UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Managed Income Fund
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2020

Date of reporting period: 12/31/2020

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Funds II
BlackRock Managed Income Fund

Dear Shareholder,
The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout
February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-
at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the
U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
22.16% 18.40%
U.S. small cap equities
(Russell 2000
®
Index)
37.85 19.96
International equities
(MSCI Europe, Australasia,
Far East Index)
21.61 7.82
Emerging market equities
(MSCI Emerging Markets
Index)
31.14 18.31
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.07 0.67
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.87) 10.58
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.29 7.51
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.92 4.95
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
11.32 7.05
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
4
BlackRock Managed Income Fund
Investment Objective
BlackRock Managed Income Fund’s (the “Fund”) investment objective is to seek to maximize current income with consideration for risk-managed total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund underperformed its Customized Reference Benchmark, a blend of 30% S&P 500
®
Index/70% Bloomberg
Barclays U.S. Aggregate Bond Index. For the same period, the Fund also underperformed the Bloomberg Barclays U.S. Aggregate Bond Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund is managed within a risk-controlled framework, and it strives to maintain a consistent yield with a risk profile below that of the benchmark.
What factors influenced performance?
The Fund’s interest-rate risk management program, which uses U.S. Treasury futures, was the largest detractor from returns given that yields fell significantly during the first half of the period. (Prices and yields move in opposite directions.) Equity covered calls also weighed on Fund performance, as the positive income generated was not enough to overcome negative price returns. In addition, the Fund’s positioning in European equities and emerging market debt detracted.
The Fund’s allocation to investment-grade bonds, which is the largest position in the portfolio due to the category’s more conservative risk profile, was the leading contributor to Fund returns. An allocation to high yield bonds also meaningfully contributed from the first quarter of 2020 onward. U.S. equity positioning was another significant contributor. Other notable contributors included positions in agency mortgage-backed securities, floating rate loan interests (“bank loans”), preferred stocks and emerging market equities. Some of the Fund's positioning in U.S., European and emerging market stocks was achieved through the use of derivatives.
Describe recent portfolio activity.
The Fund reduced overall portfolio risk during the sell-off associated with COVID-19, primarily by decreasing its exposure to stocks and lower-quality bonds, as well as by building up higher levels of cash. As volatility started to come down during the summer, the investment adviser began to reduce cash and add back to higher-risk segments of the credit markets, such as high yield bonds. By the fourth quarter of 2020, the investment adviser’s economic outlook had improved notably. Accordingly, the Fund started to take profits on positions in more conservative investments that had meaningfully appreciated (such as investment grade corporate bonds and agency mortgages) and allocating to the riskier parts of the market. By the end of the year, the Fund held its largest weighting in equities—primarily through global dividend stocks and covered calls—since its inception.
Describe portfolio positioning at period end.
The Fund was diversified across several income-producing asset classes, including investment-grade debt, high yield bonds, bank loans, covered calls, global equities, preferred stocks, mortgage-backed securities and cash, and it continued to use risk-management strategies. The Fund’s duration (interest-rate sensitivity) stood at approximately 1.6 years, which represented the lower end of the range for 2020.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
5
Fund Summary
BlackRock Managed Income Fund
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund’s returns between July 29, 2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.
(c)
A customized performance benchmark comprised of the returns of the Bloomberg Barclays U.S. Aggregate Bond Index (70%) and the S&P 500
®
Index (30%).
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 2.99% 2.77% 6.81% 5.78% N/A 5.89% N/A 6.04% N/A
Investor A ....................... 2.63 2.45 6.68 5.51 1.29% 5.62 4.76% 5.71 5.28%
Investor C ....................... 2.00 1.80 6.28 4.72 3.72 4.83 4.83 4.95 4.95
Class K ........................ 3.04 2.86 6.72 5.72 N/A 5.94 N/A 6.12 N/A
Bloomberg Barclays U.S. Aggregate Bond
Index
.....................
— — 1.29 7.51 N/A 4.44 N/A 3.84 N/A
Customized Reference Benchmark
...
— — 7.37 11.35 N/A 7.84 N/A 6.98 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between July 29,
2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond
Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders
6
BlackRock Managed Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 48%
Investment Companies ............................... 21
Equity-Linked Notes ................................. 8
Common Stocks ................................... 8
Asset-Backed Securities .............................. 7
Floating Rate Loan Interests ........................... 6
Preferred Securities ................................. 2
Foreign Agency Obligations ............................ —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 6%
AA/Aa ......................................... 4
A ............................................ 1 4
BBB/Baa ....................................... 31
BB/Ba ......................................... 18
B ............................................ 14
CCC/ Caa ....................................... 4
CC/Ca ........................................ —
(d)
NR ........................................... 9
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, Equity-Linked Notes and Investment Companies.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

About Fund Performance
7
About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. Investor C Shares performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2020 and held through December 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,068.10 $ 2.03 $ 1,000.00 $ 1,023.18 $ 1.98 0.39%
Investor A ................................ 1,000.00 1,066.80 3.32 1,000.00 1,021.92 3.25 0.64
Investor C ................................ 1,000.00 1,062.80 7.21 1,000.00 1,018.15 7.05 1.39
Class K .................................. 1,000.00 1,067.20 1.77 1,000.00 1,023.43 1.73 0.34
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Derivative Financial Instruments
2020
BlackRock Annual Report to Shareholders
8
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Managed Income Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 6.9%
522 Funding CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/20/29 ... USD 900 $ 899,121
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/20/29 ... 500 499,566
AIG CLO Ltd., Series 2019-2A, Class A,
(LIBOR USD 3 Month + 1.36%), 1.57%,
10/25/32
(a)(b)
.................... 1,000 1,000,993
AIMCO CLO, Series 2017-AA, Class A, (LIBOR
USD 3 Month + 1.26%), 1.48%, 07/20/29
(a)(b)
500 500,109
Allegro CLO VI Ltd., Series 2017-2A, Class
A, (LIBOR USD 3 Month + 1.13%), 1.35%,
01/17/31
(a)(b)
.................... 400 397,373
Allegro CLO X Ltd., Series 2019-1A, Class A,
(LIBOR USD 3 Month + 1.42%), 1.64%,
04/20/32
(a)(b)
.................... 500 502,712
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 1,020,718
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 1,009,284
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/13/30 ... 500 499,999
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.44%, 10/15/31 ... 500 499,600
Ares XLI CLO Ltd., Series 2016-41A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
01/15/29
(a)(b)
.................... 1,000 999,998
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.50%, 05/24/30
(a)(b)
............... 500 498,679
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
............... 250 248,933
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
1.64%, 07/15/30
(a)(b)
............... 1,000 999,998
Atrium IX, Series 9A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.46%, 05/28/30
(a)(b)
... 1,000 997,053
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.15%, 02/28/40
(a)(b)
... 905 852,861
Benefit Street Partners CLO IV Ltd., Series
2014-IVA, Class A1RR, (LIBOR USD 3
Month + 1.25%), 1.47%, 01/20/29
(a)(b)
... 500 500,171
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.32%, 01/20/31
(a)(b)
... 500 497,530
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (LIBOR USD 3
Month + 1.05%), 1.27%, 05/15/31
(a)(b)
... 493 488,426
CBAM Ltd.
(a)(b)
:
Series 2018-5A, Class B1, (LIBOR USD 3
Month + 1.40%), 1.62%, 04/17/31 ... 1,000 985,231
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.58%, 01/20/34 ... 1,000 1,003,084
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
............... 513 514,248
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A1A, (LIBOR USD 3 Month + 1.35%),
1.57%, 05/29/32
(a)(b)
............... 500 500,435
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class A1RR, (LIBOR USD
3 Month + 1.06%), 1.28%, 04/27/31 .. 1,000 991,243
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.52%, 04/27/31 .. USD 650 $ 651,628
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 07/20/30 ... 1,850 1,849,996
Deer Creek CLO Ltd., Series 2017-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.87%,
10/20/30
(a)(b)
.................... 500 498,748
Dryden 49 Senior Loan Fund
(a)(b)
:
Series 2017-49A, Class A, (LIBOR USD 3
Month + 1.21%), 1.43%, 07/18/30 ... 1,680 1,677,526
Series 2017-49A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/18/30 ... 1,000 994,058
Elmwood CLO II Ltd., Series 2019-2A, Class
A, (LIBOR USD 3 Month + 1.45%), 1.67%,
04/20/31
(a)(b)
.................... 500 500,552
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 0.85%, 11/25/35
(a)
..... 932 891,310
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
.................... 750 749,999
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.40%,
10/20/31
(a)(b)
.................... 500 499,999
Grippen Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.26%), 1.48%,
01/20/30
(a)(b)
.................... 1,500 1,499,996
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 1.72%, 07/18/31
(a)(b)
......... 500 494,546
Kayne CLO III Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 1.72%,
04/15/32
(a)(b)
.................... 1,000 1,005,107
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.39%, 04/25/29
(a)(b)
......... 1,500 1,495,041
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.25%, 04/20/30
(a)(b)
......... 1,000 996,062
Milos CLO Ltd., Series 2017-1A, Class AR,
(LIBOR USD 3 Month + 1.07%), 1.29%,
10/20/30
(a)(b)
.................... 700 695,833
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.47%,
10/20/30
(a)(b)
.................... 250 249,382
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30
(a)(b)
... 750 746,930
OCP CLO Ltd., Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%), 2.04%,
07/15/30
(a)(b)
.................... 500 499,998
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 1.84%, 07/15/30
(a)(b)
......... 500 492,330
Octagon Investment Partners 45 Ltd., Series
2019-1A, Class A, (LIBOR USD 3 Month +
1.33%), 1.57%, 10/15/32
(a)(b)
......... 500 501,617
OHA Loan Funding Ltd.
(a)(b)
:
Series 2013-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.81%, 07/23/31 ... 1,000 993,218
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.56%, 11/15/32 ... 500 500,505
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.46%,
11/22/30
(a)(b)
.................... 250 249,583

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
:
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.33%, 07/16/31 ... USD 1,000 $ 999,998
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.56%, 11/14/32 ... 1,000 1,005,034
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/14/32 ... 1,000 1,008,975
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1A, (LIBOR USD 3
Month + 1.28%), 1.50%, 10/20/31
(a)(b)
... 750 749,998
Progress Residential Trust
(b)
:
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 1,017,916
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 1,000 1,025,377
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 1,016,454
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
............... 500 500,001
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.87%,
07/17/31
(a)(b)
.................... 650 649,998
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.40%, 10/25/31
(a)(b)
............... 1,000 999,295
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
2.06%, 10/25/31
(a)(b)
............... 700 695,830
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 1.51%,
04/15/33
(a)(b)
.................... 1,300 1,301,244
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.57%, 07/20/30
(a)(b)
............... 1,000 1,002,586
Total Asset-Backed Securities — 6.9%
(Cost: $47,468,160) .............................. 47,614,035
Shares
Shares
Common Stocks — 7.5%
Aerospace & Defense — 0.6%
BAE Systems plc ................... 227,331 1,516,019
Lockheed Martin Corp. ............... 4,552 1,615,869
Raytheon Technologies Corp. .......... 9,451 675,841
3,807,729
Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered) ......... 13,157 651,742
Banks — 0.4%
Citizens Financial Group, Inc. .......... 29,568 1,057,352
DBS Group Holdings Ltd. ............. 20,400 386,595
M&T Bank Corp. ................... 7,879 1,002,997
United Overseas Bank Ltd. ............ 19,100 325,548
2,772,492
Beverages — 0.2%
Coca-Cola Co. (The) ................ 12,427 681,497
Diageo plc ....................... 10,499 415,432
Heineken NV ..................... 3,811 424,694
1,521,623
Biotechnology — 0.2%
AbbVie, Inc. ...................... 10,011 1,072,679
Security
Shares
Shares Value
Building Products — 0.1%
AZEK Co., Inc. (The)
(c)
............... 54 $ 2,076
Carrier Global Corp. ................. 22,570 851,341
853,417
Communications Equipment — 0.1%
Cisco Systems, Inc. ................. 16,942 758,155
Containers & Packaging — 0.2%
Amcor plc, CDI .................... 43,099 511,810
International Paper Co. ............... 17,312 860,753
1,372,563
Distributors — 0.1%
Genuine Parts Co. .................. 5,254 527,659
Diversified Telecommunication Services — 0.3%
TELUS Corp. ..................... 89,656 1,775,652
Electrical Equipment — 0.2%
Eaton Corp. plc .................... 5,782 694,649
Schneider Electric SE ................ 2,921 422,165
1,116,814
Food & Staples Retailing — 0.1%
Sysco Corp. ...................... 11,115 825,400
Food Products — 0.1%
Nestle SA (Registered) ............... 8,686 1,026,783
Health Care Equipment & Supplies — 0.2%
Ansell Ltd. ....................... 14,161 378,553
Koninklijke Philips NV
(c)
............... 14,214 765,673
Medtronic plc ..................... 4,577 536,150
1,680,376
Health Care Providers & Services — 0.3%
Sonic Healthcare Ltd. ................ 16,184 400,988
UnitedHealth Group, Inc. .............. 3,797 1,331,532
1,732,520
Household Products — 0.3%
Procter & Gamble Co. (The) ........... 7,091 986,642
Reckitt Benckiser Group plc ............ 14,868 1,327,031
2,313,673
Insurance — 0.2%
Assurant, Inc. ..................... 5,861 798,385
Progressive Corp. (The) .............. 7,984 789,458
1,587,843
IT Services — 0.6%
Amadeus IT Group SA ............... 14,528 1,072,417
Paychex, Inc. ..................... 18,399 1,714,419
Visa, Inc., Class A .................. 7,290 1,594,542
4,381,378
Leisure Products — 0.2%
Hasbro, Inc. ...................... 14,960 1,399,358
Machinery — 0.2%
Kone OYJ, Class B ................. 4,703 383,201
Otis Worldwide Corp. ................ 15,274 1,031,759
1,414,960
Media — 0.2%
Comcast Corp., Class A .............. 31,511 1,651,176
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(c)
........... 106 2,501

BlackRock Managed Income Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Personal Products — 0.2%
Unilever plc ....................... 24,003 $ 1,439,548
Pharmaceuticals — 0.9%
AstraZeneca plc ................... 6,091 607,354
Bristol-Myers Squibb Co. .............. 23,296 1,445,051
Johnson & Johnson ................. 3,398 534,777
Novartis AG (Registered) ............. 11,291 1,063,137
Novo Nordisk A/S, Class B ............ 10,336 721,031
Sanofi .......................... 20,012 1,939,623
6,310,973
Professional Services — 0.2%
NMG, Inc.
(c)
....................... 167 10,788
RELX plc ........................ 54,923 1,342,132
1,352,920
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. 56,000 1,059,378
Texas Instruments, Inc. ............... 10,438 1,713,189
2,772,567
Software — 0.3%
Microsoft Corp. .................... 8,187 1,820,953
Tobacco — 0.4%
British American Tobacco plc ........... 34,225 1,271,009
Philip Morris International, Inc. .......... 18,391 1,522,591
2,793,600
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 8,842 1,074,306
Total Common Stocks — 7.5%
(Cost: $48,488,991) .............................. 51,811,360
Par (000)
Par (000)
Corporate Bonds — 45.6%
Aerospace & Defense — 1.3%
Boeing Co. (The):
2.13%, 03/01/22 ................. USD 290 294,873
2.20%, 10/30/22 ................. 60 61,555
2.80%, 03/01/23 ................. 20 20,764
2.80%, 03/01/24 ................. 100 105,014
4.88%, 05/01/25 ................. 585 666,846
2.70%, 02/01/27 ................. 40 41,606
5.15%, 05/01/30 ................. 485 586,972
3.85%, 11/01/48 ................. 40 41,258
3.90%, 05/01/49 ................. 5 5,306
3.75%, 02/01/50 ................. 10 10,516
5.81%, 05/01/50 ................. 55 75,798
5.93%, 05/01/60 ................. 70 99,301
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 ................. 309 321,360
6.13%, 01/15/23 ................. 81 79,178
7.50%, 12/01/24 ................. 50 47,963
7.50%, 03/15/25 ................. 10 9,275
7.88%, 04/15/27 ................. 118 108,494
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 ................. 117 121,534
4.13%, 06/30/28 ................. 107 111,414
General Dynamics Corp., 4.25%, 04/01/40 . 91 118,455
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 2,202
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 177 185,629
L3Harris Technologies, Inc.:
3.85%, 06/15/23 ................. 100 108,015
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.83%, 04/27/25 ................. USD 75 $ 84,180
3.85%, 12/15/26 ................. 100 115,552
4.40%, 06/15/28 ................. 290 347,733
2.90%, 12/15/29 ................. 10 11,049
1.80%, 01/15/31 ................. 50 50,757
5.05%, 04/27/45 ................. 50 69,132
Lockheed Martin Corp., 4.07%, 12/15/42 .. 170 220,910
Northrop Grumman Corp.:
3.25%, 01/15/28 ................. 200 226,162
5.25%, 05/01/50 ................. 165 245,279
Raytheon Technologies Corp.:
3.65%, 08/16/23 ................. 24 25,876
3.20%, 03/15/24 ................. 50 54,004
6.70%, 08/01/28 ................. 85 115,736
4.13%, 11/16/28 ................. 370 441,100
6.13%, 07/15/38 ................. 50 74,093
4.50%, 06/01/42 ................. 180 234,722
4.15%, 05/15/45 ................. 60 75,955
4.35%, 04/15/47 ................. 80 105,066
3.13%, 07/01/50 ................. 15 16,540
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 ................. 44 45,100
4.00%, 03/01/28 ................. 84 84,559
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 57 60,129
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 35 39,550
TransDigm , Inc.:
8.00%, 12/15/25
(b)
................ 613 677,549
6.25%, 03/15/26
(b)
................ 1,462 1,557,030
6.38%, 06/15/26 ................. 62 64,170
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 323 354,493
8,619,754
Air Freight & Logistics — 0.0%
FedEx Corp.:
3.10%, 08/05/29 ................. 40 44,668
4.55%, 04/01/46 ................. 145 186,542
5.25%, 05/15/50 ................. 45 63,739
294,949
Airlines — 0.4%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 16 15,809
American Airlines Pass-Through Trust:
Series 2019-1, Class B, 3.85%, 02/15/28 75 63,252
Series 2017-1, Class AA, 3.65%, 02/15/29 65 65,158
American Airlines, Inc., 11.75%, 07/15/25
(b)
. 233 268,707
British Airways Pass-Through Trust
(b)
:
Series 2019-1, Class A, 3.35%, 06/15/29 43 40,583
Series 2020-1, Class A, 4.25%, 11/15/32 110 117,563
Delta Air Lines, Inc.:
3.80%, 04/19/23 ................. 100 102,678
7.00%, 05/01/25
(b)
................ 91 105,064
4.50%, 10/20/25
(b)
................ 80 85,509
4.75%, 10/20/28
(b)
................ 237 258,688
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
594 638,550
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
22 24,605
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21 101 101,728
Series 2020-1, Class A, 5.88%, 10/15/27 700 756,149
Series 2019-2, Class AA, 2.70%, 05/01/32 44 42,134
2,686,177
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 38 42,370
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 117 129,285
3.75%, 01/30/31 ................. 98 100,266

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Auto Components (continued)
Aptiv Corp., 4.15%, 03/15/24 .......... USD 32 $ 35,212
Clarios Global LP
(b)
:
6.75%, 05/15/25 ................. 167 179,943
6.25%, 05/15/26 ................. 496 531,960
8.50%, 05/15/27 ................. 721 783,301
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 67 70,546
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 47 53,124
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 38 39,473
6.38%, 12/15/25 ................. 39 40,345
6.25%, 05/15/26 ................. 77 81,535
5.25%, 05/15/27 ................. 127 136,144
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... 25 28,069
2,251,573
Automobiles — 0.7%
BMW US Capital LLC
(b)
:
3.45%, 04/12/23 ................. 305 325,024
3.90%, 04/09/25 ................. 150 168,904
Daimler Finance North America LLC, 2.30%,
02/12/21
(b)
.................... 500 501,008
Ford Motor Co.:
8.50%, 04/21/23 ................. 188 211,596
4.35%, 12/08/26 ................. 182 193,830
4.75%, 01/15/43 ................. 21 21,420
5.29%, 12/08/46 ................. 60 62,700
General Motors Co.:
6.13%, 10/01/25 ................. 90 109,167
6.80%, 10/01/27 ................. 190 244,171
5.00%, 10/01/28 ................. 14 16,658
6.25%, 10/02/43 ................. 50 67,449
5.20%, 04/01/45 ................. 105 127,515
6.75%, 04/01/46 ................. 60 86,444
Hyundai Capital America, 1.80%, 10/15/25
(b)
245 250,360
Nissan Motor Acceptance Corp.
(b)
:
2.55%, 03/08/21 ................. 40 40,109
3.15%, 03/15/21 ................. 75 75,332
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 ................. 780 815,564
4.35%, 09/17/27 ................. 285 314,791
4.81%, 09/17/30 ................. 200 225,203
Tesla, Inc., 5.30%, 08/15/25
(b)
......... 168 175,140
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 ................. 300 300,898
1.25%, 11/24/25 ................. 600 605,948
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
38 40,850
4,980,081
Banks — 7.4%
AIB Group plc, 4.75%, 10/12/23
(b)
....... 275 302,486
ANZ New Zealand Int'l Ltd., 1.90%, 02/13/23
(b)
300 309,005
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(b)
(d)
......................... 400 466,860
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(d)
.. 200 210,660
Banco Santander SA:
3.50%, 04/11/22 ................. 600 623,072
3.13%, 02/23/23 ................. 200 210,579
3.85%, 04/12/23 ................. 200 214,824
2.71%, 06/27/24 ................. 200 213,555
2.75%, 05/28/25 ................. 200 213,505
3.31%, 06/27/29 ................. 200 225,074
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.:
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13%
(a)(d)
.................... USD 900 $ 951,663
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
................... 400 433,681
4.20%, 08/26/24 ................. 300 335,844
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
................... 80 87,103
Series L, 3.95%, 04/21/25 .......... 240 270,549
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 795 860,600
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 239,857
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
................... 300 314,412
4.45%, 03/03/26 ................. 225 262,249
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 140 142,986
4.25%, 10/22/26 ................. 91 106,740
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 100 101,331
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 170,769
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 340,806
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 400 451,818
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 20 23,557
(LIBOR USD 3 Month + 0.99%), 2.50%,
02/13/31
(a)
................... 120 127,448
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
... 790 846,689
Series L, 4.75%, 04/21/45 .......... 110 151,833
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 110 138,916
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 5 5,215
Bank of Montreal, 2.50%, 06/28/24 ...... 245 261,132
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)
............... 200 206,528
Barclays Bank plc
(e)(f)
:
0.00%, 02/04/25 ................. 190 240,656
Series VUN, 0.00%, 02/18/25 ........ 115 128,030
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(d)
......................... 525 549,938
3.68%, 01/10/23 ................. 200 206,130
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
................... 380 396,695
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(d)
......................... 475 510,625
(LIBOR USD 3 Month + 1.36%), 4.34%,
05/16/24
(a)
................... 255 275,989
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
.............. 200 201,418
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(d)
.................... 325 350,187
4.38%, 01/12/26 ................. 200 230,519
5.20%, 05/12/26 ................. 480 558,106
4.84%, 05/09/28 ................. 200 230,516
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 200 239,917
BNP Paribas SA:
(USD Swap Semi 5 Year + 6.31%), 7.63%
(a)
(b)(d)
........................ 425 430,312
4.25%, 10/15/24 ................. 200 225,189
3.38%, 01/09/25
(b)
................ 200 218,870

BlackRock Managed Income Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
.. USD 200 $ 209,326
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(a)(b)
.................. 200 229,156
BofA Finance LLC, 0.13%, 09/01/22
(e)
.... 156 181,428
CIT Group, Inc., 5.00%, 08/01/23 ....... 58 63,365
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.72%), 3.14%,
01/24/23
(a)
................... 60 61,697
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
................... 710 737,536
Series U, (SOFR + 3.81%), 5.00%
(a)(d)
.. 900 935,437
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 480 521,844
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00%
(a)(d)
.................... 225 230,906
(SOFR + 2.75%), 3.11%, 04/08/26
(a)
.... 300 327,769
3.20%, 10/21/26 ................. 155 173,239
4.30%, 11/20/26 ................. 155 180,452
4.45%, 09/29/27 ................. 650 768,390
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 460 527,196
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
... 200 242,531
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 445 474,308
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 1.00%), 1.34%, 06/24/26
(a)(b)
.... 295 301,236
Credit Agricole SA, (USD Swap Semi 5 Year +
6.19%), 8.12%
(a)(b)(d)
.............. 1,225 1,488,375
Danske Bank A/S:
5.00%, 01/12/22
(b)
................ 200 208,792
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22
(a)(b)
.................. 200 203,163
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 210 210,946
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(a)(d)
.................... 725 804,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
............. 200 200,903
Discover Bank, 4.20%, 08/08/23 ........ 250 273,329
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%
(a)
(d)
......................... 575 585,063
4.25%, 03/14/24 ................. 225 248,252
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30
(a)
................... 200 230,950
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(d)
.................... 260 264,581
ING Groep NV:
4.10%, 10/02/23 ................. 200 219,724
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(d)
......................... 450 490,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 200 203,361
Intesa Sanpaolo SpA, 3.13%, 07/14/22
(b)
.. 620 642,041
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.73%), 3.56%,
04/23/24
(a)
................... 585 627,012
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 400 440,651
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 550 583,839
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
... USD 60 $ 63,024
4.13%, 12/15/26 ................. 400 467,626
4.25%, 10/01/27 ................. 255 302,395
3.63%, 12/01/27 ................. 100 113,654
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 490 563,190
(LIBOR USD 3 Month + 1.16%), 3.70%,
05/06/30
(a)
................... 635 736,622
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
... 100 109,659
Series U, (LIBOR USD 3 Month + 0.95%),
1.16%, 02/02/37
(a)
.............. 340 289,934
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 310 346,508
5.63%, 08/16/43 ................. 50 75,282
4.85%, 02/01/44 ................. 65 93,548
4.95%, 06/01/45 ................. 185 262,094
Series W, (LIBOR USD 3 Month + 1.00%),
1.22%, 05/15/47
(a)
.............. 117 95,940
Lloyds Banking Group plc:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.33%, 06/15/23
(a)
.............. 200 202,204
4.05%, 08/16/23 ................. 510 557,317
4.50%, 11/04/24 ................. 200 223,747
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(d)
......................... 200 230,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(d)
.................... 200 224,250
Macquarie Bank Ltd., (USD Swap Semi 5 Year
+ 3.70%), 6.13%
(a)(b)(d)
............. 750 802,500
Mitsubishi UFJ Financial Group, Inc.:
3.22%, 03/07/22 ................. 145 149,927
3.46%, 03/02/23 ................. 150 159,824
3.76%, 07/26/23 ................. 410 444,502
2.53%, 09/13/23 ................. 200 211,040
1.41%, 07/17/25 ................. 400 410,925
2.05%, 07/17/30 ................. 200 208,972
Mizuho Financial Group, Inc., (LIBOR USD 3
Month + 0.99%), 1.24%, 07/10/24
(a)
.... 220 223,650
Natwest Group plc:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(a)
(d)
......................... 700 726,537
6.13%, 12/15/22 ................. 350 384,921
3.88%, 09/12/23 ................. 650 705,274
6.00%, 12/19/23 ................. 275 314,288
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 380 395,405
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 200 221,258
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
.............. 200 217,074
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 212,873
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 200 206,842
Nordea Bank Abp
(b)
:
3.75%, 08/30/23 ................. 220 237,790
0.75%, 08/28/25 ................. 380 379,722
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(d)
.................... 1,100 1,262,250

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
PNC Financial Services Group, Inc. (The),
3.45%, 04/23/29 ................ USD 70 $ 80,688
Royal Bank of Canada, 2.25%, 11/01/24 ... 170 180,847
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.57%), 4.80%, 11/15/24
(a)
200 222,471
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 537,578
Skandinaviska Enskilda Banken AB, 0.85%,
09/02/25
(b)
.................... 200 200,470
Societe Generale SA
(a)(b)(d)
:
(USD Swap Rate 5 Year + 5.87%), 8.00% 400 469,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ...................... 400 424,148
Standard Chartered plc
(a)(b)
:
(USD Swap Semi 5 Year + 6.30%), 7.50%
(d)
525 547,313
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26 .................... 365 386,629
Sumitomo Mitsui Financial Group, Inc.:
2.78%, 10/18/22 ................. 400 416,867
2.45%, 09/27/24 ................. 250 266,252
2.35%, 01/15/25 ................. 200 212,220
2.75%, 01/15/30 ................. 250 272,785
Swedbank AB, 2.80%, 03/14/22
(b)
....... 300 308,759
Truist Financial Corp., 3.75%, 12/06/23 ... 60 65,913
UniCredit SpA :
6.57%, 01/14/22
(b)
................ 440 463,679
3.75%, 04/12/22
(b)
................ 705 730,602
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(d)
......................... 400 432,500
US Bancorp:
2.40%, 07/30/24 ................. 230 245,178
1.38%, 07/22/30 ................. 80 80,191
Wachovia Capital Trust II, (LIBOR USD 3
Month + 0.50%), 0.74%, 01/15/27
(a)
.... 20 18,692
Wells Fargo & Co.:
3.75%, 01/24/24 ................. 700 764,183
(SOFR + 1.60%), 1.65%, 06/02/24
(a)
... 200 205,577
3.00%, 02/19/25 ................. 210 228,300
4.30%, 07/22/27 ................. 180 210,920
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 275 311,737
4.40%, 06/14/46 ................. 360 450,660
(LIBOR USD 3 Month + 4.24%), 5.01%,
04/04/51
(a)
................... 90 127,909
Westpac Banking Corp.
(a)
:
(USD Swap Rate 5 Year + 2.89%), 5.00%
(d)
525 554,728
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35 ............... 85 87,564
51,243,919
Beverages — 0.4%
Anheuser-Busch Cos. LLC:
3.65%, 02/01/26 ................. 245 276,941
4.70%, 02/01/36 ................. 835 1,060,690
4.90%, 02/01/46 ................. 347 451,180
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25 ................. 180 204,964
4.75%, 01/23/29 ................. 140 172,886
4.44%, 10/06/48 ................. 10 12,447
4.75%, 04/15/58 ................. 115 150,490
5.80%, 01/23/59 ................. 105 161,635
Keurig Dr Pepper, Inc., 4.42%, 05/25/25 ... 130 149,882
2,641,115
Security
Par (000)
Par (000) Value
Biotechnology — 0.6%
AbbVie, Inc.:
3.45%, 03/15/22 ................. USD 175 $ 180,478
3.80%, 03/15/25 ................. 965 1,076,147
3.60%, 05/14/25 ................. 580 646,171
3.20%, 05/14/26 ................. 225 249,275
2.95%, 11/21/26 ................. 45 49,763
4.50%, 05/14/35 ................. 30 37,682
4.05%, 11/21/39 ................. 80 96,818
4.75%, 03/15/45 ................. 50 65,346
4.45%, 05/14/46 ................. 155 197,190
4.88%, 11/14/48 ................. 325 439,554
4.25%, 11/21/49 ................. 112 140,428
Amgen, Inc.:
1.90%, 02/21/25 ................. 160 168,176
2.20%, 02/21/27 ................. 100 107,201
4.56%, 06/15/48 ................. 90 119,205
Baxalta, Inc., 3.60%, 06/23/22 ......... 9 9,365
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
24 24,852
Gilead Sciences, Inc.:
3.70%, 04/01/24 ................. 100 108,993
3.50%, 02/01/25 ................. 185 204,364
3.65%, 03/01/26 ................. 75 85,086
4.50%, 02/01/45 ................. 52 66,273
4.75%, 03/01/46 ................. 179 237,246
4,309,613
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 64 67,224
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
24 26,033
Carrier Global Corp., 2.24%, 02/15/25 .... 70 74,071
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 171 181,688
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 29 30,160
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 168 180,600
Griffon Corp., 5.75%, 03/01/28 ......... 29 30,668
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 30 32,400
4.63%, 12/15/25 ................. 16 16,328
4.88%, 12/15/27 ................. 6 6,345
Masonite International Corp., 5.38%, 02/01/28
(b)
23 24,696
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
253 264,424
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ................. 55 57,475
4.38%, 07/15/30 ................. 149 159,390
3.38%, 01/15/31 ................. 196 196,980
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 60,900
1,409,382
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.66%
(a)(d)
.................... 375 375,386
1.60%, 04/24/25 ................. 220 230,005
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70%
(a)(d)
.................... 400 413,860
Charles Schwab Corp. (The):
0.90%, 03/11/26 ................. 210 212,688
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00%
(a)(d)
.............. 760 799,900
Credit Suisse AG, 1.00%, 05/05/23 ...... 360 365,445
Credit Suisse Group AG:
3.80%, 06/09/23 ................. 900 969,292

BlackRock Managed Income Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(d)
........................ USD 500 $ 555,875
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(d)
........................ 400 436,950
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 485 506,850
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(d)
................... 550 612,563
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
.. 250 294,243
Deutsche Bank AG:
3.15%, 01/22/21 ................. 875 875,971
4.25%, 02/04/21 ................. 340 340,918
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
... 240 246,897
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(d)
.................... 400 400,000
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
.... 150 153,516
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%,
06/05/23
(a)
................... 260 269,243
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50%
(a)(d)
.................... 275 299,750
3.50%, 01/23/25 ................. 50 55,183
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95%
(a)(d)
.................... 284 300,449
3.50%, 04/01/25 ................. 755 838,797
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 175 191,699
3.75%, 02/25/26 ................. 100 113,595
(SOFR + 0.79%), 1.09%, 12/09/26
(a)
... 260 262,858
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 86,807
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 295 349,977
6.75%, 10/01/37 ................. 100 153,016
5.15%, 05/22/45 ................. 65 90,583
Intercontinental Exchange, Inc.:
2.35%, 09/15/22 ................. 50 51,588
4.25%, 09/21/48 ................. 40 50,703
Morgan Stanley:
4.88%, 11/01/22 ................. 150 161,624
(SOFR + 0.70%), 0.79%, 01/20/23
(a)
... 400 401,284
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... 100 107,596
Series F, 3.88%, 04/29/24 .......... 300 332,345
3.70%, 10/23/24 ................. 155 172,484
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 110 117,653
4.00%, 07/23/25 ................. 430 492,080
3.88%, 01/27/26 ................. 250 286,769
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 225 237,654
3.95%, 04/23/27 ................. 85 98,273
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 75 85,627
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 300 347,786
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 280 304,851
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 375 436,163
MSCI, Inc.
(b)
:
4.00%, 11/15/29 ................. 12 12,780
3.63%, 09/01/30 ................. 13 13,585
Owl Rock Capital Corp.:
5.25%, 04/15/24 ................. 16 17,316
4.00%, 03/30/25 ................. 24 25,060
4.25%, 01/15/26 ................. 49 51,613
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.40%, 07/15/26 ................. USD 30 $ 30,430
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 40 40,217
State Street Corp.
(a)
:
(SOFR + 2.69%), 2.82%, 03/30/23 ..... 785 810,171
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 60,463
(LIBOR USD 3 Month + 1.00%), 1.22%,
06/15/47 .................... 913 784,083
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 5.88%), 7.13%
(d)
350 359,625
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... 925 958,922
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(d)
......................... 800 877,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 230 232,224
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
200 227,250
18,987,535
Chemicals — 0.7%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 52,116
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(g)
........... 200 201,500
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
.... 448 455,840
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 200 212,750
3.38%, 02/15/29 ................. 150 150,000
Blue Cube Spinco LLC:
9.75%, 10/15/23 ................. 12 12,330
10.00%, 10/15/25 ................ 99 104,816
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 37 37,740
DuPont de Nemours, Inc.:
4.21%, 11/15/23 ................. 500 551,620
5.32%, 11/15/38 ................. 60 81,264
5.42%, 11/15/48 ................. 36 52,314
Eastman Chemical Co., 4.80%, 09/01/42 .. 65 83,178
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 374 384,753
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 180 189,000
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 46 47,380
HB Fuller Co., 4.25%, 10/15/28 ........ 32 32,800
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 139 152,900
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 26,195
LYB International Finance III LLC:
2.88%, 05/01/25 ................. 295 319,229
1.25%, 10/01/25 ................. 245 249,292
4.20%, 10/15/49 ................. 35 40,912
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 48,134
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 9 9,371
Nutrition & Biosciences, Inc.
(b)
:
1.23%, 10/01/25 ................. 420 424,458
2.30%, 11/01/30 ................. 95 97,852
3.47%, 12/01/50 ................. 191 207,479
PQ Corp., 5.75%, 12/15/25
(b)
.......... 182 186,778
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
21 21,898
Sherwin-Williams Co. (The):
2.75%, 06/01/22 ................. 27 27,860
2.30%, 05/15/30 ................. 45 46,993
4.50%, 06/01/47 ................. 50 66,881
WR Grace & Co.-Conn.
(b)
:
5.63%, 10/01/24 ................. 46 49,623
4.88%, 06/15/27 ................. 49 51,965
4,677,221

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The):
4.13%, 06/15/23 ................. USD 14 $ 14,926
4.88%, 07/15/32
(b)
................ 88 95,370
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 752 801,858
9.75%, 07/15/27 ................. 216 235,440
APX Group, Inc.:
7.88%, 12/01/22 ................. 71 71,177
8.50%, 11/01/24 ................. 22 23,100
6.75%, 02/15/27
(b)
................ 91 97,825
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 310 319,300
6.38%, 05/01/25 ................. 51 54,506
5.00%, 02/01/28 ................. 2 2,108
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 14,945
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 91 94,941
5.13%, 07/15/29 ................. 139 151,858
Covanta Holding Corp., 5.00%, 09/01/30 .. 29 31,028
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. 84 84,840
9.50%, 11/01/27 ................. 57 63,127
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 18 18,675
3.75%, 08/01/25 ................. 84 86,100
5.13%, 12/15/26 ................. 300 319,125
8.50%, 05/01/27 ................. 105 116,550
4.00%, 08/01/28 ................. 105 105,787
3.50%, 09/01/28 ................. 102 103,849
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 175 185,500
Interface, Inc., 5.50%, 12/01/28
(b)
....... 37 38,942
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
96 98,787
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 129 140,165
5.88%, 10/01/30 ................. 75 84,844
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. 55 58,712
5.75%, 04/15/26 ................. 22 24,090
3.38%, 08/31/27 ................. 93 92,303
6.25%, 01/15/28 ................. 189 202,909
RELX Capital, Inc., 3.50%, 03/16/23 ..... 40 42,543
Republic Services, Inc.:
0.88%, 11/15/25 ................. 90 90,685
3.38%, 11/15/27 ................. 35 39,691
3.95%, 05/15/28 ................. 15 17,590
2.30%, 03/01/30 ................. 100 105,661
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 25 25,731
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 51 52,403
Waste Management, Inc.:
1.50%, 03/15/31 ................. 235 232,790
2.50%, 11/15/50 ................. 35 35,362
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 147 150,308
4,625,451
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 194 207,242
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 ................. 113 115,542
5.00%, 03/15/27 ................. 131 129,035
CommScope , Inc.
(b)
:
5.50%, 03/01/24 ................. 148 152,588
6.00%, 03/01/26 ................. 100 105,360
8.25%, 03/01/27 ................. 11 11,743
7.13%, 07/01/28 ................. 12 12,780
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Motorola Solutions, Inc.:
4.60%, 05/23/29 ................. USD 210 $ 251,583
2.30%, 11/15/30 ................. 70 71,353
5.50%, 09/01/44 ................. 10 12,735
Nokia OYJ, 6.63%, 05/15/39 .......... 32 40,874
ViaSat , Inc.
(b)
:
5.63%, 04/15/27 ................. 164 172,200
6.50%, 07/15/28 ................. 189 204,538
1,487,573
Construction & Engineering — 0.1%
(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25 157 160,336
MasTec, Inc., 4.50%, 08/15/28 ......... 58 60,900
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 17 17,425
9.75%, 07/15/28 ................. 21 22,995
Pike Corp., 5.50%, 09/01/28 .......... 67 70,769
Weekley Homes LLC, 4.88%, 09/15/28 .... 23 24,035
356,460
Consumer Finance — 1.5%
AerCap Ireland Capital DAC:
4.50%, 05/15/21 ................. 150 151,886
3.50%, 05/26/22 ................. 150 155,169
4.13%, 07/03/23 ................. 150 160,674
4.88%, 01/16/24 ................. 175 191,049
3.50%, 01/15/25 ................. 375 398,184
3.65%, 07/21/27 ................. 220 239,068
Ally Financial, Inc., 1.45%, 10/02/23 ..... 125 127,602
American Express Co.:
3.40%, 02/22/24 ................. 275 298,452
2.50%, 07/30/24 ................. 300 320,042
American Honda Finance Corp.:
1.95%, 05/10/23 ................. 240 248,898
3.45%, 07/14/23 ................. 115 123,859
2.15%, 09/10/24 ................. 100 105,892
1.00%, 09/10/25 ................. 410 416,258
Capital One Financial Corp.:
3.05%, 03/09/22 ................. 360 371,007
3.30%, 10/30/24 ................. 300 329,561
Caterpillar Financial Services Corp.:
2.85%, 05/17/24 ................. 200 215,299
2.15%, 11/08/24 ................. 95 101,200
1.45%, 05/15/25 ................. 100 103,873
Discover Financial Services, 3.85%, 11/21/22 60 63,811
Ford Motor Credit Co. LLC:
2.98%, 08/03/22 ................. 312 317,210
3.35%, 11/01/22 ................. 300 305,250
3.81%, 01/09/24 ................. 200 205,000
5.58%, 03/18/24 ................. 400 431,460
5.13%, 06/16/25 ................. 200 217,460
3.38%, 11/13/25 ................. 255 261,977
General Motors Financial Co., Inc.:
3.45%, 01/14/22 ................. 40 41,070
3.25%, 01/05/23 ................. 415 435,173
4.15%, 06/19/23 ................. 800 860,657
3.95%, 04/13/24 ................. 200 217,842
4.00%, 01/15/25 ................. 235 258,665
2.90%, 02/26/25 ................. 560 598,036
2.75%, 06/20/25 ................. 260 278,019
4.30%, 07/13/25 ................. 35 39,240
5.65%, 01/17/29 ................. 15 18,586
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(g)
..... 81 70,380
John Deere Capital Corp., 2.60%, 03/07/24 . 110 117,771

BlackRock Managed Income Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp.:
6.13%, 03/25/24 ................. USD 20 $ 21,350
5.88%, 10/25/24 ................. 23 24,437
6.75%, 06/25/25 ................. 72 78,300
6.75%, 06/15/26 ................. 16 17,380
5.00%, 03/15/27 ................. 2 2,018
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 14 14,840
6.88%, 03/15/25 ................. 87 101,029
7.13%, 03/15/26 ................. 35 41,388
6.63%, 01/15/28 ................. 126 149,625
5.38%, 11/15/29 ................. 13 14,625
4.00%, 09/15/30 ................. 40 41,504
Synchrony Financial:
2.85%, 07/25/22 ................. 155 160,061
4.38%, 03/19/24 ................. 30 33,029
4.25%, 08/15/24 ................. 150 165,737
Toyota Motor Credit Corp.:
3.45%, 09/20/23 ................. 385 417,144
1.80%, 02/13/25 ................. 100 104,859
0.80%, 10/16/25 ................. 115 115,824
1.15%, 08/13/27 ................. 170 170,690
2.15%, 02/13/30 ................. 90 96,690
10,566,110
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 400 427,000
Ardagh Packaging Finance plc
(b)
:
4.13%, 08/15/26 ................. 259 270,655
5.25%, 08/15/27 ................. 400 419,924
Berry Global, Inc., 1.57%, 01/15/26
(b)
..... 300 302,715
Crown Americas LLC, 4.25%, 09/30/26 ... 68 74,946
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 8 9,740
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
39 43,095
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. 15 16,612
3.50%, 03/15/28 ................. 14 14,508
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 52 53,430
International Paper Co., 4.35%, 08/15/48 .. 90 117,870
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
.................... 52 55,147
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 ................. 169 183,022
10.50%, 07/15/27 ................ 111 125,014
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 174 177,433
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 8 8,310
Trivium Packaging Finance BV
(b)(h)
:
5.50%, 08/15/26 ................. 400 423,000
8.50%, 08/15/27 ................. 400 438,000
WRKCo, Inc., 3.75%, 03/15/25 ......... 155 172,786
3,333,207
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 ................. 59 61,138
4.00%, 01/15/28 ................. 5 5,175
Core & Main LP, 6.13%, 08/15/25 ....... 621 641,959
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 33 31,483
9.00%, 11/15/26 ................. 140 132,517
872,272
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26
(b)
....... USD 137 $ 146,076
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 25 26,250
Laureate Education, Inc., 8.25%, 05/01/25
(b)
13 13,780
Service Corp. International, 3.38%, 08/15/30 32 33,287
Sotheby's, 7.38%, 10/15/27
(b)
.......... 200 214,250
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 26,588
460,231
Diversified Financial Services — 0.6%
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 26 27,560
GE Capital Funding LLC
(b)
:
3.45%, 05/15/25 ................. 1,000 1,103,323
4.40%, 05/15/30 ................. 250 294,707
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 200 238,709
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
.................... 232 228,009
Refinitiv US Holdings, Inc.
(b)
:
6.25%, 05/15/26 ................. 402 429,135
8.25%, 11/15/26 ................. 219 238,984
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 ................. 10 10,125
9.25%, 04/15/25 ................. 123 146,370
7.38%, 09/01/25 ................. 79 85,715
Shell International Finance BV:
3.25%, 05/11/25 ................. 200 221,686
2.38%, 11/07/29 ................. 60 64,594
2.75%, 04/06/30 ................. 60 66,380
3.63%, 08/21/42 ................. 25 29,166
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 90 93,600
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 665 720,694
3,998,757
Diversified Telecommunication Services — 2.1%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,125 1,262,812
Altice France SA
(b)
:
7.38%, 05/01/26 ................. 200 210,500
8.13%, 02/01/27 ................. 200 220,502
5.50%, 01/15/28 ................. 200 209,102
AT&T, Inc.:
3.40%, 05/15/25 ................. 150 166,718
3.60%, 07/15/25 ................. 260 292,736
1.65%, 02/01/28 ................. 795 811,133
4.35%, 03/01/29 ................. 200 238,532
2.55%, 12/01/33
(b)
................ 253 259,360
4.50%, 05/15/35 ................. 355 430,770
4.85%, 03/01/39 ................. 100 124,546
5.35%, 09/01/40 ................. 123 161,288
4.65%, 06/01/44 ................. 17 20,417
4.75%, 05/15/46 ................. 25 30,838
3.80%, 12/01/57
(b)
................ 281 293,627
CCO Holdings LLC
(b)
:
5.38%, 06/01/29 ................. 65 71,256
4.75%, 03/01/30 ................. 69 74,451
4.50%, 08/15/30 ................. 148 157,065
4.25%, 02/01/31 ................. 233 245,549
4.50%, 05/01/32 ................. 641 684,409
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 .......... 27 30,071
Series Y, 7.50%, 04/01/24 .......... 22 24,915
5.13%, 12/15/26
(b)
................ 576 608,233
4.00%, 02/15/27
(b)
................ 146 150,745
Series G, 6.88%, 01/15/28 .......... 51 59,064
4.50%, 01/15/29
(b)
................ 198 201,465
Series P, 7.60%, 09/15/39 .......... 82 99,630

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Series U, 7.65%, 03/15/42 .......... USD 121 $ 146,410
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. 79 82,160
8.00%, 10/15/25 ................. 18 19,192
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 201 215,070
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. 148 160,025
5.00%, 05/01/28 ................. 264 275,220
6.75%, 05/01/29 ................. 133 142,310
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(h)
................... 108 110,565
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. 181 185,977
3.63%, 01/15/29 ................. 121 120,698
QualityTech LP, 3.88%, 10/01/28
(b)
...... 93 94,860
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 378 498,385
8.75%, 03/15/32 ................. 343 543,098
Switch Ltd., 3.75%, 09/15/28
(b)
......... 102 103,530
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 84 103,320
6.00%, 09/30/34 ................. 121 147,389
7.20%, 07/18/36 ................. 29 39,126
7.72%, 06/04/38 ................. 50 69,500
Telefonica Emisiones SA:
4.10%, 03/08/27 ................. 150 173,646
7.05%, 06/20/36 ................. 50 74,580
5.52%, 03/01/49 ................. 150 202,408
Telesat Canada, 4.88%, 06/01/27
(b)
...... 162 167,670
Verizon Communications, Inc.:
3.50%, 11/01/24 ................. 420 463,899
1.50%, 09/18/30 ................. 100 98,512
4.27%, 01/15/36 ................. 1,245 1,544,149
3.85%, 11/01/42 ................. 103 122,161
4.52%, 09/15/48 ................. 30 39,122
4.67%, 03/15/55 ................. 71 95,408
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 400 433,500
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 737 738,843
6.13%, 03/01/28 ................. 404 427,230
14,777,697
Electric Utilities — 2.0%
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 262,499
Baltimore Gas & Electric Co.:
3.35%, 07/01/23 ................. 470 501,042
3.20%, 09/15/49 ................. 50 55,839
2.90%, 06/15/50 ................. 45 48,451
DTE Electric Co.:
Series A, 4.05%, 05/15/48 .......... 110 144,577
3.95%, 03/01/49 ................. 50 64,856
Duke Energy Carolinas LLC:
6.10%, 06/01/37 ................. 24 35,539
6.05%, 04/15/38 ................. 100 150,328
3.70%, 12/01/47 ................. 60 72,454
3.20%, 08/15/49 ................. 150 170,753
Duke Energy Corp.:
3.95%, 10/15/23 ................. 335 364,191
3.75%, 04/15/24 ................. 360 396,349
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%),
4.88%
(a)(d)
.................... 1,000 1,082,830
2.45%, 06/01/30 ................. 260 276,650
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Florida LLC:
2.50%, 12/01/29 ................. USD 395 $ 431,194
1.75%, 06/15/30 ................. 85 86,912
6.40%, 06/15/38 ................. 80 124,081
Duke Energy Progress LLC:
3.45%, 03/15/29 ................. 313 363,575
4.15%, 12/01/44 ................. 80 101,520
Entergy Corp., 0.90%, 09/15/25 ........ 375 374,873
Exelon Corp.:
2.45%, 04/15/21 ................. 225 225,883
3.50%, 06/01/22 ................. 150 156,029
4.05%, 04/15/30 ................. 50 59,164
4.70%, 04/15/50 ................. 20 26,595
FirstEnergy Corp.:
Series A, 2.85%, 07/15/22
(h)
......... 17 17,278
Series B, 3.90%, 07/15/27
(h)
......... 215 236,994
2.65%, 03/01/30 ................. 218 218,691
Series B, 2.25%, 09/01/30 .......... 7 6,771
Series C, 4.85%, 07/15/47
(h)
......... 197 245,166
Series C, 3.40%, 03/01/50 .......... 131 125,476
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 ................. 205 223,495
5.45%, 07/15/44 ................. 96 121,811
4.55%, 04/01/49 ................. 46 53,720
Florida Power & Light Co.:
4.13%, 02/01/42 ................. 120 152,249
3.15%, 10/01/49 ................. 100 115,254
MidAmerican Energy Co.:
3.65%, 04/15/29 ................. 100 118,774
4.25%, 07/15/49 ................. 185 248,386
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 140 156,544
NextEra Energy Capital Holdings, Inc.:
3.15%, 04/01/24 ................. 255 275,653
2.75%, 05/01/25 ................. 415 448,959
3.55%, 05/01/27 ................. 140 159,404
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 4 4,280
Northern States Power Co.:
2.90%, 03/01/50 ................. 62 69,910
2.60%, 06/01/51 ................. 60 63,558
NRG Energy, Inc.
(b)
:
2.45%, 12/02/27 ................. 145 152,660
4.45%, 06/15/29 ................. 100 115,965
3.63%, 02/15/31 ................. 125 128,600
Ohio Power Co.:
Series P, 2.60%, 04/01/30 .......... 200 218,262
4.00%, 06/01/49 ................. 120 151,343
Oncor Electric Delivery Co. LLC:
2.75%, 06/01/24 ................. 240 257,397
2.75%, 05/15/30 ................. 150 167,948
4.10%, 11/15/48 ................. 126 163,228
3.70%, 05/15/50 ................. 144 178,813
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.60%,
11/15/21
(a)
................... 415 415,227
3.45%, 07/01/25 ................. 260 281,886
3.30%, 12/01/27 ................. 190 203,041
4.45%, 04/15/42 ................. 85 92,043
4.00%, 12/01/46 ................. 46 47,782
4.95%, 07/01/50 ................. 104 123,928
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 136 143,480
PG&E Corp., 5.25%, 07/01/30 ......... 95 104,500
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 31,128

BlackRock Managed Income Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Progress Energy, Inc., 6.00%, 12/01/39 ... USD 175 $ 247,879
Public Service Co. of Colorado:
3.80%, 06/15/47 ................. 60 74,371
Series 34, 3.20%, 03/01/50 ......... 75 86,961
Southern California Edison Co.:
Series E, (LIBOR USD 3 Month + 4.20%),
6.25%
(a)(d)
.................... 103 104,545
4.00%, 04/01/47 ................. 46 54,031
Series C, 4.13%, 03/01/48 .......... 9 10,726
Series B, 4.88%, 03/01/49 .......... 65 85,778
Tampa Electric Co., 4.45%, 06/15/49 ..... 100 130,990
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23 .......... 510 533,954
4.45%, 02/15/44 ................. 100 130,718
4.60%, 12/01/48 ................. 180 253,328
3.30%, 12/01/49 ................. 214 252,511
2.45%, 12/15/50 ................. 100 100,630
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
144 163,443
Wisconsin Electric Power Co., 2.05%, 12/15/24 50 52,927
13,898,580
Electrical Equipment — 0.0%
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. 9 10,058
5.00%, 10/01/25 ................. 4 4,450
14,508
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 73,948
CDW LLC, 3.25%, 02/15/29 .......... 128 130,522
Corning, Inc., 2.90%, 05/15/22 ......... 30 30,860
Itron, Inc., 5.00%, 01/15/26
(b)
.......... 6 6,128
MTS Systems Corp., 5.75%, 08/15/27
(b)
... 42 45,578
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 ................. 48 51,660
3.75%, 02/15/31 ................. 71 73,597
412,293
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 84 90,405
6.25%, 04/01/28 ................. 254 264,404
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 75 78,329
ChampionX Corp., 6.38%, 05/01/26 ...... 48 48,480
Halliburton Co.:
3.50%, 08/01/23 ................. 21 22,438
3.80%, 11/15/25 ................. 4 4,486
2.92%, 03/01/30 ................. 40 42,158
5.00%, 11/15/45 ................. 85 101,046
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 40 41,135
Tervita Corp., 11.00%, 12/01/25
(b)
....... 36 38,737
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 19 13,585
USA Compression Partners LP:
6.88%, 04/01/26 ................. 143 149,435
6.88%, 09/01/27 ................. 141 150,529
1,045,167
Entertainment — 0.2%
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(e)
................ 44 56,795
4.88%, 11/01/24
(b)
................ 9 9,113
2.00%, 02/15/25
(b)(e)
............... 47 49,737
6.50%, 05/15/27
(b)
................ 351 392,601
4.75%, 10/15/27
(b)
................ 85 87,118
3.75%, 01/15/28
(b)
................ 60 60,624
Security
Par (000)
Par (000) Value
Entertainment (continued)
Netflix, Inc.:
4.38%, 11/15/26 ................. USD 160 $ 177,400
5.88%, 11/15/28 ................. 160 191,800
5.38%, 11/15/29
(b)
................ 234 275,828
4.88%, 06/15/30
(b)
................ 82 94,300
Walt Disney Co. (The), 4.63%, 03/23/40 ... 92 122,858
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 ................. 22 22,797
3.88%, 07/15/30 ................. 9 9,565
1,550,536
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.:
3.80%, 04/15/26 ................. 100 114,984
2.75%, 12/15/29 ................. 175 190,240
4.90%, 12/15/30 ................. 185 235,426
1.88%, 02/01/33 ................. 60 59,904
American Tower Corp.:
3.00%, 06/15/23 ................. 35 37,084
5.00%, 02/15/24 ................. 285 322,559
2.40%, 03/15/25 ................. 170 180,703
4.00%, 06/01/25 ................. 335 378,345
1.30%, 09/15/25 ................. 100 102,108
3.38%, 10/15/26 ................. 265 297,688
2.75%, 01/15/27 ................. 115 124,766
3.95%, 03/15/29 ................. 255 296,770
AvalonBay Communities, Inc., 2.95%, 09/15/22 30 31,134
Boston Properties LP:
4.13%, 05/15/21 ................. 20 20,083
4.50%, 12/01/28 ................. 80 95,683
3.40%, 06/21/29 ................. 30 33,488
3.25%, 01/30/31 ................. 10 11,025
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 102 100,470
Camden Property Trust, 2.80%, 05/15/30 .. 70 77,739
Crown Castle International Corp.:
5.25%, 01/15/23 ................. 200 218,851
3.15%, 07/15/23 ................. 770 819,123
3.65%, 09/01/27 ................. 220 248,377
4.30%, 02/15/29 ................. 45 53,445
3.10%, 11/15/29 ................. 60 66,116
3.30%, 07/01/30 ................. 20 22,386
4.15%, 07/01/50 ................. 60 72,929
Diversified Healthcare Trust, 9.75%, 06/15/25 45 51,126
Duke Realty LP, 2.88%, 11/15/29 ....... 50 55,280
Equinix , Inc.:
2.63%, 11/18/24 ................. 215 229,839
2.90%, 11/18/26 ................. 75 82,025
1.80%, 07/15/27 ................. 100 102,939
3.20%, 11/18/29 ................. 155 170,154
3.00%, 07/15/50 ................. 25 25,317
2.95%, 09/15/51 ................. 135 136,315
ERP Operating LP, 2.85%, 11/01/26 ..... 90 99,568
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 86 88,665
GLP Capital LP:
5.25%, 06/01/25 ................. 51 57,379
5.38%, 04/15/26 ................. 20 22,953
5.30%, 01/15/29 ................. 20 23,139
4.00%, 01/15/31 ................. 135 147,315
Healthpeak Properties, Inc., 3.00%, 01/15/30 55 60,198
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 17 17,940
4.88%, 09/15/29 ................. 12 12,660
5.25%, 07/15/30 ................. 175 189,000
5.63%, 07/15/32 ................. 127 140,017

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. USD 236 $ 256,331
4.63%, 06/15/25
(b)
................ 90 96,390
4.50%, 09/01/26 ................. 272 292,645
4.50%, 01/15/28 ................. 135 143,624
3.88%, 02/15/29
(b)
................ 134 137,015
Mid-America Apartments LP, 1.70%, 02/15/31 245 244,097
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 46 48,932
4.63%, 08/01/29 ................. 217 231,919
3.50%, 03/15/31 ................. 146 150,745
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
.................... 29 30,885
Prologis LP:
3.88%, 09/15/28 ................. 50 59,264
2.25%, 04/15/30 ................. 50 53,579
Realty Income Corp.:
3.25%, 10/15/22 ................. 95 99,042
3.00%, 01/15/27 ................. 125 138,310
Regency Centers LP, 4.13%, 03/15/28 .... 70 79,813
RHP Hotel Properties LP, 4.75%, 10/15/27 . 261 270,135
SBA Communications Corp., 3.88%, 02/15/27
(b)
462 485,239
Service Properties Trust:
4.50%, 06/15/23 ................. 10 10,050
4.35%, 10/01/24 ................. 10 9,875
7.50%, 09/15/25 ................. 124 142,887
5.50%, 12/15/27 ................. 41 44,828
UDR, Inc., 2.10%, 08/01/32 ........... 20 20,386
Uniti Group LP:
6.00%, 04/15/23
(b)
................ 128 130,560
8.25%, 10/15/23 ................. 212 213,590
7.88%, 02/15/25
(b)
................ 28 30,078
Ventas Realty LP:
3.00%, 01/15/30 ................. 55 59,179
4.75%, 11/15/30 ................. 50 61,037
VEREIT Operating Partnership LP:
2.20%, 06/15/28 ................. 60 61,352
2.85%, 12/15/32 ................. 45 47,054
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 44 45,002
4.25%, 12/01/26 ................. 258 267,585
3.75%, 02/15/27 ................. 66 67,485
4.63%, 12/01/29 ................. 208 222,560
4.13%, 08/15/30 ................. 345 364,192
10,538,920
Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 109 110,635
4.63%, 01/15/27 ................. 372 395,715
5.88%, 02/15/28 ................. 80 87,055
4.88%, 02/15/30 ................. 25 27,547
Alimentation Couche-Tard, Inc., 2.70%,
07/26/22
(b)
.................... 175 180,877
Kroger Co. (The), 4.45%, 02/01/47 ...... 65 81,801
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
41 42,896
US Foods, Inc., 6.25%, 04/15/25
(b)
...... 29 30,994
Walmart, Inc.:
2.65%, 12/15/24 ................. 117 126,882
3.55%, 06/26/25 ................. 46 52,088
3.05%, 07/08/26 ................. 100 112,581
3.70%, 06/26/28 ................. 292 343,933
4.05%, 06/29/48 ................. 135 183,201
1,776,205
Security
Par (000)
Par (000) Value
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. USD 207 $ 217,060
4.63%, 11/15/28 ................. 87 88,305
General Mills, Inc.:
4.00%, 04/17/25 ................. 95 107,397
2.88%, 04/15/30 ................. 10 11,088
Hershey Co. (The), 0.90%, 06/01/25 ..... 160 162,479
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 ................. 116 119,683
6.50%, 04/15/29 ................. 104 121,066
Kraft Heinz Foods Co.:
3.00%, 06/01/26 ................. 70 73,099
4.25%, 03/01/31
(b)
................ 373 415,917
5.00%, 07/15/35 ................. 23 27,882
6.88%, 01/26/39 ................. 47 65,126
4.63%, 10/01/39
(b)
................ 16 17,865
6.50%, 02/09/40 ................. 35 47,310
5.00%, 06/04/42 ................. 24 28,158
5.20%, 07/15/45 ................. 79 93,935
4.38%, 06/01/46 ................. 148 160,128
4.88%, 10/01/49
(b)
................ 252 293,989
5.50%, 06/01/50
(b)
................ 496 624,837
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
46 51,348
Mondelez International, Inc., 1.50%, 05/04/25 200 206,850
Post Holdings, Inc.
(b)
:
5.63%, 01/15/28 ................. 61 64,965
4.63%, 04/15/30 ................. 44 46,286
Simmons Foods, Inc., 7.75%, 01/15/24
(b)
.. 56 58,310
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 38 39,306
Tyson Foods, Inc.:
3.90%, 09/28/23 ................. 40 43,656
3.95%, 08/15/24 ................. 100 111,053
3,297,098
Gas Utilities — 0.0%
Atmos Energy Corp., 2.63%, 09/15/29 .... 40 43,924
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 80 80,771
Ferrellgas LP, 10.00%, 04/15/25
(b)
....... 82 90,653
215,348
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories:
3.88%, 09/15/25 ................. 140 160,344
3.75%, 11/30/26 ................. 68 79,658
4.75%, 11/30/36 ................. 105 144,429
4.90%, 11/30/46 ................. 20 29,650
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 315 333,113
Becton Dickinson and Co.:
2.89%, 06/06/22 ................. 891 920,970
3.73%, 12/15/24 ................. 190 210,650
3.70%, 06/06/27 ................. 384 440,683
3.79%, 05/20/50 ................. 130 154,422
Hologic , Inc.
(b)
:
4.63%, 02/01/28 ................. 132 140,085
3.25%, 02/15/29 ................. 46 46,805
Medtronic, Inc.:
3.50%, 03/15/25 ................. 122 136,910
4.38%, 03/15/35 ................. 108 145,432
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 137 145,905
7.25%, 02/01/28 ................. 572 603,460
Teleflex, Inc.:
4.88%, 06/01/26 ................. 19 19,785
4.63%, 11/15/27 ................. 20 21,494

BlackRock Managed Income Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.25%, 06/01/28
(b)
................ USD 29 $ 30,740
3,764,535
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 ................. 16 16,040
5.50%, 07/01/28
(b)
................ 56 60,147
5.00%, 04/15/29
(b)
................ 54 57,645
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 40 42,950
4.63%, 08/01/29 ................. 23 23,632
Aetna, Inc.:
2.75%, 11/15/22 ................. 25 25,927
2.80%, 06/15/23 ................. 250 263,039
4.13%, 11/15/42 ................. 50 59,290
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
154 169,977
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 17 17,850
Anthem, Inc.:
2.38%, 01/15/25 ................. 615 657,774
3.65%, 12/01/27 ................. 20 23,063
4.10%, 03/01/28 ................. 120 141,862
4.65%, 01/15/43 ................. 55 72,080
4.38%, 12/01/47 ................. 25 32,223
3.70%, 09/15/49 ................. 101 120,683
3.13%, 05/15/50 ................. 76 83,430
Centene Corp.:
5.38%, 08/15/26
(b)
................ 75 79,219
4.25%, 12/15/27 ................. 268 284,080
4.63%, 12/15/29 ................. 434 481,831
3.38%, 02/15/30 ................. 30 31,563
3.00%, 10/15/30 ................. 75 79,492
Cigna Corp.:
3.05%, 11/30/22 ................. 400 418,946
3.00%, 07/15/23 ................. 200 211,797
4.13%, 11/15/25 ................. 245 282,245
4.80%, 08/15/38 ................. 50 65,142
4.90%, 12/15/48 ................. 120 165,016
CommonSpirit Health:
2.78%, 10/01/30 ................. 40 42,349
3.91%, 10/01/50 ................. 80 89,185
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 ................. 217 226,222
6.63%, 02/15/25 ................. 620 652,538
8.00%, 03/15/26 ................. 254 273,685
5.63%, 03/15/27 ................. 167 179,567
6.00%, 01/15/29 ................. 117 126,390
CVS Health Corp.:
2.63%, 08/15/24 ................. 125 133,946
3.88%, 07/20/25 ................. 270 305,778
1.30%, 08/21/27 ................. 225 226,045
4.30%, 03/25/28 ................. 392 466,465
1.88%, 02/28/31 ................. 620 627,702
4.78%, 03/25/38 ................. 60 76,019
5.13%, 07/20/45 ................. 125 168,295
5.05%, 03/25/48 ................. 220 298,161
Encompass Health Corp.:
4.50%, 02/01/28 ................. 2 2,090
4.75%, 02/01/30 ................. 14 14,997
4.63%, 04/01/31 ................. 32 34,240
HCA, Inc.:
5.00%, 03/15/24 ................. 130 146,247
5.38%, 02/01/25 ................. 55 61,849
5.25%, 06/15/26 ................. 54 63,909
5.63%, 09/01/28 ................. 123 145,140
5.88%, 02/01/29 ................. 67 80,633
4.13%, 06/15/29 ................. 25 29,002
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.50%, 09/01/30 ................. USD 381 $ 404,841
5.50%, 06/15/47 ................. 164 219,057
5.25%, 06/15/49 ................. 115 151,892
Kaiser Foundation Hospitals, 4.15%, 05/01/47 40 52,097
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. 40 42,952
4.38%, 02/15/27 ................. 36 36,045
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 48 47,897
MEDNAX, Inc.
(b)
:
5.25%, 12/01/23 ................. 40 40,492
6.25%, 01/15/27 ................. 76 81,507
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 12 12,630
3.88%, 11/15/30 ................. 74 79,365
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 22,796
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 46 48,875
Providence Service Corp. (The), 5.88%,
11/15/25
(b)
.................... 23 24,323
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 33 36,300
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 49 51,208
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 315 320,513
10.00%, 04/15/27 ................ 121 133,705
Sutter Health:
Series 20A, 2.29%, 08/15/30 ........ 73 75,904
Series 20A, 3.36%, 08/15/50 ........ 43 46,807
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 ................. 19 19,618
7.50%, 04/01/25 ................. 32 34,960
4.88%, 01/01/26 ................. 477 498,994
6.25%, 02/01/27 ................. 22 23,320
5.13%, 11/01/27 ................. 332 351,505
4.63%, 06/15/28 ................. 12 12,570
6.13%, 10/01/28 ................. 140 145,877
UnitedHealth Group, Inc.:
3.70%, 12/15/25 ................. 235 269,761
3.10%, 03/15/26 ................. 10 11,207
3.50%, 08/15/39 ................. 55 65,429
2.75%, 05/15/40 ................. 55 59,665
4.38%, 03/15/42 ................. 200 263,464
4.75%, 07/15/45 ................. 105 147,726
4.25%, 06/15/48 ................. 130 173,594
3.88%, 08/15/59 ................. 26 33,662
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 114 122,550
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
.................... 115 117,875
12,718,380
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 200 212,605
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 ................. 100 107,000
3.88%, 01/15/28 ................. 108 109,703
4.38%, 01/15/28 ................. 159 163,770
4.00%, 10/15/30 ................. 30 30,403
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 38 39,816
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 99 110,107
6.38%, 04/01/26 ................. 34 35,320
4.75%, 12/01/27 ................. 63 65,441
Boyne USA, Inc., 7.25%, 05/01/25
(b)
..... 44 46,145

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 513 $ 546,345
8.13%, 07/01/27 ................. 401 443,916
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 130 137,745
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................ 135 156,157
10.50%, 02/01/26 ................ 34 39,610
7.63%, 03/01/26 ................. 74 80,622
9.88%, 08/01/27 ................. 59 67,850
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 54 56,700
Cedar Fair LP
(b)
:
5.50%, 05/01/25 ................. 198 206,415
6.50%, 10/01/28 ................. 18 19,519
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 287 303,861
4.75%, 01/15/28 ................. 65 68,413
Dave & Buster's, Inc., 7.63%, 11/01/25
(b)
... 62 65,255
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 301 298,839
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 85 90,312
5.75%, 05/01/28
(b)
................ 51 55,463
4.88%, 01/15/30 ................. 422 461,035
4.00%, 05/01/31
(b)
................ 129 136,109
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 43,395
KFC Holding Co., 5.25%, 06/01/26
(b)
..... 95 98,562
Las Vegas Sands Corp.:
2.90%, 06/25/25 ................. 11 11,511
3.50%, 08/18/26 ................. 9 9,631
3.90%, 08/08/29 ................. 9 9,679
Marriott International, Inc.:
2.88%, 03/01/21 ................. 60 60,092
Series N, 3.13%, 10/15/21 .......... 70 70,907
Series EE, 5.75%, 05/01/25 ......... 25 29,243
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 8 8,360
McDonald's Corp.:
1.45%, 09/01/25 ................. 320 331,842
3.60%, 07/01/30 ................. 70 82,043
4.70%, 12/09/35 ................. 75 97,001
4.88%, 12/09/45 ................. 90 122,277
4.45%, 03/01/47 ................. 5 6,497
3.63%, 09/01/49 ................. 25 29,338
MGM Resorts International:
7.75%, 03/15/22 ................. 87 92,655
6.00%, 03/15/23 ................. 8 8,590
5.75%, 06/15/25 ................. 29 32,064
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 31 36,270
5.88%, 03/15/26 ................. 62 65,213
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 33 35,310
Powdr Corp., 6.00%, 08/01/25
(b)
........ 61 64,202
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 35 39,826
9.13%, 06/15/23 ................. 43 46,655
11.50%, 06/01/25 ................ 70 81,833
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 55 60,225
5.00%, 10/15/25 ................. 136 140,337
8.25%, 03/15/26 ................. 117 126,079
7.00%, 05/15/28 ................. 38 40,858
7.25%, 11/15/29 ................. 27 29,633
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... USD 51 $ 55,367
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
318 343,440
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 33 33,248
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 35,228
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
46 52,670
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 49 50,913
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 89 91,737
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 44 47,685
5.13%, 10/01/29 ................. 259 271,303
Yum! Brands, Inc.:
4.75%, 01/15/30
(b)
................ 7 7,676
3.63%, 03/15/31 ................. 40 40,433
5.35%, 11/01/43 ................. 14 15,820
6,897,519
Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
11 11,577
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 ................. 36 38,295
4.88%, 02/15/30 ................. 70 72,362
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
64 68,400
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 22,365
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 64 67,200
Lennar Corp., 4.75%, 11/29/27 ......... 11 13,000
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 48 50,760
4.63%, 03/01/30 ................. 29 30,740
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 46 61,665
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 18,997
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
22 22,594
Panasonic Corp., 2.54%, 07/19/22
(b)
..... 200 205,592
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
224 239,680
PulteGroup, Inc.:
7.88%, 06/15/32 ................. 4 5,985
6.38%, 05/15/33 ................. 59 80,836
6.00%, 02/15/35 ................. 24 32,633
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 21 23,800
5.13%, 08/01/30 ................. 41 45,920
TRI Pointe Group, Inc.:
5.88%, 06/15/24 ................. 20 21,830
5.25%, 06/01/27 ................. 19 20,663
5.70%, 06/15/28 ................. 14 15,806
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 77 79,695
1,250,395
Household Products — 0.1%
Central Garden & Pet Co., 4.13%, 10/15/30 . 60 62,550
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 29 30,523
4.38%, 03/31/29 ................. 6 6,213
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
.................... 23 23,994
Spectrum Brands, Inc.:
5.75%, 07/15/25 ................. 92 94,999
5.00%, 10/01/29
(b)
................ 58 62,286
5.50%, 07/15/30
(b)
................ 42 45,255
325,820

BlackRock Managed Income Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
AES Corp. (The):
1.38%, 01/15/26 ................. USD 240 $ 242,060
2.45%, 01/15/31 ................. 155 157,090
Alexander Funding Trust, 1.84%, 11/15/23 . 200 202,276
Calpine Corp.:
5.25%, 06/01/26 ................. 21 21,724
4.50%, 02/15/28 ................. 151 157,040
5.13%, 03/15/28 ................. 614 645,910
4.63%, 02/01/29 ................. 67 68,895
5.00%, 02/01/31 ................. 85 88,825
3.75%, 03/01/31 ................. 76 75,265
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 33 35,393
1,694,478
Industrial Conglomerates — 0.2%
General Electric Co.:
2.70%, 10/09/22 ................. 65 67,753
3.45%, 05/01/27 ................. 55 62,207
6.75%, 03/15/32 ................. 200 280,413
4.35%, 05/01/50 ................. 75 91,211
Honeywell International, Inc.:
1.35%, 06/01/25 ................. 330 341,909
2.70%, 08/15/29 ................. 70 78,310
Roper Technologies, Inc.:
3.65%, 09/15/23 ................. 165 179,032
1.00%, 09/15/25 ................. 85 86,026
1.75%, 02/15/31 ................. 60 59,769
1,246,630
Insurance — 0.7%
Acrisure LLC, 8.13%, 02/15/24
(b)
........ 20 21,174
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 356 364,010
6.75%, 10/15/27 ................. 589 630,230
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(d)
................... 400 407,500
American International Group, Inc., 4.50%,
07/16/44 ..................... 110 140,952
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 45 48,325
Aon Corp., 3.75%, 05/02/29 .......... 100 116,660
Aon plc, 4.45%, 05/24/43 ............ 140 170,513
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. 84 87,675
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 127 137,916
Hartford Financial Services Group, Inc. (The):
(LIBOR USD 3 Month + 2.13%), 2.35%,
02/12/47
(a)(b)
.................. 275 245,203
4.40%, 03/15/48 ................. 20 26,380
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 465 486,292
Marsh & McLennan Cos., Inc.:
3.50%, 06/03/24 ................. 100 109,064
3.50%, 03/10/25 ................. 210 232,918
2.25%, 11/15/30 ................. 190 201,155
MetLife, Inc., 4.72%, 12/15/44
(h)
........ 35 48,027
New York Life Global Funding, 2.90%,
01/17/24
(b)
.................... 150 160,919
NFP Corp.
(b)
:
7.00%, 05/15/25 ................. 20 21,500
6.88%, 08/15/28 ................. 289 308,560
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 110 116,508
Prudential Financial, Inc., 4.35%, 02/25/50 . 95 124,797
Security
Par (000)
Par (000) Value
Insurance (continued)
Teachers Insurance & Annuity Association of
America
(b)
:
6.85%, 12/16/39 ................. USD 7 $ 11,011
4.27%, 05/15/47 ................. 125 156,308
Travelers Cos., Inc. (The):
4.30%, 08/25/45 ................. 35 46,269
2.55%, 04/27/50 ................. 15 15,790
Willis North America, Inc., 2.95%, 09/15/29 . 10 10,941
Willis Towers Watson plc, 5.75%, 03/15/21 . 94 94,947
4,541,544
Interactive Media & Services — 0.0%
Alphabet, Inc.:
1.90%, 08/15/40 ................. 80 78,517
2.05%, 08/15/50 ................. 100 95,443
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 134 140,392
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
...... 8 8,640
322,992
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.:
3.15%, 08/22/27 ................. 405 461,118
3.88%, 08/22/37 ................. 159 198,348
2.50%, 06/03/50 ................. 60 62,254
2.70%, 06/03/60 ................. 60 64,161
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 83 84,452
Booking Holdings, Inc.:
2.75%, 03/15/23 ................. 40 41,954
4.10%, 04/13/25 ................. 45 51,034
eBay, Inc., 2.75%, 01/30/23 .......... 50 52,366
Expedia Group, Inc.:
3.60%, 12/15/23
(b)
................ 116 123,622
6.25%, 05/01/25
(b)
................ 479 555,209
4.63%, 08/01/27
(b)
................ 80 89,360
3.25%, 02/15/30 ................. 75 78,056
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 50 52,625
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 ................. 87 91,187
4.13%, 08/01/30 ................. 49 50,960
2,056,706
IT Services — 1.0%
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 ................. 35 35,444
6.13%, 12/01/28 ................. 15 15,491
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 23 24,006
Banff Merger Sub, Inc., 9.75%, 09/01/26
(b)
.. 568 613,525
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 122,850
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
113 116,390
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 200 201,250
5.63%, 09/15/28 ................. 200 209,250
Fidelity National Information Services, Inc.,
3.00%, 08/15/26 ................ 150 166,907
Fiserv, Inc.:
2.75%, 07/01/24 ................. 695 746,286
3.50%, 07/01/29 ................. 100 114,186
4.40%, 07/01/49 ................. 15 20,092
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 118 124,490
3.75%, 10/01/30 ................. 77 81,140
Global Payments, Inc.:
3.75%, 06/01/23 ................. 255 272,576
4.00%, 06/01/23 ................. 230 248,740
2.65%, 02/15/25 ................. 45 48,190

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
4.80%, 04/01/26 ................. USD 50 $ 59,336
3.20%, 08/15/29 ................. 290 320,896
4.15%, 08/15/49 ................. 30 36,993
International Business Machines Corp.:
3.00%, 05/15/24 ................. 995 1,077,865
4.00%, 06/20/42 ................. 60 74,358
4.25%, 05/15/49 ................. 295 387,374
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 58 60,465
Mastercard , Inc.:
3.65%, 06/01/49 ................. 5 6,212
3.85%, 03/26/50 ................. 45 58,082
Northwest Fiber LLC, 10.75%, 06/01/28
(b)
.. 22 25,080
PayPal Holdings, Inc.:
2.40%, 10/01/24 ................. 180 192,354
1.65%, 06/01/25 ................. 96 100,299
2.30%, 06/01/30 ................. 200 214,164
3.25%, 06/01/50 ................. 45 51,911
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 140 148,509
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 54 57,240
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 101 107,312
6.75%, 06/01/25 ................. 258 266,656
Unisys Corp., 6.88%, 11/01/27
(b)
........ 34 37,145
Visa, Inc.:
2.05%, 04/15/30 ................. 30 32,086
3.65%, 09/15/47 ................. 55 68,932
WEX, Inc., 4.75%, 02/01/23
(b)
......... 6 6,007
6,550,089
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ 166 175,208
5.88%, 12/15/27
(b)
................ 68 75,565
6.20%, 10/01/40 ................. 35 40,863
5.45%, 11/01/41 ................. 46 50,616
342,252
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 46 48,185
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 147 147,407
Thermo Fisher Scientific, Inc.:
3.00%, 04/15/23 ................. 60 63,323
4.13%, 03/25/25 ................. 150 170,556
2.95%, 09/19/26 ................. 50 55,738
2.60%, 10/01/29 ................. 40 43,796
4.50%, 03/25/30 ................. 50 62,489
591,494
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 32 34,000
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 34 34,595
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 60 63,300
Colfax Corp., 6.38%, 02/15/26
(b)
........ 38 40,565
Deere & Co.:
2.75%, 04/15/25 ................. 100 108,990
3.75%, 04/15/50 ................. 20 25,915
EnPro Industries, Inc., 5.75%, 10/15/26 ... 108 114,750
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 44 44,495
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 174 176,610
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(g)
.......... 122 132,675
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 24 24,600
Navistar International Corp.
(b)
:
9.50%, 05/01/25 ................. 35 39,288
Security
Par (000)
Par (000) Value
Machinery (continued)
6.63%, 11/01/25 ................. USD 91 $ 95,336
Otis Worldwide Corp.:
2.57%, 02/15/30 ................. 43 46,175
3.11%, 02/15/40 ................. 61 66,242
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... 56 57,050
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 22,680
Terex Corp., 5.63%, 02/01/25
(b)
........ 17 17,512
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 297 308,880
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
. 400 424,000
Wabash National Corp., 5.50%, 10/01/25
(b)
. 101 103,020
1,980,678
Media — 2.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 47 49,702
Altice Financing SA, 7.50%, 05/15/26
(b)
.... 600 633,180
AMC Networks, Inc., 4.75%, 08/01/25 .... 83 85,714
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 40,170
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 79 82,061
Charter Communications Operating LLC:
4.50%, 02/01/24 ................. 730 809,706
4.91%, 07/23/25 ................. 430 499,423
6.38%, 10/23/35 ................. 99 135,635
6.48%, 10/23/45 ................. 486 687,427
5.13%, 07/01/49 ................. 95 115,949
6.83%, 10/23/55 ................. 12 18,200
3.85%, 04/01/61 ................. 90 90,733
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 131 132,637
5.13%, 08/15/27
(b)
................ 710 717,100
Comcast Corp.:
3.70%, 04/15/24 ................. 835 918,674
3.15%, 02/15/28 ................. 185 208,792
4.15%, 10/15/28 ................. 75 90,283
2.65%, 02/01/30 ................. 100 109,398
3.20%, 07/15/36 ................. 200 227,214
4.60%, 10/15/38 ................. 450 593,022
4.65%, 07/15/42 ................. 15 20,324
4.00%, 03/01/48 ................. 92 115,902
2.80%, 01/15/51 ................. 220 229,347
4.05%, 11/01/52 ................. 150 191,846
4.95%, 10/15/58 ................. 70 106,278
CSC Holdings LLC:
5.25%, 06/01/24 ................. 27 29,225
5.75%, 01/15/30
(b)
................ 200 219,250
4.63%, 12/01/30
(b)
................ 418 436,288
3.38%, 02/15/31
(b)
................ 405 397,406
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
110 89,375
Discovery Communications LLC:
2.95%, 03/20/23 ................. 237 249,698
4.00%, 09/15/55
(b)
................ 77 86,186
DISH DBS Corp.:
6.75%, 06/01/21 ................. 68 69,374
5.88%, 07/15/22 ................. 507 529,815
5.00%, 03/15/23 ................. 167 172,428
7.75%, 07/01/26 ................. 218 244,162
DISH Network Corp.
(e)
:
2.38%, 03/15/24 ................. 65 60,576
3.38%, 08/15/26 ................. 92 87,697
Entercom Media Corp., 6.50%, 05/01/27
(b)
.. 71 72,154
Fox Corp.:
3.05%, 04/07/25 ................. 125 136,401
5.58%, 01/25/49 ................. 50 73,087
GCI LLC, 4.75%, 10/15/28
(b)
.......... 29 30,930
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 27 29,565
Grupo Televisa SAB, 5.25%, 05/24/49 .... 200 252,250

BlackRock Managed Income Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 ................. USD 20 $ 20,501
5.40%, 10/01/48 ................. 15 20,553
Lamar Media Corp., 4.00%, 02/15/30 ..... 6 6,225
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 200 215,250
Liberty Broadband Corp.
(b)(e)
:
1.25%, 09/30/50 ................. 83 83,789
2.75%, 09/30/50 ................. 265 283,487
Meredith Corp., 6.88%, 02/01/26 ....... 11 10,725
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 40,755
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 137,983
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
93 94,628
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 240 247,500
6.50%, 09/15/28 ................. 508 535,305
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 ................. 30 31,178
5.38%, 01/15/31 ................. 53 55,252
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 218 223,064
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 ................. 31 32,124
5.50%, 07/01/29 ................. 75 82,523
4.13%, 07/01/30 ................. 136 144,755
Sky Ltd., 3.75%, 09/16/24
(b)
........... 200 222,658
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
313 345,083
Time Warner Cable LLC:
4.00%, 09/01/21 ................. 100 101,419
5.88%, 11/15/40 ................. 70 93,433
4.50%, 09/15/42 ................. 37 43,357
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
. 24 25,136
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 58 58,435
6.63%, 06/01/27 ................. 130 139,627
ViacomCBS, Inc., 3.88%, 04/01/24 ...... 90 98,383
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 403 419,120
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 200 211,060
Ziggo BV, 5.50%, 01/15/27
(b)
.......... 300 313,125
14,511,017
Metals & Mining — 0.5%
Allegheny Technologies, Inc., 7.88%,
08/15/23
(h)
.................... 36 39,396
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 61 65,117
6.13%, 02/15/28 ................. 134 144,469
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22 ................. 25 25,713
5.00%, 09/30/43 ................. 25 36,773
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 351 379,080
Constellium SE
(b)
:
6.63%, 03/01/25 ................. 250 255,312
5.88%, 02/15/26 ................. 250 257,500
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 112 119,000
4.63%, 08/01/30 ................. 137 150,358
5.45%, 03/15/43 ................. 414 515,430
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 104 117,780
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 ................. 27 28,890
4.63%, 03/01/28 ................. 58 60,175
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
New Gold, Inc.
(b)
:
6.38%, 05/15/25 ................. USD 8 $ 8,360
7.50%, 07/15/27 ................. 168 185,640
Newmont Corp.:
2.80%, 10/01/29 ................. 111 121,166
4.88%, 03/15/42 ................. 25 34,016
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 124 129,580
4.75%, 01/30/30 ................. 290 312,436
Nucor Corp., 2.00%, 06/01/25 ......... 125 132,378
Southern Copper Corp., 5.88%, 04/23/45 .. 75 108,328
Steel Dynamics, Inc.:
2.40%, 06/15/25 ................. 20 21,257
1.65%, 10/15/27 ................. 95 97,910
United States Steel Corp., 12.00%, 06/01/25
(b)
148 170,940
3,517,004
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 10 10,450
Multiline Retail — 0.0%
(b)
Macy's, Inc., 8.38%, 06/15/25 ......... 157 174,348
Nordstrom, Inc., 8.75%, 05/15/25 ....... 133 148,967
323,315
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., 2.50%, 09/01/22 . 25 25,841
CMS Energy Corp.:
3.00%, 05/15/26 ................. 125 137,781
3.45%, 08/15/27 ................. 100 112,998
Consumers Energy Co.:
3.25%, 08/15/46 ................. 50 56,997
3.10%, 08/15/50 ................. 100 115,597
2.50%, 05/01/60 ................. 5 5,024
Dominion Energy, Inc.:
4.10%, 04/01/21
(h)
................ 35 35,311
2.72%, 08/15/21
(h)
................ 200 202,468
3.07%, 08/15/24
(h)
................ 35 37,783
3.90%, 10/01/25 ................. 120 136,341
Series C, 3.38%, 04/01/30 .......... 50 56,955
NiSource, Inc.:
0.95%, 08/15/25 ................. 140 140,846
3.60%, 05/01/30 ................. 30 34,715
4.80%, 02/15/44 ................. 107 140,143
Sempra Energy:
3.40%, 02/01/28 ................. 240 273,341
3.80%, 02/01/38 ................. 150 173,745
1,685,886
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Partners LP, 7.88%,
05/15/26
(b)
.................... 103 106,356
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 17 17,352
Apache Corp.:
4.88%, 11/15/27 ................. 67 71,020
5.10%, 09/01/40 ................. 72 76,770
5.25%, 02/01/42 ................. 5 5,389
4.75%, 04/15/43 ................. 74 76,728
4.25%, 01/15/44 ................. 56 55,251
5.35%, 07/01/49 ................. 16 16,417
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 72 79,920
8.25%, 12/31/28 ................. 36 35,910
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 44 27,998
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
53 56,445

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.:
2.52%, 09/19/22 ................. USD 30 $ 31,030
3.79%, 02/06/24 ................. 85 92,891
3.54%, 04/06/27 ................. 175 199,164
3.59%, 04/14/27 ................. 35 39,807
3.94%, 09/21/28 ................. 50 58,699
4.23%, 11/06/28 ................. 135 161,335
1.75%, 08/10/30 ................. 60 60,368
BP Capital Markets plc:
3.81%, 02/10/24 ................. 70 76,878
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(d)
.................... 350 374,518
3.28%, 09/19/27 ................. 16 17,965
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(d)
.................... 300 334,710
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ 30 30,375
3.95%, 12/01/26 ................. 10 10,130
4.50%, 03/01/28
(b)
................ 88 90,640
5.85%, 11/15/43 ................. 34 33,454
5.60%, 10/15/44 ................. 38 36,527
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 140 157,984
Canadian Natural Resources Ltd., 2.95%,
01/15/23 ..................... 65 67,982
Cenovus Energy, Inc.:
3.00%, 08/15/22 ................. 19 19,414
3.80%, 09/15/23 ................. 10 10,387
5.38%, 07/15/25 ................. 115 129,657
5.40%, 06/15/47 ................. 33 38,739
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 63 45,203
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 ................. 365 424,778
5.13%, 06/30/27 ................. 150 177,447
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 38 39,520
4.50%, 10/01/29 ................. 148 156,551
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 408 428,400
Chevron Corp., 1.55%, 05/11/25 ........ 415 431,592
Cimarex Energy Co.:
4.38%, 06/01/24 ................. 350 381,735
3.90%, 05/15/27 ................. 125 137,767
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 63 62,843
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 ................. 80 85,600
6.00%, 01/15/29 ................. 82 84,008
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................ 139 142,418
9.75%, 08/15/26 ................. 144 155,078
Concho Resources, Inc.:
3.75%, 10/01/27 ................. 380 434,306
4.30%, 08/15/28 ................. 60 70,934
2.40%, 02/15/31 ................. 30 31,399
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 127 127,190
4.50%, 04/15/23 ................. 6 6,187
5.75%, 01/15/31
(b)
................ 78 86,578
4.90%, 06/01/44 ................. 55 54,396
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(b)
.................... 53 52,470
CrownRock LP, 5.63%, 10/15/25
(b)
...... 477 487,127
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 ................. 22 21,230
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75%, 02/15/28 ................. USD 11 $ 10,422
DCP Midstream Operating LP:
5.38%, 07/15/25 ................. 58 63,732
5.63%, 07/15/27 ................. 55 61,050
6.45%, 11/03/36
(b)
................ 78 84,240
6.75%, 09/15/37
(b)
................ 69 74,520
Devon Energy Corp., 5.60%, 07/15/41 .... 12 14,676
Diamondback Energy, Inc.:
2.88%, 12/01/24 ................. 455 478,273
4.75%, 05/31/25 ................. 55 61,918
3.50%, 12/01/29 ................. 398 425,190
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
.................... 83 88,012
Enbridge, Inc.:
2.90%, 07/15/22 ................. 135 139,987
4.00%, 10/01/23 ................. 200 217,543
2.50%, 01/15/25 ................. 305 326,869
3.70%, 07/15/27 ................. 100 113,972
3.13%, 11/15/29 ................. 200 219,908
4.50%, 06/10/44 ................. 55 64,295
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 827,313
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 67 73,276
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80
(a)
........ 250 281,455
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 41 43,870
5.50%, 01/30/26 ................. 136 139,556
5.75%, 01/30/28 ................. 74 79,824
Energy Transfer Operating LP:
3.60%, 02/01/23 ................. 30 31,429
5.88%, 01/15/24 ................. 585 657,590
4.90%, 02/01/24 ................. 45 49,253
4.20%, 04/15/27 ................. 200 220,432
6.50%, 02/01/42 ................. 150 182,998
5.15%, 03/15/45 ................. 13 14,088
6.13%, 12/15/45 ................. 37 43,708
5.30%, 04/15/47 ................. 40 44,195
6.00%, 06/15/48 ................. 29 34,171
6.25%, 04/15/49 ................. 355 429,393
5.00%, 05/15/50 ................. 114 123,450
Energy Transfer Partners LP, 5.00%, 10/01/22 55 58,364
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 55 56,111
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 78 76,968
5.60%, 04/01/44 ................. 9 7,223
5.05%, 04/01/45 ................. 9 7,172
Enterprise Products Operating LLC:
3.90%, 02/15/24 ................. 220 240,502
3.75%, 02/15/25 ................. 300 335,899
6.45%, 09/01/40 ................. 106 151,718
4.90%, 05/15/46 ................. 40 50,912
4.25%, 02/15/48 ................. 220 257,946
4.80%, 02/01/49 ................. 25 31,554
4.20%, 01/31/50 ................. 10 11,748
3.70%, 01/31/51 ................. 75 82,559
3.95%, 01/31/60 ................. 100 110,696
EOG Resources, Inc.:
4.38%, 04/15/30 ................. 40 48,614
4.95%, 04/15/50 ................. 20 27,109
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 72 78,840
4.13%, 12/01/26 ................. 12 12,090

BlackRock Managed Income Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 07/01/27
(b)
................ USD 143 $ 161,023
EQT Corp.:
3.90%, 10/01/27 ................. 75 74,509
5.00%, 01/15/29 ................. 45 47,444
8.75%, 02/01/30
(h)
................ 31 37,975
Exxon Mobil Corp.:
2.99%, 03/19/25 ................. 455 497,999
3.04%, 03/01/26 ................. 10 11,080
3.45%, 04/15/51 ................. 10 11,429
Genesis Energy LP:
5.63%, 06/15/24 ................. 32 31,200
8.00%, 01/15/27 ................. 67 66,343
7.75%, 02/01/28 ................. 18 17,235
Great Western Petroleum LLC, 9.00%,
09/30/21
(b)
.................... 69 40,020
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 94 99,993
Hess Corp.:
4.30%, 04/01/27 ................. 200 220,494
5.60%, 02/15/41 ................. 102 124,477
5.80%, 04/01/47 ................. 87 110,696
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 ................. 17 17,680
5.13%, 06/15/28 ................. 31 32,405
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
32 32,240
HollyFrontier Corp., 2.63%, 10/01/23 ..... 155 158,411
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
.................... 150 153,375
Kinder Morgan Energy Partners LP:
3.50%, 09/01/23 ................. 160 171,382
4.25%, 09/01/24 ................. 360 402,057
6.95%, 01/15/38 ................. 70 95,782
6.38%, 03/01/41 ................. 97 128,250
Kinder Morgan, Inc.:
5.00%, 02/15/21
(b)
................ 215 215,634
3.15%, 01/15/23 ................. 415 436,460
5.55%, 06/01/45 ................. 114 146,505
5.20%, 03/01/48 ................. 132 167,886
Marathon Oil Corp.:
2.80%, 11/01/22 ................. 60 61,672
4.40%, 07/15/27 ................. 306 340,159
5.20%, 06/01/45 ................. 22 25,058
Marathon Petroleum Corp.:
4.50%, 05/01/23 ................. 595 646,066
4.70%, 05/01/25 ................. 35 40,094
4.75%, 09/15/44 ................. 54 62,031
Matador Resources Co., 5.88%, 09/15/26 .. 116 113,680
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 ................. 78 78,780
6.50%, 01/15/25 ................. 209 215,280
7.13%, 02/01/27 ................. 27 27,878
MPLX LP:
3.50%, 12/01/22 ................. 210 220,554
3.38%, 03/15/23 ................. 50 52,955
1.75%, 03/01/26 ................. 130 134,538
4.13%, 03/01/27 ................. 190 219,134
4.00%, 03/15/28 ................. 70 80,539
4.50%, 04/15/38 ................. 25 28,595
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 24 23,760
6.37%, 12/01/42
(h)
................ 5 4,406
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
349 370,701
Noble Energy, Inc., 4.20%, 10/15/49 ..... 140 182,441
NuStar Logistics LP:
5.75%, 10/01/25 ................. 42 44,730
6.00%, 06/01/26 ................. 39 42,179
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 10/01/30 ................. USD 6 $ 6,797
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 144 144,180
2.70%, 02/15/23 ................. 103 102,902
6.95%, 07/01/24 ................. 21 22,680
2.90%, 08/15/24 ................. 302 290,675
5.50%, 12/01/25 ................. 43 44,832
3.40%, 04/15/26 ................. 22 20,975
3.20%, 08/15/26 ................. 3 2,805
8.88%, 07/15/30 ................. 2 2,348
6.13%, 01/01/31 ................. 184 196,917
6.45%, 09/15/36 ................. 25 26,175
4.30%, 08/15/39 ................. 111 93,853
6.20%, 03/15/40 ................. 239 236,610
4.50%, 07/15/44 ................. 81 68,647
4.63%, 06/15/45 ................. 387 337,321
6.60%, 03/15/46 ................. 9 9,132
4.40%, 04/15/46 ................. 104 90,632
4.10%, 02/15/47 ................. 13 10,627
4.20%, 03/15/48 ................. 62 50,530
4.40%, 08/15/49 ................. 30 25,284
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 ................. 30 31,159
5.38%, 01/01/26 ................. 12 12,878
Ovintiv , Inc.:
3.90%, 11/15/21 ................. 225 227,828
6.50%, 02/01/38 ................. 10 11,167
Parkland Corp., 5.88%, 07/15/27
(b)
...... 48 51,899
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ................. 63 64,789
5.63%, 10/15/27 ................. 119 130,246
4.13%, 02/15/28 ................. 154 161,700
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 354 349,009
PDC Energy, Inc.:
1.13%, 09/15/21
(e)
................ 54 52,465
6.13%, 09/15/24 ................. 48 49,325
6.25%, 12/01/25 ................. 5 4,938
5.75%, 05/15/26 ................. 105 108,413
Phillips 66, 0.90%, 02/15/24 .......... 145 145,351
Pioneer Natural Resources Co.:
4.45%, 01/15/26 ................. 50 57,820
1.90%, 08/15/30 ................. 65 64,426
Plains All American Pipeline LP:
3.65%, 06/01/22 ................. 200 205,935
3.55%, 12/15/29 ................. 9 9,419
4.30%, 01/31/43 ................. 5 4,919
4.90%, 02/15/45 ................. 21 22,287
QEP Resources, Inc.:
5.38%, 10/01/22 ................. 64 66,640
5.25%, 05/01/23 ................. 93 97,883
5.63%, 03/01/26 ................. 26 28,510
Range Resources Corp.:
5.00%, 08/15/22 ................. 35 34,650
5.00%, 03/15/23 ................. 9 8,775
4.88%, 05/15/25 ................. 11 10,390
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 65 68,656
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 ................. 620 708,842
4.20%, 03/15/28 ................. 55 63,065
4.50%, 05/15/30
(b)
................ 271 321,210
SM Energy Co.:
6.13%, 11/15/22 ................. 73 70,445
10.00%, 01/15/25
(b)
............... 172 184,900
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 40 40,200

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.45%, 01/23/25
(h)
................ USD 26 $ 27,040
7.50%, 04/01/26 ................. 21 22,029
8.38%, 09/15/28 ................. 44 47,740
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24 ................. 450 487,251
4.00%, 10/01/27 ................. 90 98,830
5.30%, 04/01/44 ................. 56 60,515
5.35%, 05/15/45 ................. 69 76,011
5.40%, 10/01/47 ................. 191 213,411
Sunoco LP:
4.88%, 01/15/23 ................. 39 39,492
6.00%, 04/15/27 ................. 11 11,693
5.88%, 03/15/28 ................. 22 23,760
4.50%, 05/15/29
(b)
................ 56 58,240
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 ................. 64 65,120
7.50%, 10/01/25 ................. 44 47,502
6.00%, 12/31/30 ................. 48 49,394
Targa Resources Partners LP:
6.50%, 07/15/27 ................. 45 48,825
5.00%, 01/15/28 ................. 87 91,834
6.88%, 01/15/29 ................. 60 67,575
5.50%, 03/01/30 ................. 133 144,398
4.88%, 02/01/31
(b)
................ 96 104,600
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 11,732
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 35 37,450
TransCanada PipeLines Ltd.:
2.50%, 08/01/22 ................. 100 103,338
4.63%, 03/01/34 ................. 15 18,330
7.63%, 01/15/39 ................. 50 77,969
Transcanada Trust, Series 16-A, (LIBOR USD
3 Month + 4.64%), 5.87%, 08/15/76
(a)
... 903 1,006,845
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 161,552
Valero Energy Corp.:
2.70%, 04/15/23 ................. 50 52,181
1.20%, 03/15/24 ................. 170 171,565
4.00%, 04/01/29 ................. 20 22,500
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
46 48,070
Western Midstream Operating LP:
3.95%, 06/01/25 ................. 35 35,700
4.75%, 08/15/28 ................. 8 8,320
5.45%, 04/01/44 ................. 68 68,766
5.30%, 03/01/48 ................. 177 175,400
5.50%, 08/15/48 ................. 15 14,724
6.25%, 02/01/50
(h)
................ 251 276,100
Williams Cos., Inc. (The):
3.35%, 08/15/22 ................. 360 374,412
3.70%, 01/15/23 ................. 25 26,483
4.50%, 11/15/23 ................. 100 110,252
4.30%, 03/04/24 ................. 125 137,737
4.55%, 06/24/24 ................. 50 55,968
WPX Energy, Inc.:
8.25%, 08/01/23 ................. 48 54,630
5.25%, 09/15/24 ................. 6 6,536
5.75%, 06/01/26 ................. 42 44,152
5.88%, 06/15/28 ................. 52 56,681
4.50%, 01/15/30 ................. 165 174,900
31,286,428
Paper & Forest Products — 0.0%
(b)
Boise Cascade Co., 4.88%, 07/01/30 ..... 37 40,053
Georgia-Pacific LLC:
3.73%, 07/15/23 ................. 25 26,821
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
1.75%, 09/30/25 ................. USD 160 $ 167,280
234,154
Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
31 33,316
Pharmaceuticals — 0.8%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 ................. 20 22,300
8.50%, 01/31/27 ................. 132 146,806
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 ................. 109 120,331
5.75%, 08/15/27 ................. 110 117,975
7.00%, 01/15/28 ................. 88 96,730
5.00%, 01/30/28 ................. 12 12,366
5.00%, 02/15/29 ................. 164 168,625
6.25%, 02/15/29 ................. 250 271,562
7.25%, 05/30/29 ................. 89 100,046
5.25%, 01/30/30 ................. 319 334,950
5.25%, 02/15/31 ................. 92 96,114
Bayer US Finance II LLC
(b)
:
2.20%, 07/15/22 ................. 30 30,569
4.25%, 12/15/25 ................. 200 228,616
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
. 200 218,289
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 ................. 65 70,541
3.40%, 07/26/29 ................. 30 34,925
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... 101 106,670
Elanco Animal Health, Inc., 5.90%, 08/28/28
(h)
8 9,440
Endo DAC, 9.50%, 07/31/27
(b)
......... 131 146,229
Johnson & Johnson:
3.55%, 03/01/36 ................. 65 80,272
3.63%, 03/03/37 ................. 100 122,265
Merck & Co., Inc., 3.40%, 03/07/29 ...... 50 58,169
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 46 49,450
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
450 488,250
Pfizer, Inc.:
2.55%, 05/28/40 ................. 35 37,383
4.30%, 06/15/43 ................. 70 91,884
2.70%, 05/28/50 ................. 185 198,747
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21 ................. 337 341,395
2.88%, 09/23/23 ................. 1,375 1,458,090
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 ................. 200 221,475
3.18%, 07/09/50 ................. 200 213,255
Wyeth LLC, 5.95%, 04/01/37 .......... 70 104,940
5,798,659
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 29 29,652
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 18 18,720
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 191 205,325
10.25%, 02/15/27 ................ 73 82,307
Equifax, Inc., 2.60%, 12/15/25 ......... 9 9,715
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 ................. 91 95,970
5.00%, 06/15/28 ................. 325 346,937
Verisk Analytics, Inc., 4.13%, 09/12/22 .... 50 52,962
841,588
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 155 170,888
Five Point Operating Co. LP, 7.88%, 11/15/25 141 149,256

BlackRock Managed Income Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC, 5.75%,
12/01/25 ..................... USD 23 $ 23,437
Howard Hughes Corp. (The):
5.38%, 03/15/25 ................. 13 13,406
5.38%, 08/01/28 ................. 62 66,681
Realogy Group LLC, 7.63%, 06/15/25 .... 9 9,771
433,439
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC:
4.90%, 04/01/44 ................. 45 63,455
4.15%, 12/15/48 ................. 90 120,353
3.55%, 02/15/50 ................. 100 123,249
Canadian Pacific Railway Co., 2.05%, 03/05/30 30 31,484
CSX Corp.:
3.25%, 06/01/27 ................. 60 67,817
3.80%, 03/01/28 ................. 75 87,435
4.30%, 03/01/48 ................. 80 102,707
ERAC USA Finance LLC, 2.60%, 12/01/21
(b)
25 25,432
Norfolk Southern Corp.:
2.90%, 06/15/26 ................. 125 138,264
3.80%, 08/01/28 ................. 40 46,882
2.55%, 11/01/29 ................. 70 75,834
4.15%, 02/28/48 ................. 30 38,113
3.05%, 05/15/50 ................. 130 141,634
Penske Truck Leasing Co. LP
(b)
:
3.38%, 02/01/22 ................. 320 328,483
2.70%, 03/14/23 ................. 265 277,069
4.00%, 07/15/25 ................. 520 589,688
1.20%, 11/15/25 ................. 100 100,855
Ryder System, Inc.:
3.40%, 03/01/23 ................. 215 227,768
3.88%, 12/01/23 ................. 250 272,895
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 334 360,794
8.00%, 11/01/26 ................. 95 103,680
7.50%, 09/15/27 ................. 144 158,400
6.25%, 01/15/28 ................. 82 89,175
Union Pacific Corp.:
2.95%, 01/15/23 ................. 125 130,654
2.75%, 04/15/23 ................. 260 272,186
3.15%, 03/01/24 ................. 90 97,369
3.25%, 08/15/25 ................. 100 110,770
3.55%, 08/15/39 ................. 15 17,363
4.30%, 03/01/49 ................. 50 65,209
3.80%, 10/01/51 ................. 130 159,086
3.95%, 08/15/59 ................. 25 30,807
3.84%, 03/20/60
(b)
................ 100 123,783
3.84%, 03/20/60 ................. 283 350,308
4,929,001
Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.:
2.88%, 06/01/23 ................. 200 210,618
3.13%, 12/05/23 ................. 25 26,898
Applied Materials, Inc., 3.30%, 04/01/27 ... 180 203,859
Broadcom, Inc.:
2.25%, 11/15/23 ................. 90 93,995
3.63%, 10/15/24 ................. 410 450,455
4.70%, 04/15/25 ................. 1,109 1,270,878
3.15%, 11/15/25 ................. 104 113,563
4.25%, 04/15/26 ................. 175 200,417
3.46%, 09/15/26 ................. 232 257,417
4.11%, 09/15/28 ................. 89 101,859
4.75%, 04/15/29 ................. 100 119,272
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Entegris , Inc.
(b)
:
4.63%, 02/10/26 ................. USD 24 $ 24,900
4.38%, 04/15/28 ................. 55 58,644
Intel Corp.:
2.45%, 11/15/29 ................. 84 91,120
4.75%, 03/25/50 ................. 105 146,534
3.10%, 02/15/60 ................. 20 22,019
KLA Corp.:
4.65%, 11/01/24 ................. 354 402,932
4.10%, 03/15/29 ................. 275 329,577
3.30%, 03/01/50 ................. 68 76,734
Lam Research Corp.:
3.80%, 03/15/25 ................. 270 303,508
3.75%, 03/15/26 ................. 110 125,734
1.90%, 06/15/30 ................. 15 15,588
4.88%, 03/15/49 ................. 20 28,909
Microchip Technology, Inc.:
1.63%, 02/15/25
(e)
................ 15 45,452
4.25%, 09/01/25
(b)
................ 191 202,067
NVIDIA Corp.:
2.85%, 04/01/30 ................. 165 185,615
3.50%, 04/01/40 ................. 202 242,585
3.50%, 04/01/50 ................. 135 163,767
NXP BV
(b)
:
4.88%, 03/01/24 ................. 335 377,853
2.70%, 05/01/25 ................. 10 10,763
3.15%, 05/01/27 ................. 100 110,255
5.55%, 12/01/28 ................. 120 152,905
4.30%, 06/18/29 ................. 196 233,597
3.40%, 05/01/30 ................. 20 22,680
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
104 107,640
QUALCOMM, Inc.:
4.80%, 05/20/45 ................. 50 71,139
4.30%, 05/20/47 ................. 79 107,114
Texas Instruments, Inc., 1.38%, 03/12/25 .. 45 46,668
6,755,530
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 188 198,810
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 185 190,196
Autodesk, Inc.:
3.60%, 12/15/22 ................. 50 52,421
3.50%, 06/15/27 ................. 75 84,543
Boxer Parent Co., Inc.
(b)
:
7.13%, 10/02/25 ................. 89 96,605
9.13%, 03/01/26 ................. 215 231,125
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. 14 14,245
4.25%, 01/31/26 ................. 220 225,500
CA, Inc., 3.60%, 08/15/22 ............ 40 41,207
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 198 206,663
Castle US Holding Corp., 9.50%, 02/15/28
(b)
96 96,000
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 535 545,700
Microsoft Corp.:
3.45%, 08/08/36 ................. 270 332,944
4.10%, 02/06/37 ................. 29 38,061
3.70%, 08/08/46 ................. 391 495,782
2.53%, 06/01/50 ................. 26 27,418
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 48 50,790
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
92 97,870
Oracle Corp.:
3.40%, 07/08/24 ................. 590 645,783
2.50%, 04/01/25 ................. 280 300,932

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Software (continued)
2.95%, 05/15/25 ................. USD 200 $ 219,652
2.95%, 04/01/30 ................. 310 346,623
3.90%, 05/15/35 ................. 25 30,696
3.85%, 07/15/36 ................. 25 30,189
3.60%, 04/01/40 ................. 100 117,119
4.00%, 07/15/46 ................. 164 201,303
4.00%, 11/15/47 ................. 160 197,582
3.60%, 04/01/50 ................. 250 291,271
3.85%, 04/01/60 ................. 80 98,377
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 95 99,572
Solera LLC, 10.50%, 03/01/24
(b)
........ 680 704,650
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
466 497,697
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 493 505,941
7,313,267
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 32 33,360
4.75%, 03/01/30 ................. 31 33,247
eG Global Finance plc
(b)
:
6.75%, 02/07/25 ................. 200 206,000
8.50%, 10/30/25 ................. 17 18,032
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... 34 39,440
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
65 67,001
Home Depot, Inc. (The):
2.50%, 04/15/27 ................. 150 164,608
2.70%, 04/15/30 ................. 100 111,611
4.25%, 04/01/46 ................. 40 53,065
3.90%, 06/15/47 ................. 75 95,782
4.50%, 12/06/48 ................. 120 168,455
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 40,560
L Brands, Inc.:
6.88%, 07/01/25
(b)
................ 109 118,350
6.63%, 10/01/30
(b)
................ 46 51,175
6.88%, 11/01/35 ................. 82 92,045
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 63 65,047
Lowe's Cos., Inc.:
3.13%, 09/15/24 ................. 70 76,055
3.70%, 04/15/46 ................. 87 103,160
4.55%, 04/05/49 ................. 100 134,649
5.13%, 04/15/50 ................. 25 37,581
3.00%, 10/15/50 ................. 135 144,398
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 36,168
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 14 14,227
5.50%, 05/15/26 ................. 49 50,899
PetSmart, Inc.
(b)
:
7.13%, 03/15/23 ................. 48 48,000
5.88%, 06/01/25 ................. 335 344,212
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 123 130,348
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
.. 202 214,625
Staples, Inc., 7.50%, 04/15/26
(b)
........ 278 290,307
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 158 168,468
3,150,875
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.:
2.85%, 05/11/24 ................. 450 485,212
1.13%, 05/11/25 ................. 235 241,666
3.25%, 02/23/26 ................. 195 218,832
2.20%, 09/11/29 ................. 60 64,783
4.50%, 02/23/36 ................. 75 100,967
4.38%, 05/13/45 ................. 20 27,409
3.85%, 08/04/46 ................. 230 295,772
3.75%, 09/12/47 ................. 130 162,959
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
2.65%, 05/11/50 ................. USD 120 $ 127,361
Dell International LLC
(b)
:
5.45%, 06/15/23 ................. 425 470,059
6.02%, 06/15/26 ................. 305 372,083
8.35%, 07/15/46 ................. 65 98,333
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 34 38,080
HP, Inc., 2.20%, 06/17/25 ............ 370 391,734
NCR Corp.
(b)
:
5.75%, 09/01/27 ................. 13 13,813
5.00%, 10/01/28 ................. 35 36,925
6.13%, 09/01/29 ................. 113 125,147
5.25%, 10/01/30 ................. 36 38,610
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
. 25 26,656
3,336,401
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... 6 6,348
Levi Strauss & Co., 5.00%, 05/01/25 ..... 42 43,050
William Carter Co. (The), 5.50%, 05/15/25
(b)
. 9 9,558
58,956
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.38%, 01/14/25
(b)
.......... 250 264,213
Freedom Mortgage Corp., 7.63%, 05/01/26
(b)
23 24,327
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
.................... 235 254,388
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 67 65,828
LD Holdings Group LLC, 6.50%, 11/01/25
(b)
. 17 17,893
MGIC Investment Corp., 5.25%, 08/15/28 .. 52 55,640
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 75 79,594
5.50%, 08/15/28 ................. 80 84,000
5.13%, 12/15/30 ................. 44 45,989
891,872
Tobacco — 0.5%
Altria Group, Inc.:
3.80%, 02/14/24 ................. 405 442,255
2.35%, 05/06/25 ................. 460 488,743
5.38%, 01/31/44 ................. 130 166,152
5.95%, 02/14/49 ................. 230 322,221
BAT Capital Corp.:
3.22%, 08/15/24 ................. 265 286,895
2.79%, 09/06/24 ................. 510 545,204
3.56%, 08/15/27 ................. 12 13,362
3.73%, 09/25/40 ................. 70 73,013
4.76%, 09/06/49 ................. 90 104,342
5.28%, 04/02/50 ................. 100 123,529
Philip Morris International, Inc., 1.50%,
05/01/25 ..................... 250 258,948
Reynolds American, Inc.:
4.45%, 06/12/25 ................. 215 244,884
7.00%, 08/04/41 ................. 98 131,623
3,201,171
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
3.75%, 02/01/22 ................. 100 102,666
2.75%, 01/15/23 ................. 80 82,694
3.88%, 07/03/23 ................. 300 320,340
4.25%, 02/01/24 ................. 350 379,841
2.88%, 01/15/26 ................. 100 105,813
3.00%, 02/01/30 ................. 120 123,192
Aviation Capital Group LLC
(b)
:
2.88%, 01/20/22 ................. 100 101,257
3.88%, 05/01/23 ................. 110 114,617

BlackRock Managed Income Fund
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. USD 27 $ 28,856
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 24 25,083
9.75%, 08/01/27 ................. 14 16,047
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 41 41,439
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 150 159,000
United Rentals North America, Inc.:
3.88%, 11/15/27 ................. 3 3,143
4.00%, 07/15/30 ................. 89 93,672
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 160 175,973
7.25%, 06/15/28 ................. 221 251,341
2,124,974
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 4.38%, 04/22/49 200 256,875
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 650 700,180
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
.................... 58 62,103
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 59 65,121
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(g)
......... 105 99,092
Rogers Communications, Inc., 3.70%, 11/15/49 30 35,465
Sprint Corp.:
7.88%, 09/15/23 ................. 23 26,630
7.13%, 06/15/24 ................. 26 30,420
7.63%, 03/01/26 ................. 77 95,572
T-Mobile USA, Inc.:
3.50%, 04/15/25
(b)
................ 414 457,462
4.50%, 02/01/26 ................. 30 30,670
1.50%, 02/15/26
(b)
................ 296 303,065
4.75%, 02/01/28 ................. 12 12,899
3.88%, 04/15/30
(b)
................ 250 289,550
4.38%, 04/15/40
(b)
................ 65 79,324
3.00%, 02/15/41
(b)
................ 40 41,469
4.50%, 04/15/50
(b)
................ 145 178,841
3.30%, 02/15/51
(b)
................ 85 87,450
Vodafone Group plc:
3.75%, 01/16/24 ................. 70 76,493
5.25%, 05/30/48 ................. 166 231,230
4.88%, 06/19/49 ................. 50 66,820
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 640,678
3,867,409
Total Corporate Bonds — 45.6%
(Cost: $297,354,160) ............................. 314,128,561
Equity-Linked Notes — 7.8%
Aerospace & Defense — 0.0%
Barclays Bank plc (L3Harris Technologies,
Inc.), 14.82%, 02/01/21 ............. 1 135,619
Automobiles — 0.0%
Merrill Lynch International & Co. (Ford Motor
Co.), 18.37%, 02/04/21 ............. 11 93,667
Merrill Lynch International & Co. (Tesla, Inc.),
29.44%, 01/07/21 ................ —
( i )
158,196
251,863
Security
Par (000)
Par (000) Value
Banks — 0.2%
Bank of Montreal (Bank of America Corp.),
15.91%, 01/13/21
(b)
............... USD 6 $ 154,678
Bank of Montreal ( Truist Financial Corp.),
15.26%, 01/13/21
(b)
............... 2 78,023
Bank of Montreal (Wells Fargo & Co.),
15.87%, 01/13/21
(b)
............... 4 99,554
Barclays Bank plc (Citigroup Capital XIII),
14.66%, 01/15/21 ................ 2 99,602
Barclays Bank plc (JPMorgan Chase & Co.):
15.63%, 01/13/21 ................ 2 189,429
20.80%, 01/15/21
(b)
............... 2 275,931
12.06%, 02/25/21 ................ 1 96,502
12.71%, 03/05/21
(b)
............... 1 119,795
Barclays Bank plc (US BanCorp. ),
14.79%, 01/14/21 ................ 1 59,240
Royal Bank of Canada (First Republic Bank),
11.34%, 01/13/21
(b)
............... —
( i )
57,721
Royal Bank of Canada (GMAC Capital Trust I),
18.57%, 01/15/21
(b)
............... 1 39,610
1,270,085
Beverages — 0.1%
Royal Bank of Canada (Coca-Cola Co. (The))
(b)
:
6.38%, 02/26/21 ................. 3 176,649
8.44%, 03/05/21 ................. 4 237,029
Societe Generale SA (PepsiCo, Inc.),
8.98%, 02/12/21 ................. 2 267,125
680,803
Biotechnology — 0.1%
(b)
Bank of Montreal (Amgen, Inc.),
8.10%, 01/28/21 ................. 2 401,748
Citigroup Global Markets Holdings, Inc.
(AbbVie, Inc.), 14.45%, 02/04/21 ...... 1 134,271
JPMorgan Structured Products BV (Gilead
Sciences, Inc.), 13.77%, 02/01/21 ..... 5 287,624
Royal Bank of Canada (Vertex
Pharmaceuticals, Inc.), 14.01%, 01/29/21 —
( i )
81,111
904,754
Building Products — 0.1%
Barclays Bank plc (Johnson Controls
International plc), 11.42%, 02/01/21 .... 4 175,792
Credit Suisse AG (Masco Corp.):
9.73%, 02/04/21
(b)
................ 3 148,922
11.20%, 02/10/21 ................ 1 54,023
Credit Suisse AG (Owens Corning),
12.15%, 03/01/21 ................ 1 107,951
Merrill Lynch International & Co. (Fortune
Brands Home & Security, Inc.),
10.63%, 01/25/21 ................ 1 109,277
595,965
Capital Markets — 0.2%
Bank of Montreal (Goldman Sachs Group, Inc.
(The)), 12.40%, 01/14/21
(b)
.......... —
( i )
97,453
Citigroup Global Markets Holdings, Inc. (MSCI,
Inc.), 13.00%, 03/01/21
(b)
........... 1 246,736
JPMorgan Structured Products BV (S&P
Global, Inc.)
(b)
:
12.90%, 02/04/21 ................ —
( i )
51,387
8.99%, 03/01/21 ................. 1 439,268
Merrill Lynch International & Co. (Bank of New
York Mellon Corp. (The)), 12.55%, 01/15/21 1 38,481
Merrill Lynch International & Co. (Morgan
Stanley), 14.45%, 01/15/21 .......... 3 155,981
Merrill Lynch International & Co. (State Street
Corp.), 15.76%, 01/15/21 ........... 1 38,226

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Societe Generale SA (Nasdaq, Inc.),
13.50%, 01/28/21 ................ USD 1 $ 138,261
1,205,793
Chemicals — 0.2%
Barclays Bank plc (Dow, Inc.):
19.25%, 01/07/21 ................ 3 168,106
17.71%, 01/28/21 ................ 1 78,386
Barclays Bank plc (PPG Industries, Inc.),
13.66%, 01/14/21 ................ 1 99,570
Citigroup Global Markets Holdings,
Inc. (DuPont de Nemours, Inc.),
14.01%, 01/29/21
(b)
............... 2 98,851
Credit Suisse AG (CF Industries Holdings, Inc.),
19.25%, 02/11/21 ................ 3 100,964
JPMorgan Structured Products BV
(Air Products and Chemicals, Inc.),
9.20%, 01/22/21
(b)
................ —
( i )
104,775
Royal Bank of Canada (Sherwin-Williams Co.
(The)):
9.42%, 03/01/21
(b)
................ 1 435,143
8.90%, 12/03/21 ................. —
( i )
306,198
1,391,993
Commercial Services & Supplies — 0.0%
Barclays Bank plc (Waste Management, Inc.):
8.30%, 02/10/21 ................. 1 156,097
8.95%, 02/11/21
(b)
................ —
( i )
51,660
Credit Suisse AG (Republic Services, Inc.),
8.25%, 02/12/21 ................. 1 50,125
257,882
Communications Equipment — 0.1%
Credit Suisse AG ( Ciena Corp.),
14.25%, 03/03/21 ................ 3 141,741
Toronto-Dominion Bank (The) (Cisco Systems,
Inc.), 12.52%, 02/11/21 ............. 7 279,658
421,399
Construction & Engineering — 0.0%
Royal Bank of Canada (Balfour Beatty plc),
14.76%, 02/25/21
(b)
............... —
( i )
46,893
Construction Materials — 0.0%
Credit Suisse AG (Vulcan Materials Co.),
12.70%, 02/11/21 ................ 1 152,612
Merrill Lynch International & Co. (Martin
Marietta Materials, Inc.), 13.25%, 02/10/21 —
( i )
70,411
223,023
Diversified Telecommunication Services — 0.1%
Royal Bank of Canada (AT&T, Inc.),
10.97%, 01/27/21
(b)
............... 7 193,039
Royal Bank of Canada (Verizon
Communications, Inc.):
11.81%, 01/26/21 ................ 6 358,187
8.43%, 03/05/21
(b)
................ 3 177,896
729,122
Electric Utilities — 0.1%
Bank of Montreal (NRG Energy, Inc.),
13.83%, 03/12/21
(b)
............... 4 133,434
Societe Generale SA (NextEra Energy, Inc.),
13.32%, 01/26/21 ................ 4 277,553
410,987
Electrical Equipment — 0.1%
Royal Bank of Canada (Emerson Electric Co.),
13.29%, 03/01/21
(b)
............... 5 377,095
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
Barclays Bank plc (Corning, Inc.):
13.03%, 01/29/21
(b)
............... USD 1 $ 52,618
11.63%, 03/01/21 ................ 6 214,370
Societe Generale SA (Amphenol Corp.),
15.80%, 01/25/21 ................ 1 132,913
399,901
Energy Equipment & Services — 2.0%
Barclays Bank plc (Real Time Measurements,
Inc.):
7.10%, 01/13/21 - 01/20/21 .......... 2 2,803,370
7.15%, 01/14/21 ................. 1 1,401,606
7.20%, 01/15/21 ................. 1 1,401,275
7.05%, 01/19/21 ................. 1 1,401,689
4.73%, 02/18/21 ................. 1 1,355,850
4.77%, 02/19/21 ................. 1 1,356,335
4.71%, 02/22/21 ................. 1 1,356,126
4.70%, 02/23/21 ................. 1 1,355,583
4.91%, 02/24/21 ................. 1 1,355,667
13,787,501
Entertainment — 0.1%
Bank of Montreal (Electronic Arts, Inc.),
11.81%, 02/01/21
(b)
............... 2 320,111
Credit Suisse AG (Take-Two Interactive
Software, Inc.), 11.10%, 02/04/21 ...... 1 163,730
Merrill Lynch International & Co. (Walt Disney
Co. (The)), 10.49%, 02/11/21 ......... 1 200,608
Toronto-Dominion Bank (The) (Netflix, Inc.),
15.87%, 01/21/21 ................ —
( i )
197,912
882,361
Equity Real Estate Investment Trusts (REITs) — 0.0%
Barclays Bank plc (American Tower Corp.),
9.27%, 02/23/21 ................. —
( i )
51,566
Merrill Lynch International & Co. (Sun
Communities, Inc.), 15.62%, 01/07/21 ... 1 136,538
188,104
Food & Staples Retailing — 0.2%
Barclays Bank plc (Albertsons Cos, Inc.),
17.72%, 01/12/21 ................ 8 126,762
Citigroup Global Markets Holdings, Inc.
(Walgreens Boots Alliance, Inc.),
12.47%, 01/14/21
(b)
............... 1 56,937
Credit Suisse AG (Walmart, Inc.):
11.60%, 02/18/21 ................ 2 263,218
10.12%, 03/05/21 ................ 2 362,017
Royal Bank of Canada (Costco Wholesale
Corp.), 8.83%, 03/03/21
(b)
........... 2 593,588
1,402,522
Food Products — 0.1%
Citigroup Global Markets Holdings,
Inc. ( Mondelez International, Inc.),
8.53%, 01/27/21
(b)
................ 3 160,732
Credit Suisse AG ( Conagra Brands, Inc.),
14.05%, 03/03/21 ................ 5 163,429
Credit Suisse AG (Hershey Co. (The)),
7.15%, 01/28/21 ................. —
( i )
48,911
Royal Bank of Canada (Tyson Foods, Inc.),
14.85%, 03/10/21
(b)
............... 4 252,244
625,316
Health Care Equipment & Supplies — 0.3%
Merrill Lynch International & Co. (Danaher
Corp.):
13.13%, 01/07/21 ................ 1 180,068
12.67%, 02/18/21 ................ —
( i )
90,804

BlackRock Managed Income Fund
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Royal Bank of Canada (Abbott Laboratories):
11.23%, 01/21/21
(b)
............... USD 1 $ 132,837
14.67%, 01/21/21 ................ 2 183,272
12.49%, 03/01/21 ................ 5 543,116
Societe Generale SA (IDEXX Laboratories,
Inc.), 13.49%, 02/01/21 ............. —
( i )
55,452
Toronto-Dominion Bank (The) (Boston Scientific
Corp.), 9.75%, 02/03/21 ............ 2 83,869
UBS AG (Medtronic plc), 8.70%, 02/22/21 .. 4 463,263
1,732,681
Health Care Providers & Services — 0.2%
Bank of Montreal (UnitedHealth Group, Inc.):
9.87%, 01/14/21
(b)
................ 1 188,361
7.78%, 02/25/21
(b)
................ —
( i )
93,392
8.67%, 02/26/21 ................. 1 193,181
11.54%, 03/05/21 ................ —
( i )
116,571
BNP Paribas SA (Quest Diagnostics, Inc.):
12.07%, 01/07/21 ................ 1 71,875
12.56%, 02/18/21 ................ 1 72,418
Citigroup Global Markets Holdings, Inc.
(McKesson Corp.), 14.98%, 02/04/21
(b)
.. —
( i )
76,959
Credit Suisse AG (Anthem, Inc.),
12.75%, 02/25/21 ................ 1 270,049
Royal Bank of Canada (Cardinal Health, Inc.),
14.86%, 02/05/21
(b)
............... 1 52,493
Royal Bank of Canada (Laboratory Corp. of
America Holdings):
11.21%, 02/11/21
(b)
................ —
( i )
80,691
11.38%, 02/12/21 ................ —
( i )
52,380
1,268,370
Hotels, Restaurants & Leisure — 0.1%
Credit Suisse AG (Hilton Worldwide Holdings,
Inc.), 14.70%, 02/10/21 ............. 1 83,643
Merrill Lynch International & Co. (Marriott
International, Inc.), 12.31%, 02/01/21 ... 1 185,808
Nomura Bank International plc (McDonald's
Corp.):
11.57%, 01/29/21 ................ 1 132,042
10.65%, 03/05/21 ................ 1 234,830
636,323
Household Durables — 0.1%
Citigroup Global Markets Holdings, Inc. (Lennar
Corp.), 14.31%, 01/06/21
(b)
.......... 2 157,193
Citigroup Global Markets Holdings, Inc.
( Tempur Sealy International, Inc.):
16.95%, 02/12/21 ................ 1 54,838
19.65%, 02/12/21
(b)
............... —
( i )
47,950
Credit Suisse AG (DR Horton, Inc.),
13.30%, 01/27/21 ................ —
( i )
24,459
Credit Suisse AG (KB Home), 19.05%, 01/11/21 1 49,534
Credit Suisse AG (Meritage Homes Corp.),
17.10%, 01/28/21 ................ 1 48,843
Merrill Lynch International & Co. (PulteGroup,
Inc.), 14.54%, 01/28/21 ............. 4 154,070
536,887
Household Products — 0.1%
Bank of Montreal (Procter & Gamble Co.
(The)), 8.96%, 01/22/21
(b)
........... 4 561,044
Barclays Bank plc (Colgate-Palmolive Co.),
11.55%, 01/28/21 ................ 2 135,388
Royal Bank of Canada (Kimberly-Clark Corp.),
10.25%, 01/20/21
(b)
............... 1 94,917
791,349
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
Bank of Montreal (Honeywell International,
Inc.), 10.47%, 03/12/21
(b)
........... USD 2 $ 401,277
Insurance — 0.0%
(b)
Bank of Montreal ( ProgressiveCorp . (The)),
12.25%, 01/14/21 ................ 1 49,729
Royal Bank of Canada (Aon plc),
11.55%, 01/28/21 ................ 1 137,022
186,751
Interactive Media & Services — 0.3%
Citigroup Global Markets Holdings, Inc.
(Alphabet, Inc.):
13.10%, 01/11/21 ................ —
( i )
475,962
10.29%, 02/03/21
(b)
............... —
( i )
258,960
11.81%, 02/16/21 ................ —
( i )
471,800
Societe Generale SA (Facebook, Inc.):
12.91%, 01/11/21 ................ 1 351,763
14.45%, 02/16/21 ................ 1 348,198
1,906,683
Internet & Direct Marketing Retail — 0.1%
Societe Generale SA (Amazon.com, Inc.):
14.50%, 01/11/21 ................ —
( i )
473,641
14.93%, 02/16/21 ................ —
( i )
469,603
943,244
IT Services — 0.2%
Barclays Bank plc (Fiserv, Inc.),
8.40%, 03/01/21 ................. 4 432,527
Barclays Bank plc (Global Payments, Inc.),
12.50%, 02/10/21
(b)
............... 1 140,312
Barclays Bank plc ( Mastercard , Inc.),
17.08%, 01/29/21 ................ 1 282,713
Nomura Bank International plc (PayPal
Holdings, Inc.), 16.48%, 01/29/21 ...... 2 394,469
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 10.90%, 02/05/21
(b)
... 1 47,536
1,297,557
Leisure Products — 0.0%
Royal Bank of Canada (Polaris, Inc.),
13.43%, 01/27/21
(b)
............... 1 49,617
Life Sciences Tools & Services — 0.1%
Merrill Lynch International & Co. (Charles River
Laboratories International, Inc.):
12.06%, 02/10/21
(b)
............... —
( i )
55,149
11.04%, 02/11/21 ................. —
( i )
50,650
Royal Bank of Canada ( Thermo Fisher
Scientific, Inc.):
11.37%, 01/29/21
(b)
............... —
( i )
132,193
13.10%, 02/01/21 ................ 1 530,071
768,063
Machinery — 0.1%
Barclays Bank plc (Deere & Co.),
14.26%, 01/08/21 ................ 1 232,829
Barclays Bank plc (Dover Corp.),
9.10%, 03/01/21 ................. 1 153,806
Royal Bank of Canada (PACCAR, Inc.),
12.33%, 01/22/21
(b)
............... 2 147,451
Royal Bank of Canada (Stanley Black &
Decker, Inc.), 12.40%, 01/25/21
(b)
...... 1 167,534
701,620

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media — 0.1%
Merrill Lynch International & Co. (DISH Network
Corp.), 15.08%, 02/17/21 ........... USD 4 $ 132,868
Nomura Bank International plc (Charter
Communications, Inc.), 11.91%, 01/28/21 —
( i )
189,984
Toronto-Dominion Bank (The) (Comcast Corp.),
13.51%, 01/20/21 ................ 7 324,117
646,969
Metals & Mining — 0.0%
Barclays Bank plc (Steel Dynamics, Inc.),
16.79%, 01/22/21 ................ 3 103,086
Royal Bank of Canada (Kinross Gold Corp.),
8.14%, 02/05/21
(b)
................ 1 65,228
168,314
Multiline Retail — 0.1%
Barclays Bank plc (Dollar Tree, Inc.),
10.77%, 03/02/21 ................ —
( i )
53,062
Barclays Bank plc (Kohl's Corp.),
25.96%, 03/02/21 ................ 2 87,948
Credit Suisse AG (Target Corp.),
11.55%, 03/03/21 ................ 2 411,363
Nomura Bank International plc (Dollar General
Corp.), 8.63%, 03/05/21 ............ 2 320,766
873,139
Oil, Gas & Consumable Fuels — 0.1%
Bank of Montreal (Chevron Corp.),
17.15%, 03/12/21
(b)
............... 5 463,686
Toronto-Dominion Bank (The) (Pioneer Natural
Resources Co.), 17.08%, 02/17/21 ..... 2 151,461
615,147
Pharmaceuticals — 0.3%
Bank of Montreal (Bristol-Myers Squibb Co.),
10.86%, 03/12/21
(b)
............... 6 403,232
Credit Suisse AG (Zoetis, Inc.):
8.45%, 02/11/21 ................. 1 135,639
11.38%, 02/11/21 ................. 1 176,699
Nomura Bank International plc (Merck & Co.,
Inc.), 9.56%, 03/12/21 ............. 6 505,463
Royal Bank of Canada (Johnson & Johnson)
(b)
:
8.13%, 01/26/21 ................. 2 276,525
12.22%, 03/05/21 ................ 1 119,386
Royal Bank of Canada (Pfizer, Inc.),
15.03%, 01/28/21
(b)
............... 7 266,591
1,883,535
Professional Services — 0.0%
Barclays Bank plc (TransUnion):
11.32%, 02/17/21 ................ 1 53,686
15.51%, 03/01/21
(b)
............... 1 134,491
188,177
Real Estate Management & Development — 0.0%
Royal Bank of Canada (Sirius Real Estate Ltd.),
14.70%, 02/26/21
(b)
............... 1 80,016
Road & Rail — 0.1%
Barclays Bank plc (Union Pacific Corp.),
10.56%, 03/01/21 ................ 3 549,137
Royal Bank of Canada (Kansas City Southern),
13.47%, 01/20/21
(b)
............... —
( i )
55,457
Royal Bank of Canada (Knight-Swift
Transportation Holdings, Inc.),
10.72%, 01/28/21
(b)
............... 1 49,825
654,419
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.2%
Bank of Montreal (QUALCOMM, Inc.),
11.95%, 02/01/21 ................ USD 3 $ 488,856
Credit Suisse AG (Broadcom, Inc.),
15.70%, 03/10/21 ................ 1 560,072
Royal Bank of Canada (Analog Devices, Inc.),
12.35%, 02/18/21
(b)
............... 1 110,510
Toronto-Dominion Bank (The) (NVIDIA Corp.),
19.42%, 02/10/21 ................ 1 341,485
1,500,923
Software — 0.7%
Barclays Bank plc (Microsoft Corp.):
11.00%, 01/27/21 ................ 3 606,510
10.58%, 02/26/21 ................ 2 500,835
12.70%, 03/26/21 ................ 6 1,231,797
JPMorgan Structured Products BV (Workday,
Inc.), 14.95%, 02/23/21
(b)
........... —
( i )
82,850
Merrill Lynch International & Co. (Adobe, Inc.),
13.64%, 03/10/21 ................ 1 684,829
Merrill Lynch International & Co. (Cadence
Design Systems, Inc.), 11.11%, 01/13/21 . 2 229,205
Merrill Lynch International & Co. ( ServiceNow ,
Inc.):
10.81%, 01/28/21 ................ —
( i )
168,507
14.48%, 01/29/21
(b)
............... —
( i )
189,991
Royal Bank of Canada (Fair Isaac Corp.),
11.23%, 01/28/21
(b)
............... —
( i )
55,454
Royal Bank of Canada (Fortinet, Inc.),
18.47%, 02/05/21
(b)
............... 1 143,189
Royal Bank of Canada (Intuit, Inc.),
11.18%, 02/23/21
(b)
............... —
( i )
138,300
Royal Bank of Canada (Oracle Corp.),
9.19%, 03/10/21
(b)
................ 7 417,600
Toronto-Dominion Bank (The) (Autodesk, Inc.),
12.77%, 02/25/21 ................ —
( i )
141,362
4,590,429
Specialty Retail — 0.2%
Credit Suisse AG (Home Depot, Inc. (The)):
11.30%, 02/23/21 ................ 1 268,306
10.97%, 02/24/21
(b)
............... 1 259,277
JPMorgan Structured Products BV (Ross
Stores, Inc.), 13.54%, 03/02/21
(b)
...... 1 140,529
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 11.85%, 02/25/21
(b)
....... 2 139,362
Merrill Lynch International & Co. (Advance Auto
Parts, Inc.):
10.98%, 02/17/21 ................ 1 127,124
10.31%, 02/18/21
(b)
............... —
( i )
27,122
Merrill Lynch International & Co. (AutoZone,
Inc.), 15.00%, 01/12/21 ............. —
( i )
154,625
Merrill Lynch International & Co. (O'Reilly
Automotive, Inc.):
5.57%, 01/28/21
(b)
................ —
( i )
54,067
7.20%, 02/05/21 ................. —
( i )
111,927
Royal Bank of Canada (Tractor Supply Co.)
(b)
:
10.25%, 01/28/21 ................ —
( i )
51,585
13.44%, 01/29/21 ................ —
( i )
53,446
Royal Bank of Canada (Williams-Sonoma, Inc.),
15.66%, 03/22/21
(b)
............... —
( i )
48,896
1,436,266
Technology Hardware, Storage & Peripherals — 0.3%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.):
14.06%, 01/08/21
(b)
............... 1 386,162
15.64%, 01/27/21
(b)
............... 5 627,120

BlackRock Managed Income Fund
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
14.70%, 03/05/21
(b)
............... USD 7 $ 851,680
14.78%, 12/17/21 ................ 3 387,934
2,252,896
Textiles, Apparel & Luxury Goods — 0.2%
Barclays Bank plc ( EssilorLuxottica SA),
11.49%, 01/08/21 ................ 1 273,384
Credit Suisse AG ( Deckers Outdoor Corp.),
12.30%, 01/28/21 ................ —
( i )
52,560
Merrill Lynch International & Co. ( Kering SA),
12.00%, 02/18/21 ................ EUR —
( i )
263,661
Royal Bank of Canada (LVMH Moet Hennessy
Louis Vuitton SE), 7.53%, 01/28/21
(b)
... 1 549,027
1,138,632
Tobacco — 0.0%
Royal Bank of Canada (Altria Group, Inc.),
18.67%, 01/28/21
(b)
............... USD 1 52,637
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (United Rentals, Inc.),
14.78%, 01/29/21
(b)
............... —
( i )
50,693
Total Equity-Linked Notes — 7.8%
(Cost: $51,815,249) .............................. 53,541,595
Floating Rate Loan Interests — 5.9%
Aerospace & Defense — 0.1%
(a)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 ................. 232 220,197
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 ................. 125 118,386
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23
(j)
................ 64 64,690
TransDigm , Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 12/09/25 ..... 14 13,365
TransDigm , Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 08/22/24 ..... 315 308,898
725,536
Airlines — 0.1%
(a)
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 01/29/27 183 156,465
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.15%, 04/28/23 ............... 84 75,422
(LIBOR USD 1 Month + 2.00%),
2.16%, 12/15/23 ............... 12 11,064
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 45 46,034
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ...... 227 217,456
506,441
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 04/30/26 377 375,093
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 02/05/26 ................. 165 162,459
537,552
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%
,
 01/01/38
(a)
.... USD 158 $ 156,999
Building Products — 0.1%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 ................. 13 12,984
CP Atlas Buyer, Inc., Term Loan B1, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 . 59 59,324
CP Atlas Buyer, Inc., Term Loan B2, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 . 20 19,774
CPG International LLC, Term Loan, 05/05/24
(k)
106 105,806
MI Windows and Doors LLC, Term Loan,
12/18/27
(k)
..................... 35 35,044
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ..... 218 218,263
451,195
Capital Markets — 0.0%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.40%
,
 04/12/24 .... 96 94,969
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.19%
,
 06/03/26 63 62,949
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 ................. 50 50,012
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.25%
,
 05/29/26 ........... 82 55,140
263,070
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 01/31/24 ..... 194 193,592
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 6 Month + 0.00%),
4.75%
,
 11/24/27 ................. 53 52,934
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
5.25%), 6.25%
,
 08/27/26 ........... 180 180,731
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.00%
,
 06/01/24 ........... 99 97,971
Chemours Co. (The), Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/03/25 53 52,326
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 51 50,162
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27 .... 154 153,734
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/28/25 69 67,941
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 ................. 71 70,703
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.75%
,
 01/01/38 ................. 148 146,299
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.40%
,
 05/15/24 ........... 96 94,817
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 10/01/25 .... 18 17,652

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 10/14/24 ................. USD 157 $ 154,583
1,333,445
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%
,
 07/10/26 ................. 127 126,645
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.65%
,
 09/07/27 125 124,922
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 ................. 233 226,589
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.21%
,
 09/06/24 ..... 116 114,512
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 05/30/25 27 27,310
Intrado Corp., Term Loan B, (LIBOR USD 3
Month + 4.00%), 5.00%
,
 10/10/24 ..... 72 69,454
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%
,
 09/19/26
(j)
................ 40 38,906
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
3.25%), 4.25%
,
 09/23/26 ........... 113 113,090
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.50%
,
 07/30/25 ................. 21 19,726
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 . 429 425,521
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%
,
 11/02/27 ................. 165 165,792
1,452,467
Construction & Engineering — 0.0%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.15%
,
 07/24/26 ........... 30 29,897
Ply Gem Midco , Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.90%
,
 04/12/25 .... 40 39,596
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 05/23/25 .... 178 174,871
244,364
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.15%
,
 01/15/27 ........... 158 156,409
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ..... 279 277,218
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 74 74,191
Potters Industries LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 12/14/27
(j)
47 47,000
554,818
Containers & Packaging — 0.1%
(a)
Berry Global, Inc., Term Loan Y, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 07/01/26 ..... 79 78,731
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.48%
,
 04/03/24 ..... 188 181,303
Charter NEX US, Inc., 1st Lien Term Loan,
12/01/27
(k)
..................... 291 292,069
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 12/29/23 USD 157 $ 156,071
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.90%
,
 02/05/23 125 124,218
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 02/05/26 39 38,783
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 07/31/26 40 39,352
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 08/18/27 ................. 52 52,152
962,679
Distributors — 0.0%
Pai Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
47 47,000
Diversified Consumer Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.65%
,
 04/04/24 ..... 311 307,108
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 01/29/27 ........... 60 59,476
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... 50 49,958
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50% - 4.00%
,
 11/07/23 ............ 107 105,639
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
(k)
..................... 30 30,260
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 157 163,183
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 158 154,964
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 02/04/27 ................. 17 16,589
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ..... 197 197,890
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 61 61,032
1,146,099
Diversified Financial Services — 0.4%
(a)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/31/26 ................. 67 66,294
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 08/05/27
(j)
54 54,135
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.46%
,
 10/30/26 .... 79 79,002
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.40%
,
 11/18/24 ................. 39 38,708
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26 .... 551 551,941
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 386 386,099
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 235 234,756
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 40 40,250

BlackRock Managed Income Fund
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 07/11/25 ................. USD 204 $ 197,259
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(k)
..................... 61 60,937
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(k)
............. 14 13,542
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 . 52 52,109
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 154 153,743
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(k)
................. 9 8,504
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 0.00%), 4.75%
,
 12/16/27 44 44,221
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.65% -
2.71%
,
 01/23/25 ................. 99 92,978
Travelport Finance (Luxembourg) SARL, Term
Loan, 02/28/25
(k)
................. 67 65,569
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.89%
,
 12/20/24 90 88,402
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/28/27 ..... 217 216,123
White Cap Buyer LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 10/19/27 85 84,894
Ziggo Finance Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.66%
,
 04/30/28 ................. 98 97,295
2,626,761
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.91%, 07/15/25 ............... 15 14,864
(LIBOR USD 1 Month + 2.75%),
2.90%, 01/31/26 ............... 138 134,370
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%
,
 08/14/26 .... 259 257,508
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 0.00%), 3.75%
,
 11/30/27 . 36 35,899
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 ................. 76 76,051
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 ................. 98 98,307
GCI LLC, Term Loan B, 10/15/25
(k)
....... 76 75,407
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 11/04/26 .... 126 126,448
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 03/01/27 169 166,007
MTN Infrastructure TopCo , Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 ................. 176 175,647
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.65%
,
 04/30/27 ................. 58 57,822
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(k)
..................... 144 143,767
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/09/27 USD 583 $ 578,781
1,940,878
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 01/15/25 ................. 34 33,994
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 12/13/25 ................. 81 79,203
113,197
Electrical Equipment — 0.1%
(a)
Dell International LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.75%
,
 09/19/25 60 60,002
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 02/12/25 55 54,514
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 09/13/24 232 228,301
342,817
Entertainment — 0.1%
(a)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 11/27/26 ................. 67 66,129
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 ................. 99 93,790
Live Nation Entertainment, Inc., Term Loan B4,
(LIBOR USD 1 Month + 1.75%), 1.88% -
1.94%
,
 10/19/26 ................. 186 180,069
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/30/25 ................. 40 38,845
UFC Holdings LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 04/29/26 ................. 43 42,486
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.90%
,
 05/18/25 ..... 240 220,792
642,111
Equity Real Estate Investment Trusts (REITs) — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/21/25 ................. 90 88,459
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.15%
,
 05/11/24 . 38 37,479
125,938
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.83%
,
 05/23/25 .... 120 117,526
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.15%
,
 05/23/25 67 65,876
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 06/27/23 ..... 224 220,242
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 09/13/26 ..... 140 137,159
540,803

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 11/19/26 ................. USD 191 $ 188,274
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.65%
,
 10/01/25 ................. 99 98,654
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 03/11/25 ................. 43 42,366
B&G Foods, Inc., Term Loan B4, 10/10/26
(k)
. 24 24,271
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 219 218,682
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/29/27 ................. 398 393,432
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.90%
,
 01/31/28
(j)
................ 19 19,043
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 91 90,233
JBS USA LUX SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 05/01/26 ..... 42 41,317
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.41%
,
 05/15/24 ................. 82 81,060
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%
,
 03/31/27 ................. 33 33,442
Pathway Vet Alliance LLC, Delayed Draw 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.15% - 4.15%
,
 03/31/27 ...... 3 2,732
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 09/23/27 ................. 40 39,888
1,273,394
Health Care Equipment & Supplies — 0.0%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%
,
 12/11/26
(a)
................ 301 301,853
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 59 59,024
Azalea TopCo , Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.71%
,
 07/24/26 ................. 170 168,013
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 ................. 139 137,547
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 10/10/25 118 97,801
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 ................. 68 65,713
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 ................. 16 15,449
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(k)
..................... 59 55,310
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%
,
 07/02/25 ................. 137 136,499
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 ................. USD 67 $ 67,029
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 08/06/26 151 150,197
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 06/30/25 ................. 206 202,350
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(j)(k)
............. 16 16,342
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/18/27
(j)
................ 125 125,291
Unified Women's Healthcare LLC, Term Loan,
12/18/27
(j)(k)
..................... 91 90,318
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 ................. 91 90,696
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.50%
,
 08/13/26 103 103,052
1,580,631
Health Care Technology — 0.1%
(a)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 ................. 212 210,816
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.90%
,
 10/10/25 .... 174 172,547
383,363
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/02/26 ................. 59 55,946
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 68 67,787
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.35%
,
 09/15/23 . 40 39,117
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 12/23/24 ................. 193 189,255
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.65%
,
 07/21/25 ................. 229 229,311
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.40%
,
 04/18/24 114 111,850
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.75%
,
 07/10/25 75 74,737
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 11/30/23 ................. 75 74,604
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(j)
................ 11 12,483
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 ................. 142 136,340
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25 ................. 36 36,090
IRB Holding Corp., Term Loan, 12/15/27
(k)
.. 291 291,090
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 .... 125 123,661

BlackRock Managed Income Fund
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.91%
,
 04/03/25 ..... USD 75 $ 74,814
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 23 20,751
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%
,
 12/10/24 72 72,553
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/14/24 ................. 51 50,203
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 131 128,793
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.90%
,
 07/31/26 ..... 172 170,120
Zaxby's Operating Co. LP, 1st Lien Term Loan,
12/28/27
(k)
..................... 90 90,000
Zaxby's Operating Co. LP, 2nd Lien Term Loan,
12/28/28
(j)(k)
..................... 16 16,160
2,065,665
Household Durables — 0.0%
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27
(a)
................ 78 78,039
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 08/12/26 ..... 112 110,349
Exgen Renewables IV LLC, Term Loan, (LIBOR
USD 1 Month + 0.00%), 3.75%
,
 12/15/27 89 88,867
199,216
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 03/31/25 .... 177 174,467
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 79 78,802
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 03/02/27 ..... 471 467,853
721,122
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/09/25 ................. 178 175,280
AmWINS Group, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 01/25/24 ................. 66 65,856
AssuredPartners , Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ............... 78 76,304
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 29 28,801
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 11/03/24 ...... 435 430,632
Asurion LLC, Term Loan B8, 12/23/26
(k)
.... 137 135,827
HUB International Ltd., Term Loan, (LIBOR
USD 2 Month + 2.75%), 2.94% -
2.96%
,
 04/25/25 ................. 323 316,960
HUB International Ltd., Term Loan B2, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 04/25/25 40 39,662
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27 103 102,357
Security
Par (000)
Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ............... USD 177 $ 173,616
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 60 60,073
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.25%
,
 05/16/24 ........... 360 354,902
1,960,270
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(k)
..................... 167 166,582
Arches Buyer Inc., Term Loan, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 12/06/27 ..... 148 148,074
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 256 255,759
570,415
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................ 171 170,706
IT Services — 0.6%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 09/19/24 ................. 258 258,112
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%
,
 09/19/25 ................. 39 39,146
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 10/02/25 124 123,067
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 10/30/26 ................. 321 319,526
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 298 296,796
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 132 137,363
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%
,
 07/30/27 267 268,071
Go Daddy Operating Co. LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 08/10/27 ................. 130 130,726
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 ................. 138 137,816
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 0.03%), 0.00% -
3.40%
,
 11/29/24 ................. 104 102,438
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 12/01/25 ................. 55 52,912
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 ................. 130 129,610
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 08/01/24 ................. 43 37,867
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 02/12/27 ........... 193 183,716

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............ USD 21 $ 20,684
Sabre GLBL, Inc., Term Loan B, 12/17/27
(k)
. 69 69,086
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.90%
,
 03/03/23 .......... 215 213,096
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ........... 329 329,234
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 ................. 20 19,873
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 ................. 57 56,295
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.90%
,
 11/16/26 .... 63 62,223
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ..... 436 433,877
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/27/25 170 169,529
Virtusa Corp., Term Loan, 12/09/27
(k)
...... 70 69,475
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 05/15/26 ..... 295 292,931
3,953,469
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.65%
,
 08/05/24
(a)
................ 110 108,579
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24 . 96 96,050
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 11/08/27 . 135 135,085
eResearchTechnology , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 ................. 178 176,151
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27
(j)
................ 76 76,602
483,888
Machinery — 0.1%
(a)
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%
,
 04/01/24 .... 184 183,749
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 03/01/27 ................. 90 88,721
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 .... 364 354,545
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57% - 4.57%
,
 06/30/27 117 117,103
744,118
Media — 0.4%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24 .... 119 118,030
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 03/03/25 ................. 259 219,996
AVSC Holding Corp., 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 15.00%),
15.00%
,
 10/15/26 ................ 75 86,058
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/30/25 ................. USD 131 $ 130,755
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26 ................. 401 385,355
CSC Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 2.25%),
2.41%, 07/17/25 ............... 32 31,810
(LIBOR USD 1 Month + 2.50%),
2.66%, 04/15/27 ............... 264 260,898
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27 ................. 90 89,832
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.40%
,
 02/07/24 75 74,330
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22 ................. 7 7,053
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23 ................. 20 20,250
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.16%
,
 10/15/26 59 59,160
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23 ................. 272 244,618
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 03/24/25 ................. 80 78,655
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 08/15/26 ................. 40 39,418
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 09/18/26 ................. 35 34,324
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26 184 183,605
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/03/24 ................. 26 26,020
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 12/17/26 181 180,770
The EW Scripps Co., Term Loan B3, 12/15/27
(k)
67 67,000
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(j)
... 242 240,185
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.66%
,
 01/31/28 ................. 136 134,627
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%
,
 12/31/28 ................. 254 253,821
2,966,570
Metals & Mining — 0.0%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.73%
,
 07/31/25 ................. 90 88,230
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 ................. 242 216,020
304,250

BlackRock Managed Income Fund
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan, 09/25/25
(a)(k)
USD 21 $ 22,617
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 47 50,531
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.25%
,
 02/07/25 155 152,864
203,395
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.00%),
4.25%
,
 10/01/26
(a)
................ 431 432,014
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.69%
,
 05/04/25 ................. 157 153,159
Bausch Health Cos., Inc., Term Loan,
06/02/25
(k)
..................... 252 251,171
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%
,
 05/18/26 ................. 131 130,507
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 08/01/27 134 132,673
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.10%
,
 11/15/27 ................. 99 98,072
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 08/18/22 260 259,558
1,025,140
Professional Services — 0.1%
(a)
Dun & Bradstreet Corp. (The), Term Loan:
 02/06/26
(k)
..................... 94 93,961
(LIBOR USD 1 Month + 3.75%),
3.90%, 02/06/26 ............... 435 434,520
STG-Fairway Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 01/31/27 ................. 64 62,566
591,047
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/08/25
(a)
... 13 12,685
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 07/13/23
(a)
141 140,360
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 09/19/26
(a)
................ 32 31,732
Software — 0.6%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(a)(k)
.................... 239 238,044
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
210 209,417
Cloudera, Inc., Term Loan, 12/22/27
(a)(k)
.... 41 40,897
Cornerstone OnDemand , Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.39%
,
 04/22/27
(a)
................ 74 74,174
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
.... 112 99,715
Security
Par (000)
Par (000) Value
Software (continued)
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................ USD 322 $ 321,997
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(l)
................ 110 111,733
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/25/27
(a)
.... 534 528,962
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.90%
,
 09/30/24
(a)
.... 232 231,734
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(a)
113 112,154
Netsmart , Inc.,1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
90 89,794
Planview Parent, Inc., 1st Lien Term Loan,
12/17/27
(a)(j)(k)
.................... 96 95,540
Planview Parent, Inc., Delayed Draw 1st Lien
Term Loan, 12/17/27
(a)(j)(k)
........... 22 22,322
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 10/01/25
(a)
637 635,281
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 08/01/25
(a)
................ 245 241,369
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 02/05/24
(a)
................ 67 64,058
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25
(a)
................ 16 15,377
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 03/03/28
(a)
................ 217 219,198
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ............... 347 346,184
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ............... 343 344,660
Ultimate Software Group, Inc. (The), 2nd Lien
Term Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(a)
................ 124 127,255
4,169,865
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/07/24 . 149 148,174
Mavis Tire Express Services Corp., 1st Lien
Term Loan, 03/20/25
(k)
............. 90 88,020
Mavis Tire Express Services Corp., 1st Lien
Term Loan B2, (LIBOR USD 3 Month +
0.00%), 5.00%
,
 03/20/25 ........... 88 88,220
MED ParentCo LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.39% - 4.40%
,
 08/31/26 ........... 26 25,589
MED ParentCo . LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%
,
 08/31/26 ................. 104 102,041
Midas Intermediate Holdco II LLC, Term Loan,
08/18/21
(k)
..................... 80 81,378
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22 ...... 313 312,016
Woof Holdings, Inc., 1st Lien Term Loan,
12/21/27
(k)
..................... 36 35,925
881,363

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.0%
(a)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/23/26 ................. USD 81 $ 69,201
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/29/23 39 39,230
108,431
Trading Companies & Distributors — 0.0%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/02/25 ................. 40 39,265
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(j)
37 35,267
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24
(j)
122 94,916
169,448
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 ................. 73 66,804
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 05/16/24 ................. 197 196,638
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/11/25 . 167 165,288
428,730
Total Floating Rate Loan Interests — 5.9%
(Cost: $40,707,376) .............................. 40,796,545
Foreign Agency Obligations — 0.0%
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
... 200 202,750
Total Foreign Agency Obligations — 0.0%
(Cost: $198,810) ................................ 202,750
Shares
Shares
Investment Companies — 20.2%
BlackRock Allocation Target Shares- BATS
Series A
*
...................... 4,662,144 46,574,822
BlackRock Floating Rate Income Portfolio,
Class K Shares
*
................. 1,116,438 11,008,080
BlackRock GNMA Portfolio, Class K Shares
*
2,696,670 25,564,430
BlackRock High Yield Bond Portfolio, Class K
Shares
*
....................... 155,869 1,215,777
Invesco Senior Loan ETF
(m)
............ 15,864 353,450
iShares Core Dividend Growth ETF
*
...... 302,761 13,569,748
iShares Emerging Markets Dividend ETF
*
.. 28,913 1,076,431
iShares iBoxx $ High Yield Corporate Bond
ETF
*
......................... 337,757 29,486,186
iShares iBoxx $ Investment Grade Corporate
Bond ETF
*
..................... 74,134 10,240,130
Total Investment Companies — 20.2%
(Cost: $136,451,328) ............................. 139,089,054
Security
Par (000)
Pa r (000) Value
Preferred Securities — 1.9%
Capital Trusts — 1.5%
Banks — 0.6%
(a)(d)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... USD 186 $ 206,379
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 315 356,911
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 325 379,437
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.32% ...................... 40 39,800
Series V, (SOFR + 3.23%), 4.70% ..... 300 308,277
Fifth Third Bancorp:
Series H, (LIBOR USD 3 Month + 3.03%),
5.10% ...................... 850 862,452
Series J, (LIBOR USD 3 Month + 3.13%),
3.38% ...................... 125 119,375
JPMorgan Chase & Co.:
Series V, (LIBOR USD 3 Month + 3.32%),
3.55% ...................... 19 18,666
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ...................... 56 55,885
Series Z, (LIBOR USD 3 Month + 3.80%),
4.01% ...................... 225 224,260
Series FF, (SOFR + 3.38%), 5.00% .... 244 256,696
Series X, (LIBOR USD 3 Month + 3.33%),
6.10% ...................... 135 148,063
Series HH, (SOFR + 3.13%), 4.60% .... 490 505,925
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 570 604,913
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 443 502,251
4,589,290
Capital Markets — 0.1%
(a)(d)
Goldman Sachs Group, Inc. (The), Series O,
(LIBOR USD 3 Month + 3.83%), 5.30% .. 600 655,332
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............ 131 130,057
785,389
Consumer Finance — 0.3%
(a)(d)
Capital One Financial Corp., Series E, (LIBOR
USD 3 Month + 3.80%), 4.03% ....... 600 594,780
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 400 428,000
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ...................... 100 104,000
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ...................... 590 650,475
1,777,255
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(d)
........... 475 502,313

BlackRock Managed Income Fund
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Insurance — 0.2%
(a)(d)
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85% ................. USD 75 $ 79,125
Progressive Corp. (The), Series B, (LIBOR
USD 3 Month + 2.54%), 5.38% ....... 1,215 1,266,638
1,345,763
Multi-Utilities — 0.1%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(d)
...................... 450 480,937
Oil, Gas & Consumable Fuels — 0.1%
(a)(d)
Energy Transfer Operating LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ...................... 200 169,000
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 550 522,500
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 86 50,069
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% .. 317 257,562
999,131
Total Capital Trusts — 1.5%
(Cost: $10,121,811) .............................. 10,480,078
Shares
Shares
Preferred Stocks — 0.4%
Banks — 0.0%
(a)(d)
KeyCorp, Series E, (LIBOR USD 3 Month +
3.89%), 6.13% .................. 6,261 183,259
US Bancorp, Series F, (LIBOR USD 3 Month +
4.47%), 6.50% .................. 5,000 133,300
316,559
Capital Markets — 0.1%
Morgan Stanley, Series K, (LIBOR USD 3
Month + 3.49%), 5.85%
(a)(d)
.......... 15,000 432,750
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.92%
(a)(d)
................ 2,500 132,500
Electric Utilities — 0.1%
Entergy Arkansas LLC, 4.88%, 09/01/66 ... 25,000 658,250
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(d)
.... 15,000 419,250
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E,
(LIBOR USD 3 Month + 5.16%), 7.60%
(a)(d)
25,000 563,750
Total Preferred Stocks — 0.4%
(Cost: $2,496,214) .............................. 2,523,059
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.23%, 12/21/65
(a)(b)
............... 100,000 67,000
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 67,000
Total Preferred Securities — 1.9%
(Cost: $12,713,275) .............................. 13,070,137
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
.... 52 $ 208
Total Warrants — 0.0% ............................. 208
Total Long-Term Investments — 95.8%
(Cost: $635,197,349) ............................. 660,254,245
Short-Term Securities — 3.4%
(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
................... 23,028,605 23,028,605
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 294,167 294,167
SL Liquidity Series, LLC, Money Market Series,
0.17%
(o)*
....................... 357,182 357,289
Total Short-Term Securities — 3.4%
(Cost: $23,680,061) .............................. 23,680,061
Total Options Purchased — 0.0%
(Cost: $74,223) ................................ 27,170
Total Investments Before Options Written — 99.2%
(Cost: $658,951,633 ) ............................. 683,961,476
Total Options Written — (0.0)%
(Premium Received — $34,152) ..................... (9,405)
Total Investments Net of Options Written — 99.2%
(Cost: $658,917,481 ) ............................. 683,952,071
Other Assets Less Liabilities — 0.8% ................... 5,275,116
Net Assets — 100.0% .............................. $ 689,227,187

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Perpetual security with no stated maturity date.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)
Amount is less than 500.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Fixed rate.
(m)
All or a portion of this security is on loan.
(n)
Annualized 7-day yield as of period end.
(o)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 9,094,815 $ 13,933,790 $ — $ — $ — $ 23,028,605 23,028,605 $ 88,902 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,423,887 — (8,067,711) 1,113 — 357,289 357,182 13,343
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 28,029,701 18,202,560 — — 342,561 46,574,822 4,662,144 1,222,009 8,131
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 49,027,543 4,989,938 (42,801,194) (961,070) 752,863 11,008,080 1,116,438 676,319 9,153
BlackRock GNMA Portfolio, Class
K Shares .............. 19,157,781 27,704,609 (21,718,429) 707,208 (286,739) 25,564,430 2,696,670 1,253,131 —
BlackRock High Yield Bond
Portfolio, Class K Shares ... 1,147,760 61,395 — — 6,622 1,215,777 155,869 114,536 —
iShares Core Dividend Growth
ETF .................. 5,304,985 15,697,458 (7,781,244) 671,857 (323,308) 13,569,748 302,761 41,003 —
iShares Emerging Markets
Dividend ETF ........... — 1,188,027 — — (111,596) 1,076,431 28,913 56,742 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 35,180,738 (6,735,143) 162,423 878,168 29,486,186 337,757 702,194 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 8,295,775 1,181,287 — — 763,068 10,240,130 74,134 259,988 —
iShares International Select
Dividend ETF
(c)
.......... 1,162,797 — (1,164,895) 102,309 (100,211) — — — —
iShares J.P.Morgan Emerging
Markets High Yield Bond ETF
(c)
— 7,020,587 (5,379,018) (1,641,569) — — — 97,481 —
iShares MBS ETF
(c)
......... 45,251,422 18,092,374 (64,165,638) 825,456 (3,614) — — 478,587 —
$ (132,273) $ 1,917,814 $ 162,121,498 $ 5,004,235 $ 17,284
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund
Schedule of Investments
45
Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 124 03/19/21 $ 7,987 $ 226,516
Short Contracts
GBP Currency ............................................................ 95 03/15/21 8,110 (243,499)
EURO STOXX 50 Index ..................................................... 76 03/19/21 3,296 (44,589)
U.S. Treasury 10 Year Note ................................................... 322 03/22/21 44,461 (77,401)
U.S. Treasury 10 Year Ultra Note ............................................... 68 03/22/21 10,632 36,412
U.S. Treasury Long Bond .................................................... 84 03/22/21 14,548 142,816
U.S. Treasury Ultra Bond .................................................... 97 03/22/21 20,716 310,921
U.S. Treasury 5 Year Note .................................................... 88 03/31/21 11,102 (26,309)
98,351
$ 324,867
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Russell 2000 Index .......................... 38 01/15/21 USD 1,810.00 USD 7,504 $ 27,170
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Russell 2000 Index ........................... 38 01/15/21 USD 1,710.00 USD 7,504 $ (9,405)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.35.V1 ................... 1.00 % Quarterly 12/20/25 USD 1,185 $ (29,396) $ (29,510) $ 114
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Western Union Co. (The) .... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/21 USD 100 $ (663) $ 91 $ (754)
$ – $ – $ –

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
46
Schedule of Investments
(continued)
December 31, 2020
i
Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Tower Corp. .. 1.00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/21 BBB- USD 475 $ 1,243 $ (1,734) $ 2,977
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (29,510) $ 114 $ — $ —
OTC Swaps ..................................................... 91 (1,734) 2,977 (754) —
Options Written ................................................... N/A N/A 24,747 — (9,405)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 226,516 $ — $ 490,149 $ — $ 716,665
Options purchased
Investments at value — unaffiliated
(b)
........... — — 27,170 — — — 27,170
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 114 — — — — 114
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 3,068 — — — — 3,068
$ — $ 3,182 $ 253,686 $ — $ 490,149 $ — $ 747,017
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 44,589 243,499 103,710 — 391,798
Options written
Options written at value ..................... — — 9,405 — — — 9,405
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 2,488 — — — — 2,488
$ — $ 2,488 $ 53,994 $ 243,499 $ 103,710 $ — $ 403,691
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

BlackRock Managed Income Fund
Schedule of Investments
47
Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 4,089,205 $ (138,096) $ (4,514,952) $ — $ (563,843)
Swaps .............................. — 916,182 — — — — 916,182
$ — $ 916,182 $ 4,089,205 $ (138,096) $ (4,514,952) $ — $ 352,339
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (92,626) (237,422) (9,805) — (339,853)
Options purchased
(a)
.................... — — (47,053) — — — (47,053)
Options written ........................ — — 24,747 — — — 24,747
Swaps .............................. — 2,822 — — — — 2,822
$ — $ 2,822 $ (114,932) $ (237,422) $ (9,805) $ — $ (359,337)
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 13,757,829
Average notional value of contracts — short ................................................................................. 107,068,525
Options:
Average value of option contracts purchased ................................................................................ 6,793
Average value of option contracts written ................................................................................... 2,351
Credit default swaps:
Average notional value — buy protection ................................................................................... 4,722,592
Average notional value — sell protection ................................................................................... 797,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ — $ 193,230
Options
(a)
......................................................................................... 27,170 9,405
Swaps — Centrally cleared ............................................................................. — 704
Swaps — OTC
(b)
.................................................................................... 3,068 2,488
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 30,238 $ 205,827
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(27,170) (203,339)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,068 $ 2,488
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
JPMorgan Chase Bank NA .......................... $ 91 $ (91) $ — $ — $ —
Morgan Stanley & Co. International plc .................. 2,977 (1,734) — — 1,243
$ 3,068 $ (1,825) $ — $ — $ 1,243

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
48
Schedule of Investments
(continued)
December 31, 2020
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
JPMorgan Chase Bank NA .......................... $ 754 $ (91) $ — $ — $ 663
Morgan Stanley & Co. International plc .................. 1,734 (1,734) — — —
$ 2,488 $ (1,825) $ — $ — $ 663
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 47,614,035 $ — $ 47,614,035
Common Stocks:
Aerospace & Defense .................................... 2,291,710 1,516,019 — 3,807,729
Air Freight & Logistics .................................... — 651,742 — 651,742
Banks ............................................... 2,060,349 712,143 — 2,772,492
Beverages ........................................... 1,106,191 415,432 — 1,521,623
Biotechnology ......................................... 1,072,679 — — 1,072,679
Building Products ....................................... 853,417 — — 853,417
Communications Equipment ................................ 758,155 — — 758,155
Containers & Packaging .................................. 860,753 511,810 — 1,372,563
Distributors ........................................... 527,659 — — 527,659
Diversified Telecommunication Services ........................ 1,775,652 — — 1,775,652
Electrical Equipment ..................................... 694,649 422,165 — 1,116,814
Food & Staples Retailing .................................. 825,400 — — 825,400
Food Products ......................................... — 1,026,783 — 1,026,783
Health Care Equipment & Supplies ........................... 536,150 1,144,226 — 1,680,376
Health Care Providers & Services ............................ 1,331,532 400,988 — 1,732,520
Household Products ..................................... 986,642 1,327,031 — 2,313,673
Insurance ............................................ 1,587,843 — — 1,587,843
IT Services ........................................... 3,308,961 1,072,417 — 4,381,378
Leisure Products ....................................... 1,399,358 — — 1,399,358
Machinery ............................................ 1,031,759 383,201 — 1,414,960
Media ............................................... 1,651,176 — — 1,651,176
Oil, Gas & Consumable Fuels ............................... 2,501 — — 2,501
Personal Products ...................................... — 1,439,548 — 1,439,548
Pharmaceuticals ....................................... 1,979,828 4,331,145 — 6,310,973
Professional Services .................................... — 1,352,920 — 1,352,920
Semiconductors & Semiconductor Equipment .................... 1,713,189 1,059,378 — 2,772,567
Software ............................................. 1,820,953 — — 1,820,953
Tobacco ............................................. 1,522,591 1,271,009 — 2,793,600
Trading Companies & Distributors ............................ — 1,074,306 — 1,074,306
Corporate Bonds ........................................ — 314,128,561 — 314,128,561
Equity-Linked Notes ...................................... — 53,541,595 — 53,541,595
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 660,846 64,690 725,536
Airlines .............................................. — 506,441 — 506,441
Auto Components ...................................... — 537,552 — 537,552
Automobiles .......................................... — 156,999 — 156,999
Building Products ....................................... — 451,195 — 451,195
Capital Markets ........................................ — 263,070 — 263,070

BlackRock Managed Income Fund
Schedule of Investments
49
Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Chemicals ............................................ $ — $ 1,333,445 $ — $ 1,333,445
Commercial Services & Supplies ............................. — 1,413,561 38,906 1,452,467
Construction & Engineering ................................ — 244,364 — 244,364
Construction Materials .................................... — 507,818 47,000 554,818
Containers & Packaging .................................. — 962,679 — 962,679
Distributors ........................................... — 47,000 — 47,000
Diversified Consumer Services .............................. — 1,146,099 — 1,146,099
Diversified Financial Services ............................... — 2,572,626 54,135 2,626,761
Diversified Telecommunication Services ........................ — 1,940,878 — 1,940,878
Electric Utilities ........................................ — 113,197 — 113,197
Electrical Equipment ..................................... — 342,817 — 342,817
Entertainment ......................................... — 642,111 — 642,111
Equity Real Estate Investment Trusts (REITs) .................... — 125,938 — 125,938
Food & Staples Retailing .................................. — 540,803 — 540,803
Food Products ......................................... — 1,254,351 19,043 1,273,394
Health Care Equipment & Supplies ........................... — 301,853 — 301,853
Health Care Providers & Services ............................ — 1,348,680 231,951 1,580,631
Health Care Technology .................................. — 383,363 — 383,363
Hotels, Restaurants & Leisure .............................. — 2,037,022 28,643 2,065,665
Household Durables ..................................... — 78,039 — 78,039
Independent Power and Renewable Electricity Producers ............ — 199,216 — 199,216
Industrial Conglomerates .................................. — 721,122 — 721,122
Insurance ............................................ — 1,960,270 — 1,960,270
Interactive Media & Services ............................... — 570,415 — 570,415
Internet & Direct Marketing Retail ............................ — 170,706 — 170,706
IT Services ........................................... — 3,953,469 — 3,953,469
Leisure Products ....................................... — 108,579 — 108,579
Life Sciences Tools & Services .............................. — 407,286 76,602 483,888
Machinery ............................................ — 744,118 — 744,118
Media ............................................... — 2,726,385 240,185 2,966,570
Metals & Mining ........................................ — 304,250 — 304,250
Multiline Retail ......................................... — 22,617 — 22,617
Oil, Gas & Consumable Fuels ............................... — 203,395 — 203,395
Personal Products ...................................... — 432,014 — 432,014
Pharmaceuticals ....................................... — 1,025,140 — 1,025,140
Professional Services .................................... — 591,047 — 591,047
Real Estate Management & Development ....................... — 12,685 — 12,685
Road & Rail ........................................... — 140,360 — 140,360
Semiconductors & Semiconductor Equipment .................... — 31,732 — 31,732
Software ............................................. — 4,052,003 117,862 4,169,865
Specialty Retail ........................................ — 881,363 — 881,363
Technology Hardware, Storage & Peripherals .................... — 108,431 — 108,431
Trading Companies & Distributors ............................ — 39,265 130,183 169,448
Wireless Telecommunication Services ......................... — 428,730 — 428,730
Foreign Agency Obligations ................................. — 202,750 — 202,750
Investment Companies .................................... 139,089,054 — — 139,089,054
Preferred Securities:
Banks ............................................... 316,559 4,589,290 — 4,905,849
Capital Markets ........................................ 432,750 785,389 — 1,218,139
Commercial Services & Supplies ............................. — 67,000 — 67,000
Consumer Finance ...................................... 132,500 1,777,255 — 1,909,755
Diversified Financial Services ............................... — 502,313 — 502,313
Electric Utilities ........................................ 658,250 — — 658,250
Insurance ............................................ 419,250 1,345,763 — 1,765,013
Multi-Utilities .......................................... — 480,937 — 480,937
Oil, Gas & Consumable Fuels ............................... 563,750 999,131 — 1,562,881
Warrants .............................................. 208 — — 208
Short-Term Securities ....................................... 23,322,772 — — 23,322,772
Options Purchased:
Equity contracts .......................................... 27,170 — — 27,170
Subtotal ....................................................
$ 196,661,360 $ 485,893,627 $ 1,049,200 $ 683,604,187
Investments valued at NAV
(a)
...................................... 357,289
$ —
Total Investments .............................................. $ 683,961,476
$ —

2020
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund
50
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 3,091 $ — $ 3,091
Equity contracts ........................................... 226,516 — — 226,516
Interest rate contracts ....................................... 490,149 — — 490,149
Liabilities:
Credit contracts ........................................... — (754) — (754)
Equity contracts ........................................... (53,994) — — (53,994)
Foreign currency exchange contracts ............................ (243,499) — — (243,499)
Interest rate contracts ....................................... (103,710) — — (103,710)
$ 315,462 $ 2,337 $ — $ 317,799
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
December 31, 2020
51
Financial Statements
BlackRock
Managed
Income Fund
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $349,907) (cost — $499,466,449) ............................................ $ 521,839,978
Investments at value — affiliated (cost — $159,485,184) ............................................................................... 162,121,498
Cash ................................................................................................................. 38,894
Cash pledged: –
Futures contracts ........................................................................................................ 2,998,000
Centrally cleared swaps .................................................................................................... 18,268
Foreign currency at value (cost — $445,085) ....................................................................................... 449,116
Receivables: –
Investments sold ........................................................................................................ 322,267
Securities lending income — affiliated .......................................................................................... 2,250
Capital shares sold ....................................................................................................... 1,512,512
Dividends — affiliated ..................................................................................................... 214,095
Dividends — unaffiliated ................................................................................................... 102,481
Interest — unaffiliated ..................................................................................................... 3,848,641
From the Manager ....................................................................................................... 85,856
Swap premiums paid ....................................................................................................... 91
Unrealized appreciation on: –
OTC swaps ............................................................................................................ 2,977
Prepaid expenses ......................................................................................................... 70,638
Other assets ............................................................................................................. 1,026
Total assets .............................................................................................................
693,628,588
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 357,925
Options written at value (premium received $34,152) ................................................................................. 9,405
Payables: –
Investments purchased .................................................................................................... 1,977,686
Capital shares redeemed ................................................................................................... 1,254,401
Income dividend distributions ................................................................................................ 50,776
Investment advisory fees .................................................................................................. 170,601
Trustees' and Officer's fees ................................................................................................. 2,594
Other affiliate fees ....................................................................................................... 615
Service and distribution fees ................................................................................................. 76,971
Variation margin on futures contracts ........................................................................................... 193,230
Variation margin on centrally cleared swaps ...................................................................................... 704
Other accrued expenses ................................................................................................... 304,005
Swap premiums received .................................................................................................... 1,734
Unrealized depreciation on: –
OTC swaps ............................................................................................................ 754
Total liabilities ............................................................................................................
4,401,401
NET ASSETS ............................................................................................................
$ 689,227,187
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 665,276,477
Accumulated earnings ...................................................................................................... 23,950,710
NET ASSETS ............................................................................................................
$ 689,227,187

Statement of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report to Shareholders
52
See notes to financial statements.
BlackRock
Managed
Income Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 317,678,562
Shares outstanding .................................................................................................
30,905,728
Net asset value ....................................................................................................
$ 10.28
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor A
Net assets ........................................................................................................
$ 261,321,629
Shares outstanding .................................................................................................
25,419,507
Net asset value ....................................................................................................
$ 10.28
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor C
Net assets ........................................................................................................
$ 26,418,870
Shares outstanding .................................................................................................
2,568,134
Net asset value ....................................................................................................
$ 10.29
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Class K
Net assets ........................................................................................................
$ 83,808,126
Shares outstanding .................................................................................................
8,133,105
Net asset value ....................................................................................................
$ 10.30
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001

Statement of Operations
Year Ended December 31, 2020
53
Financial Statements
See notes to financial statements.
BlackRock
Managed
Income Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 4,990,892
Dividends — unaffiliated ................................................................................................... 482,078
Interest — unaffiliated .................................................................................................... 16,981,402
Securities lending income — affiliated — net ..................................................................................... 13,343
Foreign taxes withheld .................................................................................................... (7,713)
Total investment income .....................................................................................................
22,460,002
EXPENSES
Investment advisory ...................................................................................................... 2,018,452
Service and distribution — class specific ........................................................................................ 782,881
Transfer agent — class specific .............................................................................................. 398,270
Administration ......................................................................................................... 243,085
Accounting services ...................................................................................................... 222,136
Registration ........................................................................................................... 130,001
Professional ........................................................................................................... 116,565
Administration — class specific .............................................................................................. 115,331
Custodian ............................................................................................................. 66,982
Printing and postage ..................................................................................................... 34,572
Trustees and Officer ...................................................................................................... 14,489
Miscellaneous .......................................................................................................... 69,216
Total expenses ...........................................................................................................
4,211,980
Less: –
Administration fees waived — class specific ...................................................................................... (115,331)
Fees waived and/or reimbursed by the Manager ................................................................................... (1,040,331)
Transfer agent fees wa ived and/or reimbursed — class specific ......................................................................... (147,516)
Total expenses after fees waived and/or reimbursed ..................................................................................
2,908,802
Net investment income ......................................................................................................
19,551,200
REALIZED AND UNREALIZED GAIN (LOSS) $ 15,002,714
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (132,273)
Investments — unaffiliated ............................................................................................... (1,352,499)
Capital gain distributions from underlying funds — affiliated .......................................................................... 17,284
Foreign currency transactions ............................................................................................. 146,882
Futures contracts ...................................................................................................... (563,843)
Swaps ............................................................................................................. 916,182
A
(968,267)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. 1,917,814
Investments — unaffiliated ............................................................................................... 14,364,575
Foreign currency translations .............................................................................................. 878
Futures contracts ...................................................................................................... (339,853)
Options written ....................................................................................................... 24,747
Swaps ............................................................................................................. 2,822
A
15,970,983
Net realized and unrealized gain ...............................................................................................
15,002,716
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 34,553,916

Statements of Changes in Net Assets

2020
BlackRock Annual Report to Shareholders
54
See notes to financial statements.
BlackRock Managed Income Fund
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 19,551,200 $ 14,369,652
Net realized gain (loss) .............................................................................. (968,267) 2,674,020
Net change in unrealized appreciation (depreciation) .......................................................... 15,970,983 16,426,505
Net increase in net assets resulting from operations .............................................................
34,553,916 33,470,177
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (9,566,525) (6,152,424)
Investor A ..................................................................................... (7,243,709) (5,439,606)
Investor C ..................................................................................... (659,196) (520,143)
Class K ....................................................................................... (2,796,268) (2,449,422)
Decrease in net assets resulting from distributions to shareholders ...................................................
(20,265,698) (14,561,595)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
202,030,655 157,769,169
NET ASSETS
Total increase in net assets ............................................................................. 216,318,873 176,677,751
Beginning of year .................................................................................... 472,908,314 296,230,563
End of year ........................................................................................
$ 689,227,187 $ 472,908,314
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
55
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Institutional
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.08 $ 9.56 $ 10.02 $ 9.95 $ 10.10 $ 9.61
Net investment income
(a)
.......................
0.35 0.39 0.40 0.37 0.10 0.28
Net realized and unrealized gain (loss) .............
0.21 0.52 (0.46) 0.15 (0.04) 0.48
Net increase (decrease) from investment operations ......
0.56 0.91 (0.06) 0.52 0.06 0.76
Distributions
(b)
– – – – – –
From net investment income ....................
(0.34) (0.39) (0.38) (0.37) (0.08) (0.27)
From net realized gain .........................
(0.02) — (0.02) (0.08) (0.13) —
Total distributions .............................
(0.36) (0.39) (0.40) (0.45) (0.21) (0.27)
Net asset value, end of period ....................
$ 10.28 $ 10.08 $ 9.56 $ 10.02 $ 9.95 $ 10.10
Total Return
(c)
5.78% 9.63% (0.57)% 5.29% — —
Based on net asset value ........................
5.78% 9.63% (0.57)% 5.29% 0.60%
(d)
8.06%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.62% 0.59% 0.72% 1.03% 1.26%
(f)
0.84%
Total expenses after fees waived and/or reimbursed ......
0.38% 0.34% 0.27% 0.38% 0.36%
(f)
0.52%
Net investment income .........................
3.51% 3.90% 4.09% 3.74% 3.82%
(f)
2.85%
Supplemental Data
Net assets, end of year (000) ......................
$ 317,679 $ 199,220 $ 117,904 $ 51,542 $ 23,083 $ 15,100
Portfolio turnover rate
(g)
.........................
76% 71% 79% 68% 74% 67%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Investments in underlying funds .................... 0.07% 0.17% 0.17% 0.18% 0.22% 0.01%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 94% 91% 100% 96% 75% —%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
56
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Investor A
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.08 $ 9.56 $ 10.02 $ 9.95 $ 10.10 $ 9.61
Net investment income
(a)
.......................
0.32 0.36 0.38 0.35 0.09 0.25
Net realized and unrealized gain (loss) .............
0.22 0.52 (0.46) 0.15 (0.04) 0.48
Net increase (decrease) from investment operations ......
0.54 0.88 (0.08) 0.50 0.05 0.73
Distributions
(b)
– – – – – –
From net investment income ....................
(0.32) (0.36) (0.36) (0.35) (0.07) (0.24)
From net realized gain .........................
(0.02) — (0.02) (0.08) (0.13) —
Total distributions .............................
(0.34) (0.36) (0.38) (0.43) (0.20) (0.24)
Net asset value, end of period ....................
$ 10.28 $ 10.08 $ 9.56 $ 10.02 $ 9.95 $ 10.10
Total Return
(c)
5.51% 9.36% (0.82)% 5.03% — —
Based on net asset value ........................
5.51% 9.36% (0.82)% 5.03% 0.54%
(d)
7.74%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.83% 0.80% 0.95% 1.26% 1.50%
(f)
1.11%
Total expenses after fees waived and/or reimbursed ......
0.62% 0.59% 0.52% 0.63% 0.61%
(f)
0.82%
Net investment income .........................
3.27% 3.65% 3.83% 3.45% 3.52%
(f)
2.56%
Supplemental Data
Net assets, end of year (000) ......................
$ 261,322 $ 190,848 $ 107,314 $ 59,591 $ 33,604 $ 29,957
Portfolio turnover rate
(g)
.........................
76% 71% 79% 68% 74% 67%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Investments in underlying funds .................... 0.07% 0.17% 0.17% 0.18% 0.22% 0.01%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 94% 91% 100% 96% 75% —%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
57
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Investor C
Year Ended December 31, Period from
10/03/16
(a)
to 12/31/16 2020 2019 2018 2017
Net asset value, beginning of period .............................
$ 10.09 $ 9.56 $ 10.03 $ 9.96 $ 10.10
Net investment income
(b)
.....................................
0.25 0.29 0.31 0.28 0.07
Net realized and unrealized gain (loss) ...........................
0.21 0.53 (0.48) 0.14 (0.03)
Net increase (decrease) from investment operations ....................
0.46 0.82 (0.17) 0.42 0.04
Distributions
(c)
– – – – –
From net investment income ..................................
(0.24) (0.29) (0.28) (0.27) (0.05)
From net realized gain .......................................
(0.02) — (0.02) (0.08) (0.13)
Total distributions ...........................................
(0.26) (0.29) (0.30) (0.35) (0.18)
Net asset value, end of period ..................................
$ 10.29 $ 10.09 $ 9.56 $ 10.03 $ 9.96
Total Return
(d)
4.72% 8.65% (1.67)% 4.24% —
Based on net asset value ......................................
4.72% 8.65% (1.67)% 4.24% 0.43%
(e)
Ratios to Average Net Assets
(f)
Total expenses .............................................
1.60% 1.58% 1.74% 1.95% 2.12%
(g)
Total expenses after fees waived and/or reimbursed ....................
1.37% 1.34% 1.28% 1.38% 1.26%
(g)
Net investment income .......................................
2.54% 2.89% 3.11% 2.75% 2.76%
(g)
Supplemental Data
Net assets, end of period (000) ..................................
$ 26,419 $ 23,347 $ 11,983 $ 4,122 $ 693
Portfolio turnover rate
(h)
.......................................
76% 71% 79% 68% 74%
Year Ended December 31, Period from
10/03/16
(a)
to 12/31/16 2020 2019 2018 2017
Investments in underlying funds .................................. 0.07% 0.17% 0.17% 0.18% 0.22%
Year Ended December 31, Period from
10/03/16
(a)
to 12/31/16 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 94% 91% 100% 96% 75%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders
58
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Class K
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.11 $ 9.58 $ 10.05 $ 9.97 $ 10.12 $ 9.63
Net investment income
(a)
.......................
0.36 0.39 0.41 0.38 0.10 0.29
Net realized and unrealized gain (loss) .............
0.20 0.53 (0.47) 0.16 (0.04) 0.48
Net increase (decrease) from investment operations ......
0.56 0.92 (0.06) 0.54 0.06 0.77
Distributions
(b)
– – – – – –
From net investment income ....................
(0.35) (0.39) (0.39) (0.38) (0.08) (0.28)
From net realized gain .........................
(0.02) — (0.02) (0.08) (0.13) —
Total distributions .............................
(0.37) (0.39) (0.41) (0.46) (0.21) (0.28)
Net asset value, end of period ....................
$ 10.30 $ 10.11 $ 9.58 $ 10.05 $ 9.97 $ 10.12
Total Return
(c)
5.72% 9.78% (0.61)% 5.45% — —
Based on net asset value ........................
5.72% 9.78% (0.61)% 5.45% 0.62%
(d)
8.12%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.52% 0.50% 0.64% 0.87% 1.07%
(f)
0.72%
Total expenses after fees waived and/or reimbursed ......
0.33% 0.29% 0.22% 0.33% 0.31%
(f)
0.45%
Net investment income .........................
3.58% 3.97% 4.10% 3.76% 3.86%
(f)
2.95%
Supplemental Data
Net assets, end of year (000) ......................
$ 83,808 $ 59,493 $ 59,030 $ 59,555 $ 54,321 $ 54,344
Portfolio turnover rate
(g)
.........................
76% 71% 79% 68% 74% 67%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Investments in underlying funds .................... 0.07% 0.17% 0.17% 0.18% 0.22% 0.01%
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 94% 91% 100% 96% 75% —%

Notes to Financial Statements
59
Notes to Financial Statements
ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statement of Assets and Liabilities.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, options written and swaps) that would be treated as
“senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
60
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based

Notes to Financial Statements
(continued)
61
Notes to Financial Statements
upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
62
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan

Notes to Financial Statements
(continued)
63
Notes to Financial Statements
participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as investment companies in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
TD Prime Services LLC ................................................. $ 349,907 $ (349,907) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
64
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Notes to Financial Statements
(continued)
65
Notes to Financial Statements
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.35%
$1 Billion - $2 Billion ..................................................................................................... 0.34
$2 Billion - $3 Billion ..................................................................................................... 0.33
Greater than $3 Billion ................................................................................................... 0.32
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 534,051
Investor C ........................................................................................................ 248,830
$ 782,881
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
66
For the year ended December 31, 2020, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2020, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended  December 31, 2020 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares of $19,612 .
For the year ended December 31, 2020, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are n ot "interested persons" of the Fund, as defined in the 1 940 Act
("Independent Trustees ” ), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. Prior to  April 29 , 2020, this waiver was voluntary. This amount is included in fees waived and /or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the amount waived was $17,592.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2020, the Manager waived $357,403 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). Effective March 1, 2020, the Board approved the termination of these contractual expense limitations. The expense limitations as a percentage of average daily net assets were as follows
Institutional ....................................................................................................... $ 52,545
Investor A ........................................................................................................ 42,721
Investor C ........................................................................................................ 4,976
Class K ......................................................................................................... 15,089
$ 115,331
Institutional .................................................................................................... $ 431
Investor A ..................................................................................................... 903
Investor C ..................................................................................................... 572
Class K ...................................................................................................... 30
$ 1,936
Institutional ....................................................................................................... $ 254,19 0
Investor A ........................................................................................................ 124,504
Investor C ........................................................................................................ 19,54 6
Class K ......................................................................................................... 30
$ 398,270
Investor A $ 36,121
Investor C 10,958
Institutional .......................................................................................................... 0.45%
Investor A ........................................................................................................... 0.70
Investor C ........................................................................................................... 1.45
Class K ............................................................................................................ 0.40

Notes to Financial Statements
(continued)
67
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses of the Fund, excluding dividend expense, interest expense and certain other fund expenses. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the Manager waived and/or reimbursed investment advisory fees of $665,336 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the year ended December 31, 2020, class specific expense waivers and/or reimbursements are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2020, the Fund paid BIM $3,209 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Institutional .............................................................................................................
0.09%
Investor A ..............................................................................................................
0.09
Investor C ..............................................................................................................
0.09
Class K ...............................................................................................................
0.04
Administration Fees
Waived
Institutional ....................................................................................................... $ 52,545
Investor A ........................................................................................................ 42,721
Investor C ........................................................................................................ 4,976
Class K ......................................................................................................... 15,089
$ 115,331
Transfer Agent Fees
Waived and/or Reimbursed
Institutional ..................................................................................................... $ 122,842
Investor A ...................................................................................................... 17,543
Investor C ...................................................................................................... 7,101
Class K ....................................................................................................... 30
$ 147,516

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
68
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2020, the purchase and sale transactions and any ne t realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, excluding short-term investments and equity-linked notes, were $546,987,056 and $398,037,140, respectively.
For the year ended December 31, 2020, purchases and sales related to equity-linked notes were $164,824,379 and $124,714,998, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures, amortization methods for premiums and discounts on fixed income securities, the classification of investments and the accounting for swap agreements.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ 89,457
Sales ................................................................................................................... 1,311,806
Net Realized Loss .......................................................................................................... (44,150)
test
12/31/20 12/31/19
Ordinary income ............................................................................................ $ 20,265,698 $ 14,561,595
Undistributed ordinary income ............................................................................................. $ 742,035
Non-expiring capital loss carryforwards
(a)
...................................................................................... (999,067)
Net unrealized gains (losses)
(b)
............................................................................................ 24,207,742
$ 23,950,710
Tax cost ........................................................................................................... $ 659,784,945
Gross unrealized appreciation ............................................................................................ $ 26,778,339
Gross unrealized depreciation ............................................................................................ (2,575,711)
Net unrealized appreciation (depreciation) .................................................................................... $ 24,202,628

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
BANK BORROWINGS
BlackRock Funds II, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
70
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Institutional
Shares sold .............................................
24,684,729 $ 241,044,536 12,546,421 $ 124,177,736
Shares issued in reinvestment of distributions ........................
965,987 9,562,431 617,732 6,147,588
Shares redeemed .........................................
(14,508,164) (139,835,928) (5,739,468) (56,636,046)
Net increase ...............................................
11,142,552 $ 110,771,039 7,424,685 $ 73,689,278
Investor A
Shares sold and automatic conversion of shares ......................
15,380,799 $ 152,633,118 11,623,8 8 7 $ 115,216,667
Shares issued in reinvestment of distributions ........................
729,093 7,210,303 538,257 5,357,355
Shares redeemed .........................................
(9,619,172) (93,859,380) (4,461,37 0 ) (44,233,017)
Net increase ...............................................
6,490,720 $ 65,984,041 7,700,774 $ 76,341,005
Investor C
Shares sold .............................................
926,127 $ 9,225,445 1,318,109 $ 13,064,054
Shares issued in reinvestment of distributions ........................
65,043 643,147 48,272 481,0 8 4
Shares redeemed and automatic conversion of shares ..................
(737,194) (7,217,940) (305,0 9 2 ) (3,023,017)
Net increase ...............................................
253,976 $ 2,650,652 1,061 ,2 8 9 $ 10,522, 1 2 1
Class K
Shares sold .............................................
3,468,249 $ 34,614,098 488,939 $ 4,847,214
Shares issued in reinvestment of distributions ........................
231,497 2,291,849 185,552 1,848,505
Shares redeemed .........................................
(1,453,502) (14,281,024) (949,500) (9,478,95 4 )
Net increase (decrease) .......................................
2,246,244 $ 22,624,923 (275,009) $ (2,783,23 5 )
Total Net Increase
20,133,492 $ 202,030,655 15,911,739 $ 157,769,169

Report of Independent Registered Public Accounting Firm
71
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Managed Income Fund and Board of Trustees of BlackRock Funds II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Income Fund of BlackRock Funds II (the “Fund”), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, the period from October 1, 2016 through December 31, 2016, and the year ended September 30, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the period from October 1, 2016 through December 31, 2016, and the year ended September
30, 2016, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2020
BlackRock Annual Report to Shareholders
72
For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended December 31, 2020 that qualified for the dividends-received deduction were as follows:
The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2020:
For the fiscal year ended December 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:
The following distribution amounts are hereby designated for the fiscal year ended December 31, 2020:
Fund
Dividend-Received
Deduction
BlackRock Managed Income Fund ......................................................................................... 5.37%
Fund Qualified Dividend Income
BlackRock Managed Income Fund ....................................................................................... $ 2,029,324
Fund Interest-Related Dividends
BlackRock Managed Income Fund ....................................................................................... $ 12,036,284
Fund
Short-Term Capital Gain
Dividends
BlackRock Managed Income Fund ....................................................................................... $ 1,039,972

Statement Regarding Liquidity Risk Management Program
73
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Managed Income Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information
2020
BlackRock Annual Report to Shareholders
74
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
33 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
33 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019.
33 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006.
33 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
33 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Senior Lecturer, Harvard Business School, since 2008; Director,
Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/
Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
33 RICs consisting of 159 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
33 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Montpelier Re
Holdings, Ltd. (publicly
held property and casualty
reinsurance) from 2013
until 2015; WABCO
(commercial vehicle safety
systems); Sealed Air Corp.
(packaging)
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 33 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing)

Trustee and Officer Information
(continued)
75
Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee
and Chair of the Investment Committee, Cornell University
since 2004; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2018; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
33 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
33 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman
of the Professional Ethics Committee of the Pennsylvania
Institute of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
33 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
33 RICs consisting of 159 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders
76
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)
77
Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling
(800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information
2020
BlackRock Annual Report to Shareholders
78
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
79
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2020
BlackRock Annual Report to Shareholders
80
Currency Abbreviations
EUR Euro
GBP British Pou nd
USD United States Dollar
Portfolio Abbreviations
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MIIP-12/20-AR

December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Dear Shareholder,
The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout
February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-
at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the
U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
22.16% 18.40%
U.S. small cap equities
(Russell 2000
®
Index)
37.85 19.96
International equities
(MSCI Europe, Australasia,
Far East Index)
21.61 7.82
Emerging market equities
(MSCI Emerging Markets
Index)
31.14 18.31
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.07 0.67
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.87) 10.58
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.29 7.51
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.92 4.95
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
11.32 7.05
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Additional Financial Information:
Schedule of Investments (unaudited) ......................................................................................... 39
Statement of Assets and Liabilities (unaudited) ................................................................................... 116

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders
4
BlackRock Retirement Income 2030 Fund
Investment Objective
BlackRock Retirement Income 2030 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
( 07/31/20)
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
( 07/31/20)
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,069.60 $ 1.07 $ 1,000.00 $ 1,023.88 $ 1.27 0.25%
Investor A ................................ 1,000.00 1,068.60 2.13 1,000.00 1,022.62 2.54 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Commencement of operations.
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 151/366 (to reflect the period since inception date of July 31, 2020 to Decem ber 31, 2020).
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Fixed Income Funds ............................... 100%
Short-Term Securities .............................. —
(a)
–
(a)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of December 31, 2020

Fund Summary
BlackRock Retirement Income 2040 Fund
Investment Objective
BlackRock Retirement Income 2040 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
( 07/31/20)
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
( 07/31/20)
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,070.20 $ 1.07 $ 1,000.00 $ 1,023.88 $ 1.27 0.25%
Investor A ................................ 1,000.00 1,069.00 2.13 1,000.00 1,022.62 2.54 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Commencement of operations.
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 151/366 (to reflect the period since inception date of July 31, 2020 to December 31, 2020).
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Fixed Income Funds .............................. 100%
Short-Term Securities ............................. —
(a)
–
(a)
Represents less than 1% of the Fund's total investments.

About Fund Performance
2020
BlackRock Annual Report to Shareholders
6
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 31, 2020 (commencement of operations) and held through December 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Retirement Income 2030 Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security Shares Value
Affiliated Investment Companies — 98.9%
Fixed Income Funds — 98.7%
BlackRock Multi-Asset Income Portfolio, Class
K
*
........................... 460,345 $ 5,142,058
Security Shares Value
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(a) *
.................. 8,004 $ 8,004
Total Affiliated Investment Companies — 98.9%
(Cost: $4,892,269)
(b)
.............................. 5,150,062
Other Assets Less Liabilities — 1.1% ................... 57,594
Net Assets — 100.0% .............................. $ 5,207,656
(a)
Annualized 7-day yield as of period end.
(b)
Cost for U.S. federal income tax purposes.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ 8,004 $ — $ — $ — $ 8,004 8,004 $ 3 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... — 4,989,998 (105,602) (131) 257,793 5,142,058 460,345 90,310 —
$ (131) $ 257,793 $ 5,150,062 $ 90,313 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report to Shareholders
BlackRock Retirement Income 2030 Fund
8
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 5,142,058 $ — $ — $ 5,142,058
Short-Term Securities ....................................... 8,004 — — 8,004
$ 5,150,062 $ — $ — $ 5,150,062

BlackRock Retirement Income 2040 Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security Shares Value
Affiliated Investment Companies — 98.7%
Fixed Income Funds — 98.6%
BlackRock Multi-Asset Income Portfolio, Class
K
*
........................... 461,100 $ 5,150,485
Security Shares Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(a) *
.................. 3,098 $ 3,098
Total Affiliated Investment Companies — 98.7%
(Cost: $4,895,367)
(b )
.............................. 5,153,583
Other Assets Less Liabilities — 1.3% ................... 68,188
Net Assets — 100.0% .............................. $ 5,221,771
(a)
Annualized 7-day yield as of period end.
(b)
Cost for U.S. federal income tax purposes.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ 3,098 $ — $ — $ — $ 3,098 3,098 $ 3 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... — 4,989,998 (99,619) 1,890 258,216 5,150,485 461,100 90,844 —
$ 1,890 $ 258,216 $ 5,153,583 $ 90,847 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report to Shareholders
BlackRock Retirement Income 2040 Fund
10
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy a s of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 5,150,485 $ — $ — $ 5,150,485
Short-Term Securities ....................................... 3,098 — — 3,098
$ 5,153,583 $ — $ — $ 5,153,583

Statements of Assets and Liabilities
December 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments at value — affiliated
(a)
........................................................................... $ 5,150,062 $ 5,153,583
Receivables: – –
Dividends — affiliated .................................................................................. 19,474 19,506
From the Manager .................................................................................... 1,066 1,782
Deferred offering costs ................................................................................... 108,276 111,749
Prepaid expenses ...................................................................................... 1,974 1,972
Total assets ..........................................................................................
5,280,852 5,288,592
LIABILITIES
Payables: – –
Offering costs ....................................................................................... 700 700
Custodian fees ....................................................................................... 497 497
Income dividend distributions ............................................................................. 31,347 24,971
Trustees' and Officer's fees .............................................................................. 1,037 1,037
Printing and postage fees ............................................................................... 551 551
Professional fees ..................................................................................... 36,600 36,600
Transfer agent fees ................................................................................... 291 291
Other accrued expenses ................................................................................ 2,173 2,174
Total liabilities .........................................................................................
73,196 66,821
NET ASSETS .........................................................................................
$ 5,207,656 $ 5,221,771
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 4,949,994 $ 4,963,555
Accumulated earnings ................................................................................... 257,662 258,216
NET ASSETS .........................................................................................
$ 5,207,656 $ 5,221,771
(a)
  Investments at cost — affiliated ........................................................................... $ 4,892,269 $ 4,895,367

Statements of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 5,070,290 $ 5,077,557
Shares outstanding ................................................................................
48,875.65 48,619.05
Net asset value ...................................................................................
$ 103.74 $ 104.44
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Investor A
Net assets .......................................................................................
$ 137,366 $ 144,214
Shares outstanding ................................................................................
1,324.20 1,380.95
Net asset value ...................................................................................
$ 103.74 $ 104.43
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001

Statements of Operations
Period Ended December 31, 2020

Financial Statements
BlackRock
Retirement
Income 2030
Fund
(a)
BlackRock
Retirement
Income 2040
Fund
(a)
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 90,313 $ 90,847
Total investment income ..................................................................................
90,313 90,847
EXPENSES
Organization and o ffering ............................................................................... 66,228 67,733
Professional ........................................................................................ 41,567 41,567
Accounting services ................................................................................... 20,473 20,473
Trustees and Officer ................................................................................... 5,670 5,670
Investment advisory ................................................................................... 2,086 2,089
Service and distribution — class specific ..................................................................... 1,087 1,093
Administration ...................................................................................... 887 888
Printing and postage .................................................................................. 564 564
Custodian .......................................................................................... 497 497
Administration — class specific ........................................................................... 417 418
Transfer agent — class specific ........................................................................... 302 302
Registration ........................................................................................ 41 41
Miscellaneous ....................................................................................... 1,658 1,658
Total expenses ........................................................................................
141,477 142,993
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (133,573) (135,073)
Administration fees waived .............................................................................. (887) (888)
Administration fees waived — class specific ................................................................... (417) (418)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... (296) (296)
Total expenses after fees waived and/or reimbursed ...............................................................
6,304 6,318
Net investment income ...................................................................................
84,009 84,529
REALIZED AND UNREALIZED GAIN (LOSS) $ 257,662 $ 260,106
Net realized gain (loss) from investments ..................................................................... $ (131) $ 1,890
Net change in unrealized appreciation on investments ............................................................ 257,793 258,216
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 341,671 $ 344,635
(a)
Period from 07/31/20 (commencement of operations) to 12/31/20.
See notes to financial statements.

Statements of Changes in Net Assets

2020
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
Period from
07/31/20
(a)
to 12/31/20
Period from
07/31/20
(a)
to 12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 84,009 $ 84,529
Net realized gain (loss) .................................................................................. (131) 1,890
Net change in unrealized appreciation (depreciation) .............................................................. 257,793 258,216
Net increase in net assets resulting from operations .................................................................
341,671 344,635
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ......................................................................................... (68,870) (70,831)
  Investor A .......................................................................................... (17,692) (18,193)
R eturn of capital: – –
  Institutional ......................................................................................... (53,667) (26,883)
  Investor A .......................................................................................... (13,786) (6,905)
Decrease in net assets resulting from distributions to shareholders .......................................................
(154,015) (122,812)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
5,020,000 4,999,948
NET ASSETS
Total increase in net assets ................................................................................. 5,207,656 5,221,771
Beginning of period ......................................................................................
— —
End of period ..........................................................................................
$ 5,207,656 $ 5,221,771
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements
BlackRock
Retirement Income
2030 Fund
Institutional
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ........................................................................................
$ 100.00
Net investment income
(b)
................................................................................................
1.69
Net realized and unrealized gain ..........................................................................................
5.14
Net increase from investment operations .......................................................................................
6.83
Distributions
(c)
–
From net investment income .............................................................................................
(1.74)
R eturn of capital ......................................................................................................
(1.35)
Total distributions ......................................................................................................
(3.09)
Net asset value, end of period .............................................................................................
$ 103.74
Total Return
(d)
6.96%
Based on net asset value .................................................................................................
6.96%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.86%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.25%
(f)(g)
Net investment income ..................................................................................................
4.05%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 5,070
Portfolio turnover rate ...................................................................................................
2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.50%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2020
BlackRock Annual Report to Shareholders
16
See notes to financial statements
BlackRock
Retirement Income
2030 Fund
Investor A
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ........................................................................................
$ 100.00
Net investment income
(b)
................................................................................................
1.63
Net realized and unrealized gain ..........................................................................................
5.10
Net increase from investment operations .......................................................................................
6.73
Distributions
(c)
–
From net investment income .............................................................................................
(1.67)
R eturn of capital ......................................................................................................
(1.32)
Total distributions ......................................................................................................
(2.99)
Net asset value, end of period .............................................................................................
$ 103.74
Total Return
(d)
6.86%
Based on net asset value .................................................................................................
6.86%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
4.13%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.50%
(f)(g)
Net investment income ..................................................................................................
3.93%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 137
Portfolio turnover rate ...................................................................................................
2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.50%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements
BlackRock
Retirement Income
2040 Fund
Institutional
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ........................................................................................
$ 100.00
Net investment income
(b)
................................................................................................
1.71
Net realized and unrealized gain ..........................................................................................
5.21
Net increase from investment operations .......................................................................................
6.92
Distributions
(c)
–
From net investment income .............................................................................................
(1.76)
From net realized gain ..................................................................................................
(0.04)
R eturn of capital ......................................................................................................
(0.68)
Total distributions ......................................................................................................
(2.48)
Net asset value, end of period .............................................................................................
$ 104.44
Total Return
(d)
7.02%
Based on net asset value .................................................................................................
7.02%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.88%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.25%
(f)(g)
Net investment income ..................................................................................................
4.07%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 5,078
Portfolio turnover rate ...................................................................................................
2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.50%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2020
BlackRock Annual Report to Shareholders
18
See notes to financial statements
BlackRock
Retirement Income
2040 Fund
Investor A
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ........................................................................................
$ 100.00
Net investment income
(b)
................................................................................................
1.63
Net realized and unrealized gain ..........................................................................................
5.17
Net increase from investment operations .......................................................................................
6.80
Distributions
(c)
–
From net investment income .............................................................................................
(1.67)
From net realized gain ..................................................................................................
(0.04)
R eturn of capital ......................................................................................................
(0.66)
Total distributions ......................................................................................................
(2.37)
Net asset value, end of period .............................................................................................
$ 104.43
Total Return
(d)
6.90%
Based on net asset value .................................................................................................
6.90%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
4.16%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.50%
(f)(g)
Net investment income ..................................................................................................
3.93%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 144
Portfolio turnover rate ...................................................................................................
2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.50%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.

Notes to Financial Statements

Notes to Financial Statements
ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"). The Schedule of Investments
and Statement of Assets and Liabilities for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements
Multi-Asset Income's financial statements are available, without charge, on the U.S. Securities and Exchange Commission's (“SEC's”) website at www.sec.gov .
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds the following amounts, which are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Fund Name Amounts Reimbursed
Retirement Income 2030 ............................................................................................... $ 17,500
Retirement Income 2040 ............................................................................................... 17,500

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
20
various independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The
BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.1 0 0%
$1 Billion - $3 Billion ..................................................................................................... 0.094
$3 Billion - $5 Billion .................................................................................................... 0.090
$5 Billion - $10 Billion .................................................................................................... 0.087
Greater than $10 Billion .................................................................................................. 0.085
Service Fees
Investor A .............................................................................................................. 0.25%

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the period ended December 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholl y-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period ended December 31, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period  ended December 31, 2020, the Funds  did not pay any amounts to affiliates in return for these services.
For the period ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through April 30, 2022 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ( "Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended December 31, 2020, the amounts waived were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2022, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended December 31, 2020, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Investor A Total
Retirement Income 2030 ........................................................................................ $ 1,087 $ 1,087
Retirement Income 2040 ........................................................................................ 1,093 1,093
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 330 $ 87 $ 417
Retirement Income 2040 ................................................................................ 330 88 418
Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 151 $ 151 $ 302
Retirement Income 2040 ................................................................................ 151 151 302
Retirement Income 2030 ........................................................................................................ $ 5
Retirement Income 2040 ........................................................................................................ 6
Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50
Retirement Income 2030 ...................................................................................................... $ 116,068
Retirement Income 2040 ...................................................................................................... 117,567

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
22
These amounts waived are included in administration fees waived, in the Statements of Operations. For the period ended December 31, 2020, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended December 31, 2020, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of December 31, 2020, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend und er the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended December 31, 2020, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Retirement Income 2030 ............................................................................................... $ 887
Retirement Income 2040 ............................................................................................... 888
Administration Fees Waived Institutional Investor A Total
Retirement Income 2030 ............................................................................. $ 330 $ 87 $ 417
Retirement Income 2040 ............................................................................. 330 88 $ 418
Transfer Agent Fees Waived and/or Reimbursed Institutional Investor A Total
Retirement Income 2030 ............................................................................. $ 145 $ 151 $ 296
Retirement Income 2040 ............................................................................. 145 151 $ 296
Expiring
December 31, 2022
Retirement Income 2030
Fund Level ....................................................................................................... $ 116,955
Institutional ....................................................................................................... 475
Investor A ........................................................................................................ 238
Retirement Income 2040
Fund Level ....................................................................................................... 118,455
Institutional ....................................................................................................... 475
Investor A ........................................................................................................ 239

Notes to Financial Statements
(continued)

Notes to Financial Statements
PURCHASES AND SALES
For the period ended December 31, 2020, purchases and sales of investments in the Underlying Funds, excluding short-term investments, were as follows:
RuleAbove
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage
Other Securities
Purchases Sales
Retirement Income 2030 ................................................................................. $ 4,989,998 $ 105,601
Retirement Income 2040 ................................................................................. 4,989,998 99,618
Retirement
Income 2030
Retirement
Income 2040
Paid-in capital .............................................................................................. $ (2,553) $ (2,605)
Accumulated earnings (loss) .................................................................................... 2,553 2,605
Ordinary Income Return of Capital Total
Retirement Income 2030
12/31/20 ............................................................................ $ 86,562 $ 67,453 $ 154,015
Retirement Income 2040
12/31/20 ............................................................................ 89,024 33,788 122,812
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
Retirement Income 2030 ......................................................................
$ (131) $ 257,793 $ 257,662
Retirement Income 2040 ......................................................................
— 258,216 258,216
Retirement Income
2030
Retirement Income
2040
Tax cost ............................................................................................... $ 4,892,269 $ 4,895,367
Gross unrealized appreciation ................................................................................ $ 257,793 $ 258,216
Gross unrealized depreciation ................................................................................ — —
Net unrealized appreciation (depreciation) ........................................................................ $ 257,793 $ 258,216

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders
24
and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the period ended December 31, 2020, the Funds did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Funds’ portfolios are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Period from
07/31/20 to 12/31/20
Shares Amount
Retirement Income 2030
Institutional
Shares sold ............................................................................. 48,876 $ 4,920,000
        Net increase ...........................................................................
48,876 $ 4,920,000
Investor A
Shares sold ............................................................................. 49,000 $ 4,900,000
Shares redeemed .........................................................................
(47,676) (4,800,000)
        Net increase ...........................................................................
1,324 $ 100,000
Total Net Increase ..........................................................................
50,200 $ 5,020,000
Retirement Income 2040
Institutional
Shares sold ............................................................................. 48,968 $ 4,935,000
Shares redeemed .........................................................................
(349) (35,206)
        Net increase ...........................................................................
48,619 $ 4,899,794
Investor A
Shares sold ............................................................................. 49,000 $ 4,900,000
Shares redeemed .........................................................................
(47,619) (4,799,846)
        Net increase ...........................................................................
1,381 $ 100,154
Total Net Increase ..........................................................................
50,000 $ 4,999,948

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of December 31, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Institutional Investor A
Retirement Income 2030 ......................................................................................... 48,676 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders
26
To the Board of Trustees of BlackRock Funds II and Shareholders of BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Retirement Income 2030 Fund and BlackRock
Retirement Income 2040 Fund (two of the series constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period from July 31, 2020 (commencement of operations)
to December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period from July 31, 2020 (commencement of operations) to December 31, 2020 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 26, 2021
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information (Unaudited)

Important Tax Information
For corporate shareholders, the percentage of ordinary income distributions paid during the period ended December 31, 2020 that qualified for the dividends-received deduction were as follows:
The following maximum amounts are hereby designated as qualified dividend income for individuals for the period ended December 31, 2020:
For the period ended December 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:
Fund
Dividend-Received
Deduction
BlackRock Retirement Income 2030 Fund .................................................................................... 8.57%
BlackRock Retirement Income 2040 Fund .................................................................................... 8.38
Fund Qualified Dividend Income
BlackRock Retirement Income 2030 Fund .................................................................................. $ 18,206
BlackRock Retirement Income 2040 Fund .................................................................................. 18,332
Fund
Interest-Related Dividends
and Qualified Short-Term
Capital Gains
BlackRock Retirement Income 2030 Fund .................................................................................. $ 25,164
BlackRock Retirement Income 2040 Fund .................................................................................. 27,201

Statement Regarding Liquidity Risk Management Program
2020
BlackRock Annual Report to Shareholders
28
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on May 11-13, 2020 (the “Organizational
Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Retirement Income 2030
Fund and BlackRock Retirement Income 2040 Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager”
or “BlackRock”), the Trust’s investment adviser. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
Activities and Composition of the Board
On the date of the Organizational Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the
Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an
Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested
Board Member).
The Agreement
Consistent with the requirements of the 1940 Act, the Trust is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Board Considerations in Approving the Agreement
The Approval Process: At the Organizational Meeting, the Board reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Funds, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of each Funds as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the existence and sharing of potential economies of scale; (e)
any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for each Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the
Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding each Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for each
Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the Funds’ portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. The
Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds.
The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet the pertinent Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by
BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The
Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also

Disclosure of Investment Advisory Agreement
(continued)
2020
BlackRock Annual Report to Shareholders
30
considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board considered that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the pertinent Fund. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and
(viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because the Funds was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock
and its Affiliates from their Relationship with the Funds In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any
12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that each Fund’s contractual management fee rate and estimated total expense ratio each ranked in the first quartile, and that the estimated actual management fee rate ranked in the first quartile relative to the pertinent Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Funds had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2020
BlackRock Annual Report to Shareholders
32
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board (Since
2019)
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
33 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
33 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019.
33 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006.
33 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
33 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Senior Lecturer, Harvard Business School, since 2008; Director,
Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/
Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
33 RICs consisting of 159 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
33 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Montpelier Re
Holdings, Ltd. (publicly
held property and casualty
reinsurance) from 2013
until 2015; WABCO
(commercial vehicle safety
systems); Sealed Air Corp.
(packaging)
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 33 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee
and Chair of the Investment Committee, Cornell University
since 2004; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2018; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
33 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
33 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman
of the Professional Ethics Committee of the Pennsylvania
Institute of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
33 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
33 RICs consisting of 159 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders
34
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust's by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling
(800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information
2020
BlackRock Annual Report to Shareholders
36
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

Additional Information
(continued)

Additional Information
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

2020
BlackRock Annual Report to Shareholders

Additional Financial Information
Schedule of Investments (Unaudited)
December 31, 2020
Statement of Assets and Liabilities (Unaudited)
December 31, 2020
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 8.9%
522 Funding CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/20/29 .... USD 4,000 $ 3,996,093
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/20/29 .... 3,000 2,997,394
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/20/29 .... 1,250 1,235,028
Series 2018-3A, Class A, (LIBOR USD 3
Month + 1.23%), 1.45%, 10/20/31 .... 2,000 1,996,386
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 04/20/30 .... 1,000 1,000,303
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.72%, 01/25/35
(a)
................. 1,199 1,161,716
AGL Core CLO 5 Ltd., Series 2020-5A, Class
B, (LIBOR USD 3 Month + 2.78%), 3.08%,
07/20/30
(a)(b)
..................... 3,000 3,018,197
AIG CLO Ltd., Series 2019-2A, Class A, (LIBOR
USD 3 Month + 1.36%), 1.57%, 10/25/32
(a)(b)
11,500 11,511,423
AIMCO CLO
(a)(b)
:
Series 2015-AA, Class BR, (LIBOR USD 3
Month + 1.30%), 1.54%, 01/15/28 .... 1,500 1,468,848
Series 2018-AA, Class A, (LIBOR USD 3
Month + 1.02%), 1.24%, 04/17/31 .... 2,700 2,675,152
Aimco CLO 11 Ltd.
(a)(b)
:
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.02%, 10/15/31 .... 2,000 2,001,965
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.62%, 10/15/31 .... 2,000 1,999,912
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
5,931 5,995,149
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
630 633,717
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
1,557 1,248,547
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
5,892 5,940,151
Series 2018-F, Class B, 5.25%, 11/25/58
(a)(c)
719 713,004
Series 2018-F, Class C, 0.00%, 11/25/58 .. 1,683 1,166,442
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
5,528 5,522,363
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,703
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
2,082 2,047,715
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,901 2,948,927
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
1,072 920,265
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.55%,
01/20/33
(a)(b)
..................... 4,000 3,999,989
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.36%,
10/21/28
(a)(b)
..................... 1,300 1,287,195
Allegro CLO VI Ltd.
(a)(b)
:
Series 2017-2A, Class A, (LIBOR USD 3
Month + 1.13%), 1.35%, 01/17/31 .... 5,350 5,314,857
Series 2017-2A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 01/17/31 .... 1,000 988,834
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.89%,
06/13/31
(a)(b)
..................... 1,000 994,401
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.61%, 01/19/33
(a)(b)
................ 2,000 1,998,447
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,500 3,504,276
ALM VII R-2 Ltd.
(a)(b)
:
Series 2013-7R2A, Class A2R2, (LIBOR
USD 3 Month + 1.65%), 1.89%, 10/15/27 2,000 1,999,993
Series 2013-7R2A, Class BR2, (LIBOR USD
3 Month + 2.20%), 2.44%, 10/15/27 ... 600 598,059
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
ALM XVI Ltd., Series 2015-16A, Class CR2,
(LIBOR USD 3 Month + 2.70%), 2.94%,
07/15/27
(a)(b)
..................... USD 3,000 $ 2,975,947
AMMC CLO 16 Ltd., Series 2015-16A, Class
AR, (LIBOR USD 3 Month + 1.26%), 1.49%,
04/14/29
(a)(b)
..................... 8,000 8,010,943
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.46%,
11/02/30
(a)(b)
..................... 1,750 1,753,968
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.41%,
11/10/30
(a)(b)
..................... 2,000 1,996,758
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,462,356
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 20,034,291
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,386,062
Anchorage Capital CLO 13 LLC, Series
2019-13A, Class A, (LIBOR USD 3 Month +
1.47%), 1.71%, 04/15/32
(a)(b)
.......... 10,500 10,504,500
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 01/28/31 .... 3,400 3,369,441
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 1,250 1,235,599
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 600 583,669
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/28/31 .... 2,250 2,129,662
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.09%, 01/15/30
(a)(b)
.......... 1,850 1,815,448
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class CR, (LIBOR USD 3 Month + 2.40%),
2.64%, 07/15/30
(a)(b)
................ 1,000 1,000,902
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... 1,400 1,394,958
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.22%, 07/28/28 .... 4,000 3,923,310
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/13/30 .... 9,000 8,999,984
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.44%, 10/15/31 .... 7,650 7,643,878
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/31 .... 3,000 3,017,822
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class E, (EURIBOR 3 Month + 5.66%),
5.66%, 05/15/31
(a)
................. EUR 499 600,658
Antares CLO Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.53%), 1.75%,
01/20/30
(a)(b)
..................... USD 5,000 4,994,531
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 2,400 2,394,755
Apidos CLO XV
(a)(b)
:
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.07%, 04/20/31 ... 7,000 6,880,006
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.92%, 04/20/31 ... 2,000 1,915,142

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.18%,
07/16/31
(a)(b)
..................... USD 1,750 $ 1,710,098
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.17%,
04/20/31
(a)(b)
..................... 1,000 959,357
Apidos CLO XXIX, Series 2018-29A, Class
A2, (LIBOR USD 3 Month + 1.55%), 1.76%,
07/25/30
(a)(b)
..................... 1,000 994,301
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.39%, 10/20/31
(a)(b)
................ 4,500 4,476,108
Apidos CLO XXVII, Series 2017-27A, Class
A2, (LIBOR USD 3 Month + 1.70%), 1.92%,
07/17/30
(a)(b)
..................... 2,000 2,004,710
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.62%,
01/20/33
(a)(b)
..................... 1,000 1,001,562
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................. EUR 219 245,090
Arbour CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.60%), 5.60%,
01/15/30
(a)
...................... 468 553,804
Ares CLO, Series 2018-50A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.94%, 01/15/32
(a)(b)
USD 4,000 3,976,003
Ares LII CLO Ltd., Series 2019-52A, Class B,
(LIBOR USD 3 Month + 1.85%), 2.07%,
04/22/31
(a)(b)
..................... 5,000 5,014,973
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.86%, 04/24/31 .... 4,500 4,514,430
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.96%, 04/24/31 .... 3,000 3,002,647
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.64%,
01/15/29
(a)(b)
..................... 1,000 994,985
Ares XLI CLO Ltd., Series 2016-41A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
01/15/29
(a)(b)
..................... 10,250 10,249,982
Ares XLV CLO Ltd., Series 2017-45A, Class
D, (LIBOR USD 3 Month + 3.05%), 3.29%,
10/15/30
(a)(b)
..................... 1,850 1,833,635
Ares XLVI CLO Ltd., Series 2017-46A, Class
SUB, 0.00%, 01/15/30
(a)(b)
............ 2,250 1,363,744
Ares XLVII CLO Ltd.
(a)(b)
:
Series 2018-47A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/15/30 .... 800 781,670
Series 2018-47A, Class D, (LIBOR USD 3
Month + 2.70%), 2.94%, 04/15/30 .... 2,500 2,374,097
Series 2018-47A, Class SUB, 0.00%,
04/15/30 ..................... 4,500 2,379,725
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
07/20/30
(a)(b)
..................... 1,000 975,366
Ares XXVII CLO Ltd., Series 2013-2A, Class
CR, (LIBOR USD 3 Month + 2.40%), 2.62%,
07/28/29
(a)(b)
..................... 1,000 999,990
Ares XXXIIR CLO Ltd., Series 2014-32RA,
Class B, (LIBOR USD 3 Month + 1.80%),
2.02%, 05/15/30
(a)(b)
................ 700 679,000
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.50%, 05/24/30
(a)(b)
................ 1,000 997,358
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XXXIV CLO Ltd.
(a)(b)
:
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.25%), 1.47%, 04/17/33 .... USD 12,500 $ 12,493,020
Series 2015-2A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.32%, 04/17/33 .... 7,250 6,981,435
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.41%, 10/15/30 .... 3,000 2,987,200
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/30 .... 1,500 1,488,632
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 .... 1,017 989,845
Ares XXXVR CLO Ltd.
(a)(b)
:
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.64%, 07/15/30 .... 1,500 1,499,996
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/30 .... 1,000 981,088
Atlas Senior Loan Fund VII Ltd.
(a)(b)
:
Series 2016-7A, Class A1R, (LIBOR USD 3
Month + 1.28%), 1.51%, 11/27/31 .... 5,714 5,713,712
Series 2016-7A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.78%, 11/27/31 .... 5,500 5,505,871
Series 2016-7A, Class B1R, (LIBOR USD 3
Month + 1.80%), 2.03%, 11/27/31 .... 1,700 1,670,463
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.31%, 07/26/31
(a)(b)
.......... 2,000 1,985,058
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.39%, 10/24/31
(a)(b)
.......... 1,700 1,701,381
Atrium IX, Series 9A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.46%, 05/28/30
(a)(b)
.... 13,500 13,460,214
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... 11,500 218,500
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.18%, 08/23/30
(a)(b)
1,000 982,897
Atrium XV
(a)(b)
:
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.96%, 01/23/31 ......... 1,000 1,000,074
Series 15A, Class C, (LIBOR USD 3 Month
+ 2.20%), 2.41%, 01/23/31 ......... 500 496,068
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.21%, 01/23/31 ......... 500 484,744
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
...................... EUR 670 743,938
Bain Capital Credit CLO Ltd., Series 2019-1A,
Class A1A, (LIBOR USD 3 Month + 1.38%),
1.60%, 04/18/32
(a)(b)
................ USD 4,500 4,537,656
Ballyrock CLO Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.55%), 2.76%, 10/20/31 .... 1,000 1,002,457
Series 2020-2A, Class C, (LIBOR USD 3
Month + 3.77%), 3.98%, 10/20/31 .... 1,000 1,004,006
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.39%, 01/25/35 .... 979 977,536
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.32%, 09/25/36 .... 1,051 1,328,372
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.31%, 01/25/37 ... 1,207 1,176,661
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 3,974 3,977,051
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 5,434 5,735,798

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.29%, 04/25/37 .... USD 5,980 $ 6,772,017
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.87%, 04/25/34
(a)
..... 3,030 3,044,123
Benefit Street Partners CLO IV Ltd.
(a)(b)
:
Series 2014-IVA, Class A1RR, (LIBOR USD
3 Month + 1.25%), 1.47%, 01/20/29 ... 8,732 8,734,984
Series 2014-IVA, Class BRR, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/20/29 .... 2,000 1,990,216
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.46%, 10/18/29
(a)(b)
......... 5,000 4,998,790
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.32%, 01/20/31
(a)(b)
......... 1,500 1,492,591
Benefit Street Partners CLO XIX Ltd.
(a)(b)
:
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.59%, 01/15/33 .... 7,000 7,018,381
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/33 .... 4,250 4,261,800
Benefit Street Partners CLO XV Ltd.
(a)(b)
:
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.37%, 07/18/31 .... 2,200 2,191,533
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/18/31 .... 1,000 998,901
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
...................... EUR 550 647,526
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.40%, 10/22/30
(a)(b)
................ USD 987 987,688
Bowman Park CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.18%), 1.39%,
11/23/25
(a)(b)
..................... 278 277,489
Buckhorn Park CLO Ltd., Series 2019-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
2.77%, 01/18/31
(a)(b)
................ 1,250 1,251,645
California Street CLO XII Ltd., Series 2013-12A,
Class AR, (LIBOR USD 3 Month + 1.03%),
1.27%, 10/15/25
(a)(b)
................ 339 339,022
Canyon CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.50%), 0.00%,
01/15/34
(a)(b)
..................... 1,000 1,000,000
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.37%,
01/15/34
(a)
...................... EUR 300 351,835
Carlyle C17 CLO Ltd.
(a)(b)
:
Series C17A, Class A1AR, (LIBOR USD 3
Month + 1.03%), 1.24%, 04/30/31 .... USD 8,000 7,931,564
Series C17A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.06%, 04/30/31 .... 1,000 987,670
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (LIBOR USD 3
Month + 1.05%), 1.27%, 05/15/31
(a)(b)
.... 1,478 1,465,278
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.40%, 04/25/36
(a)
........... 2,876 2,439,507
CarVal CLO II Ltd.
(a)(b)
:
Series 2019-1A, Class AN, (LIBOR USD 3
Month + 1.48%), 1.70%, 04/20/32 .... 3,500 3,501,798
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.25%), 3.47%, 04/20/32 .... 2,500 2,502,491
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.92%,
04/20/29
(a)(b)
..................... 1,000 992,280
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 07/20/30 .... USD 1,000 $ 1,000,603
Series 2017-2A, Class C1, (LIBOR USD 3
Month + 2.40%), 2.62%, 10/17/29 .... 1,000 1,000,828
Series 2018-5A, Class B1, (LIBOR USD 3
Month + 1.40%), 1.62%, 04/17/31 .... 6,500 6,404,004
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.58%, 01/20/34 .... 4,000 4,012,336
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 3.51%, 03/25/37
(d)
...... 6,415 3,305,403
Cedar Funding II CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.23%),
1.46%, 06/09/30
(a)(b)
................ 3,600 3,596,514
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class AR, (LIBOR USD 3 Month + 1.23%),
1.44%, 07/23/30
(a)(b)
................ 8,375 8,378,641
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,028,116
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.32%, 07/17/31
(a)(b)
................ 1,750 1,746,736
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(a)(b)
................ 3,500 3,493,253
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/17/30 .... 13,880 13,927,336
Series 2017-8A, Class D, (LIBOR USD 3
Month + 3.25%), 3.47%, 10/17/30 .... 1,895 1,867,905
Cedar Funding X CLO Ltd.
(a)(b)
:
Series 2019-10A, Class A, (LIBOR USD 3
Month + 1.34%), 1.56%, 10/20/32 .... 12,500 12,569,477
Series 2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 10/20/32 .... 2,000 2,005,571
Cent CLO 19 Ltd., Series 2013-19A, Class A1A,
(LIBOR USD 3 Month + 1.33%), 1.54%,
10/29/25
(a)(b)
..................... 532 532,080
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.08%, 01/15/34
(a)
................. EUR 200 237,000
CIFC Funding 2019-VI Ltd., Series 2019-6A,
Class D, (LIBOR USD 3 Month + 3.95%),
4.18%, 01/16/33
(a)(b)
................ USD 1,150 1,158,062
CIFC Funding Ltd.
(a)(b)
:
Series 2013-2A, Class A1LR, (LIBOR USD 3
Month + 1.21%), 1.43%, 10/18/30 .... 5,500 5,499,988
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.52%, 04/27/31 ... 1,700 1,704,258
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.11%, 04/24/30 .... 500 490,098
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.57%, 10/22/31 .... 1,000 1,001,585
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 4,400 4,392,471
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/17/30 .... 1,000 997,969
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/30 .... 400 397,609
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/30 .... 750 734,032
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 07/20/30 .... 3,500 3,499,992
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/16/30 .... 500 491,409

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.62%, 04/18/31 .... USD 1,000 $ 985,090
Series 2018-1A, Class D, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/18/31 .... 2,250 2,200,543
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.37%, 10/17/31 .... 2,700 2,683,484
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/17/31 .... 1,000 994,869
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 04/17/30 .... 9,000 8,999,979
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.58%, 10/15/32 .... 12,500 12,571,570
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.56%, 01/16/33 .... 8,500 8,515,274
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.54%, 07/15/32 .... 7,500 7,940,056
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.11%, 10/20/31 .... 1,500 1,504,824
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.61%, 08/25/36
(a)
..... 2,767 2,550,468
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.42%, 10/20/30 .... 7,000 6,995,421
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 10/20/30 .... 3,000 2,992,454
Conseco Finance Corp.
(a)
:
Series 1996-5, Class M1, 8.05%, 07/15/27 . 823 829,966
Series 1997-7, Class M1, 7.03%, 07/15/28 . 3,139 3,216,157
Contego CLO IV DAC, Series 4X, Class DNE,
(EURIBOR 3 Month + 3.10%), 3.10%,
01/23/30
(a)
...................... EUR 500 604,896
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.49%, 07/25/37
(a)(b)
USD 1,658 1,338,604
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1
Month + 0.15%), 0.31%, 10/15/36
(a)
..... 816 766,079
Deer Creek CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/20/30 .... 1,000 997,718
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/20/30 .... 1,000 997,496
Dewolf Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.45%,
10/15/30
(a)(b)
..................... 3,000 2,990,296
Dryden 50 Senior Loan Fund
(a)(b)
:
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.49%, 07/15/30 .... 1,000 996,051
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,659,596
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.98%,
01/16/32
(a)(b)
..................... 1,000 1,000,181
Dryden 86 CLO Ltd., Series 2020-86A, Class
A, (LIBOR USD 3 Month + 1.65%), 1.88%,
07/17/30
(a)(b)(c)
.................... 1,000 1,002,500
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.37%, 08/15/30
(a)(b)
.......... 1,500 1,469,146
Elm CLO Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.17%), 1.39%, 01/17/29 .... 1,900 1,899,655
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.35%), 2.57%, 01/17/29 .... 2,250 2,240,578
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.67%, 10/20/33 .... USD 2,500 $ 2,502,042
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.62%, 10/20/33 .... 1,000 1,016,022
Elmwood CLO II Ltd., Series 2019-2A, Class
B, (LIBOR USD 3 Month + 2.10%), 2.32%,
04/20/31
(a)(b)
..................... 10,500 10,443,844
Elmwood CLO III Ltd., Series 2019-3A, Class
A1, (LIBOR USD 3 Month + 1.37%), 1.61%,
10/15/32
(a)(b)
..................... 13,000 13,025,889
Elmwood CLO IV Ltd., Series 2020-1A, Class
B, (LIBOR USD 3 Month + 1.70%), 1.94%,
04/15/33
(a)(b)
..................... 1,250 1,248,180
Elmwood CLO VI Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A, (LIBOR USD 3
Month + 1.32%), 1.56%, 10/15/31 .... 2,500 2,501,250
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.65%), 3.89%, 10/15/31 .... 1,000 1,000,800
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.65%, 06/25/36 .... 1,450 1,226,453
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.12%), 0.27%, 10/25/36 .... 3,676 2,921,360
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.30%, 12/25/36 .... 3,624 3,336,222
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.70%, 01/25/36 ... 9,334 9,141,741
Flatiron CLO 17 Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.47%,
05/15/30
(a)(b)
..................... 3,000 2,998,288
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.54%, 11/16/32 .... 3,000 3,007,598
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.92%, 11/16/32 .... 1,500 1,504,041
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.12%, 11/16/32 .... 3,500 3,512,000
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 4.04%,
11/20/33
(a)(b)
..................... 1,000 1,005,220
Galaxy XIX CLO Ltd., Series 2015-19A, Class
A1R, (LIBOR USD 3 Month + 1.22%),
1.43%, 07/24/30
(a)(b)
................ 8,578 8,577,978
Galaxy XV CLO Ltd., Series 2013-15A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
10/15/30
(a)(b)
..................... 2,500 2,504,975
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.34%,
07/15/31
(a)(b)
..................... 5,250 5,215,960
Galaxy XX CLO Ltd.
(a)(b)
:
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/20/31 .... 1,000 973,669
Series 2015-20A, Class D1R, (LIBOR USD 3
Month + 2.60%), 2.82%, 04/20/31 .... 1,800 1,760,059
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/31
(a)(b)
..................... 500 484,682
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.24%,
05/16/31
(a)(b)
..................... 3,000 2,983,662
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
..................... 2,250 2,249,996

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 3
Ltd.
(a)(b)
:
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.52%, 04/20/30 .... USD 2,000 $ 1,999,995
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/20/30 .... 500 486,924
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3
Month + 1.30%), 1.52%, 10/20/32
(a)(b)
.... 7,000 7,006,859
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
:
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 1.32%, 10/29/29 .... 6,500 6,493,770
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.81%, 10/29/29 .... 900 900,792
GoldenTree Loan Opportunities X Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.34%, 07/20/31 .... 3,300 3,279,893
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.32%, 07/20/31 .... 1,000 987,476
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.29%, 01/18/31
(a)(b)
......... 2,188 2,172,511
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.84%, 12/15/34 ................ GBP 100 100,574
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.12%, 03/15/36 ................ 100 97,820
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 6,477 5,786,112
Grippen Park CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 1.48%, 01/20/30 .... 5,900 5,899,986
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.30%), 2.52%, 01/20/30 .... 1,000 1,001,443
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.85%, 12/25/35
(a)
... 1,025 427,181
Series 2006-4, Class 1A1, 3.24%,
03/25/36
(a)
.................... 3,652 2,911,206
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.51%, 03/25/36
(a)
... 4,174 1,825,152
Series 2006-18, Class AF6, 5.68%,
11/25/36
(d)
.................... 3,772 1,445,328
GSAMP Trust
(a)
:
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 11/25/36 .... 8,007 4,882,731
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.39%, 08/25/36 .... 1,896 1,649,454
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.32%, 07/28/31
(a)(b)
................ 1,000 990,287
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 .... 7,500 7,501,334
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 .... 2,000 2,002,203
Halsey Point CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.57%, 01/20/33 .... 5,000 5,033,904
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.42%, 01/20/33 .... 2,500 2,508,662
Halseypoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 2.08%,
07/20/31
(a)(b)
..................... 1,600 1,597,384
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.63%, 11/30/32
(a)(b)
................ USD 4,000 $ 4,030,073
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
...................... EUR 235 273,157
Harvest CLO XVIII DAC, Series 18X, Class
D, (EURIBOR 3 Month + 2.55%), 2.55%,
10/15/30
(a)
...................... 200 228,980
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
...................... 118 133,666
Highbridge Loan Management Ltd.
(a)(b)
:
Series 12A-18, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 07/18/31 .... USD 1,000 979,312
Series 6A-2015, Class BR, (LIBOR USD 3
Month + 1.75%), 1.97%, 02/05/31 .... 1,100 1,074,465
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.17%, 07/20/30
(a)(b)
................ 1,000 982,385
Invesco Euro CLO III DAC
(a)
:
Series 3X, Class D, (EURIBOR 3 Month +
4.00%), 4.00%, 07/15/32 .......... EUR 300 366,073
Series 3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 .......... 282 340,392
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
...................... 200 234,557
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.15%, 07/17/37 .... USD 5,487 5,487,045
Series 2018-SFR3, Class E, (LIBOR USD 1
Month + 2.00%), 2.15%, 07/17/37 .... 3,033 3,028,635
Series 2018-SFR4, Class A, (LIBOR USD 1
Month + 1.10%), 1.25%, 01/17/38 .... 2,409 2,427,198
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.95%, 07/25/36
(a)
.......... 2,975 2,780,309
Kayne CLO 5 Ltd.
(a)(b)
:
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.21%, 07/24/32 .... 3,000 3,007,789
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 4.01%, 07/24/32 .... 1,300 1,299,614
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.64%,
01/15/34
(a)(b)
..................... 1,250 1,260,003
Kayne CLO II Ltd.
(a)(b)
:
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.24%), 1.48%, 10/15/31 .... 5,375 5,372,813
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.90%), 2.14%, 10/15/31 .... 4,250 4,288,107
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.72%, 04/15/32 .... 15,500 15,579,152
Series 2019-3A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.29%, 04/15/32 .... 4,000 4,003,965
LCM Loan Income Fund I Income Note Issuer
Ltd., Series 27A, Class A1, (LIBOR USD 3
Month + 1.08%), 1.31%, 07/16/31
(a)(b)
.... 4,080 4,057,360
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.26%, 10/20/27
(a)(b)
1,400 1,397,332
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.87%, 07/20/30
(a)(b)
350 348,364
Long Beach Mortgage Loan Trust
(a)
:
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.67%, 08/25/45 .... 2,332 2,259,285

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.45%, 05/25/36 .... USD 27,173 $ 18,538,921
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.15%), 0.30%, 07/25/36 .... 6,663 3,428,467
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.30%, 08/25/36 .... 7,898 5,200,118
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.31%, 11/25/36 .... 4,292 1,921,109
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.37%, 11/25/36 .... 4,117 1,870,240
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.75%, 01/25/36 ... 1,954 1,740,147
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
..................... 2,250 2,250,000
Madison Park Funding XII Ltd., Series 2014-
12A, Class AR, (LIBOR USD 3 Month +
1.26%), 1.48%, 07/20/26
(a)(b)
.......... 63 62,913
Madison Park Funding XV Ltd., Series 2014-
15A, Class B1R, (LIBOR USD 3 Month +
2.20%), 2.42%, 01/27/26
(a)(b)
.......... 1,450 1,449,989
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.40%, 10/21/30
(a)(b)
.......... 12,250 12,207,507
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.22%, 07/27/30
(a)(b)
.......... 1,315 1,278,423
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.39%, 04/25/29
(a)(b)
.......... 2,500 2,491,734
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.41%, 07/29/30
(a)(b)
.......... 3,500 3,499,350
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 04/20/30
(a)(b)
.......... 1,000 968,369
Madison Park Funding XXXI Ltd.
(a)(b)
:
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.36%, 01/23/31 .... 600 600,651
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.21%, 01/23/31 .... 750 749,990
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.77%, 12/18/30
(a)(b)
................ 1,500 1,480,177
Mariner CLO 7 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.71%, 04/30/32 .... 5,000 5,004,418
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.21%, 04/30/32 .... 5,000 4,966,036
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
...................... EUR 100 117,244
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.67%, 06/25/36
(a)(b)
......... USD 2,749 2,530,783
Milos CLO Ltd., Series 2017-1A, Class AR,
(LIBOR USD 3 Month + 1.07%), 1.29%,
10/20/30
(a)(b)
..................... 2,300 2,286,310
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(d)
.. 685 275,122
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.47%,
10/20/30
(a)(b)
..................... 6,250 6,234,541
Neuberger Berman CLO XVIII Ltd.
(a)(b)
:
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.36%, 10/21/30 .... 1,500 1,489,021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.21%, 10/21/30 .... USD 1,250 $ 1,212,240
Neuberger Berman CLO XXII Ltd.
(a)(b)
:
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/17/30 .... 800 799,997
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/30 .... 1,000 993,311
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/27 .... 3,400 3,392,129
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.12%, 10/17/27 .... 600 597,004
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30 .... 14,850 14,789,222
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 10/18/30 .... 1,500 1,494,188
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.84%, 01/15/30
(a)(b)
.... 1,000 968,245
Neuberger Berman Loan Advisers CLO 32 Ltd.,
Series 2019-32A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/19/32
(a)(b)
.... 1,000 1,001,198
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/20/33
(a)(b)
.... 665 667,048
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 07/20/31
(a)(b)
.... 1,563 1,565,122
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.32%, 12/21/29
(a)(b)
................ 4,750 4,738,931
Oak Hill Credit Partners X-R Ltd.
(a)(b)
:
Series 2014-10RA, Class B, (LIBOR USD 3
Month + 1.75%), 1.97%, 12/12/30 .... 2,150 2,152,125
Series 2014-10RA, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 12/12/30 .... 1,300 1,299,992
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
816 839,054
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,815 3,606,347
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
394 291,346
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
48 50,695
OCP CLO Ltd.
(a)(b)
:
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.48%, 10/17/30 .... 10,800 10,803,462
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.94%, 10/17/30 .... 7,500 7,499,970
Series 2014-6A, Class BR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/30 .... 2,700 2,677,000
Series 2015-8A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.02%, 04/17/27 .... 3,000 2,999,971
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.94%, 07/15/27 .... 2,000 1,972,206
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.81%, 10/26/27 .... 1,000 982,380
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.48%, 10/26/30 ... 1,000 1,001,489
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.22%, 10/18/28 .... 1,000 978,573
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/20/31 .... 1,000 1,000,057
Series 2019-17A, Class C1, (LIBOR USD 3
Month + 2.55%), 2.77%, 07/20/32 .... 2,500 2,505,462
Series 2019-17A, Class D, (LIBOR USD 3
Month + 3.95%), 4.17%, 07/20/32 .... 1,500 1,502,187

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-18A, Class A, (LIBOR USD 3
Month + 1.80%), 2.02%, 04/20/30 .... USD 2,750 $ 2,755,375
Series 2020-19A, Class A1, (LIBOR USD 3
Month + 1.75%), 2.07%, 07/20/31 .... 1,000 1,002,627
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 347,958
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 223,940
Series 2019-3X, Class E, (EURIBOR 3
Month + 5.75%), 5.75%, 04/20/30 .... 400 481,831
Octagon Investment Partners 26 Ltd.
(a)
:
Series 2016-1, Class AR, 3.09%, 04/20/31 . USD 1,250 1,195,269
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/15/30
(b)
... 6,000 5,907,960
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.34%, 07/15/30
(a)(b)
.......... 1,500 1,478,456
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.46%, 10/24/30
(a)(b)
......... 4,000 3,983,006
Octagon Investment Partners 30 Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.54%, 03/17/30 .... 2,625 2,625,604
Series 2017-1A, Class C, (LIBOR USD 3
Month + 3.50%), 3.72%, 03/17/30 .... 750 746,698
Octagon Investment Partners 31 Ltd., Series
2017-1A, Class D, (LIBOR USD 3 Month +
3.70%), 3.92%, 07/20/30
(a)(b)
.......... 1,250 1,250,241
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.62%, 01/20/30
(a)(b)
.......... 2,000 1,974,175
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 01/20/31
(a)(b)
.......... 1,000 953,190
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 1.96%, 07/25/30
(a)(b)
.......... 5,250 5,121,114
Octagon Investment Partners 42 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3 Month +
1.95%), 2.19%, 04/15/31
(a)(b)
.......... 1,500 1,503,139
Octagon Investment Partners XXI Ltd., Series
2014-1A, Class A2RR, (LIBOR USD 3 Month
+ 1.90%), 2.12%, 02/14/31
(a)(b)
......... 2,500 2,483,192
Octagon Loan Funding Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.40%, 11/18/31 .... 13,212 13,172,005
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.92%, 11/18/31 .... 1,500 1,489,248
OHA Credit Funding 3 Ltd.
(a)(b)
:
Series 2019-3A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.54%, 07/20/32 .... 8,000 8,007,530
Series 2019-3A, Class D, (LIBOR USD 3
Month + 3.55%), 3.77%, 07/20/32 .... 2,500 2,501,743
OHA Credit Funding 4 Ltd.
(a)(b)
:
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 10/22/32 .... 11,500 11,511,505
Series 2019-4A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 10/22/32 .... 2,000 2,005,929
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 10/22/32 .... 2,000 2,003,900
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.17%, 01/20/32
(a)(b)
................ 400 397,969
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XII Ltd., Series 2015-12A,
Class DR, (LIBOR USD 3 Month + 2.90%),
3.11%, 07/23/30
(a)(b)
................ USD 1,000 $ 963,144
OHA Credit Partners XIV Ltd.
(a)(b)
:
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 1.71%, 01/21/30 .... 1,000 989,658
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 2.01%, 01/21/30 .... 2,000 1,959,505
OHA Loan Funding Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.56%, 11/15/32 .... 23,875 23,899,102
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.87%, 11/15/32 .... 500 501,536
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.22%, 11/15/32 .... 1,500 1,506,567
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.97%,
04/17/31
(a)(b)
..................... 1,400 1,396,322
OZLM XIV Ltd., Series 2015-14A, Class A1AR,
(LIBOR USD 3 Month + 1.16%), 1.40%,
01/15/29
(a)(b)
..................... 7,000 6,978,148
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.46%,
11/22/30
(a)(b)
..................... 10,000 9,983,332
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30
(a)
..... EUR 238 283,388
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30
(a)
.... 148 174,607
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class A2RR, (LIBOR USD
3 Month + 1.75%), 1.97%, 10/17/31 ... USD 1,350 1,351,510
Series 2013-2A, Class AARR, (LIBOR USD
3 Month + 1.20%), 1.42%, 10/17/31 ... 500 497,995
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/31 .... 1,300 1,299,992
Series 2013-2A, Class CRR, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/31 .... 1,800 1,799,977
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/17/31 .... 500 490,017
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 2.25%), 2.46%, 05/21/29 .... 3,000 2,999,972
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 3.15%), 3.36%, 05/21/29 .... 4,100 4,030,541
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.32%, 07/20/30 .... 8,000 7,991,049
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.97%, 07/20/30 .... 1,400 1,377,205
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.67%, 04/18/31 .... 10,000 9,816,122
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/18/31 .... 2,000 1,952,684
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.33%, 07/16/31 .... 8,000 7,999,984
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.88%, 07/16/31 .... 1,000 992,556
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.56%, 11/14/32 .... 7,000 7,035,241
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/14/32 .... 7,000 7,062,822
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.87%, 11/14/32 .... 2,500 2,507,700
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.97%, 11/14/32 .... 1,500 1,503,161
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 2.64%), 2.86%, 04/20/29
(c)
... 3,500 3,517,500

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 04/20/27 .... USD 7,500 $ 7,492,225
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.37%, 04/20/27 .... 5,000 4,999,937
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.82%, 08/20/27 .... 2,500 2,495,485
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.47%, 04/20/28 .... 2,000 1,999,986
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 2.01%, 08/23/31 .... 2,600 2,588,468
Series 2018-1A, Class A1A, (LIBOR USD 3
Month + 1.28%), 1.50%, 10/20/31 .... 2,000 1,999,995
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.07%, 05/15/32 .... 2,500 2,500,982
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 27,477 28,076,696
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,430,388
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 3,050,052
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,801,324
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,598,535
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,487,565
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.45%, 10/15/30
(a)(b)
................ 12,434 12,430,880
Regata XII Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.56%, 10/15/32 .... 21,000 21,072,091
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.99%, 10/15/32 .... 1,000 1,003,802
Regatta Funding LP
(a)(b)
:
Series 2013-2A, Class A2R2, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/29 .... 2,500 2,488,028
Series 2013-2A, Class BR2, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/29 .... 5,000 5,002,219
Series 2013-2A, Class CR2, (LIBOR USD 3
Month + 3.70%), 3.94%, 01/15/29 .... 4,500 4,489,380
Regatta IX Funding Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 04/17/30 .... 10,000 10,012,436
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.67%, 04/17/30 .... 1,000 1,001,019
Regatta VI Funding Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.05%), 2.27%,
07/20/28
(a)(b)
..................... 1,000 993,962
Regatta VII Funding Ltd.
(a)(b)
:
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 12/20/28 .... 750 743,412
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 2.99%, 12/20/28 .... 1,000 970,671
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
................ 3,500 3,500,004
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
01/17/31
(a)(b)
..................... 1,500 1,470,076
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
................ 1,250 1,242,755
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.51%, 10/25/31
(a)(b)
................ USD 1,000 $ 987,290
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.29%, 01/15/33 .... 6,700 6,723,180
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 .... 1,000 1,004,176
Riserva CLO Ltd., Series 2016-3A, Class DR,
(LIBOR USD 3 Month + 3.45%), 3.67%,
10/18/28
(a)(b)
..................... 1,500 1,490,748
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.32%, 05/20/31 .... 7,000 6,997,357
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.94%, 05/20/31 .... 1,000 999,994
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.38%, 10/20/31 .... 3,500 3,495,715
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 10/20/31 .... 1,125 1,126,115
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/20/31 .... 700 695,058
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/31 .... 600 599,993
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/20/32 .... 3,000 2,999,987
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.27%, 04/20/32 .... 3,000 3,004,653
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.75%), 2.97%, 04/20/32 .... 2,500 2,504,030
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 04/20/32 .... 2,000 2,002,300
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.33%), 1.55%, 08/20/32 .... 6,500 6,506,257
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 08/20/32 .... 1,000 1,002,020
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31
(a)
........... EUR 300 356,507
RR 5 Ltd.
(a)(b)
:
Series 2018-5A, Class B, (LIBOR USD 3
Month + 2.25%), 2.49%, 10/15/31 .... USD 1,250 1,244,642
Series 2018-5A, Class C, (LIBOR USD 3
Month + 3.10%), 3.34%, 10/15/31 .... 1,200 1,168,207
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR
USD 3 Month + 1.25%), 1.49%, 04/15/30
(a)(b)
11,500 11,500,009
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.59%, 01/15/33
(a)(b)
3,700 3,709,666
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.12%, 04/20/29
(a)(b)
................ 2,000 1,958,888
Sound Point CLO II Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.07%),
1.28%, 01/26/31
(a)(b)
................ 3,400 3,385,392
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.39%, 10/26/31
(a)(b)
................ 6,600 6,580,512
Sound Point CLO XXII Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month + 1.37%),
1.59%, 01/20/32
(a)(b)
................ 4,000 3,999,989
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.52%, 01/25/32
(a)(b)
................ 1,500 1,500,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (LIBOR USD 3 Month + 1.15%),
1.37%, 04/18/31
(a)(b)
................ 6,000 5,980,078

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.84%,
01/15/30
(a)(b)
..................... USD 1,700 $ 1,653,286
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
:
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.47%, 10/25/36 .... 7,388 5,861,935
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.38%, 01/25/37
(b)
.. 1,797 1,228,573
Symphony CLO XXI Ltd., Series 2019-21A,
Class D, (LIBOR USD 3 Month + 3.65%),
3.89%, 07/15/32
(a)(b)
................ 750 749,509
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.22%, 01/20/29
(a)(b)
................ 575 571,111
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.26%, 07/29/29 .... 5,700 5,658,398
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.36%, 07/29/29 .... 6,250 6,069,599
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.38%,
01/16/31
(a)(b)
..................... 10,000 9,965,331
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.92%,
01/20/32
(a)(b)
..................... 1,000 999,996
TICP CLO IX Ltd.
(a)(b)
:
Series 2017-9A, Class A, (LIBOR USD 3
Month + 1.14%), 1.36%, 01/20/31 .... 4,750 4,743,038
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 1.82%, 01/20/31 .... 1,000 1,000,049
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.37%,
07/17/31
(a)(b)
..................... 2,500 2,475,207
TICP CLO VI Ltd.
(a)(b)
:
Series 2016-6A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.44%, 01/15/29 .... 20,900 20,900,031
Series 2016-6A, Class CR, (LIBOR USD 3
Month + 2.30%), 2.54%, 01/15/29 .... 500 499,247
TICP CLO VII Ltd.
(a)(b)
:
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 .... 2,000 1,999,993
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 04/15/33 .... 5,500 5,479,873
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.44%, 04/15/33 .... 4,000 3,999,958
TICP CLO VIII Ltd.
(a)(b)
:
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/20/30 .... 3,000 2,973,993
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/30 .... 1,000 999,988
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/20/31 .... 8,545 8,534,563
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/20/31 .... 3,500 3,489,138
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.27%, 10/20/31 .... 1,100 1,099,987
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR USD 3
Month + 1.11%), 1.35%, 01/15/31 .... 7,800 7,766,344
Series 2018-12A, Class C, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/31 .... 500 494,321
Series 2018-12A, Class D, (LIBOR USD 3
Month + 2.80%), 3.04%, 01/15/31 .... 1,000 988,776
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XIII Ltd.
(a)(b)
:
Series 2019-13A, Class B, (LIBOR USD 3
Month + 1.85%), 2.09%, 07/15/32 .... USD 2,250 $ 2,249,991
Series 2019-13A, Class C, (LIBOR USD 3
Month + 2.50%), 2.74%, 07/15/32 .... 1,000 1,000,310
Series 2019-13A, Class D, (LIBOR USD 3
Month + 3.45%), 3.69%, 07/15/32 .... 1,000 1,000,701
TICP CLO XIV Ltd.
(a)(b)
:
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.56%, 10/20/32 .... 7,000 7,003,464
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.92%, 10/20/32 .... 3,250 3,258,246
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.87%, 10/20/28
(a)(b)
................ 1,000 983,179
Tricon American Homes Trust, Series 2019-
SFR1, Class E, 3.40%, 03/17/38
(b)
...... 7,000 7,213,035
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.12%,
04/20/31
(a)(b)
..................... 1,500 1,441,021
Voya CLO Ltd.
(a)(b)
:
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/18/31 .... 1,000 982,177
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.32%, 07/14/31 .... 500 494,428
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.41%, 10/18/31 .... 500 498,512
Series 2017-3A, Class C, (LIBOR USD 3
Month + 3.55%), 3.77%, 07/20/30 .... 900 882,938
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.29%, 07/25/37
(a)(b)
2,545 2,368,384
Washington Mutual Asset-Backed
CertificatesTrust , Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.30%,
10/25/36
(a)
...................... 16,888 14,035,135
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.57%, 07/20/30
(a)(b)
................ 3,800 3,809,828
Westcott Park CLO Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.47%,
07/20/28
(a)(b)
..................... 500 499,997
York CLO 1 Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.12%), 1.34%, 10/22/29 .... 9,800 9,761,353
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/22/29 .... 2,100 2,084,235
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/22/29 .... 1,800 1,782,973
Series 2014-1A, Class DRR, (LIBOR USD 3
Month + 3.01%), 3.23%, 10/22/29 .... 2,800 2,733,032
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/22/31
(a)(b)
..................... 7,660 7,629,712
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.82%,
10/20/29
(a)(b)
..................... 2,000 2,000,941
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.59%,
01/22/33
(a)(b)
..................... 3,000 3,018,917
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.67%,
04/20/32
(a)(b)
..................... 2,160 2,159,987
Total Asset-Backed Securities — 8.9%
(Cost: $1,548,282,792) ............................ 1,542,582,096

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 21.8%
Aerospace & Defense — 0.3%
BAE Systems plc .................... 3,035,656 $ 20,244,103
Boeing Co. (The) .................... 5,746 1,229,989
General Dynamics Corp. ............... 2,495 371,306
Howmet Aerospace, Inc. ............... 4,186 119,468
Huntington Ingalls Industries, Inc. ......... 447 76,204
L3Harris Technologies, Inc. ............. 2,268 428,697
Lockheed Martin Corp. ................ 60,807 21,585,269
Northrop Grumman Corp. .............. 1,665 507,359
Raytheon Technologies Corp. ........... 153,207 10,955,833
Singapore Technologies Engineering Ltd.
(e)
.. 134,200 388,385
Teledyne Technologies, Inc.
(f)
............ 409 160,320
Textron, Inc. ....................... 2,487 120,197
TransDigm Group, Inc.
(f)
............... 592 366,359
56,553,489
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ....... 56,999 126,870
Blue Dart Express Ltd.
(f)
............... 2,247 126,155
CH Robinson Worldwide, Inc. ........... 2,027 190,274
Deutsche Post AG (Registered) .......... 172,513 8,545,565
DSV Panalpina A/S .................. 38,207 6,421,137
Expeditors International of Washington, Inc. .. 52,668 5,009,253
FedEx Corp. ....................... 3,494 907,112
SF Holding Co. Ltd., Class A ............ 27,371 371,416
Sinotrans Ltd., Class H ................ 233,000 84,796
United Parcel Service, Inc., Class B ....... 7,732 1,302,069
Yunda Holding Co. Ltd., Class A .......... 40,400 97,693
ZTO Express Cayman, Inc., ADR ......... 17,327 505,255
23,687,595
Airlines — 0.1%
Alaska Air Group, Inc. ................. 1,332 69,264
American Airlines Group, Inc. ............ 6,643 104,760
Copa Holdings SA, Class A ............. 114,862 8,870,792
Delta Air Lines, Inc. .................. 7,174 288,467
InterGlobe Aviation Ltd.
(b)(f)
.............. 338,631 8,003,328
Southwest Airlines Co. ................ 6,475 301,800
United Airlines Holdings, Inc.
(f)
........... 3,128 135,286
17,773,697
Auto Components — 0.0%
Aptiv plc .......................... 9,978 1,300,034
BorgWarner, Inc. .................... 43,649 1,686,597
Bridgestone Corp. ................... 15,900 521,454
Cheng Shin Rubber Industry Co. Ltd. ...... 181,000 284,186
Cie Generale des Etablissements Michelin SCA 5,094 655,887
Hyundai Mobis Co. Ltd.
(f)
............... 953 224,304
Magna International, Inc. ............... 19,108 1,352,677
6,025,139
Automobiles — 0.3%
Astra International Tbk . PT ............. 28,740,200 12,353,143
Bayerische Motoren Werke AG .......... 12,701 1,120,947
BYD Co. Ltd., Class H ................ 12,000 315,939
Ford Motor Co. ..................... 42,523 373,777
Geely Automobile Holdings Ltd. .......... 3,445,000 11,796,039
General Motors Co. .................. 13,932 580,129
Honda Motor Co. Ltd. ................. 6,400 180,584
Maruti Suzuki India Ltd. ............... 99,243 10,412,429
Mazda Motor Corp. .................. 34,600 231,609
Renault SA
(f)
....................... 1,051 46,004
Subaru Corp. ...................... 8,000 160,071
Tesla, Inc.
(f)
........................ 8,210 5,793,551
Toyota Motor Corp. .................. 8,800 679,097
44,043,319
Security
Shares
Shares Value
Banks — 1.4%
Abu Dhabi Commercial Bank PJSC ....... 110,017 $ 186,200
Agricultural Bank of China Ltd., Class A ..... 847,800 409,605
Agricultural Bank of China Ltd., Class H ..... 6,016,000 2,203,311
Al Rajhi Bank ...................... 123,197 2,416,915
Alinma Bank
(f)
...................... 33,860 146,003
AMMB Holdings Bhd. ................. 385,500 350,342
Arab National Bank .................. 57,615 308,901
Axis Bank Ltd.
(f)
..................... 1,383,247 11,774,099
Banco Santander SA ................. 4,041 12,601
Bandhan Bank Ltd.
(b)(f)
................. 1,809,202 9,985,692
Bank AlBilad ....................... 58,494 442,189
Bank Al- Jazira ...................... 95,620 348,077
Bank Hapoalim BM
(f)
.................. 16,029 110,091
Bank Mandiri Persero Tbk . PT ........... 35,524,700 16,030,495
Bank of America Corp. ................ 82,925 2,513,457
Bank of China Ltd., Class A ............. 277,600 135,794
Bank of China Ltd., Class H ............. 11,581,000 3,919,633
Bank of Communications Co. Ltd., Class A ... 411,300 283,478
Bank of Communications Co. Ltd., Class H .. 2,118,000 1,120,340
Bank of Montreal .................... 2,404 182,779
Bank of Nova Scotia (The) .............. 17,538 947,925
Bank of Shanghai Co. Ltd., Class A ........ 198,100 239,022
Bank of the Philippine Islands ........... 2,346,160 3,970,315
Banque Saudi Fransi ................. 34,860 293,793
BDO Unibank , Inc. ................... 164,110 365,384
BNP Paribas SA
(f)
................... 70,325 3,712,611
BOC Hong Kong Holdings Ltd. ........... 862,000 2,612,917
Canadian Imperial Bank of Commerce ..... 7,058 602,833
China CITIC Bank Corp. Ltd., Class H ...... 1,685,000 715,762
China Construction Bank Corp., Class H .... 19,625,000 14,802,725
China Everbright Bank Co. Ltd., Class A .... 182,000 111,756
China Everbright Bank Co. Ltd., Class H .... 487,000 185,733
China Minsheng Banking Corp. Ltd., Class A . 727,500 581,937
China Minsheng Banking Corp. Ltd., Class H . 681,500 388,488
CIMB Group Holdings Bhd. ............. 1,130,000 1,209,846
Citigroup, Inc. ...................... 72,996 4,500,933
Citizens Financial Group, Inc. ........... 398,734 14,258,728
Comerica, Inc. ...................... 1,600 89,376
Commercial Bank PSQC (The) ........... 131,633 157,257
Commercial International Bank Egypt SAE ... 1,060,089 4,003,937
Credicorp Ltd. ...................... 13,355 2,190,487
Credit Agricole SA
(f)
.................. 17,445 220,538
CTBC Financial Holding Co. Ltd. ......... 3,517,000 2,468,483
DBS Group Holdings Ltd. .............. 505,900 9,587,175
Dubai Islamic Bank PJSC .............. 485,428 611,472
E.Sun Financial Holding Co. Ltd. ......... 2,570,138 2,339,287
Erste Group Bank AG ................. 221,874 6,758,890
Fifth Third Bancorp .................. 8,026 221,277
FinecoBank Banca Fineco SpA
(f)
......... 416,737 6,872,835
First Abu Dhabi Bank PJSC ............. 338,025 1,191,977
First Financial Holding Co. Ltd. ........... 2,838,560 2,160,052
First Republic Bank .................. 1,921 282,253
Grupo Financiero Banorte SAB de CV, Class
O
(f)
........................... 1,651,167 9,098,242
Hang Seng Bank Ltd. ................. 8,100 139,790
HDFC Bank Ltd.
(f)
................... 24,808 488,630
HDFC Bank Ltd., ADR
(f)
............... 2,034 146,977
Hong Leong Bank Bhd. ................ 83,200 376,857
Hong Leong Financial Group Bhd. ........ 18,200 81,890
HSBC Holdings plc .................. 202,069 1,043,735
Hua Nan Financial Holdings Co. Ltd. ....... 937,000 609,111
Huaxia Bank Co. Ltd., Class A ........... 422,640 406,448
Huntington Bancshares, Inc. ............ 12,248 154,692
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 20,180,000 12,965,441

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Banks (continued)
Industrial Bank Co. Ltd., Class A .......... 65,052 $ 208,943
Japan Post Bank Co. Ltd. .............. 68,200 560,579
JPMorgan Chase & Co. ............... 33,109 4,207,161
Kasikornbank PCL, NVDR .............. 88,400 333,320
KeyCorp .......................... 10,841 177,901
Komercni banka A/S
(f)
................. 31,878 974,683
Krung Thai Bank PCL, NVDR ........... 331,800 122,834
Kuwait Finance House KSCP ............ 595,073 1,326,082
Lloyds Banking Group plc .............. 797,216 397,458
M&T Bank Corp. .................... 104,856 13,348,169
Malayan Banking Bhd. ................ 2,902,200 6,109,688
Masraf Al Rayan QSC ................. 303,930 373,605
Mega Financial Holding Co. Ltd. .......... 1,956,000 2,076,072
Moneta Money Bank A/S
(b)(f)
............. 44,965 142,461
Nordea Bank Abp ................... 794,695 6,512,836
Oversea-Chinese Banking Corp. Ltd. ...... 21,800 166,127
People's United Financial, Inc. ........... 4,768 61,650
PNC Financial Services Group, Inc. (The) ... 4,700 700,300
Postal Savings Bank of China Co. Ltd., Class A 487,800 358,757
Postal Savings Bank of China Co. Ltd., Class
H
(b)
........................... 1,339,000 756,615
Public Bank Bhd. .................... 370,700 1,900,801
Qatar International Islamic Bank QSC ...... 93,964 230,549
Qatar Islamic Bank SAQ ............... 79,060 367,055
Qatar National Bank QPSC ............. 178,739 864,339
Raiffeisen Bank International AG
(f)
......... 2,753 55,945
Regions Financial Corp. ............... 14,790 238,415
Resona Holdings, Inc. ................ 18,200 63,714
RHB Bank Bhd. ..................... 1,138,800 1,545,373
Royal Bank of Canada ................ 26,448 2,173,145
Samba Financial Group ............... 25,520 207,891
Sberbank of Russia PJSC, ADR .......... 562,650 8,134,922
Shanghai Pudong Development Bank Co. Ltd.,
Class A ........................ 96,000 142,952
Shinhan Financial Group Co. Ltd., ADR ..... 3,316 98,684
SinoPac Financial Holdings Co. Ltd. ....... 237,000 96,676
Standard Chartered plc ................ 67,738 430,132
Sumitomo Mitsui Financial Group, Inc. ...... 7,300 226,286
Sumitomo Mitsui Trust Holdings, Inc. ....... 19,900 614,009
SVB Financial Group
(f)
................ 586 227,268
Taishin Financial Holding Co. Ltd. ......... 1,235,806 583,692
Taiwan Cooperative Financial Holding Co. Ltd. 1,379,601 1,000,322
Toronto-Dominion Bank (The) ........... 16,508 932,717
Truist Financial Corp. ................. 22,444 1,075,741
United Overseas Bank Ltd. ............. 485,900 8,281,882
US Bancorp ....................... 17,881 833,076
Wells Fargo & Co. ................... 140,795 4,249,193
Zions Bancorp NA ................... 1,913 83,101
240,620,940
Beverages — 0.2%
Ambev SA
(f)
....................... 89,351 270,120
Ambev SA, ADR
(f)
................... 246,691 754,875
Arca Continental SAB de CV ............ 50,539 241,679
Brown-Forman Corp., Class B ........... 1,967 156,239
China Resources Beer Holdings Co. Ltd. .... 106,000 974,756
Cia Cervecerias Unidas SA ............. 10,472 77,335
Coca-Cola Bottlers Japan Holdings, Inc. .... 9,200 143,707
Coca-Cola Co. (The) ................. 217,924 11,950,952
Coca-Cola Femsa SAB de CV ........... 305,581 1,407,397
Constellation Brands, Inc., Class A ........ 1,814 397,357
Diageo plc ........................ 148,607 5,880,195
Fraser & Neave Holdings Bhd. ........... 11,000 87,857
Heineken NV ...................... 53,941 6,011,126
Molson Coors Beverage Co., Class B ...... 39,512 1,785,547
Monster Beverage Corp.
(f)
.............. 4,059 375,376
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ...................... 15,026 $ 2,228,356
Suntory Beverage & Food Ltd. ........... 10,900 386,071
33,128,945
Biotechnology — 0.2%
3SBio, Inc.
(b)(f)
...................... 101,500 92,661
AbbVie, Inc. ....................... 160,796 17,229,292
Alexion Pharmaceuticals, Inc.
(f)
........... 7,693 1,201,954
Amgen, Inc. ....................... 7,459 1,714,973
BeiGene Ltd., ADR
(f)
.................. 2,172 561,223
Biogen, Inc.
(f)
....................... 1,665 407,692
China Biologic Products Holdings, Inc.
(f)
..... 5,112 603,778
CSL Ltd. .......................... 275 60,086
Gilead Sciences, Inc. ................. 73,120 4,259,971
Incyte Corp.
(f)
...................... 2,119 184,311
Jinyu Bio-Technology Co. Ltd., Class A ..... 53,600 172,143
Regeneron Pharmaceuticals, Inc.
(f)
........ 1,153 557,026
Vertex Pharmaceuticals, Inc.
(f)
........... 12,430 2,937,706
Walvax Biotechnology Co. Ltd., Class A ..... 845,900 5,009,349
34,992,165
Building Products — 0.1%
Allegion plc ........................ 10,613 1,235,141
AO Smith Corp. ..................... 11,654 638,872
Carrier Global Corp. .................. 328,554 12,393,057
Cie de Saint-Gobain .................. 3,424 157,478
Daikin Industries Ltd. ................. 400 88,987
Fortune Brands Home & Security, Inc. ...... 1,512 129,609
Johnson Controls International plc ........ 38,775 1,806,527
Kingspan Group plc .................. 3,966 278,107
Lennox International, Inc. .............. 3,536 968,758
Masco Corp. ....................... 6,719 369,075
Trane Technologies plc ................ 4,851 704,171
Xinyi Glass Holdings Ltd. .............. 20,000 55,941
Zhejiang Weixing New Building Materials Co.
Ltd., Class A ..................... 22,000 63,356
18,889,079
Capital Markets — 0.1%
Ameriprise Financial, Inc. .............. 1,267 246,216
Bank of New York Mellon Corp. (The) ...... 28,345 1,202,962
Bursa Malaysia Bhd. ................. 203,200 420,384
Cboe Global Markets, Inc. .............. 8,050 749,616
Charles Schwab Corp. (The) ............ 16,328 866,037
CME Group, Inc. .................... 3,970 722,738
FactSet Research Systems, Inc. .......... 348 115,710
Franklin Resources, Inc. ............... 3,563 89,039
Goldman Sachs Group, Inc. (The) ........ 3,791 999,725
Huatai Securities Co. Ltd., Class A ........ 364,013 1,008,508
Intercontinental Exchange, Inc. .......... 6,222 717,334
Invesco Ltd. ....................... 7,483 130,429
MarketAxess Holdings, Inc. ............. 426 243,059
Moody's Corp. ...................... 3,954 1,147,609
Morgan Stanley ..................... 15,722 1,077,429
MSCI, Inc. ........................ 936 417,952
Nasdaq, Inc. ....................... 1,317 174,819
Northern Trust Corp. .................. 2,383 221,953
Raymond James Financial, Inc. .......... 1,460 139,678
S&P Global, Inc. .................... 2,654 872,449
State Street Corp. ................... 3,957 287,990
T. Rowe Price Group, Inc. .............. 2,539 384,379
TMX Group Ltd. ..................... 3,200 319,623
12,555,638
Chemicals — 0.3%
Air Products & Chemicals, Inc. ........... 2,388 652,449
Akzo Nobel NV ..................... 25,930 2,783,186

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Chemicals (continued)
Albemarle Corp. .................... 1,158 $ 170,828
Asian Paints Ltd. .................... 71,920 2,724,209
Celanese Corp. ..................... 1,240 161,126
CF Industries Holdings, Inc. ............. 2,345 90,775
Corteva , Inc. ....................... 8,087 313,129
Croda International plc ................ 3,637 327,075
Dow, Inc. ......................... 8,065 447,608
DuPont de Nemours, Inc. .............. 11,589 824,094
Eastman Chemical Co. ................ 1,480 148,414
Ecolab, Inc. ....................... 2,691 582,225
FMC Corp. ........................ 1,944 223,424
Givaudan SA (Registered) .............. 907 3,837,356
Grand Pacific Petrochemical
(f)
........... 105,000 88,925
International Flavors & Fragrances, Inc.
(e)
.... 11,885 1,293,563
Johnson Matthey plc ................. 16,041 531,449
Linde plc ......................... 5,684 1,497,791
LyondellBasell Industries NV, Class A ...... 2,789 255,640
Mesaieed Petrochemical Holding Co. ...... 70,782 39,323
Mosaic Co. (The) .................... 3,836 88,266
Nan Ya Plastics Corp. ................. 189,000 484,199
Nippon Paint Holdings Co. Ltd. ........... 1,400 153,835
Nitto Denko Corp. ................... 1,900 170,202
PhosAgro PJSC, GDR ................ 41,969 572,348
Pidilite Industries Ltd. ................. 31,769 768,572
PPG Industries, Inc. .................. 11,421 1,647,137
Saudi Basic Industries Corp. ............ 89,247 2,413,406
Sherwin-Williams Co. (The) ............. 1,735 1,275,069
Shin Foong Specialty & Applied Materials Co.
Ltd. ........................... 19,000 100,531
Sika AG (Registered) ................. 51,350 13,997,663
Sociedad Quimica y Minera de Chile SA, ADR 259,528 12,740,230
Supreme Industries Ltd. ............... 2,413 53,814
Yanbu National Petrochemical Co. ........ 27,034 460,408
51,918,269
Commercial Services & Supplies — 0.0%
Brambles Ltd. ...................... 26,760 219,493
Cintas Corp. ....................... 1,096 387,392
Copart , Inc.
(f)
....................... 10,502 1,336,379
Dai Nippon Printing Co. Ltd. ............ 36,000 647,555
Preston Holdings LLC
(c)(f)
............... 24,388 73,164
Rentokil Initial plc .................... 45,872 319,828
Republic Services, Inc. ................ 2,313 222,742
Ritchie Bros Auctioneers, Inc. ........... 2,119 147,293
Rollins, Inc. ........................ 2,571 100,449
S-1 Corp.
(f)
........................ 854 66,869
Toppan Printing Co. Ltd. ............... 8,000 112,973
Waste Management, Inc. ............... 4,226 498,372
4,132,509
Communications Equipment — 0.1%
Arcadyan Technology Corp. ............. 119,000 398,203
Arista Networks, Inc.
(f)
................. 589 171,146
Cisco Systems, Inc. .................. 366,521 16,401,815
F5 Networks, Inc.
(f)
................... 708 124,565
Hengtong Optic-electric Co. Ltd., Class A .... 52,300 112,665
Juniper Networks, Inc. ................ 15,829 356,311
Motorola Solutions, Inc. ............... 1,874 318,692
PCL Technologies, Inc. ................ 20,000 81,381
17,964,778
Construction & Engineering — 0.1%
Bouygues SA ...................... 160,630 6,606,388
Jacobs Engineering Group, Inc. .......... 1,420 154,723
Mcdermott International Ltd.
(f)
............ 165,884 134,366
Quanta Services, Inc. ................. 1,542 111,055
Security
Shares
Shares Value
Construction & Engineering (continued)
Vinci SA .......................... 91,712 $ 9,135,378
16,141,910
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 1,552,000 9,726,484
BBMG Corp., Class H ................. 269,000 52,085
Martin Marietta Materials, Inc. ........... 675 191,680
Shree Cement Ltd. ................... 638 209,819
Siam Cement PCL (The), NVDR .......... 62,500 788,437
Ssangyong Cement Industrial Co. Ltd. ...... 11,207 69,027
Taiwan Cement Corp. ................. 174,824 269,158
Vulcan Materials Co. ................. 1,469 217,867
11,524,557
Consumer Finance — 0.1%
American Express Co. ................ 7,195 869,947
Arrow Global Group plc ................ 154,997 433,350
Capital One Financial Corp. ............. 6,325 625,226
Cembra Money Bank AG ............... 29,058 3,519,533
Discover Financial Services ............. 3,316 300,198
Kaspi.KZ JSC, GDR
(f)
................. 151,222 10,146,996
Synchrony Financial .................. 6,275 217,805
16,113,055
Containers & Packaging — 0.1%
Amcor plc ......................... 16,680 196,324
Amcor plc, CDI ..................... 615,828 7,313,094
Avery Dennison Corp. ................. 915 141,926
Ball Corp. ......................... 3,696 344,393
International Paper Co. ................ 239,753 11,920,519
Packaging Corp. of America ............ 1,096 151,149
Sealed Air Corp. .................... 1,662 76,103
WestRock Co. ...................... 2,753 119,838
20,263,346
Distributors — 0.1%
Genuine Parts Co. ................... 74,446 7,476,612
LKQ Corp.
(f)
....................... 3,039 107,094
Pool Corp. ........................ 995 370,638
7,954,344
Diversified Consumer Services — 0.0%
Fu Shou Yuan International Group Ltd. ..... 245,000 230,291
New Oriental Education & Technology Group,
Inc., ADR
(f)
...................... 6,944 1,290,265
Offcn Education Technology Co. Ltd., Class A . 62,100 335,814
TAL Education Group, ADR
(f)
............ 7,580 542,046
2,398,416
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(f)
........ 21,089 4,889,906
Diversified Telecommunication Services — 0.4%
AT&T, Inc. ......................... 120,724 3,472,022
Cellnex Telecom SA
(b)
................. 196,991 11,829,893
CenturyLink, Inc. .................... 9,569 93,298
China Telecom Corp. Ltd., Class H ........ 2,454,000 676,957
China Tower Corp. Ltd., Class H
(b)
......... 2,524,000 371,385
Chunghwa Telecom Co. Ltd. ............ 566,000 2,195,713
Emirates Telecommunications Group Co. PJSC 94,080 433,365
Hellenic Telecommunications Organization SA 639,970 10,291,107
HKT Trust & HKT Ltd.
(g)
................ 2,506,000 3,250,108
Infrastrutture Wireless Italiane SpA
(b)
....... 26,223 317,888
KT Corp., ADR ..................... 53,474 588,749
Nippon Telegraph & Telephone Corp. ...... 94,000 2,411,946
Ooredoo QPSC ..................... 94,446 192,492
Orange SA ........................ 137,887 1,641,548
PCCW Ltd. ........................ 2,180,000 1,312,792

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Proximus SADP ..................... 35,302 $ 697,332
Rostelecom PJSC
(f)
.................. 229,951 301,672
Saudi Telecom Co. ................... 58,113 1,642,866
Singapore Telecommunications Ltd. ....... 1,340,200 2,340,179
Telecom Italia SpA ................... 777,794 405,282
Telefonica Brasil SA .................. 36,808 330,937
Telefonica Brasil SA, ADR .............. 128,864 1,140,447
Telekom Malaysia Bhd. ................ 345,600 465,405
TELUS Corp. ...................... 1,369,432 27,121,833
Verizon Communications, Inc. ........... 45,035 2,645,806
76,171,022
Electric Utilities — 0.9%
Alliant Energy Corp. .................. 2,673 137,740
American Electric Power Co., Inc. ......... 150,565 12,537,548
AusNet Services .................... 3,285,951 4,453,396
CEZ A/S .......................... 39,755 953,488
CLP Holdings Ltd. ................... 27,000 249,659
Duke Energy Corp. .................. 185,934 17,024,117
Edison International .................. 38,820 2,438,672
EDP - Energias de Portugal SA .......... 2,410,573 15,129,978
Emera, Inc. ........................ 198,986 8,457,179
Enel Americas SA, ADR ............... 12,781 105,060
Enel SpA ......................... 1,803,471 18,349,841
Entergy Corp. ...................... 2,059 205,571
Evergy , Inc. ........................ 2,327 129,172
Eversource Energy .................. 108,134 9,354,672
Exelon Corp. ....................... 10,429 440,312
FirstEnergy Corp. ................... 42,377 1,297,160
Fortis, Inc. ........................ 37,674 1,539,043
Hydro One Ltd.
(b)
.................... 65,875 1,482,692
Iberdrola SA ....................... 1,015,563 14,593,941
Korea Electric Power Corp. ............. 8,967 226,329
NextEra Energy, Inc. ................. 334,670 25,819,790
NRG Energy, Inc. .................... 2,472 92,824
Orsted A/S
(b)
....................... 39,024 7,984,517
Pinnacle West Capital Corp. ............ 1,214 97,059
Power Assets Holdings Ltd. ............. 28,000 151,638
PPL Corp. ........................ 72,520 2,045,064
Southern Co. (The) .................. 11,528 708,165
SSE plc .......................... 23,167 474,534
Tenaga Nasional Bhd. ................ 605,200 1,569,926
Xcel Energy, Inc. .................... 183,667 12,245,079
160,294,166
Electrical Equipment — 0.2%
AMETEK, Inc. ...................... 4,542 549,309
Eaton Corp. plc ..................... 90,409 10,861,737
Emerson Electric Co. ................. 6,478 520,637
Havells India Ltd. .................... 20,507 257,386
Legrand SA ....................... 31,511 2,818,868
Nidec Corp. ....................... 500 63,254
Rockwell Automation, Inc. .............. 2,450 614,485
Schneider Electric SE ................. 100,455 14,518,502
V-Guard Industries Ltd. ................ 34,216 87,406
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 1,977,200 3,810,649
Zhuzhou CRRC Times Electric Co. Ltd., Class
H ............................ 24,000 104,871
34,207,104
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A .............. 3,212 420,033
AU Optronics Corp.
(f)
................. 767,000 383,765
CDW Corp. ........................ 1,561 205,724
Corning, Inc. ....................... 8,165 293,940
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Delta Electronics, Inc. ................. 32,000 $ 300,094
FLIR Systems, Inc. ................... 1,229 53,867
Foxconn Technology Co. Ltd. ............ 101,000 192,403
Hon Hai Precision Industry Co. Ltd. ........ 222,000 727,926
IPG Photonics Corp.
(f)
................. 383 85,712
Keyence Corp. ..................... 1,800 1,012,531
Keysight Technologies, Inc.
(f)
............ 2,012 265,765
Lotes Co. Ltd. ...................... 4,000 67,779
Samsung SDI Co. Ltd. ................ 20,966 12,150,799
Sinbon Electronics Co. Ltd. ............. 37,000 285,233
Synnex Technology International Corp. ..... 621,000 1,040,483
TE Connectivity Ltd. .................. 3,544 429,072
Unimicron Technology Corp. ............ 2,569,000 8,025,996
Venture Corp. Ltd. ................... 23,100 339,658
Vontier Corp.
(f)
...................... 1,468 49,031
WPG Holdings Ltd. .................. 954,000 1,458,565
Zebra Technologies Corp., Class A
(f)
....... 582 223,680
28,012,056
Energy Equipment & Services — 0.0%
Baker Hughes Co. ................... 7,371 153,685
Dialog Group Bhd. ................... 134,100 115,147
Halliburton Co. ..................... 9,510 179,739
National Oilwell Varco, Inc. ............. 4,170 57,254
Schlumberger NV ................... 14,695 320,792
TechnipFMC plc ..................... 4,535 42,629
869,246
Entertainment — 0.1%
Activision Blizzard, Inc. ................ 80,433 7,468,204
Electronic Arts, Inc. .................. 34,564 4,963,390
Live Nation Entertainment, Inc.
(f)
.......... 1,554 114,188
NCSoft Corp.
(f)
...................... 1,932 1,658,721
NetEase , Inc., ADR .................. 7,023 672,593
Netflix, Inc.
(f)
....................... 4,774 2,581,445
Netmarble Corp.
(b)(f)
.................. 837 101,472
Nexon Co. Ltd. ..................... 14,900 459,738
Perfect World Co. Ltd., Class A .......... 23,460 106,512
RS PCL, NVDR ..................... 122,800 70,967
Take-Two Interactive Software, Inc.
(f)
....... 1,229 255,374
Walt Disney Co. (The)
(f)
................ 19,643 3,558,919
22,011,523
Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc. ....... 106,198 18,926,608
Allied Properties REIT ................ 518,245 15,402,002
alstria office REIT-AG ................. 773,619 14,075,035
American Homes 4 Rent, Class A ......... 319,845 9,595,350
American Tower Corp. ................ 37,982 8,525,440
Assura plc ........................ 28,491,401 29,986,551
AvalonBay Communities, Inc. ........... 102,377 16,424,342
Boston Properties, Inc. ................ 167,165 15,802,107
Comforia Residential REIT, Inc. .......... 2,397 6,906,652
Community Healthcare Trust, Inc. ......... 142,118 6,695,179
Cousins Properties, Inc. ............... 745,969 24,989,961
Cromwell European REIT .............. 21,284,400 12,502,974
Crown Castle International Corp. ......... 204,294 32,521,562
Dexus ........................... 3,622,347 26,272,630
Digital Realty Trust, Inc. ............... 191,845 26,764,296
Duke Realty Corp. ................... 4,071 162,718
EPR Properties ..................... 617,692 20,074,990
Equinix , Inc. ....................... 36,553 26,105,422
Equity Residential ................... 3,682 218,269
ESR Kendall Square REIT Co. Ltd.
(f)
....... 2,839,977 13,254,795
Essex Property Trust, Inc. .............. 710 168,568
Extra Space Storage, Inc. .............. 1,406 162,899

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust .......... 645 $ 54,902
Goodman Group .................... 1,830,420 26,756,114
Healthpeak Properties, Inc. ............. 6,025 182,136
Host Hotels & Resorts, Inc. ............. 7,887 115,387
Hudson Pacific Properties, Inc. ........... 442,181 10,621,188
Iron Mountain, Inc. ................... 3,118 91,919
Kenedix Office Investment Corp. ......... 4,461 30,287,489
Kimco Realty Corp. .................. 4,575 68,671
Link REIT
(e)
........................ 1,477,900 13,421,958
LondonMetric Property plc .............. 3,232,512 10,136,500
Mid-America Apartment Communities, Inc. ... 1,180 149,494
NorthWest Healthcare Properties REIT ..... 643,999 6,374,725
Plymouth Industrial REIT, Inc. ........... 260,445 3,906,675
Prologis, Inc. ....................... 337,547 33,639,934
Public Storage ...................... 1,669 385,422
Realty Income Corp. .................. 3,650 226,920
Regency Centers Corp. ............... 1,586 72,306
SBA Communications Corp. ............ 41,195 11,622,345
Secure Income REIT plc ............... 1,776,162 7,286,705
Segro plc ......................... 1,463,374 18,988,374
Simon Property Group, Inc. ............. 3,552 302,915
SL Green Realty Corp. ................ 724 43,136
Spirit Realty Capital, Inc. ............... 478,632 19,226,647
STAG Industrial, Inc. ................. 318,186 9,965,586
Sun Communities, Inc. ................ 157,199 23,886,388
Target Healthcare REIT plc ............. 7,001,766 10,915,403
UDR, Inc. ......................... 2,957 113,637
Ventas, Inc. ....................... 4,026 197,435
VICI Properties, Inc. .................. 615,164 15,686,682
Vornado Realty Trust ................. 1,711 63,889
Welltower , Inc. ...................... 274,792 17,757,059
Weyerhaeuser Co. ................... 8,088 271,191
598,357,482
Food & Staples Retailing — 0.3%
Abdullah Al Othaim Markets Co. .......... 10,297 337,195
Alimentation Couche-Tard, Inc., Class B .... 10,372 353,474
Atacadao SA
(f)
...................... 40,604 151,401
BGF retail Co. Ltd.
(f)
.................. 2,147 268,204
BIM Birlesik Magazalar A/S ............. 64,675 654,155
Carrefour SA ....................... 31,757 543,820
Clicks Group Ltd. .................... 56,791 976,481
Costco Wholesale Corp. ............... 25,389 9,566,067
CP ALL PCL, NVDR
(f)
................. 529,700 1,029,457
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A ........................ 31,700 382,134
Etablissements Franz Colruyt NV ......... 32,260 1,910,223
J Sainsbury plc ..................... 298,403 917,204
Kroger Co. (The) .................... 8,224 261,194
Lawson, Inc. ....................... 15,600 725,962
Loblaw Cos. Ltd. .................... 40,025 1,974,994
Metro, Inc. ........................ 12,632 563,672
President Chain Store Corp. ............ 105,000 996,458
Seven & i Holdings Co. Ltd. ............. 6,200 219,546
Sysco Corp. ....................... 162,291 12,051,730
Walgreens Boots Alliance, Inc. ........... 13,199 526,376
Wal-Mart de Mexico SAB de CV .......... 3,632,237 10,203,374
Walmart, Inc. ....................... 31,860 4,592,619
Wm Morrison Supermarkets plc .......... 878,921 2,126,731
X5 Retail Group NV, GDR .............. 121,966 4,404,088
Yifeng Pharmacy Chain Co. Ltd., Class A .... 15,068 209,238
55,945,797
Food Products — 0.4%
Almarai Co. JSC .................... 25,021 366,627
Archer-Daniels-Midland Co. ............. 6,022 303,569
Security
Shares
Shares Value
Food Products (continued)
Britannia Industries Ltd. ............... 3,215 $ 157,652
Campbell Soup Co. .................. 2,013 97,329
China Feihe Ltd.
(b)
................... 3,086,000 7,241,068
China Mengniu Dairy Co. Ltd.
(f)
........... 1,939,000 11,690,518
Conagra Brands, Inc. ................. 5,258 190,655
Dali Foods Group Co. Ltd.
(b)
............. 469,500 268,346
General Mills, Inc. ................... 12,375 727,650
Henan Shuanghui Investment & Development
Co. Ltd., Class A .................. 70,647 510,614
Hershey Co. (The) ................... 1,540 234,588
Hormel Foods Corp. .................. 3,127 145,750
JM Smucker Co. (The) ................ 8,188 946,533
Kellogg Co. ........................ 22,344 1,390,467
Kraft Heinz Co. (The) ................. 6,978 241,858
Kuala Lumpur Kepong Bhd. ............. 55,200 325,150
Lamb Weston Holdings, Inc. ............ 1,574 123,937
McCormick & Co., Inc. (Non-Voting) ....... 2,650 253,340
Mondelez International, Inc., Class A ....... 26,235 1,533,960
Nestle India Ltd. .................... 6,297 1,587,007
Nestle Malaysia Bhd. ................. 39,400 1,362,255
Nestle SA (Registered) ................ 231,064 27,314,379
NongShim Co. Ltd.
(f)
.................. 1,552 429,033
Orkla ASA ......................... 115,124 1,168,789
PPB Group Bhd. .................... 86,100 396,629
Savola Group (The) .................. 13,678 155,035
Sime Darby Plantation Bhd. ............. 203,300 252,699
Standard Foods Corp. ................ 142,000 309,955
Tingyi Cayman Islands Holding Corp. ...... 130,000 222,366
Toly Bread Co. Ltd., Class A ............ 13,300 120,866
Tyson Foods, Inc., Class A ............. 3,036 195,640
Uni -President China Holdings Ltd. ........ 254,000 258,642
Uni -President Enterprises Corp. .......... 890,000 2,140,607
Want Want China Holdings Ltd. .......... 3,243,000 2,344,634
Wilmar International Ltd. ............... 189,100 665,789
Yakult Honsha Co. Ltd. ................ 2,000 100,864
65,774,800
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 56,620 5,403,247
Beijing Enterprises Holdings Ltd. ......... 63,500 207,375
China Resources Gas Group Ltd. ......... 80,000 425,235
ENN Energy Holdings Ltd. .............. 1,238,900 18,186,684
Hong Kong & China Gas Co. Ltd. ......... 107,000 160,083
Petronas Gas Bhd. ................... 97,800 418,022
Snam SpA ........................ 740,947 4,184,569
Tokyo Gas Co. Ltd. .................. 191,300 4,427,675
33,412,890
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 24,570 2,690,169
ABIOMED, Inc.
(f)
.................... 490 158,858
Align Technology, Inc.
(f)
................ 785 419,488
Ansell Ltd. ........................ 201,095 5,375,691
Baxter International, Inc. ............... 5,474 439,234
Becton Dickinson and Co. .............. 6,782 1,696,992
Boston Scientific Corp.
(f)
............... 15,341 551,509
Cooper Cos., Inc. (The) ............... 536 194,739
Danaher Corp. ..................... 29,645 6,585,340
Dentsply Sirona, Inc. ................. 2,422 126,816
DexCom , Inc.
(f)
..................... 1,023 378,224
Edwards Lifesciences Corp.
(f)
............ 10,117 922,974
Hartalega Holdings Bhd. ............... 57,300 173,433
Hologic , Inc.
(f)
...................... 2,754 200,574
IDEXX Laboratories, Inc.
(f)
.............. 2,425 1,212,185
Intuitive Surgical, Inc.
(f)
................ 1,275 1,043,077

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A .................. 25,820 $ 112,047
Koninklijke Philips NV
(f)
................ 216,736 11,675,037
Medtronic plc ...................... 79,437 9,305,250
ResMed , Inc. ...................... 6,499 1,381,427
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H ..................... 64,000 144,795
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A ..................... 13,918 910,540
STERIS plc ........................ 909 172,292
Stryker Corp. ...................... 3,540 867,442
Supermax Corp. Bhd.
(f)
................ 30,462 45,765
Teleflex, Inc. ....................... 500 205,785
Varian Medical Systems, Inc.
(f)
........... 984 172,210
West Pharmaceutical Services, Inc. ....... 1,005 284,727
Zimmer Biomet Holdings, Inc. ........... 2,216 341,463
47,788,083
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp. ................ 18,100 331,760
AmerisourceBergen Corp. .............. 1,644 160,717
Anthem, Inc. ....................... 3,739 1,200,556
Bangkok Dusit Medical Services PCL, NVDR . 862,600 597,446
Cardinal Health, Inc. .................. 3,038 162,715
Centene Corp.
(f)
..................... 6,293 377,769
Cigna Corp. ....................... 3,899 811,694
CVS Health Corp. ................... 41,738 2,850,705
DaVita, Inc.
(f)
....................... 836 98,146
Dr Lal PathLabs Ltd.
(b)
................ 2,672 84,367
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 3,863 112,237
HCA Healthcare, Inc. ................. 2,873 472,494
Henry Schein, Inc.
(f)
.................. 8,736 584,089
Humana, Inc. ...................... 2,394 982,186
IHH Healthcare Bhd. ................. 333,600 456,758
Laboratory Corp. of America Holdings
(f)
..... 1,055 214,745
McKesson Corp. .................... 5,723 995,344
Medipal Holdings Corp. ................ 8,000 150,442
Notre Dame Intermedica Participacoes SA ... 660,798 10,016,798
Quest Diagnostics, Inc. ................ 2,547 303,526
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 118,000 207,600
Sonic Healthcare Ltd. ................. 224,029 5,550,727
UnitedHealth Group, Inc. ............... 66,155 23,199,235
Universal Health Services, Inc., Class B .... 790 108,625
50,030,681
Health Care Technology — 0.0%
Cerner Corp. ....................... 27,062 2,123,826
Hotels, Restaurants & Leisure — 0.2%
Aristocrat Leisure Ltd. ................. 3,492 83,846
Carnival Corp. ...................... 7,879 170,659
Chipotle Mexican Grill, Inc.
(f)
............ 2,426 3,364,159
Compass Group plc .................. 54,255 1,011,929
Darden Restaurants, Inc. .............. 1,438 171,295
Domino's Pizza, Inc. .................. 3,341 1,281,140
Genting Bhd. ....................... 23,400 25,991
Genting Malaysia Bhd. ................ 897,300 601,586
Genting Singapore Ltd. ................ 423,600 272,816
Haidilao International Holding Ltd.
(b)
....... 80,000 616,932
Hilton Worldwide Holdings, Inc. .......... 2,936 326,659
La Francaise des Jeux SAEM
(b)
.......... 6,254 286,659
Las Vegas Sands Corp. ............... 3,469 206,752
Marriott International, Inc., Class A ........ 2,857 376,895
McDonald's Corp. ................... 32,319 6,935,011
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
McDonald's Holdings Co. Japan Ltd. ....... 4,300 $ 208,383
MGM Resorts International ............. 4,380 138,014
Norwegian Cruise Line Holdings Ltd.
(f)
...... 3,533 89,844
Restaurant Brands International, Inc. ....... 2,565 156,834
Royal Caribbean Cruises Ltd. ........... 1,993 148,857
Seera Group Holding
(f)
................ 58,656 296,385
SJM Holdings Ltd. ................... 8,880,000 9,956,080
Sodexo SA ........................ 3,658 309,371
Starbucks Corp. ..................... 24,198 2,588,702
Wynn Resorts Ltd. ................... 977 110,235
Yum China Holdings, Inc. .............. 45,459 2,595,254
Yum! Brands, Inc. ................... 3,183 345,547
32,675,835
Household Durables — 0.1%
Arcelik A/S
(f)
....................... 86,260 353,380
Berkeley Group Holdings plc ............ 4,605 297,886
Crompton Greaves Consumer Electricals Ltd. . 22,726 118,596
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .................... 1,765,780 10,069,912
DR Horton, Inc. ..................... 3,741 257,830
Garmin Ltd. ........................ 13,814 1,652,983
Haier Smart Home Co. Ltd., Class H
(e)(f)
..... 100,800 365,366
Leggett & Platt, Inc. .................. 1,172 51,920
Lennar Corp., Class A ................. 3,032 231,129
Mohawk Industries, Inc.
(f)
............... 647 91,195
Newell Brands, Inc. .................. 4,118 87,425
NVR, Inc.
(f)
........................ 39 159,115
Persimmon plc ..................... 208,304 7,861,975
PulteGroup, Inc. .................... 2,992 129,015
Sekisui House Ltd. ................... 48,000 977,846
Whirlpool Corp. ..................... 682 123,094
22,828,667
Household Products — 0.3%
Church & Dwight Co., Inc. .............. 2,770 241,627
Clorox Co. (The) .................... 3,327 671,788
Colgate-Palmolive Co. ................ 45,386 3,880,957
Hindustan Unilever Ltd. ................ 16,989 557,733
Kimberly-Clark Corp. ................. 3,623 488,489
Procter & Gamble Co. (The) ............ 139,638 19,429,231
Reckitt Benckiser Group plc ............. 210,511 18,788,993
Vinda International Holdings Ltd. ......... 32,000 87,507
44,146,325
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 7,188 168,918
China Yangtze Power Co. Ltd., Class A ..... 588,200 1,732,746
Colbun SA ........................ 472,636 83,485
Datang International Power Generation Co.
Ltd., Class H ..................... 426,000 55,036
Huadian Power International Corp. Ltd., Class A 321,200 167,884
Huaneng Power International, Inc., Class A .. 264,900 182,584
Sichuan Chuantou Energy Co. Ltd., Class A .. 400,542 619,361
3,010,014
Industrial Conglomerates — 0.1%
3M Co. ........................... 29,883 5,223,250
CITIC Ltd. ......................... 176,000 124,613
DCC plc .......................... 6,849 484,652
General Electric Co. .................. 94,799 1,023,829
Honeywell International, Inc. ............ 7,648 1,626,730
Industries Qatar QSC ................. 111,170 327,893
LG Corp.
(f)
........................ 4,302 347,141
Roper Technologies, Inc. ............... 1,591 685,864

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
54
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Sime Darby Bhd. .................... 456,800 $ 262,925
10,106,897
Insurance — 0.8%
Aflac, Inc. ......................... 7,305 324,853
Allianz SE (Registered) ................ 60,513 14,866,409
Allstate Corp. (The) .................. 38,691 4,253,302
American International Group, Inc. ........ 9,292 351,795
Aon plc, Class A .................... 2,495 527,119
Arthur J Gallagher & Co. ............... 2,146 265,482
Assurant, Inc. ...................... 83,614 11,389,899
Bupa Arabia for Cooperative Insurance Co.
(f)
. 7,872 255,874
Cathay Financial Holding Co. Ltd. ......... 88,000 132,509
China Life Insurance Co. Ltd., Class H ..... 79,000 173,917
Chubb Ltd. ........................ 4,917 756,825
Cincinnati Financial Corp. .............. 1,641 143,374
Direct Line Insurance Group plc .......... 2,145,802 9,385,109
Everest Re Group Ltd. ................ 461 107,915
Fubon Financial Holding Co. Ltd. ......... 411,000 684,461
Gjensidige Forsikring ASA .............. 157,415 3,513,403
Globe Life, Inc. ..................... 1,193 113,287
Great-West Lifeco , Inc. ................ 4,296 102,430
Hannover Rueck SE .................. 5,497 875,981
Hartford Financial Services Group, Inc. (The) . 10,922 534,960
Hyundai Marine & Fire Insurance Co. Ltd.
(f)
.. 4,379 91,815
Intact Financial Corp. ................. 5,331 631,227
Japan Post Holdings Co. Ltd. ............ 100,900 785,924
Lincoln National Corp. ................ 1,963 98,758
Loews Corp. ....................... 2,462 110,839
Marsh & McLennan Cos., Inc. ........... 5,552 649,584
Medibank Pvt Ltd. ................... 40,441 93,667
MetLife, Inc. ....................... 20,948 983,509
MS&AD Insurance Group Holdings, Inc. .... 92,500 2,814,317
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 33,266 9,884,201
Phoenix Group Holdings plc ............ 864,394 8,283,489
Ping An Insurance Group Co. of China Ltd.,
Class H ........................ 1,795,500 21,850,547
Principal Financial Group, Inc. ........... 2,802 139,007
Progressive Corp. (The) ............... 112,212 11,095,523
Prudential Financial, Inc. ............... 6,411 500,507
Prudential plc ...................... 445,516 8,192,135
Qatar Insurance Co. SAQ .............. 72,642 46,513
Samsung Fire & Marine Insurance Co. Ltd.
(f)
.. 3,407 588,551
SBI Life Insurance Co. Ltd.
(b)(f)
........... 9,617 119,082
SCOR SE
(f)
........................ 253,567 8,224,837
Travelers Cos., Inc. (The) .............. 10,068 1,413,245
Tryg A/S .......................... 120,040 3,775,400
Unum Group ....................... 2,244 51,477
Willis Towers Watson plc ............... 2,381 501,629
WR Berkley Corp. ................... 1,637 108,730
Zurich Insurance Group AG ............. 33,044 13,925,445
143,718,862
Interactive Media & Services — 0.5%
Alphabet, Inc., Class A
(f)
............... 5,335 9,350,334
Alphabet, Inc., Class C
(f)
............... 4,162 7,291,325
Auto Trader Group plc
(b)
............... 1,237,451 10,072,526
Facebook, Inc., Class A
(f)
............... 31,876 8,707,248
NAVER Corp.
(f)
..................... 7,087 1,910,438
REA Group Ltd. ..................... 578 66,208
Scout24 AG
(b)
...................... 23,633 1,931,143
Tencent Holdings Ltd. ................. 618,900 44,532,206
Twitter, Inc.
(f)
....................... 8,598 465,582
84,327,010
Security
Shares
Shares Value
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
(f)
............ 6,100 $ 177,416
Alibaba Group Holding Ltd., ADR
(f)
........ 19,172 4,461,899
Amazon.com, Inc.
(f)
.................. 7,005 22,814,795
Booking Holdings, Inc.
(f)
............... 441 982,226
eBay, Inc. ......................... 26,989 1,356,197
Etsy, Inc.
(f)
........................ 1,368 243,381
Expedia Group, Inc. .................. 1,431 189,465
JD.com, Inc., ADR
(f)
.................. 22,050 1,938,195
Meituan Dianping , Class B
(f)
............. 52,100 1,961,224
Naspers Ltd., Class N ................. 6,064 1,241,754
Pinduoduo , Inc., ADR
(f)
................ 6,660 1,183,282
36,549,834
IT Services — 0.7%
Accenture plc, Class A ................ 10,045 2,623,854
Akamai Technologies, Inc.
(f)
............. 1,783 187,197
Amadeus IT Group SA ................ 205,631 15,179,118
Automatic Data Processing, Inc. .......... 4,675 823,735
Beijing Sinnet Technology Co. Ltd., Class A .. 41,400 109,470
Broadridge Financial Solutions, Inc. ....... 1,277 195,636
Cognizant Technology Solutions Corp., Class A 5,843 478,834
DXC Technology Co. ................. 2,831 72,898
Fidelity National Information Services, Inc. ... 6,756 955,704
Fiserv, Inc.
(f)
....................... 6,064 690,447
FleetCor Technologies, Inc.
(f)
............ 898 245,001
Gartner, Inc.
(f)
...................... 974 156,025
GDS Holdings Ltd., ADR
(f)
.............. 927 86,804
Global Payments, Inc. ................ 3,273 705,070
HCL Technologies Ltd. ................ 183,196 2,377,684
Infosys Ltd. ........................ 238,683 4,091,691
Infosys Ltd., ADR .................... 616,569 10,450,844
International Business Machines Corp. ..... 9,686 1,219,274
Jack Henry & Associates, Inc. ........... 832 134,776
Leidos Holdings, Inc. ................. 1,457 153,160
Mastercard , Inc., Class A ............... 34,440 12,293,014
Paychex, Inc. ...................... 264,499 24,646,017
PayPal Holdings, Inc.
(f)
................ 12,721 2,979,258
SUNeVision Holdings Ltd. .............. 9,022,000 8,212,051
Tata Consultancy Services Ltd. .......... 65,347 2,565,859
VeriSign, Inc.
(f)
...................... 1,084 234,578
Visa, Inc., Class A ................... 154,335 33,757,694
Western Union Co. (The) .............. 4,580 100,485
Wipro Ltd. ......................... 203,405 1,077,423
126,803,601
Leisure Products — 0.1%
Hasbro, Inc. ....................... 201,473 18,845,784
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. .............. 42,083 4,986,415
Bio-Rad Laboratories, Inc., Class A
(f)
....... 229 133,493
Divi's Laboratories Ltd. ................ 7,303 384,081
Hangzhou Tigermed Consulting Co. Ltd., Class
H
(b)(f)
.......................... 14,200 329,316
Illumina, Inc.
(f)
...................... 1,584 586,080
IQVIA Holdings, Inc.
(f)
................. 2,093 375,003
Lonza Group AG (Registered) ........... 19,067 12,282,328
Mettler -Toledo International, Inc.
(f)
......... 252 287,199
PerkinElmer, Inc. .................... 1,280 183,680
Thermo Fisher Scientific, Inc. ............ 8,584 3,998,256
Waters Corp.
(f)
...................... 1,632 403,790
WuXi AppTec Co. Ltd., Class A ........... 56,940 1,179,133
WuXi AppTec Co. Ltd., Class H
(b)
......... 38,980 764,679
Wuxi Biologics Cayman, Inc.
(b)(f)
.......... 7,500 99,460
25,992,913

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Machinery — 0.5%
Alstom SA
(f)
........................ 879 $ 50,067
Amada Co. Ltd. ..................... 61,900 681,159
Atlas Copco AB, Class A ............... 133,901 6,882,030
Caterpillar, Inc. ..................... 5,877 1,069,732
Cummins, Inc. ...................... 15,905 3,612,025
Deere & Co. ....................... 3,409 917,191
Dover Corp. ....................... 1,964 247,955
FANUC Corp. ...................... 400 98,740
Flowserve Corp. .................... 1,417 52,216
Fortive Corp. ....................... 3,671 259,980
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 1,708,994 11,252,751
IDEX Corp. ........................ 5,616 1,118,707
Illinois Tool Works, Inc. ................ 10,936 2,229,632
Ingersoll Rand, Inc.
(f)
................. 4,010 182,696
Kone OYJ, Class B .................. 152,010 12,385,796
Otis Worldwide Corp. ................. 225,074 15,203,749
PACCAR, Inc. ...................... 8,455 729,497
Parker-Hannifin Corp. ................. 1,388 378,105
Pentair plc ........................ 1,807 95,934
Rational AG ....................... 6,604 6,143,612
SMC Corp. ........................ 600 366,443
Snap-on, Inc. ...................... 8,591 1,470,264
Spirax-Sarco Engineering plc ............ 2,903 448,118
Stanley Black & Decker, Inc. ............ 1,711 305,516
Techtronic Industries Co. Ltd. ............ 49,000 700,378
Volvo AB, Class B
(f)
.................. 441,282 10,446,515
Weichai Power Co. Ltd., Class A .......... 29,305 71,227
Westinghouse Air Brake Technologies Corp. .. 1,824 133,517
Xylem, Inc. ........................ 8,836 899,416
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .......... 96,918 147,763
78,580,731
Marine — 0.0%
Kuehne + Nagel International AG (Registered) 15,348 3,482,747
MISC Bhd. ........................ 281,700 481,879
Projector SA
(c)(f)
..................... 24,388 —
3,964,626
Media — 0.2%
Charter Communications, Inc., Class A
(f)
.... 1,582 1,046,572
Cheil Worldwide, Inc.
(f)
................ 4,522 85,914
Comcast Corp., Class A ............... 566,999 29,710,748
Discovery, Inc., Class A
(f)
............... 1,753 52,748
Discovery, Inc., Class C
(f)
.............. 2,744 71,865
DISH Network Corp., Class A
(f)
........... 2,539 82,111
Eutelsat Communications SA ............ 31,017 350,879
Fox Corp., Class A ................... 3,795 110,510
Fox Corp., Class B ................... 1,279 36,938
Interpublic Group of Cos., Inc. (The) ....... 4,184 98,408
MultiChoice Group ................... 66,834 610,083
News Corp., Class A .................. 4,257 76,498
News Corp., Class B ................. 1,327 23,581
Omnicom Group, Inc. ................. 2,285 142,516
SES SA, FDR ...................... 58,961 553,360
Sirius XM Holdings, Inc. ............... 38,333 244,181
ViacomCBS , Inc. .................... 5,951 221,734
33,518,646
Metals & Mining — 0.1%
Baoshan Iron & Steel Co. Ltd., Class A ..... 947,072 867,261
China Steel Corp. ................... 305,000 268,881
Cia de Minas Buenaventura SAA, ADR
(f)
.... 15,465 188,518
Franco-Nevada Corp. ................. 13,899 1,742,698
Freeport-McMoRan, Inc. ............... 15,778 410,544
Security
Shares
Shares Value
Metals & Mining (continued)
Hochschild Mining plc ................. 107,064 $ 305,127
Newmont Corp. ..................... 8,672 519,366
Novolipetskiy Metallurgicheskiy Kombinat PAO 4,227,675 11,963,433
Nucor Corp. ....................... 3,474 184,782
Severstal PAO ...................... 19,531 348,733
Southern Copper Corp. ................ 19,460 1,267,235
Wheaton Precious Metals Corp. .......... 85,389 3,566,093
Zhaojin Mining Industry Co. Ltd., Class H .... 250,000 297,918
Zhongjin Gold Corp. Ltd., Class A ......... 109,600 148,659
22,079,248
Multiline Retail — 0.0%
Dollar General Corp. ................. 4,287 901,556
Dollar Tree, Inc.
(f)
.................... 2,556 276,150
Target Corp. ....................... 5,922 1,045,411
2,223,117
Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp. ......... 3,768 62,015
Ameren Corp. ...................... 119,933 9,361,970
Canadian Utilities Ltd., Class A ........... 3,715 90,737
CenterPoint Energy, Inc. ............... 5,949 128,736
CMS Energy Corp. ................... 135,136 8,244,647
Consolidated Edison, Inc. .............. 67,930 4,909,301
Dominion Energy, Inc. ................. 242,825 18,260,440
DTE Energy Co. .................... 2,027 246,098
National Grid plc .................... 1,238,977 14,641,521
NiSource, Inc. ...................... 249,923 5,733,234
Public Service Enterprise Group, Inc. ...... 147,169 8,579,953
Qatar Electricity & Water Co. QSC ........ 31,180 150,983
Sempra Energy ..................... 99,331 12,655,763
WEC Energy Group, Inc. ............... 42,719 3,931,430
86,996,828
Oil, Gas & Consumable Fuels — 0.7%
Apache Corp. ...................... 4,063 57,654
BP plc ........................... 739,965 2,553,429
Cabot Oil & Gas Corp. ................ 4,521 73,602
California Resources Corp.
(f)
............ 3,020 71,242
Cheniere Energy, Inc.
(f)
................ 107,574 6,457,667
Chevron Corp. ...................... 20,820 1,758,249
CNOOC Ltd. ....................... 4,506,000 4,133,905
Concho Resources, Inc. ............... 2,173 126,794
ConocoPhillips ..................... 11,589 463,444
Devon Energy Corp. .................. 4,129 65,279
Diamondback Energy, Inc. .............. 1,583 76,617
Enbridge, Inc. ...................... 14,198 454,082
Energy Transfer LP .................. 137,549 850,053
Enterprise Products Partners LP .......... 68,852 1,348,811
EOG Resources, Inc. ................. 6,337 316,026
Equitrans Midstream Corp. ............. 36,090 290,164
Exxon Mobil Corp. ................... 45,495 1,875,304
Galp Energia SGPS SA ............... 23,410 248,062
Gazprom Neft PJSC, ADR .............. 2,557 54,585
Gibson Energy, Inc. .................. 213,675 3,451,299
Hess Corp. ........................ 3,023 159,584
HollyFrontier Corp. ................... 1,636 42,291
Kinder Morgan, Inc. .................. 363,193 4,964,848
LUKOIL PJSC ...................... 52,245 3,637,554
LUKOIL PJSC, ADR .................. 211,134 14,359,863
Magellan Midstream Partners LP ......... 29,842 1,266,494
Marathon Oil Corp. ................... 8,688 57,949
Marathon Petroleum Corp. ............. 6,811 281,703
MOL Hungarian Oil & Gas plc
(f)
........... 8,620 63,552
MPLX LP ......................... 62,406 1,351,090

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
56
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Neste OYJ ........................ 115,020 $ 8,350,885
Occidental Petroleum Corp. ............. 9,050 156,655
ONEOK, Inc. ....................... 7,446 285,777
Pembina Pipeline Corp. ............... 131,334 3,105,628
PetroChina Co. Ltd., Class A ............ 462,700 295,399
Petroleo Brasileiro SA, ADR ............ 817,601 9,181,659
Petronas Dagangan Bhd. .............. 35,200 187,530
Petronet LNG Ltd. ................... 3,030,613 10,276,860
Phillips 66 ......................... 4,686 327,739
Phillips 66 Partners LP ................ 27,457 725,139
Pioneer Natural Resources Co. .......... 1,804 205,457
Plains All American Pipeline LP .......... 145,935 1,202,504
Plains GP Holdings LP, Class A
(f)
......... 290,306 2,453,086
Qatar Gas Transport Co. Ltd. ............ 437,751 377,385
Royal Dutch Shell plc, Class A ........... 29,225 512,501
Royal Dutch Shell plc, Class B ........... 40,555 687,355
Saudi Arabian Oil Co.
(b)
................ 59,383 554,182
Targa Resources Corp. ................ 10,170 268,285
TC Energy Corp. .................... 237,026 9,636,339
TC PipeLines LP .................... 20,180 594,301
Turkiye Petrol Rafinerileri A/S
(f)
........... 873,205 12,674,267
Valero Energy Corp. .................. 4,312 243,930
Williams Cos., Inc. (The) ............... 33,405 669,770
113,883,829
Paper & Forest Products — 0.1%
Suzano SA
(f)
....................... 1,068,006 11,993,802
Personal Products — 0.2%
Colgate-Palmolive India Ltd. ............ 5,978 128,231
Dabur India Ltd. ..................... 226,048 1,654,403
Estee Lauder Cos., Inc. (The), Class A ..... 6,903 1,837,510
Hengan International Group Co. Ltd. ....... 60,000 424,836
Kao Corp. ......................... 3,400 262,671
LG Household & Health Care Ltd.
(f)
........ 613 914,918
L'Oreal SA ........................ 3,402 1,298,040
Marico Ltd. ........................ 166,398 917,696
Pola Orbis Holdings, Inc. ............... 15,400 312,721
Unilever plc ........................ 340,191 20,402,505
28,153,531
Pharmaceuticals — 0.8%
Alkem Laboratories Ltd. ............... 5,676 227,499
Astellas Pharma, Inc. ................. 3,300 51,096
AstraZeneca plc .................... 89,583 8,932,614
Bristol-Myers Squibb Co. ............... 454,803 28,211,430
Catalent , Inc.
(f)
...................... 1,794 186,702
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ....... 20,500 78,637
Cipla Ltd. ......................... 17,604 197,721
CSPC Pharmaceutical Group Ltd. ......... 297,600 302,999
Eli Lilly & Co. ...................... 8,574 1,447,634
GlaxoSmithKline plc .................. 43,255 791,478
Hansoh Pharmaceutical Group Co. Ltd.
(b)(f)
... 162,000 785,093
Jiangsu Hengrui Medicine Co. Ltd., Class A .. 17,700 303,275
Johnson & Johnson .................. 86,671 13,640,282
Merck & Co., Inc. .................... 27,344 2,236,739
Novartis AG (Registered) .............. 159,824 15,048,701
Novo Nordisk A/S, Class B ............. 293,616 20,482,409
Perrigo Co. plc ..................... 2,420 108,222
Pfizer, Inc. ........................ 60,240 2,217,434
Richter Gedeon Nyrt . ................. 22,188 556,821
Roche Holding AG ................... 9,822 3,420,989
Sanofi ........................... 428,894 41,569,700
Sanofi India Ltd. .................... 881 100,367
Sino Biopharmaceutical Ltd. ............ 217,000 209,273
Security
Shares
Shares Value
Pharmaceuticals (continued)
Viatris , Inc.
(f)
....................... 12,570 $ 235,562
Yuhan Corp.
(f)
...................... 4,519 312,910
Zoetis, Inc. ........................ 20,327 3,364,118
145,019,705
Professional Services — 0.2%
Equifax, Inc. ....................... 1,403 270,555
Experian plc ....................... 28,521 1,083,474
IHS Markit Ltd. ..................... 5,858 526,224
Nielsen Holdings plc .................. 3,843 80,203
NMG, Inc.
(f)
........................ 3,714 239,924
Recruit Holdings Co. Ltd. .............. 15,700 659,446
RELX plc ......................... 1,200,806 29,357,167
Robert Half International, Inc. ............ 1,264 78,975
Thomson Reuters Corp. ............... 20,210 1,654,080
Verisk Analytics, Inc. .................. 4,291 890,769
34,840,817
Real Estate Management & Development — 0.7%
Aldar Properties PJSC ................ 79,017 67,904
Aroundtown SA ..................... 2,335,651 17,414,463
Barwa Real Estate Co. ................ 234,595 216,696
CBRE Group, Inc., Class A
(f)
............ 3,551 222,719
CK Asset Holdings Ltd. ................ 3,717,000 19,019,514
Daito Trust Construction Co. Ltd. ......... 16,100 1,504,620
Emaar Development PJSC
(f)
............ 157,196 118,017
Emaar Malls PJSC
(f)
.................. 130,402 65,159
ESR Cayman Ltd.
(b)(f)
................. 4,930,600 17,699,147
FirstService Corp. ................... 489 66,929
Hang Lung Properties Ltd. .............. 4,062,000 10,704,427
Hongkong Land Holdings Ltd. ........... 3,469,500 14,329,611
LEG Immobilien AG .................. 54,437 8,445,619
Sino Land Co. Ltd. ................... 340,000 442,447
Sun Hung Kai Properties Ltd. ............ 58,500 748,155
Swire Properties Ltd. ................. 21,000 61,056
Vonovia SE ........................ 415,750 30,363,922
121,490,405
Road & Rail — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A ........................ 368,700 320,980
BTS Group Holdings PCL, NVDR ......... 2,081,000 646,116
Canadian National Railway Co. .......... 3,400 373,789
Canadian Pacific Railway Ltd. ........... 21,732 7,538,165
CAR, Inc.
(f)
........................ 114,000 54,997
CJ Logistics Corp.
(f)
.................. 347 52,929
CSX Corp. ........................ 8,300 753,225
Daqin Railway Co. Ltd., Class A .......... 981,417 975,235
East Japan Railway Co. ............... 115,700 7,718,971
JB Hunt Transport Services, Inc. ......... 925 126,401
Kansas City Southern ................. 33,363 6,810,389
Knight-Swift Transportation Holdings, Inc. ... 1,614 67,497
Localiza Rent a Car SA
(f)
............... 24,453 325,894
Norfolk Southern Corp. ................ 2,769 657,942
Old Dominion Freight Line, Inc. .......... 1,092 213,137
Union Pacific Corp. .................. 73,374 15,277,934
United International Transportation Co. ..... 17,925 181,563
42,095,164
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.
(f)
.......... 13,059 1,197,641
Analog Devices, Inc. .................. 9,359 1,382,605
Applied Materials, Inc. ................ 9,897 854,111
ASML Holding NV ................... 20,813 10,077,181
Broadcom, Inc. ..................... 4,385 1,919,972
Chipbond Technology Corp. ............. 26,000 61,556
Disco Corp. ........................ 200 67,407

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ........................ 44,317 $ 2,207,873
ITE Technology, Inc. .................. 49,000 119,021
KLA Corp. ......................... 1,668 431,862
Lam Research Corp. ................. 1,559 736,269
LONGi Green Energy Technology Co. Ltd.,
Class A ........................ 828,971 11,770,715
Maxim Integrated Products, Inc. .......... 4,883 432,878
MediaTek , Inc. ...................... 29,000 773,351
Microchip Technology, Inc. .............. 2,814 388,642
Micron Technology, Inc.
(f)
............... 12,057 906,445
Monolithic Power Systems, Inc. .......... 1,550 567,656
Nanya Technology Corp. ............... 3,075,000 9,533,414
NVIDIA Corp. ...................... 18,285 9,548,427
Parade Technologies Ltd. .............. 8,000 316,730
Phison Electronics Corp. ............... 8,000 94,912
Qorvo , Inc.
(f)
....................... 1,209 201,020
QUALCOMM, Inc. ................... 12,258 1,867,384
Skyworks Solutions, Inc. ............... 1,785 272,891
Taiwan Semiconductor Manufacturing Co. Ltd. 3,829,000 72,435,006
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR .......................... 827 90,176
Teradyne, Inc. ...................... 2,442 292,771
Texas Instruments, Inc. ................ 185,714 30,481,239
Win Semiconductors Corp. ............. 993,000 12,256,981
Xilinx, Inc. ......................... 4,449 630,735
171,916,871
Software — 0.5%
Adobe, Inc.
(f)
....................... 19,346 9,675,321
ANSYS, Inc.
(f)
...................... 930 338,334
Autodesk, Inc.
(f)
..................... 2,389 729,457
Cadence Design Systems, Inc.
(f)
.......... 18,983 2,589,851
Check Point Software Technologies Ltd.
(f)
.... 1,194 158,695
Citrix Systems, Inc. .................. 1,355 176,285
Fortinet, Inc.
(f)
...................... 1,473 218,785
Intuit, Inc. ......................... 12,475 4,738,629
Kingdee International Software Group Co. Ltd.
(f)
73,000 298,027
Microsoft Corp. ..................... 232,983 51,820,079
Nice Ltd.
(f)
......................... 1,148 324,789
NortonLifeLock , Inc. .................. 10,689 222,117
Oracle Corp. ....................... 20,499 1,326,080
Paycom Software, Inc.
(f)
............... 531 240,145
salesforce.com, Inc.
(f)
................. 9,902 2,203,492
ServiceNow , Inc.
(f)
................... 9,097 5,007,262
Synopsys, Inc.
(f)
..................... 1,691 438,375
Tyler Technologies, Inc.
(f)
............... 439 191,632
80,697,355
Specialty Retail — 0.2%
ABC-Mart, Inc. ..................... 19,200 1,067,565
Advance Auto Parts, Inc. ............... 708 111,517
AutoZone, Inc.
(f)
..................... 244 289,247
Best Buy Co., Inc. ................... 2,504 249,874
CarMax, Inc.
(f)
...................... 5,941 561,187
China Tourism Group Duty Free Corp. Ltd.,
Class A ........................ 11,300 491,873
Fast Retailing Co. Ltd. ................ 4,300 3,855,723
Gap, Inc. (The) ..................... 2,303 46,498
GOME Retail Holdings Ltd.
(f)
............ 2,030,000 243,749
Home Depot, Inc. (The) ............... 20,868 5,542,958
Home Product Center PCL, NVDR ........ 3,475,800 1,583,368
Industria de Diseno Textil SA ............ 15,245 483,874
Jarir Marketing Co. ................... 11,717 541,563
Kingfisher plc
(f)
..................... 37,177 137,374
L Brands, Inc. ...................... 2,497 92,863
Lowe's Cos., Inc. .................... 7,922 1,271,560
Security
Shares
Shares Value
Specialty Retail (continued)
Mr Price Group Ltd. .................. 9,372 $ 108,763
Nitori Holdings Co. Ltd. ................ 14,700 3,073,792
O'Reilly Automotive, Inc.
(f)
.............. 767 347,121
Ross Stores, Inc. .................... 3,856 473,555
Suning.com Co. Ltd., Class A ............ 166,200 197,307
Tiffany & Co. ....................... 1,175 154,454
TJX Cos., Inc. (The) .................. 13,038 890,365
Topsports International Holdings Ltd.
(b)
...... 6,589,000 9,867,461
Tractor Supply Co. ................... 1,289 181,208
Ulta Beauty, Inc.
(f)
.................... 616 176,891
USS Co. Ltd. ....................... 14,900 301,292
Vivo Energy plc
(b)
.................... 388,707 451,823
Yamada Holdings Co. Ltd. .............. 118,700 630,656
Zhongsheng Group Holdings Ltd. ......... 23,500 167,868
33,593,349
Technology Hardware, Storage & Peripherals — 0.3%
Acer, Inc.
(f)
........................ 1,063,000 896,909
Advantech Co. Ltd. .................. 36,295 453,085
Apple, Inc. ........................ 250,973 33,301,607
Asustek Computer, Inc. ................ 181,000 1,616,458
Casetek Holdings Ltd. ................ 91,000 283,351
Catcher Technology Co. Ltd. ............ 292,000 2,147,079
Chicony Electronics Co. Ltd. ............ 176,000 540,886
Compal Electronics, Inc. ............... 3,955,000 2,918,660
Hewlett Packard Enterprise Co. .......... 88,171 1,044,826
HP, Inc. .......................... 25,482 626,602
Inventec Corp. ...................... 255,000 218,125
Lenovo Group Ltd. ................... 2,040,000 1,928,597
Lite-On Technology Corp. .............. 1,185,000 2,102,463
NetApp, Inc. ....................... 2,287 151,491
Quanta Computer, Inc. ................ 665,000 1,918,805
Seagate Technology plc ............... 2,392 148,687
Western Digital Corp. ................. 3,199 177,193
Wistron Corp. ...................... 116,000 128,349
Wiwynn Corp. ...................... 296,000 7,432,625
Xerox Holdings Corp. ................. 1,620 37,568
Xiaomi Corp., Class B
(b)(f)
............... 164,400 698,746
58,772,112
Textiles, Apparel & Luxury Goods — 0.2%
ANTA Sports Products Ltd. ............. 68,000 1,078,963
Eclat Textile Co. Ltd. .................. 10,000 150,621
Hanesbrands, Inc. ................... 3,888 56,687
Kering SA ......................... 7,080 5,138,196
LVMH Moet Hennessy Louis Vuitton SE ..... 13,136 8,223,155
NIKE, Inc., Class B .................. 71,317 10,089,216
PVH Corp. ........................ 774 72,671
Ralph Lauren Corp. .................. 459 47,617
Shenzhou International Group Holdings Ltd. .. 76,400 1,497,306
Tapestry, Inc. ....................... 3,099 96,317
Under Armour , Inc., Class A
(f)
............ 2,023 34,735
Under Armour , Inc., Class C
(f)
............ 2,090 31,099
VF Corp. ......................... 3,451 294,750
26,811,333
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 478,754 16,773,602
Tobacco — 0.3%
Altria Group, Inc. .................... 20,034 821,394
British American Tobacco plc ............ 554,611 20,596,515
Imperial Brands plc .................. 14,316 300,272
ITC Ltd. .......................... 270,116 773,567
Japan Tobacco, Inc. .................. 35,600 725,783
KT&G Corp. ....................... 24,612 1,884,434

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
58
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Tobacco (continued)
Philip Morris International, Inc. ........... 309,294 $ 25,606,450
50,708,415
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
.................. 1,229,500 10,641,948
Fastenal Co. ....................... 6,186 302,062
Ferguson plc ....................... 135,852 16,506,068
MonotaRO Co. Ltd. .................. 5,500 279,339
United Rentals, Inc.
(f)
................. 777 180,194
WW Grainger, Inc. ................... 7,421 3,030,291
30,939,902
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(f)
.................... 84,367 14,667,143
Airports of Thailand PCL, NVDR .......... 67,400 139,863
Anhui Expressway Co. Ltd., Class H ....... 66,000 39,431
Atlantia SpA
(f)
...................... 768,511 13,877,739
Atlas Arteria Ltd. .................... 1,934,058 9,725,275
Auckland International Airport Ltd. ........ 1,099,257 6,011,413
COSCO Shipping Ports Ltd. ............ 226,000 157,197
Fraport AG Frankfurt Airport Services
Worldwide
(f)
..................... 172,311 10,396,054
Getlink SE
(f)
....................... 372,700 6,448,160
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(f)
....................... 1,157,841 12,916,943
Hamburger Hafen und Logistik AG ........ 187,780 4,230,163
International Container Terminal Services, Inc. 101,740 261,675
Jiangsu Expressway Co. Ltd., Class H ..... 10,036,000 11,225,255
Macquarie Infrastructure Corp. ........... 3,317 124,553
Malaysia Airports Holdings Bhd. .......... 205,000 302,276
Saudi Industrial Services Co. ............ 7,668 66,304
Shanghai International Port Group Co. Ltd.,
Class A ........................ 554,900 390,070
Shenzhen Expressway Co. Ltd., Class H .... 156,000 146,967
Shenzhen International Holdings Ltd. ...... 74,000 119,562
Sydney Airport
(f)(g)
.................... 2,060,576 10,199,485
Taiwan High Speed Rail Corp. ........... 317,000 358,258
Transurban Group
(g)
.................. 2,210,945 23,298,519
Westports Holdings Bhd. ............... 127,100 136,114
125,238,419
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 67,091 10,296,456
Guangdong Investment Ltd. ............. 686,000 1,236,644
Luenmei Quantum Co. Ltd., Class A ....... 98,400 171,762
Severn Trent plc .................... 113,812 3,552,987
15,257,849
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR ........ 402,800 2,367,568
Axiata Group Bhd. ................... 311,800 290,168
China Mobile Ltd. .................... 261,000 1,487,818
DiGi.Com Bhd. ..................... 280,700 289,092
Etihad Etisalat Co.
(f)
.................. 29,552 225,644
Far EasTone Telecommunications Co. Ltd. ... 273,000 595,170
Global Telecom Holding SAE
(f)
........... 201,938 62,905
Globe Telecom, Inc. .................. 3,300 139,645
Intouch Holdings PCL, NVDR ........... 823,500 1,545,250
KDDI Corp. ........................ 79,500 2,357,196
Maxis Bhd. ........................ 177,700 223,274
Mobile Telecommunications Co. KSCP ..... 243,695 485,986
Mobile TeleSystems PJSC .............. 1,118,550 5,018,810
Mobile TeleSystems PJSC, ADR .......... 354,122 3,169,392
SK Telecom Co. Ltd. .................. 10,204 2,242,488
SK Telecom Co. Ltd., ADR .............. 10,673 261,275
Taiwan Mobile Co. Ltd. ................ 308,000 1,084,135
Tele2 AB, Class B ................... 1,079,230 14,276,048
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
TIM SA, ADR
(f)
...................... 126 $ 1,754
T-Mobile US, Inc.
(f)
................... 6,327 853,196
Total Access Communication PCL, NVDR ... 179,700 199,276
Turkcell Iletisim Hizmetleri A/S ........... 58,194 125,715
Vodacom Group Ltd. ................. 133,106 1,126,714
Vodafone Group plc .................. 4,722,676 7,756,938
46,185,457
Total Common Stocks — 21.8%
(Cost: $3,093,998,205) ............................ 3,747,310,627
Par (000)
Par (000)
Corporate Bonds — 35.8%
Aerospace & Defense — 0.9%
Boeing Co. (The):
4.88%, 05/01/25 .................. USD 2,475 2,821,272
2.70%, 02/01/27 .................. 525 546,077
5.15%, 05/01/30 .................. 8,170 9,887,754
3.85%, 11/01/48 .................. 225 232,079
3.75%, 02/01/50 .................. 150 157,739
5.81%, 05/01/50 .................. 8,406 11,584,687
5.93%, 05/01/60 .................. 11,893 16,871,337
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 .................. 5,010 5,210,400
5.75%, 03/15/22 .................. 3,344 3,411,783
6.13%, 01/15/23 .................. 102 99,705
7.50%, 12/01/24 .................. 650 623,526
7.50%, 03/15/25 .................. 2,962 2,747,255
7.88%, 04/15/27 .................. 2,001 1,839,799
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 .................. 489 507,949
4.13%, 06/30/28 .................. 2,594 2,701,002
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,800,390
Howmet Aerospace, Inc.:
5.87%, 02/23/22 .................. 805 842,231
5.13%, 10/01/24 .................. 306 336,854
6.88%, 05/01/25 .................. 500 585,000
5.90%, 02/01/27 .................. 1,156 1,364,808
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,104,300
L3Harris Technologies, Inc.:
3.83%, 04/27/25 .................. 1,165 1,307,600
4.40%, 06/15/28 .................. 500 599,540
1.80%, 01/15/31 .................. 270 274,088
4.85%, 04/27/35 .................. 500 653,538
5.05%, 04/27/45 .................. 200 276,529
Lockheed Martin Corp.:
4.07%, 12/15/42 .................. 112 145,541
3.80%, 03/01/45 .................. 682 854,600
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 1,550 1,752,760
3.85%, 04/15/45 .................. 778 948,581
Raytheon Technologies Corp.:
4.13%, 11/16/28 .................. 1,548 1,845,469
4.50%, 06/01/42 .................. 1,695 2,210,299
4.05%, 05/04/47 .................. 600 747,442
Rolls-Royce plc:
4.63%, 02/16/26 .................. EUR 271 357,553
5.75%, 10/15/27
(b)
................. USD 4,970 5,504,275
5.75%, 10/15/27 .................. GBP 117 176,797
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 .................. USD 1,195 1,224,875
4.00%, 03/01/28 .................. 2,736 2,754,194

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. USD 1,278 $ 1,348,162
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 600 678,000
TransDigm , Inc.:
6.50%, 07/15/24 .................. 500 508,860
8.00%, 12/15/25
(b)
................. 11,477 12,685,528
6.25%, 03/15/26
(b)
................. 35,107 37,388,955
6.38%, 06/15/26 .................. 2,487 2,574,045
7.50%, 03/15/27 .................. 1,000 1,067,500
5.50%, 11/15/27 .................. 2,985 3,138,131
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 6,933 7,608,967
156,907,776
Air Freight & Logistics — 0.0%
FedEx Corp.:
3.10%, 08/05/29 .................. 1,101 1,229,483
4.55%, 04/01/46 .................. 300 385,949
5.25%, 05/15/50 .................. 350 495,751
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 172,183
2,283,366
Airlines — 0.2%
American Airlines, Inc., 11.75%, 07/15/25
(b)
.. 3,274 3,775,740
Avianca Holdings SA
(a)
:
(LIBOR USD 6 Month + 0.00%), 0.99%,
11/10/21 ..................... 694 694,000
(LIBOR USD 3 Month + 10.50%), 11.00%,
11/10/21
(b)
.................... 6,509 6,053,370
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)
..... 670 716,063
Delta Air Lines, Inc.:
4.50%, 10/20/25
(b)
................. 1,445 1,544,501
7.38%, 01/15/26 .................. 825 942,400
4.75%, 10/20/28
(b)
................. 5,478 5,979,305
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(h)
................. EUR 500 555,502
0.50%, 07/04/23 .................. 500 563,293
1.50%, 07/04/27 .................. 200 212,445
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,912 7,430,531
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
1,001 1,120,594
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... 11,145 12,038,968
41,626,712
Auto Components — 0.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(b)
600 616,500
Adient US LLC
(b)
:
9.00%, 04/15/25 .................. 105 117,075
7.00%, 05/15/26 .................. 1,400 1,522,801
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 .................. 5,949 6,573,645
3.75%, 01/30/31 .................. 2,754 2,817,686
American Axle & Manufacturing, Inc.:
6.25%, 04/01/25 .................. 490 507,150
6.50%, 04/01/27 .................. 350 368,375
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 5,097 5,492,018
4.38%, 05/15/26 .................. EUR 1,500 1,898,261
6.25%, 05/15/26
(b)
................. USD 8,688 9,317,880
8.50%, 05/15/27
(b)
................. 14,712 15,983,254
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
..................... 1,800 2,106,000
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 2,566 2,701,818
Faurecia SE, 3.75%, 06/15/28 .......... EUR 590 755,911
Goodyear Europe BV, 3.75%, 12/15/23 .... 300 366,495
Goodyear Tire & Rubber Co. (The), 5.13%,
11/15/23 ...................... USD 615 615,769
Security
Par (000)
Par (000) Value
Auto Components (continued)
Icahn Enterprises LP:
6.75%, 02/01/24 .................. USD 1,000 $ 1,016,980
4.75%, 09/15/24 .................. 2,616 2,717,370
6.38%, 12/15/25 .................. 5,379 5,564,576
6.25%, 05/15/26 .................. 5,799 6,140,561
5.25%, 05/15/27 .................. 2,504 2,684,288
IHO Verwaltungs GmbH:
4.75%, 09/15/26
(b)
................. 600 621,750
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)( i )
................... EUR 906 1,148,179
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)( i )
................... USD 200 212,000
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 211,500
Schaeffler AG, 3.38%, 10/12/28 ......... EUR 300 403,144
Tenneco, Inc.:
5.00%, 07/15/26 .................. USD 117 107,640
7.88%, 01/15/29
(b)
................. 1,213 1,361,908
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,200 1,447,655
2.50%, 10/23/27 .................. 900 1,106,357
ZF Finance GmbH:
3.00%, 09/21/25 .................. 700 882,947
3.75%, 09/21/28 .................. 900 1,179,198
78,566,691
Automobiles — 0.3%
Fiat Chrysler Automobiles NV:
3.88%, 01/05/26 .................. 100 138,788
4.50%, 07/07/28 .................. 900 1,341,372
Ford Motor Co.:
8.50%, 04/21/23 .................. USD 515 579,638
9.00%, 04/22/25 .................. 640 784,646
4.35%, 12/08/26 .................. 59 62,835
9.63%, 04/22/30 .................. 635 896,144
4.75%, 01/15/43 .................. 2,544 2,594,880
5.29%, 12/08/46 .................. 704 735,680
General Motors Co.:
5.00%, 10/01/28 .................. 621 738,913
5.00%, 04/01/35 .................. 960 1,155,916
6.25%, 10/02/43 .................. 3,408 4,597,288
5.20%, 04/01/45 .................. 3,335 4,050,112
6.75%, 04/01/46 .................. 767 1,105,046
5.95%, 04/01/49 .................. 4,120 5,571,973
Jaguar Land Rover Automotive plc:
5.63%, 02/01/23
(b)
................. 150 150,094
7.75%, 10/15/25
(b)
................. 370 398,675
4.50%, 01/15/26 .................. EUR 700 805,983
4.50%, 10/01/27
(b)
................. USD 450 418,500
5.88%, 01/15/28
(b)
................. 370 372,812
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 .................. 3,740 3,910,524
4.35%, 09/17/27 .................. 1,655 1,827,993
4.81%, 09/17/30 .................. 3,000 3,378,050
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)
........... EUR 900 1,108,281
Renault SA:
1.25%, 06/24/25 .................. 200 238,527
2.38%, 05/25/26 .................. 500 617,697
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... USD 4,456 4,645,380
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 .................. 1,880 1,885,630
1.25%, 11/24/25 .................. 305 308,023
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 428 552,827
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,581 1,699,575
46,671,802

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
60
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks — 5.2%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(j)
............ EUR 900 $ 1,166,829
AIB Group plc:
4.75%, 10/12/23
(b)
................. USD 1,500 1,649,922
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(a)(j)
..................... EUR 1,600 2,060,972
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(a)(j)
..................... 4,675 6,310,891
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(j)
........... USD 630 670,950
Australia & New Zealand Banking Group Ltd.
(a)
(j)
:
(USD Swap Rate 5 Year + 5.17%), 6.75% . 2,062 2,406,663
(USD Swap Rate 5 Year + 5.17%), 6.75%
(b)
10,134 11,827,898
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
:
(EUR Swap Annual 5 Year + 5.66%), 5.87% EUR 1,200 1,531,583
(EUR Swap Annual 5 Year + 6.04%), 6.00% 1,200 1,570,431
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 19,000 20,012,700
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 1,860 1,911,150
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(j)
...................... EUR 2,400 2,902,641
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,300 2,724,703
Banco do Brasil SA, 4.75%, 03/20/24 ...... USD 3,165 3,406,331
Banco Espirito Santo SA
(f)(k)
:
2.63%, 05/08/17 .................. EUR 800 127,052
4.75%, 01/15/18 .................. 1,500 238,222
4.00%, 01/21/19 .................. 5,400 857,598
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ USD 5,084 5,379,508
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,990,000
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(j)
..................... EUR 7,100 9,155,106
2.75%, 05/28/25 .................. USD 1,000 1,067,525
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(j)
..................... EUR 5,800 7,089,113
Bancolombia SA, 3.00%, 01/29/25 ....... USD 2,355 2,449,200
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(j)
...................... 4,400 4,582,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 4,562 4,738,778
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 5,188 5,332,291
Bank of America Corp.:
4.20%, 08/26/24 .................. 2,650 2,966,625
Series L, 3.95%, 04/21/25 ........... 1,610 1,814,934
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 2,011,649
4.45%, 03/03/26 .................. 2,130 2,482,621
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 5,290 5,975,288
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 27,453
(LIBOR USD 3 Month + 0.99%), 2.50%,
02/13/31
(a)
.................... 685 727,516
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
.... 2,115 2,266,769
Series L, 4.75%, 04/21/45 ........... 225 310,567
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 315 416,934
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... USD 400 $ 505,147
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 50 52,154
Bank of East Asia Ltd. (The)
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... 6,917 7,319,051
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 1,890 2,012,850
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.12%, 09/19/27
(a)
......... 600 609,412
Bankia SA
(a)(j)
:
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 6,600 8,322,918
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,711,294
Barclays plc:
3.20%, 08/10/21 .................. USD 1,310 1,331,601
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(j)
........................... 23,634 24,756,615
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(j)
........................... 18,490 19,876,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(j)
..................... 2,900 3,233,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
............... 715 720,069
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.12%
(a)(j)
.. GBP 2,200 3,349,303
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
..................... USD 12,275 13,226,313
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(j)
.. GBP 3,026 4,460,823
5.20%, 05/12/26 .................. USD 400 465,088
4.84%, 05/09/28 .................. 1,180 1,360,046
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,559,459
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)
........... 2,621 2,830,680
BNP Paribas SA:
6.50%
(j)
........................ 1,146 1,157,460
(USD Swap Semi 5 Year + 6.31%), 7.63%
(a)
(b)(j)
......................... 13,792 13,964,400
(LIBOR USD 6 Month + 0.08%), 0.34%
(a)(j)
450 372,767
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(a)(j)
..................... EUR 3,900 5,050,301
(USD Swap Rate 5 Year + 4.15%), 6.63%
(a)
(j)
........................... USD 3,900 4,255,875
(USD Swap Semi 5 Year + 5.15%), 7.38%
(a)
(j)
........................... 400 462,748
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
... 1,905 1,993,833
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(a)(b)(j)
.................... 4,085 4,128,015
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(a)(b)
................... 700 802,046
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
2.59%, 08/12/35
(a)(b)
.............. 610 623,619
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(j)
................ 2,225 2,290,359

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
CaixaBank SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.50%), 6.75% EUR 9,400 $ 12,674,924
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,600 3,252,521
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(j)
............... USD 630 639,844
CIT Group, Inc., 5.00%, 08/01/23 ........ 4,388 4,793,890
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,038,783
Series U, (SOFR + 3.81%), 5.00%
(a)(j)
.... 36,000 37,417,500
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00%
(a)(j)
..................... 7,270 7,460,837
3.20%, 10/21/26 .................. 800 894,134
4.45%, 09/29/27 .................. 4,225 4,994,534
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 275 315,171
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 468,058
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,904,217
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 2,355 2,510,101
Commerzbank AG
(a)
:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(j)
...................... EUR 5,400 7,033,955
(EUR Swap Annual 5 Year + 6.74%),
6.50%
(j)
...................... 1,000 1,380,465
(EUR Swap Annual 5 Year + 4.35%), 4.00%,
12/05/30 ..................... 500 666,918
Cooperatieve Rabobank UA:
3.88%, 02/08/22 .................. USD 250 259,954
(EUR Swap Annual 5 Year + 4.10%),
4.62%
(a)(j)
..................... EUR 200 266,320
Credicorp Ltd., 2.75%, 06/17/25
(b)
........ USD 1,745 1,816,981
Credit Agricole SA
(a)(j)
:
(USD Swap Semi 5 Year + 4.90%), 7.88%
(b)
14,675 16,656,125
(USD Swap Semi 5 Year + 6.19%), 8.12%
(b)
26,568 32,280,120
(USD Swap Semi 5 Year + 6.19%), 8.12% 1,796 2,182,140
(GBP Swap 5 Year + 4.54%), 7.50% .... GBP 400 653,692
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. USD 270 285,171
Danske Bank A/S
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 1,460 1,466,575
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(j)
...................... 24,620 27,328,200
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 850,400
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(j)
..................... 2,000 2,072,352
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(j)
............ 3,235 3,445,275
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(j)
............ EUR 3,600 4,907,538
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%
(a)
(j)
........................... USD 13,674 13,913,295
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,375,776
3.60%, 05/25/23 .................. 2,500 2,689,031
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(j)
........................... 4,019 4,392,365
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(j)
..................... USD 9,830 $ 10,003,205
5.25%, 03/14/44 .................. 340 473,459
Huntington National Bank (The):
3.13%, 04/01/22 .................. 310 320,025
1.80%, 02/03/23 .................. 700 719,222
ING Groep NV
(a)(j)
:
(USD Swap Rate 5 Year + 4.20%), 6.75% . 14,952 16,297,680
(USD Swap Semi 5 Year + 4.45%), 6.50% 2,010 2,206,578
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75% ....................... 400 434,752
Intesa Sanpaolo SpA :
5.02%, 06/26/24
(b)
................. 1,500 1,641,117
5.71%, 01/15/26
(b)
................. 1,000 1,144,592
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(j)
..................... EUR 7,405 10,821,658
5.15%, 06/10/30 .................. GBP 1,725 2,755,461
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(j)
..................... EUR 1,900 2,599,671
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. USD 3,245 3,394,757
JPMorgan Chase & Co.:
3.38%, 05/01/23 .................. 1,680 1,795,585
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 371,534
4.25%, 10/01/27 .................. 1,420 1,683,925
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 1,675 1,925,191
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 117,404
(LIBOR USD 3 Month + 1.16%), 3.70%,
05/06/30
(a)
.................... 2,800 3,248,098
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 775 943,807
5.50%, 10/15/40 .................. 970 1,426,372
5.40%, 01/06/42 .................. 480 714,494
5.63%, 08/16/43 .................. 545 820,573
4.95%, 06/01/45 .................. 1,385 1,962,161
Series W, (LIBOR USD 3 Month + 1.00%),
1.22%, 05/15/47
(a)
............... 31,938 26,189,160
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(j)
...................... 4,660 4,834,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 4,561 4,690,703
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(j)
................ EUR 5,000 6,491,531
Lloyds Banking Group plc:
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... USD 1,000 1,044,740
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,212,734
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(j)
........................... 3,975 4,571,250
4.58%, 12/10/25 .................. 2,350 2,687,770
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(j)
..................... 7,290 8,173,913
Macquarie Bank Ltd.
(a)(j)
:
(USD Swap Semi 5 Year + 3.70%), 6.13% 1,680 1,797,600
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
31,745 33,967,150
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 .................. 685 697,421

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
62
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
3.22%, 03/07/22 .................. USD 1,200 $ 1,240,775
3.76%, 07/26/23 .................. 15 16,262
1.41%, 07/17/25 .................. 1,595 1,638,566
2.05%, 07/17/30 .................. 1,000 1,044,860
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(j)
............ 4,045 4,099,355
National Westminster Bank plc
(a)(j)
:
Series A, (LIMEAN USD 6 Month + 0.25%),
0.63% ....................... 380 350,459
Series B, (LIBOR USD 6 Month + 0.25%),
0.41% ....................... 500 461,130
Series C, (LIBOR USD 3 Month + 0.25%),
0.50% ....................... 2,210 2,038,327
Natwest Group plc:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(a)
(j)
........................... 26,358 27,357,232
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
............... 590 613,919
5.13%, 05/28/24 .................. 1,360 1,536,517
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
.................... 800 885,033
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.12%
(a)(j)
.. GBP 1,000 1,427,670
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
............... USD 1,970 2,138,182
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
............... 1,210 1,251,394
Nordea Bank Abp :
0.75%, 08/28/25
(b)
................. 1,745 1,743,721
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(j)
.................... 33,175 38,068,312
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(j)
..................... 5,594 6,419,115
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 602,560
Postal Savings Bank of China Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.63%), 4.50%
(a)(j)
..... 1,439 1,480,371
QIIB Tier 1 Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.19%), 4.88%
(a)(j)
............... 630 629,803
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(j)
............ 4,500 4,546,406
Santander Holdings USA, Inc., 4.45%, 12/03/21 179 184,838
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. 1,150 1,166,106
3.57%, 01/10/23 .................. 2,745 2,828,477
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(j)
.. GBP 5,825 8,642,771
Santander UK plc:
3.75%, 11/15/21 .................. USD 990 1,018,781
2.10%, 01/13/23 .................. 315 325,484
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.05%), 5.87%
(a)(j)
............ 1,420 1,539,813
Skandinaviska Enskilda Banken AB, (USD
Swap Semi 5 Year + 3.49%), 5.63%
(a)(j)
... 1,000 1,028,750
Societe Generale SA
(a)(j)
:
(USD Swap Semi 5 Year + 6.24%), 7.38%
(b)
3,075 3,148,892
(USD Swap Semi 5 Year + 6.24%), 7.38% 2,000 2,048,060
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Semi 5 Year + 4.98%), 7.88% USD 6,732 $ 7,430,445
(USD Swap Rate 5 Year + 5.87%), 8.00% . 3,983 4,675,047
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
16,275 19,102,781
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)
...................... 16,575 17,575,633
Standard Chartered plc
(a)(b)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23 ................ 925 934,250
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26 ..................... 1,325 1,403,517
Stichting AK Rabobank Certificaten, 0.00%
(d)(j)
EUR 3,896 6,294,131
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 01/15/25 .................. USD 1,675 1,777,344
2.75%, 01/15/30 .................. 950 1,036,583
Svenska Handelsbanken AB
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%),
4.38% ....................... 600 626,850
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.05%),
4.75% ....................... 400 426,000
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(j)
..................... 4,281 4,171,299
UniCredit SpA :
6.57%, 01/14/22
(b)
................. 2,450 2,581,852
3.75%, 04/12/22
(b)
................. 1,140 1,181,398
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(a)(j)
..................... EUR 4,900 6,554,763
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(j)
..................... 3,600 4,617,837
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(j)
........................... USD 24,210 26,177,062
(EUR Swap Annual 5 Year + 4.93%),
5.37%
(a)(j)
..................... EUR 1,000 1,244,251
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(j)
..................... 2,625 3,715,916
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 852,247
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)
............... EUR 1,000 1,330,482
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(a)
.................... 400 482,884
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)
.................... 400 493,555
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. USD 1,475 1,622,998
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(j)
...................... EUR 2,050 2,679,689
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29 ..................... 700 955,275
US Bancorp, 3.00%, 07/30/29 .......... USD 380 424,423
Wachovia Capital Trust II, (LIBOR USD 3 Month
+ 0.50%), 0.74%, 01/15/27
(a)
......... 2,055 1,920,655
Wells Fargo & Co.:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 2,250 2,550,578
5.61%, 01/15/44 .................. 350 496,054
4.65%, 11/04/44 .................. 500 641,360
4.40%, 06/14/46 .................. 525 657,212
4.75%, 12/07/46 .................. 1,000 1,308,741

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 4.24%), 5.01%,
04/04/51
(a)
.................... USD 350 $ 497,426
Westpac Banking Corp.
(a)
:
(USD Swap Rate 5 Year + 2.89%), 5.00%
(j)
15,455 16,330,148
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35 ................ 460 473,874
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(j)
..................... 4,903 5,089,927
901,289,417
Beverages — 0.1%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 .................. 2,590 3,290,044
4.90%, 02/01/46 .................. 1,600 2,080,369
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 2,950 3,642,942
4.75%, 04/15/58 .................. 631 825,734
5.80%, 01/23/59 .................. 725 1,116,052
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... 5,119 5,422,941
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,090,209
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 2,515 2,833,305
Primo Water Holdings, Inc., 5.50%, 04/01/25
(b)
500 516,250
20,817,846
Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21 .................. 365 374,810
3.80%, 03/15/25 .................. 850 947,902
3.60%, 05/14/25 .................. 25 27,852
4.55%, 03/15/35 .................. 350 442,507
4.05%, 11/21/39 .................. 100 121,023
4.40%, 11/06/42 .................. 2,075 2,605,695
4.70%, 05/14/45 .................. 270 353,218
4.45%, 05/14/46 .................. 650 826,924
4.88%, 11/14/48 .................. 840 1,136,077
4.25%, 11/21/49 .................. 350 438,837
Amgen, Inc.:
2.65%, 05/11/22 .................. 1,000 1,030,937
4.56%, 06/15/48 .................. 610 807,941
Biogen, Inc., 3.63%, 09/15/22 .......... 600 632,547
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
704 728,992
Gilead Sciences, Inc.:
4.50%, 02/01/45 .................. 1,100 1,401,917
4.75%, 03/01/46 .................. 375 497,025
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... 1,200 1,288,584
13,662,788
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 3,101 3,257,228
Builders FirstSource , Inc.
(b)
:
6.75%, 06/01/27 .................. 1,202 1,303,821
5.00%, 03/01/30 .................. 880 953,146
Carrier Global Corp., 1.92%, 02/15/23 ..... 425 437,822
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 2,413 2,563,813
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 701 729,040
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 4,282 4,603,150
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 376 508,490
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 1,484 1,576,260
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 902 974,160
Security
Par (000)
Par (000) Value
Building Products (continued)
4.63%, 12/15/25 .................. USD 616 $ 628,634
4.88%, 12/15/27 .................. 86 90,945
Masonite International Corp., 5.38%, 02/01/28
(b)
2,046 2,196,893
PGT Innovations, Inc., 6.75%, 08/01/26
(b)
... 310 329,762
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 3,361 3,512,766
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 419 516,317
5.00%, 02/15/27
(b)
................. USD 681 711,645
4.75%, 01/15/28
(b)
................. 625 657,812
4.38%, 07/15/30
(b)
................. 5,757 6,158,436
3.38%, 01/15/31
(b)
................. 4,885 4,909,425
Summit Materials LLC
(b)
:
6.50%, 03/15/27 .................. 445 472,813
5.25%, 01/15/29 .................. 1,282 1,346,100
38,438,478
Capital Markets — 1.7%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... 270 273,037
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70%
(a)(j)
13,600 14,071,240
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00%
(a)(j)
.... 25,785 27,138,713
Compass Group Diversified Holdings LLC,
8.00%, 05/01/26
(b)
................ 625 656,250
Credit Suisse AG:
3.00%, 10/29/21 .................. 580 592,706
2.80%, 04/08/22 .................. 780 805,234
Credit Suisse Group AG
(a)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(j)
........................... 7,320 7,978,800
(USD Swap Semi 5 Year + 4.60%), 7.50%
(j)
1,200 1,334,100
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(j)
........................... 40,534 44,278,369
(USD Swap Semi 5 Year + 3.46%), 6.25%
(j)
600 655,425
(SOFR + 1.56%), 2.59%, 09/11/25
(b)
..... 1,375 1,446,876
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.33%),
7.25%
(j)
...................... 400 450,094
(SOFR + 2.04%), 2.19%, 06/05/26
(b)
.... 3,955 4,133,182
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(j)
..................... 14,145 15,753,994
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(j)
..................... 3,530 3,732,975
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%),
5.10%
(b)(j)
..................... 1,080 1,123,200
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(b)(j)
..................... 2,960 2,974,504
Deutsche Bank AG:
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 3,440 3,538,861
4.50%, 04/01/25 .................. 400 433,930
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(j)
..................... 8,400 8,400,000
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
..... 595 608,946
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... 1,200 1,236,483
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... 700 732,480
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 955,656

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
64
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50%
(a)(j)
..................... USD 12,030 $ 13,112,700
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95%
(a)(j)
..................... 6,755 7,146,250
3.75%, 02/25/26 .................. 675 766,765
(SOFR + 0.79%), 1.09%, 12/09/26
(a)
.... 1,720 1,738,906
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 2,075 2,461,703
6.75%, 10/01/37 .................. 650 994,605
5.15%, 05/22/45 .................. 195 271,748
Intercontinental Exchange, Inc.:
3.10%, 09/15/27 .................. 25 27,911
4.25%, 09/21/48 .................. 250 316,893
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK),
08/15/24
(i)
..................... EUR 2,056 2,555,667
LPL Holdings, Inc., 4.63%, 11/15/27
(b)
..... USD 765 791,775
Morgan Stanley:
4.88%, 11/01/22 .................. 1,235 1,330,706
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,424,075
3.95%, 04/23/27 .................. 805 930,700
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 1,450 1,655,457
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 3,685 4,012,055
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 1,225 1,424,801
MSCI, Inc.
(b)
:
4.75%, 08/01/26 .................. 345 359,659
5.38%, 05/15/27 .................. 1,755 1,873,463
4.00%, 11/15/29 .................. 838 892,470
3.63%, 09/01/30 .................. 1,461 1,526,745
3.88%, 02/15/31 .................. 2,126 2,248,245
Owl Rock Capital Corp.:
4.25%, 01/15/26 .................. 1,104 1,162,875
3.40%, 07/15/26 .................. 680 689,736
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 960 965,211
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 4,100 4,320,375
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.22%, 06/15/47
(a)
........... 44,775 38,452,692
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,860,900
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 5.50%), 6.87%
(j)
10,865 10,960,503
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(j)
........................... 11,500 12,606,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,065,201
(USD Swap Semi 5 Year + 4.87%), 7.00%
(j)
18,595 21,128,569
(USD Swap Semi 5 Year + 4.59%), 6.87%
(j)
5,176 5,841,116
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(j)
...................... 1,200 1,282,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 535,934
296,040,841
Chemicals — 0.6%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ...................... 220 229,312
Ashland LLC, 4.75%, 08/15/22
(d)
......... 93 97,417
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 1,120 1,363,117
Security
Par (000)
Par (000) Value
Chemicals (continued)
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(i)
............ USD 2,607 $ 2,626,780
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
..... 10,838 11,027,665
Avient Corp., 5.25%, 03/15/23 .......... 400 429,000
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 .................. 660 702,075
3.38%, 02/15/29 .................. 2,883 2,883,000
Blue Cube Spinco LLC:
9.75%, 10/15/23 .................. 297 305,168
10.00%, 10/15/25 ................. 6,427 6,804,586
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 400 497,456
CF Industries, Inc., 4.95%, 06/01/43 ...... USD 1,075 1,319,563
Chemours Co. (The):
5.38%, 05/15/27 .................. 674 717,810
5.75%, 11/15/28
(b)
................. 2,894 2,951,880
CVR Partners LP, 9.25%, 06/15/23
(b)
...... 300 300,312
DuPont de Nemours, Inc.:
5.32%, 11/15/38 .................. 375 507,902
5.42%, 11/15/48 .................. 250 363,289
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 281,527
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 9,715 9,994,306
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
. 4,923 5,478,376
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,414 3,584,700
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,988,930
HB Fuller Co., 4.25%, 10/15/28 ......... 933 956,325
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 2,258 2,483,800
INEOS Finance plc, 3.38%, 03/31/26 ...... EUR 1,254 1,578,288
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
USD 400 405,500
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 933 939,998
K+S AG, 3.00%, 06/20/22 ............. EUR 400 486,950
Kraton Polymers LLC:
4.25%, 12/15/25
(b)
................. USD 395 402,939
5.25%, 05/15/26 .................. EUR 583 735,049
Kronos International, Inc., 3.75%, 09/15/25 .. 200 247,164
LYB International Finance III LLC:
2.88%, 05/01/25 .................. USD 1,250 1,352,665
4.20%, 10/15/49 .................. 125 146,115
4.20%, 05/01/50 .................. 300 349,602
Methanex Corp.:
5.13%, 10/15/27 .................. 330 358,670
5.25%, 12/15/29 .................. 1,250 1,354,650
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,043 1,091,395
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 600 784,666
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 807 1,020,525
Nouryon Holding BV, 6.50%, 10/01/26 ..... 200 257,133
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 323,829
Nutrition & Biosciences, Inc.
(b)
:
1.23%, 10/01/25 .................. 1,105 1,116,729
3.47%, 12/01/50 .................. 665 722,373
OCI NV:
3.13%, 11/01/24 .................. EUR 400 502,098
5.25%, 11/01/24
(b)
................. USD 660 685,575
3.63%, 10/15/25 .................. EUR 640 811,176
Olin Corp.:
5.50%, 08/15/22 .................. USD 1,214 1,268,630
9.50%, 06/01/25
(b)
................. 355 443,590
5.13%, 09/15/27 .................. 500 523,070
Pearl Holding III Ltd., 9.50%, 12/11/22 ..... 1,200 180,370
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 4,047 4,188,645
PQ Corp., 5.75%, 12/15/25
(b)
........... 6,909 7,090,361
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 400 406,000
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
1,268 1,322,207
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 1,070 1,152,925

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sherwin-Williams Co. (The):
3.45%, 06/01/27 .................. USD 289 $ 326,494
4.50%, 06/01/47 .................. 150 200,644
3.30%, 05/15/50 .................. 175 193,473
SPCM SA, 4.88%, 09/15/25
(b)
.......... 400 412,500
Synthomer plc, 3.88%, 07/01/25 ......... EUR 426 544,831
Tronox , Inc.
(b)
:
6.50%, 05/01/25 .................. USD 165 176,550
6.50%, 04/15/26 .................. 500 520,625
Valvoline, Inc.:
4.38%, 08/15/25 .................. 804 830,347
4.25%, 02/15/30
(b)
................. 880 932,800
3.63%, 06/15/31
(b)
................. 9 9,236
WR Grace & Co.-Conn.
(b)
:
5.63%, 10/01/24 .................. 439 473,571
4.88%, 06/15/27 .................. 887 940,681
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 630 649,294
96,354,229
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 7,259 7,866,941
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 15,731 16,773,965
9.75%, 07/15/27 .................. 6,766 7,374,940
APX Group, Inc.:
7.88%, 12/01/22 .................. 3,377 3,385,442
8.50%, 11/01/24 .................. 414 434,700
6.75%, 02/15/27
(b)
................. 1,785 1,918,875
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 3,523 3,628,690
6.38%, 05/01/25
(b)
................. 1,537 1,642,669
4.75%, 06/01/26 .................. 350 360,307
5.00%, 02/01/28
(b)
................. 1,105 1,164,394
Brink's Co. (The)
(b)
:
5.50%, 07/15/25 .................. 102 108,885
4.63%, 10/15/27 .................. 425 444,125
Cimpress plc, 7.00%, 06/15/26
(b)
......... 305 320,631
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 1,927 2,010,458
5.13%, 07/15/29 .................. 1,050 1,147,125
Covanta Holding Corp., 5.00%, 09/01/30 ... 548 586,326
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. 2,119 2,140,190
9.50%, 11/01/27 .................. 1,740 1,927,050
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 535 555,062
3.75%, 08/01/25 .................. 2,812 2,882,300
5.13%, 12/15/26 .................. 5,236 5,569,795
8.50%, 05/01/27 .................. 3,028 3,361,080
4.00%, 08/01/28 .................. 2,933 2,954,998
3.50%, 09/01/28 .................. 2,458 2,502,551
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,723,780
Interface, Inc., 5.50%, 12/01/28
(b)
........ 893 939,883
Intrum AB:
4.88%, 08/15/25 .................. EUR 438 552,473
3.50%, 07/15/26 .................. 952 1,151,380
3.00%, 09/15/27 .................. 500 585,476
IPD 3 BV, 5.50%, 12/01/25 ............ 849 1,068,296
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
USD 888 913,779
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,525
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 3,715 4,036,534
5.88%, 10/01/30 .................. 2,037 2,304,356
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. USD 1,494 $ 1,594,845
5.75%, 04/15/26 .................. 4,232 4,634,040
3.38%, 08/31/27 .................. 2,742 2,721,435
6.25%, 01/15/28 .................. 2,302 2,471,404
Republic Services, Inc.:
0.88%, 11/15/25 .................. 335 337,549
2.30%, 03/01/30 .................. 600 633,968
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 349,945
SPIE SA, 2.63%, 06/18/26 ............ EUR 400 511,138
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ USD 1,523 1,564,883
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 1,004 1,284,920
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25 ................. 700 849,340
Tuspark Forward Ltd., 7.95%, 08/15/21 .... USD 600 383,625
Verisure Holding AB:
3.50%, 05/15/23 .................. EUR 1,205 1,488,723
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 432,624
3.88%, 07/15/26 .................. 538 672,036
Verisure Midholding AB, 5.75%, 12/01/23 ... 929 1,146,829
Waste Management, Inc.:
1.50%, 03/15/31 .................. USD 1,320 1,307,585
2.50%, 11/15/50 .................. 180 181,864
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 4,015 4,105,338
113,030,072
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 5,849 6,248,253
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 2,819 2,882,428
5.00%, 03/15/27 .................. 2,447 2,410,295
CommScope , Inc.
(b)
:
5.50%, 03/01/24 .................. 5,097 5,255,007
6.00%, 03/01/26 .................. 3,130 3,297,768
8.25%, 03/01/27 .................. 399 425,932
7.13%, 07/01/28 .................. 350 372,750
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 1,025 1,227,965
2.30%, 11/15/30 .................. 680 693,146
Nokia OYJ:
4.38%, 06/12/27 .................. 380 414,438
6.63%, 05/15/39 .................. 2,016 2,575,053
ViaSat , Inc.
(b)
:
5.63%, 04/15/27 .................. 5,710 5,995,500
6.50%, 07/15/28 .................. 4,839 5,236,814
37,035,349
Construction & Engineering — 0.2%
AECOM:
5.88%, 10/15/24 .................. 1,580 1,762,142
5.13%, 03/15/27 .................. 1,650 1,836,170
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,871,437
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,463,059
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(f)(k)
............... CNY 6,794 57,466
China Shuifa Singyes Energy Holdings
Ltd., 2.00%, (2.00% Cash or 6.00% PIK),
12/19/22
(i)
..................... USD 446 404,082
Delhi International Airport Ltd., 6.13%, 10/31/26 1,000 1,027,188
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(j)
............ EUR 900 1,085,741

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
66
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Fluor Corp.:
3.50%, 12/15/24 .................. USD 150 $ 148,143
4.25%, 09/15/28 .................. 625 623,456
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 .................. 6,136 6,229,957
4.25%, 10/27/27 .................. 630 602,044
Heathrow Finance plc
(d)
:
5.25%, 03/01/24 .................. GBP 200 284,235
4.62%, 09/01/29 .................. 1,071 1,455,439
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 1,633 1,714,650
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 5,407,060
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 488 534,360
Pike Corp., 5.50%, 09/01/28
(b)
.......... 980 1,035,125
PowerTeam Services LLC, 9.03%, 12/04/25
(b)
. 495 550,742
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,000 1,960,000
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 537 561,165
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 2,995 2,980,025
35,593,686
Construction Materials — 0.0%
Cemex SAB de CV:
3.13%, 03/19/26 .................. EUR 800 1,003,280
5.20%, 09/17/30
(b)
................. USD 3,925 4,288,063
US Concrete, Inc., 5.13%, 03/01/29
(b)
...... 80 82,400
5,373,743
Consumer Finance — 0.7%
AerCap Ireland Capital DAC, 3.15%, 02/15/24 2,650 2,777,898
Ally Financial, Inc.:
1.45%, 10/02/23 .................. 720 734,990
5.75%, 11/20/25 .................. 975 1,135,136
8.00%, 11/01/31 .................. 6,210 9,115,472
American Honda Finance Corp.:
1.95%, 05/10/23 .................. 590 611,875
1.00%, 09/10/25 .................. 1,360 1,380,760
Capital One Financial Corp., 3.45%, 04/30/21 1,800 1,813,370
Caterpillar Financial Services Corp., 2.95%,
02/26/22 ...................... 890 917,533
Credit Acceptance Corp., 6.63%, 03/15/26 .. 1,000 1,065,000
Curo Group Holdings Corp., 8.25%, 09/01/25
(b)
250 237,500
Encore Capital Group, Inc.:
4.88%, 10/15/25 .................. EUR 444 561,115
5.38%, 02/15/26 .................. GBP 300 418,455
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 1,260 1,225,350
FCE Bank plc, 1.62%, 05/11/23 ......... EUR 1,400 1,711,186
Ford Motor Credit Co. LLC:
3.20%, 01/15/21 .................. USD 277 277,138
5.88%, 08/02/21 .................. 2,319 2,373,497
5.60%, 01/07/22 .................. 551 569,558
2.98%, 08/03/22 .................. 3,104 3,155,837
3.35%, 11/01/22 .................. 3,011 3,063,692
3.09%, 01/09/23 .................. 433 440,554
4.14%, 02/15/23 .................. 1,178 1,213,340
3.10%, 05/04/23 .................. 367 370,784
4.38%, 08/06/23 .................. 586 607,975
3.81%, 01/09/24 .................. 1,775 1,819,375
3.02%, 03/06/24 .................. EUR 200 252,576
5.58%, 03/18/24 .................. USD 1,700 1,833,705
1.74%, 07/19/24 .................. EUR 100 121,384
4.06%, 11/01/24 .................. USD 200 210,114
1.36%, 02/07/25 .................. EUR 200 238,222
5.13%, 06/16/25 .................. USD 8,528 9,272,494
4.13%, 08/04/25 .................. 3,078 3,228,052
3.25%, 09/15/25 .................. EUR 250 320,470
3.38%, 11/13/25 .................. USD 724 743,809
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
2.33%, 11/25/25 .................. EUR 1,800 $ 2,229,426
4.39%, 01/08/26 .................. USD 2,800 2,939,104
2.39%, 02/17/26 .................. EUR 200 247,995
4.00%, 11/13/30 .................. USD 1,005 1,055,250
General Motors Financial Co., Inc.:
4.20%, 03/01/21 .................. 440 441,082
3.55%, 04/09/21 .................. 2,000 2,015,484
4.20%, 11/06/21 .................. 640 659,659
3.55%, 07/08/22 .................. 1,690 1,762,611
3.25%, 01/05/23 .................. 5,750 6,029,498
4.00%, 10/06/26 .................. 1,550 1,745,095
5.65%, 01/17/29 .................. 682 845,059
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... 3,197 2,783,641
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,034,800
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 219,483
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(j)
............ 936 814,320
Manappuram Finance Ltd., 5.90%, 01/13/23 . 4,589 4,742,445
Muthoot Finance Ltd., 4.40%, 09/02/23 .... 5,715 5,818,584
Navient Corp.:
7.25%, 09/25/23 .................. 628 688,275
6.13%, 03/25/24 .................. 1,821 1,943,918
5.88%, 10/25/24 .................. 600 637,500
6.75%, 06/15/26 .................. 2,820 3,063,225
5.00%, 03/15/27 .................. 500 504,375
OneMain Finance Corp.:
6.13%, 05/15/22 .................. 800 848,000
5.63%, 03/15/23 .................. 630 675,675
6.13%, 03/15/24 .................. 885 966,862
6.88%, 03/15/25 .................. 3,103 3,603,359
7.13%, 03/15/26 .................. 6,074 7,182,505
6.63%, 01/15/28 .................. 3,075 3,651,562
5.38%, 11/15/29 .................. 104 117,000
4.00%, 09/15/30 .................. 501 519,843
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 3,416 3,498,197
5.10%, 07/16/23 .................. 8,077 8,218,348
SLM Corp., 4.20%, 10/29/25 ........... 450 475,312
Toyota Motor Credit Corp.:
2.90%, 03/30/23 .................. 350 370,264
1.15%, 08/13/27 .................. 1,525 1,531,191
3.38%, 04/01/30 .................. 327 382,568
128,079,731
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 6,694 7,145,966
Ardagh Packaging Finance plc:
5.25%, 04/30/25
(b)
................. 1,518 1,601,490
4.13%, 08/15/26
(b)
................. 5,183 5,416,235
4.75%, 07/15/27 .................. GBP 1,268 1,796,859
5.25%, 08/15/27
(b)
................. USD 6,990 7,338,172
Ball Corp.:
4.00%, 11/15/23 .................. 300 319,500
5.25%, 07/01/25 .................. 1,163 1,327,250
4.88%, 03/15/26 .................. 85 96,008
2.88%, 08/15/30 .................. 350 349,125
Berry Global, Inc.
(b)
:
1.57%, 01/15/26 .................. 1,675 1,690,159
4.50%, 02/15/26 .................. 480 490,800
4.88%, 07/15/26 .................. 1,015 1,090,303
CANPACK SA, 3.13%, 11/01/25
(b)
........ 810 807,975
Cascades, Inc.
(b)
:
5.13%, 01/15/26 .................. 800 845,000
5.38%, 01/15/28 .................. 940 999,044

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown Americas LLC:
4.50%, 01/15/23 .................. USD 750 $ 791,347
4.75%, 02/01/26 .................. 4,815 4,995,563
4.25%, 09/30/26 .................. 4,926 5,429,191
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 448,040
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
655 723,775
Graphic Packaging International LLC
(b)
:
3.50%, 03/15/28 .................. 553 573,046
3.50%, 03/01/29 .................. 895 915,138
Greif, Inc., 6.50%, 03/01/27
(b)
........... 495 523,462
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 1,184 1,216,560
International Paper Co., 4.35%, 08/15/48 ... 470 615,545
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. 2,675 2,896,945
10.50%, 07/15/27 ................. 1,059 1,192,698
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 3,999 4,077,900
OI European Group BV:
3.13%, 11/15/24 .................. EUR 500 631,043
2.88%, 02/15/25 .................. 566 700,079
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 482,062
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
.. 350 360,500
Sealed Air Corp., 5.25%, 04/01/23
(b)
...... 486 516,375
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 725 753,094
Trivium Packaging Finance BV
(d)
:
3.75%, 08/15/26 .................. EUR 1,534 1,924,610
5.50%, 08/15/26
(b)
................. USD 7,598 8,034,885
8.50%, 08/15/27
(b)
................. 11,326 12,401,970
WRKCo, Inc., 3.75%, 03/15/25 .......... 325 362,293
81,880,007
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 .............. 4,991 5,165,685
Core & Main LP, 6.13%, 08/15/25 ........ 12,018 12,423,607
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 355 374,525
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 348 332,003
9.00%, 11/15/26 .................. 804 761,026
19,056,846
Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 4,564 4,723,740
Carriage Services, Inc., 6.63%, 06/01/26
(b)
.. 1,600 1,710,000
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 1,973 2,103,711
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,047,900
Laureate Education, Inc., 8.25%, 05/01/25
(b)
. 70 74,200
Service Corp. International:
4.63%, 12/15/27 .................. 833 887,145
5.13%, 06/01/29 .................. 716 792,970
3.38%, 08/15/30 .................. 1,731 1,800,604
Sotheby's, 7.38%, 10/15/27
(b)
........... 4,779 5,119,504
18,259,774
Diversified Financial Services — 0.4%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 908 1,236,574
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ...................... 1,039 1,444,077
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. USD 1,217 1,290,020
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 .................. EUR 932 1,167,042
7.75%, 11/01/25 .................. GBP 544 764,021
GE Capital Funding LLC, 3.45%, 05/15/25
(b)
. USD 2,630 2,901,738
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. USD 1,325 $ 1,581,448
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... 6,699 6,583,777
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 3,375 3,507,891
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 4,599 5,299,269
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 .................. EUR 631 810,368
4.50%, 05/15/26
(b)
................. 2,815 3,615,190
6.25%, 05/15/26
(b)
................. USD 5,971 6,374,043
8.25%, 11/15/26
(b)
................. 5,282 5,763,982
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 .................. 545 551,812
9.25%, 04/15/25 .................. 2,322 2,763,180
7.38%, 09/01/25 .................. 1,453 1,576,505
Shell International Finance BV:
2.38%, 11/07/29 .................. 20 21,531
4.38%, 05/11/45 .................. 10 13,177
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,478 2,577,120
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,599,498
65,442,263
Diversified Telecommunication Services — 1.7%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................. EUR 500 662,073
8.00%, 05/15/27 .................. 299 395,920
10.50%, 05/15/27
(b)
................ USD 14,301 16,052,872
6.00%, 02/15/28
(b)
................. 2,625 2,657,813
Altice France SA:
2.50%, 01/15/25 .................. EUR 817 977,617
7.38%, 05/01/26
(b)
................. USD 7,274 7,655,885
5.88%, 02/01/27 .................. EUR 1,400 1,819,513
8.13%, 02/01/27
(b)
................. USD 11,961 13,187,122
5.50%, 01/15/28
(b)
................. 5,133 5,366,603
4.13%, 01/15/29 .................. EUR 1,799 2,239,506
5.13%, 01/15/29
(b)
................. USD 894 925,290
AT&T, Inc.:
2.63%, 12/01/22 .................. 416 431,525
4.35%, 03/01/29 .................. 25 29,817
2.55%, 12/01/33
(b)
................. 795 814,985
4.50%, 05/15/35 .................. 2,250 2,730,230
5.25%, 03/01/37 .................. 700 911,020
5.15%, 03/15/42 .................. 450 571,465
4.65%, 06/01/44 .................. 200 240,205
3.55%, 09/15/55
(b)
................. 926 922,856
3.80%, 12/01/57
(b)
................. 615 642,636
3.65%, 09/15/59
(b)
................. 406 409,954
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(f)(k)
1,000 2,187
CCO Holdings LLC
(b)
:
4.00%, 03/01/23 .................. 165 166,031
5.13%, 05/01/27 .................. 4,578 4,858,128
5.88%, 05/01/27 .................. 630 654,412
5.00%, 02/01/28 .................. 1,891 1,999,733
5.38%, 06/01/29 .................. 5,674 6,220,123
4.75%, 03/01/30 .................. 5,020 5,416,580
4.50%, 08/15/30 .................. 7,680 8,150,400
4.25%, 02/01/31 .................. 6,635 6,992,361
4.50%, 05/01/32 .................. 10,282 10,978,297
Cellnex Telecom SA, 0.75%, 11/20/31
(h)
.... EUR 1,500 1,762,357
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,228,466
Series Y, 7.50%, 04/01/24 ........... 2,989 3,385,043
5.13%, 12/15/26
(b)
................. 9,168 9,681,041
4.00%, 02/15/27
(b)
................. 4,222 4,359,215
4.50%, 01/15/29
(b)
................. 4,778 4,861,615

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
68
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Series P, 7.60%, 09/15/39 ........... USD 3,222 $ 3,914,730
Series U, 7.65%, 03/15/42 ........... 4,939 5,976,190
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. 2,681 2,788,240
8.00%, 10/15/25 .................. 680 725,050
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 3,059 3,273,130
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 12 18,986
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 3,485 3,768,156
5.00%, 05/01/28 .................. 5,279 5,503,358
6.75%, 05/01/29 .................. 3,264 3,492,480
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
.................... 2,572 2,633,085
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ 200 210,500
Level 3 Financing, Inc.:
5.38%, 01/15/24 .................. 555 559,329
5.38%, 05/01/25 .................. 550 565,647
4.63%, 09/15/27
(b)
................. 2,262 2,362,512
4.25%, 07/01/28
(b)
................. 3,399 3,492,473
3.63%, 01/15/29
(b)
................. 3,570 3,561,075
Lorca Telecom Bondco SA, 4.00%, 09/18/27 . EUR 586 752,540
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(j)
..................... USD 10,215 10,894,936
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
..................... 892 949,701
QualityTech LP, 3.88%, 10/01/28
(b)
....... 3,126 3,188,520
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 750 797,812
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 9,056 11,940,155
8.75%, 03/15/32 .................. 6,943 10,993,372
Switch Ltd., 3.75%, 09/15/28
(b)
.......... 3,401 3,452,015
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 2,987 3,674,010
6.00%, 09/30/34 .................. 5,559 6,771,362
7.20%, 07/18/36 .................. 333 449,274
7.72%, 06/04/38 .................. 226 314,140
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 1,095,770
Telecom Italia SpA :
5.30%, 05/30/24
(b)
................. USD 2,046 2,225,025
3.00%, 09/30/25 .................. EUR 300 389,960
2.38%, 10/12/27 .................. 600 762,324
Telefonica Emisiones SA, 4.67%, 03/06/38 .. USD 1,075 1,290,516
Telesat Canada
(b)
:
4.88%, 06/01/27 .................. 4,640 4,802,400
6.50%, 10/15/27 .................. 245 256,025
Verizon Communications, Inc.:
3.88%, 02/08/29 .................. 2,575 3,031,027
4.02%, 12/03/29 .................. 24 28,538
1.50%, 09/18/30 .................. 285 280,758
1.68%, 10/30/30
(b)
................. 711 708,123
4.50%, 08/10/33 .................. 900 1,135,629
4.27%, 01/15/36 .................. 4,005 4,967,323
3.85%, 11/01/42 .................. 480 569,295
4.86%, 08/21/46 .................. 800 1,081,150
4.52%, 09/15/48 .................. 290 378,184
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 661 821,642
5.00%, 07/15/30
(b)
................. USD 760 788,500
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(b)
................. 500 519,375
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 04/15/27 .................. GBP 200 $ 286,150
5.25%, 05/15/29 .................. 100 147,314
5.50%, 05/15/29
(b)
................. USD 5,411 5,864,171
4.50%, 08/15/30
(b)
................. 3,545 3,704,525
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 684,760
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 17,234 17,277,085
6.13%, 03/01/28 .................. 9,092 9,614,790
290,094,033
Electric Utilities — 0.9%
1MDB Energy Ltd., 5.99%, 05/11/22 ...... 5,700 5,970,750
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 83,586
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 3,145 3,395,617
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................. 430 443,279
Baltimore Gas & Electric Co.:
3.20%, 09/15/49 .................. 525 586,309
2.90%, 06/15/50 .................. 116 124,895
Drax Finco plc, 6.63%, 11/01/25
(b)
........ 450 471,375
DTE Electric Co.:
Series C, 2.63%, 03/01/31 ........... 4 4,429
Series A, 4.05%, 05/15/48 ........... 675 887,174
Duke Energy Carolinas LLC:
6.05%, 04/15/38 .................. 925 1,390,534
3.70%, 12/01/47 .................. 600 724,542
3.20%, 08/15/49 .................. 982 1,117,864
Duke Energy Corp.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%),
4.88%
(a)(j)
..................... 30,400 32,918,032
2.45%, 06/01/30 .................. 1,485 1,580,098
Duke Energy Florida LLC:
2.50%, 12/01/29 .................. 2,225 2,428,875
1.75%, 06/15/30 .................. 255 260,738
3.85%, 11/15/42 .................. 320 381,898
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,331,414
Enel Americas SA, 4.00%, 10/25/26 ...... 4,668 5,229,619
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,109,284
Eversource Energy:
2.50%, 03/15/21 .................. 1,000 1,002,402
2.80%, 05/01/23 .................. 690 723,973
Exelon Corp.:
3.95%, 06/15/25 .................. 1,025 1,159,464
4.70%, 04/15/50 .................. 250 332,433
FirstEnergy Corp.:
Series B, 3.90%, 07/15/27
(d)
.......... 1,922 2,118,613
2.65%, 03/01/30 .................. 1,145 1,148,631
Series B, 2.25%, 09/01/30 ........... 161 155,736
Series C, 7.38%, 11/15/31 ........... 700 998,175
Series C, 4.85%, 07/15/47
(d)
.......... 3,963 4,931,934
Series C, 3.40%, 03/01/50 ........... 1,953 1,870,648
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 1,235 1,346,421
5.45%, 07/15/44 .................. 2,270 2,880,320
4.55%, 04/01/49 .................. 1,096 1,279,943
Florida Power & Light Co.:
3.70%, 12/01/47 .................. 475 588,830
3.15%, 10/01/49 .................. 650 749,152
Greenko Investment Co., 4.88%, 08/16/23 .. 2,238 2,282,061
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(f)(k)
901 315,350
Kallpa Generacion SA, 4.88%, 05/24/26 .... 4,804 5,288,904
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. 825 979,885
4.25%, 07/15/49 .................. 1,175 1,577,590

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... USD 9,160 $ 9,592,237
NextEra Energy Capital Holdings, Inc.:
2.75%, 05/01/25 .................. 257 278,030
3.55%, 05/01/27 .................. 975 1,110,134
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 .................. 581 621,670
4.25%, 09/15/24 .................. 395 422,650
Northern States Power Co.:
2.90%, 03/01/50 .................. 350 394,654
2.60%, 06/01/51 .................. 360 381,350
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 425 448,375
6.63%, 01/15/27 .................. 2,915 3,078,356
2.45%, 12/02/27
(b)
................. 800 842,260
5.75%, 01/15/28 .................. 14 15,295
5.25%, 06/15/29
(b)
................. 261 287,100
3.63%, 02/15/31
(b)
................. 3,241 3,334,341
Ohio Power Co., 4.00%, 06/01/49 ........ 975 1,229,661
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45 .................. 800 977,147
3.70%, 05/15/50 .................. 1,155 1,434,228
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.60%,
11/15/21
(a)
.................... 2,330 2,331,276
3.45%, 07/01/25 .................. 1,460 1,582,896
3.30%, 12/01/27 .................. 1,065 1,138,096
4.45%, 04/15/42 .................. 475 514,360
4.00%, 12/01/46
(f)
................. 258 267,997
4.95%, 07/01/50 .................. 587 699,477
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 3,152 3,325,360
PG&E Corp., 5.25%, 07/01/30 .......... 2,728 3,000,800
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 125 155,640
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 495,758
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................. 600 695,691
Southern California Edison Co.:
Series A, 2.90%, 03/01/21 ........... 350 351,428
Series E, (LIBOR USD 3 Month + 4.20%),
6.25%
(a)(j)
..................... 3,739 3,795,085
4.00%, 04/01/47 .................. 575 675,394
Series B, 4.88%, 03/01/49 ........... 70 92,376
Southern Co. (The), Series B, (LIBOR USD 3
Month + 3.63%), 5.50%, 03/15/57
(a)
..... 7,475 7,771,419
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,684,135
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 1,379 1,557,002
Tampa Electric Co., 4.45%, 06/15/49 ...... 375 491,212
Virginia Electric & Power Co.:
4.45%, 02/15/44 .................. 160 209,149
4.60%, 12/01/48 .................. 1,435 2,019,587
3.30%, 12/01/49 .................. 500 589,979
2.45%, 12/15/50 .................. 765 769,819
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 .................. 944 1,004,076
5.00%, 07/31/27 .................. 365 386,900
Wisconsin Electric Power Co., 2.95%, 09/15/21 1,000 1,011,366
Xcel Energy, Inc., 2.40%, 03/15/21 ....... 1,000 1,002,227
161,236,770
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Orano SA, 3.38%, 04/23/26 ........... EUR 100 $ 132,879
Sensata Technologies BV, 5.00%, 10/01/25
(b)
. USD 3,445 3,832,562
3,965,441
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 1,260 1,585,396
3.88%, 03/15/28 .................. 500 635,624
CDW LLC:
5.50%, 12/01/24 .................. USD 1,000 1,117,990
4.13%, 05/01/25 .................. 1,605 1,679,119
3.25%, 02/15/29 .................. 3,405 3,472,079
Ingram Micro, Inc., 5.45%, 12/15/24
(d)
..... 375 431,340
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 .................. 1,020 1,097,775
3.75%, 02/15/31 .................. 1,204 1,248,042
11,267,365
Energy Equipment & Services — 0.1%
Anton Oilfield Services Group, 7.50%, 12/02/22 1,725 1,492,125
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 2,226 2,395,732
6.25%, 04/01/28 .................. 2,631 2,738,766
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 428,202
ChampionX Corp., 6.38%, 05/01/26 ....... 1,683 1,699,830
Halliburton Co.:
3.80%, 11/15/25 .................. 475 532,723
2.92%, 03/01/30 .................. 350 368,882
5.00%, 11/15/45 .................. 275 326,913
Hilong Holding Ltd., 8.25%, 09/26/22
(f)(k)
.... 1,415 1,096,625
Tervita Corp., 11.00%, 12/01/25
(b)
........ 856 921,090
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 832,260
USA Compression Partners LP:
6.88%, 04/01/26 .................. 4,205 4,394,225
6.88%, 09/01/27 .................. 3,844 4,103,778
21,331,151
Entertainment — 0.2%
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
..................... 200 207,299
Cinemark USA, Inc., 4.88%, 06/01/23 ..... 500 475,000
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 .................. 982 1,006,550
5.88%, 11/01/24 .................. 1,080 1,096,200
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 659 667,238
6.50%, 05/15/27 .................. 8,572 9,587,953
4.75%, 10/15/27 .................. 921 943,951
3.75%, 01/15/28 .................. 1,435 1,449,924
Netflix, Inc.:
3.63%, 06/15/25
(b)
................. 380 406,881
4.88%, 04/15/28 .................. 673 758,942
5.88%, 11/15/28 .................. 4,740 5,682,075
3.88%, 11/15/29 .................. EUR 480 677,166
5.38%, 11/15/29
(b)
................. USD 2,672 3,149,620
3.63%, 06/15/30 .................. EUR 1,963 2,722,514
4.88%, 06/15/30
(b)
................. USD 6,167 7,092,050
Walt Disney Co. (The):
1.65%, 09/01/22 .................. 10 10,230
3.50%, 05/13/40 .................. 40 47,020
WMG Acquisition Corp.
(b)
:
3.88%, 07/15/30 .................. 1,759 1,869,412
3.00%, 02/15/31 .................. 1,107 1,084,860
38,934,885

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
70
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.:
3.95%, 01/15/28 .................. USD 1,925 $ 2,235,992
4.90%, 12/15/30 .................. 635 808,086
1.88%, 02/01/33 .................. 300 299,520
American Tower Corp.:
3.50%, 01/31/23 .................. 680 720,915
3.38%, 10/15/26 .................. 995 1,117,735
3.95%, 03/15/29 .................. 925 1,076,518
3.80%, 08/15/29 .................. 125 145,330
2.90%, 01/15/30 .................. 160 174,403
2.10%, 06/15/30 .................. 1,195 1,226,557
Boston Properties LP, 2.90%, 03/15/30 ..... 825 888,350
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 3,234 3,185,490
Crown Castle International Corp.:
5.25%, 01/15/23 .................. 1,325 1,449,886
1.35%, 07/15/25 .................. 1,440 1,469,923
3.80%, 02/15/28 .................. 1,075 1,238,966
4.30%, 02/15/29 .................. 925 1,098,594
3.30%, 07/01/30 .................. 200 223,856
Diversified Healthcare Trust, 9.75%, 06/15/25 705 800,979
Duke Realty LP, 3.05%, 03/01/50 ........ 120 130,694
EPR Properties, 3.75%, 08/15/29 ........ 100 95,936
Equinix , Inc.:
2.90%, 11/18/26 .................. 625 683,542
1.80%, 07/15/27 .................. 550 566,166
3.20%, 11/18/29 .................. 10 10,978
3.00%, 07/15/50 .................. 125 126,584
2.95%, 09/15/51 .................. 665 671,478
ERP Operating LP, 2.85%, 11/01/26 ...... 530 586,347
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
.... 945 968,625
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 2,071 2,135,172
GLP Capital LP:
5.25%, 06/01/25 .................. 3,730 4,196,548
5.38%, 04/15/26 .................. 217 249,044
5.30%, 01/15/29 .................. 405 468,565
4.00%, 01/15/31 .................. 2,430 2,651,665
HAT Holdings I LLC
(b)
:
5.25%, 07/15/24 .................. 930 967,200
3.75%, 09/15/30 .................. 1,055 1,094,563
Healthpeak Properties, Inc.:
3.00%, 01/15/30 .................. 458 501,282
2.88%, 01/15/31 .................. 75 80,837
Host Hotels & Resorts LP, Series I, 3.50%,
09/15/30 ...................... 1,180 1,243,181
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 .................. 500 522,500
4.88%, 09/15/29 .................. 252 265,860
5.25%, 07/15/30 .................. 6,641 7,172,280
4.50%, 02/15/31 .................. 740 775,150
5.63%, 07/15/32 .................. 5,014 5,527,935
iStar, Inc., 4.25%, 08/01/25 ............ 700 691,250
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 ... 3,250 3,247,969
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 5,355 5,816,333
4.63%, 06/15/25
(b)
................. 2,345 2,511,495
4.50%, 09/01/26 .................. 3,548 3,817,293
5.75%, 02/01/27 .................. 2,046 2,295,346
4.50%, 01/15/28 .................. 4,794 5,100,241
3.88%, 02/15/29
(b)
................. 4,475 4,575,688
Mid-America Apartments LP, 1.70%, 02/15/31 430 428,415
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 1,055 1,104,585
5.00%, 10/15/27 .................. 1,809 1,924,324
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.63%, 08/01/29 .................. USD 3,406 $ 3,640,162
3.50%, 03/15/31 .................. 3,510 3,624,075
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 698 743,370
Prologis LP, 2.25%, 04/15/30 ........... 900 964,423
Realty Income Corp.:
3.88%, 04/15/25 .................. 450 506,902
3.00%, 01/15/27 .................. 370 409,398
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 4,598 4,758,930
SBA Communications Corp.:
4.88%, 09/01/24 .................. 4,513 4,629,120
3.88%, 02/15/27
(b)
................. 5,321 5,588,646
Service Properties Trust:
4.50%, 06/15/23 .................. 255 256,275
4.65%, 03/15/24 .................. 500 495,000
4.35%, 10/01/24 .................. 238 235,025
7.50%, 09/15/25 .................. 3,021 3,481,157
5.50%, 12/15/27 .................. 1,323 1,446,514
4.38%, 02/15/30 .................. 850 828,750
Trust Fibra Uno, 4.87%, 01/15/30
(b)
....... 5,134 5,855,969
UDR, Inc.:
3.20%, 01/15/30 .................. 300 333,850
2.10%, 08/01/32 .................. 85 86,639
Uniti Group LP:
8.25%, 10/15/23 .................. 4,399 4,431,993
7.88%, 02/15/25
(b)
................. 1,250 1,342,762
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 731,671
VEREIT Operating Partnership LP:
2.20%, 06/15/28 .................. 320 327,210
2.85%, 12/15/32 .................. 245 256,184
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 1,385 1,416,543
4.25%, 12/01/26 .................. 6,538 6,780,887
3.75%, 02/15/27 .................. 3,497 3,575,682
4.63%, 12/01/29 .................. 2,586 2,767,020
4.13%, 08/15/30 .................. 7,730 8,160,020
XHR LP, 6.38%, 08/15/25
(b)
............ 230 242,650
149,282,998
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 1,533 1,578,990
3.25%, 03/15/26
(b)
................. 2,763 2,804,445
4.63%, 01/15/27
(b)
................. 3,942 4,193,302
5.88%, 02/15/28
(b)
................. 1,903 2,070,826
3.50%, 03/15/29
(b)
................. 575 581,825
4.88%, 02/15/30
(b)
................. 3,235 3,564,582
Casino Guichard Perrachon SA, 4.05%,
08/05/26
(d)
..................... EUR 100 107,749
Iceland Bondco plc, 4.63%, 03/15/25 ...... GBP 600 812,262
Ingles Markets, Inc., 5.75%, 06/15/23 ..... USD 210 212,100
Kroger Co. (The), 4.45%, 02/01/47 ....... 450 566,311
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
........... EUR 1,500 1,827,894
Quatrim SASU, 5.88%, 01/15/24 ........ 300 379,744
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 126,600
Sysco Corp.:
6.60%, 04/01/40 .................. 2,585 3,781,226
6.60%, 04/01/50 .................. 2,501 3,851,945
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
957 1,001,242
Walmart, Inc.:
3.70%, 06/26/28 .................. 25 29,446
4.05%, 06/29/48 .................. 1,420 1,927,005
29,417,494

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. USD 4,281 $ 4,489,057
4.63%, 11/15/28 .................. 2,015 2,045,225
General Mills, Inc., 4.70%, 04/17/48 ...... 46 64,491
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 630 656,184
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 350 377,895
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 .................. 500 515,875
6.75%, 02/15/28 .................. 1,906 2,132,933
6.50%, 04/15/29 .................. 4,716 5,489,896
5.50%, 01/15/30 .................. 1,185 1,361,280
Knight Castle Investments Ltd., 7.99%,
01/23/21 ...................... 231 168,630
Kraft Heinz Foods Co.:
4.63%, 01/30/29 .................. 500 572,118
3.75%, 04/01/30
(b)
................. 1,600 1,710,034
4.25%, 03/01/31
(b)
................. 8,021 8,943,877
5.00%, 07/15/35 .................. 837 1,014,647
6.88%, 01/26/39 .................. 2,541 3,520,954
4.63%, 10/01/39
(b)
................. 1,024 1,143,352
6.50%, 02/09/40 .................. 1,215 1,642,326
5.00%, 06/04/42 .................. 3,010 3,531,553
5.20%, 07/15/45 .................. 986 1,172,408
4.38%, 06/01/46 .................. 5,471 5,919,321
4.88%, 10/01/49
(b)
................. 9,898 11,547,238
5.50%, 06/01/50
(b)
................. 9,088 11,448,631
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 400 417,000
4.88%, 11/01/26 .................. 800 836,240
4.88%, 05/15/28 .................. 2,111 2,356,404
Mondelez International, Inc., 2.13%, 04/13/23 120 124,638
Pilgrim's Pride Corp.
(b)
:
5.75%, 03/15/25 .................. 1,220 1,252,452
5.88%, 09/30/27 .................. 900 976,149
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 .................. 2,482 2,562,665
5.75%, 03/01/27 .................. 1,500 1,588,125
5.63%, 01/15/28 .................. 2,142 2,281,230
4.63%, 04/15/30 .................. 919 966,751
Premier Foods Finance plc, 6.25%, 10/15/23 . GBP 400 563,410
Sigma Holdco BV, 7.88%, 05/15/26
(b)
...... USD 200 205,000
Simmons Foods, Inc.
(b)
:
7.75%, 01/15/24 .................. 2,959 3,081,059
5.75%, 11/01/24 .................. 385 393,181
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 650 839,890
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 695 718,891
88,631,010
Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24 .................. 550 592,625
5.88%, 08/20/26 .................. 250 281,250
5.75%, 05/20/27 .................. 750 853,267
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 459,387
China Oil & Gas Group Ltd., 5.50%, 01/25/23 . 630 647,916
Ferrellgas LP, 10.00%, 04/15/25
(b)
........ 771 852,356
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 5,235 5,712,694
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 984,258
Suburban Propane Partners LP, 5.88%,
03/01/27 ...................... 800 836,000
11,219,753
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
4.75%, 11/30/36 .................. USD 600 $ 825,311
6.15%, 11/30/37 .................. 240 377,109
4.90%, 11/30/46 .................. 95 140,838
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 5,917 6,257,228
Becton Dickinson and Co.:
2.89%, 06/06/22 .................. 1,194 1,234,162
3.73%, 12/15/24 .................. 575 637,494
3.70%, 06/06/27 .................. 2,175 2,496,055
4.69%, 12/15/44 .................. 450 580,866
3.79%, 05/20/50 .................. 1 1,188
DH Europe Finance II SARL, 2.05%, 11/15/22 715 737,530
Hologic , Inc.
(b)
:
4.63%, 02/01/28 .................. 434 460,583
3.25%, 02/15/29 .................. 2,090 2,126,575
Medtronic, Inc., 4.38%, 03/15/35 ........ 625 841,622
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 7,724 8,226,060
7.25%, 02/01/28 .................. 5,830 6,150,650
Teleflex, Inc.:
4.63%, 11/15/27 .................. 350 376,148
4.25%, 06/01/28
(b)
................. 1,673 1,773,380
33,242,799
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 .................. 758 759,895
5.50%, 07/01/28
(b)
................. 1,251 1,343,637
5.00%, 04/15/29
(b)
................. 1,260 1,345,050
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 2,464 2,645,720
4.63%, 08/01/29 .................. 898 922,695
Aetna, Inc., 4.75%, 03/15/44 ........... 550 707,882
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 3,264 3,602,640
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 981 1,030,050
Anthem, Inc.:
2.38%, 01/15/25 .................. 105 112,303
4.65%, 01/15/43 .................. 350 458,692
3.70%, 09/15/49 .................. 1,050 1,254,623
Centene Corp.:
5.38%, 06/01/26
(b)
................. 4,601 4,852,721
5.38%, 08/15/26
(b)
................. 3,292 3,477,175
4.25%, 12/15/27 .................. 2,223 2,356,380
4.63%, 12/15/29 .................. 3,015 3,347,283
3.00%, 10/15/30 .................. 3,542 3,754,166
Cigna Corp.:
4.13%, 11/15/25 .................. 400 460,809
4.90%, 12/15/48 .................. 860 1,182,617
3.40%, 03/15/50 .................. 155 174,414
CommonSpirit Health:
2.78%, 10/01/30 .................. 225 238,215
3.91%, 10/01/50 .................. 440 490,516
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 .................. 3,338 3,479,865
6.63%, 02/15/25 .................. 8,500 8,946,080
8.00%, 03/15/26 .................. 10,398 11,203,845
5.63%, 03/15/27 .................. 5,211 5,603,128
6.00%, 01/15/29 .................. 3,604 3,893,257
CVS Health Corp.:
3.50%, 07/20/22 .................. 2,370 2,473,969
1.30%, 08/21/27 .................. 760 763,529
4.30%, 03/25/28 .................. 2,031 2,416,810
1.88%, 02/28/31 .................. 3,235 3,275,190
4.78%, 03/25/38 .................. 11 13,937
5.13%, 07/20/45 .................. 700 942,453
5.05%, 03/25/48 .................. 800 1,084,223

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
72
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
DaVita, Inc.
(b)
:
4.63%, 06/01/30 .................. USD 1,100 $ 1,167,375
3.75%, 02/15/31 .................. 645 654,907
Encompass Health Corp.:
4.50%, 02/01/28 .................. 220 229,900
4.75%, 02/01/30 .................. 285 305,306
4.63%, 04/01/31 .................. 623 666,610
HCA, Inc.:
5.88%, 05/01/23 .................. 300 329,625
5.38%, 02/01/25 .................. 2,956 3,324,111
5.88%, 02/15/26 .................. 1,000 1,150,000
5.38%, 09/01/26 .................. 4,589 5,274,596
5.63%, 09/01/28 .................. 2,414 2,848,520
5.88%, 02/01/29 .................. 2,425 2,918,439
4.13%, 06/15/29 .................. 225 261,018
3.50%, 09/01/30 .................. 10,034 10,661,889
5.50%, 06/15/47 .................. 850 1,135,354
5.25%, 06/15/49 .................. 665 878,330
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. 1,540 1,653,667
4.38%, 02/15/27 .................. 1,962 1,964,453
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 1,144 1,141,540
MEDNAX, Inc.
(b)
:
5.25%, 12/01/23 .................. 1,407 1,424,306
6.25%, 01/15/27 .................. 1,507 1,616,197
Molina Healthcare, Inc.:
5.38%, 11/15/22
(d)
................. 530 561,137
4.38%, 06/15/28
(b)
................. 2,244 2,361,810
3.88%, 11/15/30
(b)
................. 1,765 1,892,963
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 1,478 1,570,375
Providence Service Corp. (The), 5.88%,
11/15/25
(b)
..................... 2,151 2,274,682
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 649 713,900
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 1,537 1,606,257
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 1,830 1,970,764
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 4,077 4,148,348
10.00%, 04/15/27 ................. 3,713 4,102,865
Sutter Health:
Series 20A, 2.29%, 08/15/30 ......... 400 415,913
Series 20A, 3.36%, 08/15/50 ......... 244 265,603
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
........... EUR 1,440 1,793,920
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
USD 432 371,520
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 1,132 1,160,323
4.63%, 09/01/24
(b)
................. 1,371 1,415,557
7.50%, 04/01/25
(b)
................. 1,506 1,645,305
5.13%, 05/01/25 .................. 990 1,009,295
4.88%, 01/01/26
(b)
................. 7,029 7,353,107
6.25%, 02/01/27
(b)
................. 3,296 3,493,760
5.13%, 11/01/27
(b)
................. 7,341 7,772,284
4.63%, 06/15/28
(b)
................. 234 245,115
6.13%, 10/01/28
(b)
................. 2,505 2,610,160
UnitedHealth Group, Inc.:
3.50%, 08/15/39 .................. 775 921,957
2.75%, 05/15/40 .................. 345 374,265
4.75%, 07/15/45 .................. 700 984,843
4.25%, 06/15/48 .................. 700 934,738
4.45%, 12/15/48 .................. 525 724,018
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,319 2,492,925
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
..................... USD 2,364 $ 2,423,100
177,830,721
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 1,065 1,112,925
5.00%, 05/15/27 .................. 4,820 5,123,781
6,236,706
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 .................. 407 415,140
5.75%, 04/15/25 .................. 2,266 2,424,620
3.88%, 01/15/28 .................. 2,098 2,131,085
4.38%, 01/15/28 .................. 1,674 1,724,220
3.50%, 02/15/29 .................. 649 648,189
4.00%, 10/15/30 .................. 1,551 1,571,830
Accor SA:
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(j)
..................... EUR 200 242,938
0.70%, 12/07/27
(h)
................. 1,298 820,001
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 898 940,915
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. 991 1,102,180
6.38%, 04/01/26 .................. 1,477 1,534,323
4.75%, 12/01/27 .................. 1,104 1,146,780
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 657 689,029
Burger King France SAS, 6.00%, 05/01/24 .. EUR 700 869,795
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 12,104 12,890,760
8.13%, 07/01/27 .................. 8,561 9,477,220
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 5,019 5,318,020
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 3,790 4,383,969
10.13%, 02/01/26 ................. EUR 304 428,816
10.50%, 02/01/26
(b)
................ USD 771 898,215
7.63%, 03/01/26
(b)
................. 2,027 2,208,396
7.63%, 03/01/26 .................. EUR 636 821,956
9.88%, 08/01/27
(b)
................. USD 2,166 2,490,900
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,338,750
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 5,328 5,554,440
6.50%, 10/01/28 .................. 435 471,714
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 7,323 7,753,226
4.75%, 01/15/28 .................. 4,310 4,536,275
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 1,417 1,420,542
4.75%, 05/22/25 .................. EUR 1,133 1,346,758
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
................ 736 926,014
10.75%, (10.75% Cash or 10.75% PIK),
11/01/23
(f)( i )(k)
................... 700 548,356
11.63%, (11.63% Cash or 11.63% PIK),
11/01/23
(b)(f)( i )(k)
.................. USD 500 318,864
CPUK Finance Ltd.:
4.25%, 08/28/22 .................. GBP 156 214,194
4.88%, 08/28/25 .................. 619 842,149
Dave & Buster's, Inc., 7.63%, 11/01/25
(b)
.... USD 1,465 1,541,913
Diamond Resorts International, Inc., 7.75%,
09/01/23
(b)
..................... 300 307,971
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 630 646,538
6.75%, 07/02/23 .................. 10,490 11,037,447

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.85%, 07/02/24 .................. USD 1,558 $ 1,653,427
5.95%, 10/19/25 .................. 6,198 6,484,657
Gamma Bidco SpA, 6.25%, 07/15/25 ...... EUR 1,039 1,320,066
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... USD 5,941 5,898,344
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................. 1,228 1,304,750
5.13%, 05/01/26 .................. 4,317 4,457,302
5.75%, 05/01/28
(b)
................. 1,614 1,755,225
4.88%, 01/15/30 .................. 4,133 4,515,303
4.00%, 05/01/31
(b)
................. 3,106 3,277,172
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,175 1,243,649
InterContinental Hotels Group plc, 3.38%,
10/08/28 ...................... GBP 625 939,002
International Game Technology plc:
3.50%, 07/15/24 .................. EUR 700 890,644
6.50%, 02/15/25
(b)
................. USD 1,000 1,118,020
3.50%, 06/15/26 .................. EUR 200 252,271
2.38%, 04/15/28 .................. 200 242,393
5.25%, 01/15/29
(b)
................. USD 310 334,025
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 535,325
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 40,950
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 554,405
Las Vegas Sands Corp.:
2.90%, 06/25/25 .................. 120 125,572
3.50%, 08/18/26 .................. 351 375,603
3.90%, 08/08/29 .................. 322 346,293
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
................. 620 660,300
6.50%, 09/15/26 .................. 248 259,160
4.75%, 01/15/28 .................. 325 329,875
McDonald's Corp.:
1.45%, 09/01/25 .................. 75 77,776
4.88%, 12/09/45 .................. 200 271,727
4.45%, 09/01/48 .................. 425 556,358
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 9,061 9,468,745
5.63%, 07/17/27 .................. 630 663,075
5.38%, 12/04/29
(b)
................. 400 414,500
5.38%, 12/04/29 .................. 431 446,624
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 209,940
MGM China Holdings Ltd.:
5.25%, 06/18/25 .................. 4,566 4,741,505
5.88%, 05/15/26 .................. 3,334 3,512,836
MGM Resorts International:
7.75%, 03/15/22 .................. 4,734 5,041,710
6.00%, 03/15/23 .................. 5,798 6,225,602
5.75%, 06/15/25 .................. 261 288,575
4.63%, 09/01/26 .................. 261 276,190
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 701 820,170
5.88%, 03/15/26 .................. 1,481 1,557,745
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 820 877,400
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,428 1,502,970
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 935 1,063,918
9.13%, 06/15/23 .................. 1,114 1,208,690
11.50%, 06/01/25 ................. 4,370 5,108,748
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 .................. 1,982 2,170,290
5.00%, 10/15/25 .................. 2,379 2,454,866
8.25%, 03/15/26 .................. 3,658 3,941,861
7.00%, 05/15/28 .................. 1,055 1,134,347
7.25%, 11/15/29 .................. 475 521,312
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... USD 979 $ 1,062,827
Silversea Cruise Finance Ltd., 7.25%,
02/01/25
(b)
..................... 500 517,500
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 935 1,153,665
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 7,035 7,597,800
Stars Group Holdings BV, 7.00%, 07/15/26
(b)
. 500 526,250
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 611 829,944
8.25%, 07/31/25 .................. 400 553,838
Studio City Finance Ltd.:
7.25%, 02/11/24 .................. USD 2,499 2,600,522
6.00%, 07/15/25 .................. 1,000 1,055,000
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 1,018,395
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 595,500
Wyndham Destinations, Inc.:
6.63%, 07/31/26
(b)
................. 1,041 1,191,945
6.00%, 04/01/27
(d)
................. 500 560,000
4.63%, 03/01/30
(b)
................. 134 141,705
Wyndham Hotels & Resorts, Inc.
(b)
:
5.38%, 04/15/26 .................. 150 155,250
4.38%, 08/15/28 .................. 834 866,568
Wynn Las Vegas LLC
(b)
:
4.25%, 05/30/23 .................. 300 304,365
5.50%, 03/01/25 .................. 800 835,000
5.25%, 05/15/27 .................. 3,068 3,162,341
Wynn Macau Ltd.:
4.88%, 10/01/24 .................. 630 639,056
5.50%, 01/15/26 .................. 6,674 6,940,960
5.50%, 10/01/27 .................. 2,279 2,357,341
5.63%, 08/26/28
(b)
................. 435 454,031
5.13%, 12/15/29
(b)
................. 650 660,563
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 1,605 1,739,419
5.13%, 10/01/29 .................. 5,333 5,586,317
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 2,131 2,360,083
4.75%, 01/15/30
(b)
................. 3,832 4,201,788
3.63%, 03/15/31 .................. 753 761,155
5.35%, 11/01/43 .................. 48 54,240
237,939,029
Household Durables — 0.3%
Beazer Homes USA, Inc.:
5.88%, 10/15/27 .................. 1,200 1,263,000
7.25%, 10/15/29 .................. 1,060 1,195,150
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 2,375 2,526,406
4.88%, 02/15/30 .................. 2,761 2,854,184
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
1,429 1,527,244
Century Communities, Inc.:
5.88%, 07/15/25 .................. 500 520,000
6.75%, 06/01/27 .................. 100 106,770
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 295,081
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 2,464 2,587,200
KB Home:
6.88%, 06/15/27 .................. 700 820,750
4.80%, 11/15/29 .................. 1,085 1,190,787
Lennar Corp.:
6.25%, 12/15/21 .................. 2,060 2,109,440
4.75%, 05/30/25 .................. 2 2,285
5.25%, 06/01/26 .................. 2,707 3,207,795
4.75%, 11/29/27 .................. 323 381,721
M/I Homes, Inc., 4.95%, 02/01/28 ........ 1,435 1,519,019

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
74
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Household Durables (continued)
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. USD 520 $ 549,900
4.63%, 03/01/30 .................. 2,361 2,502,660
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 2,456 3,292,379
Meritage Homes Corp., 5.13%, 06/06/27 .... 1,995 2,229,412
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
910 934,561
Newell Brands, Inc.:
4.88%, 06/01/25 .................. 174 191,452
4.70%, 04/01/26
(d)
................. 500 550,750
5.87%, 04/01/36
(d)
................. 200 242,500
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
3,390 3,627,300
PulteGroup, Inc.:
5.00%, 01/15/27 .................. 255 300,900
7.88%, 06/15/32 .................. 135 201,994
6.38%, 05/15/33 .................. 3,229 4,424,053
Shea Homes LP
(b)
:
4.75%, 02/15/28 .................. 1,085 1,122,975
4.75%, 04/01/29 .................. 280 287,700
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 300 339,996
5.75%, 01/15/28 .................. 315 356,737
5.13%, 08/01/30 .................. 917 1,027,040
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 500 520,350
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 88,800
TopBuild Corp., 5.63%, 05/01/26
(b)
....... 400 414,500
TRI Pointe Group, Inc.:
5.88%, 06/15/24 .................. 1,665 1,817,348
5.25%, 06/01/27 .................. 2,600 2,827,500
5.70%, 06/15/28 .................. 548 618,692
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 1,858 1,923,030
52,499,361
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 1,343 1,400,077
Energizer Holdings, Inc.
(b)
:
7.75%, 01/15/27 .................. 180 200,070
4.75%, 06/15/28 .................. 1,259 1,325,098
4.38%, 03/31/29 .................. 108 111,836
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,682,975
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 957 998,352
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 .................. 340 365,126
5.50%, 07/15/30 .................. 946 1,019,315
7,102,849
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
(b)
:
1.38%, 01/15/26 .................. 1,345 1,356,544
2.45%, 01/15/31 .................. 860 871,600
Calpine Corp.
(b)
:
5.25%, 06/01/26 .................. 3,588 3,711,786
4.50%, 02/15/28 .................. 6,328 6,581,120
5.13%, 03/15/28 .................. 10,682 11,237,143
4.63%, 02/01/29 .................. 1,618 1,663,757
5.00%, 02/01/31 .................. 3,608 3,770,360
3.75%, 03/01/31 .................. 2,024 2,004,428
Clearway Energy Operating LLC:
5.75%, 10/15/25 .................. 1,615 1,699,787
4.75%, 03/15/28
(b)
................. 2,731 2,928,998
Exelon Generation Co. LLC, 3.40%, 03/15/22 . 1,400 1,445,402
InterGen NV, 7.00%, 06/30/23
(b)
......... 500 485,000
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Talen Energy Supply LLC
(b)
:
10.50%, 01/15/26 ................. USD 440 $ 391,393
7.25%, 05/15/27 .................. 150 159,750
6.63%, 01/15/28 .................. 680 710,600
39,017,668
Industrial Conglomerates — 0.1%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................. 1,506 2,001,568
6.88%, 03/25/44 .................. 774 1,028,694
General Electric Co.:
5.88%, 01/14/38 .................. 650 880,970
6.88%, 01/10/39 .................. 225 331,218
4.25%, 05/01/40 .................. 3,018 3,567,897
4.35%, 05/01/50 .................. 2,581 3,138,879
Honeywell International, Inc.:
2.30%, 08/15/24 .................. 190 202,469
2.70%, 08/15/29 .................. 725 811,067
Roper Technologies, Inc.:
3.65%, 09/15/23 .................. 350 379,765
1.00%, 09/15/25 .................. 355 359,284
1.75%, 02/15/31 .................. 205 204,211
12,906,022
Insurance — 0.6%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(j)
................ EUR 300 392,608
Acrisure LLC, 8.13%, 02/15/24
(b)
......... USD 945 1,000,486
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. 8,504 8,695,340
6.75%, 10/15/27 .................. 12,596 13,477,720
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(j)
.................... 12,800 13,040,000
American International Group, Inc., 4.50%,
07/16/44 ...................... 615 788,050
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 629 675,483
Aon Corp., 3.75%, 05/02/29 ........... 550 641,632
Aon plc, 4.60%, 06/14/44 ............. 575 765,182
Ardonagh Midco 2 plc, 11.50%, 01/15/27
(b)
.. 500 533,750
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(j)
....... 4,260 4,571,081
Assicurazioni Generali SpA
(a)
:
(EURIBOR 3 Month + 4.50%), 4.60%
(j)
... EUR 500 685,345
(EURIBOR 3 Month + 5.35%), 5.50%,
10/27/47 ..................... 3,570 5,365,478
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... USD 2,020 2,108,375
ELM BV for Swiss Re Ltd., 3.25%, 06/13/24
(h)
. 400 444,004
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(j)
..................... 760 722,000
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 567 808,807
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,239 2,431,442
Hartford Financial Services Group, Inc. (The),
(LIBOR USD 3 Month + 2.13%), 2.35%,
02/12/47
(a)(b)
.................... 13,425 11,970,395
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(j)
............ 1,721 1,733,907
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 1,436 1,532,930
HUB International Ltd., 7.00%, 05/01/26
(b)
... 9,688 10,131,614
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(j)
............... 3,000 2,977,500

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Insurance (continued)
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.62%
(a)(j)
................ GBP 2,875 $ 4,354,205
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
..... EUR 300 376,219
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,175 1,430,592
Nationwide Financial Services, Inc., 6.75%,
05/15/37 ...................... 900 1,076,605
NFP Corp., 6.88%, 08/15/28
(b)
.......... 6,663 7,113,952
Prudential Financial, Inc., 4.35%, 02/25/50 .. 425 558,304
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
.... 677 744,724
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 400 518,235
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 775 969,109
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 160 168,431
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 708 637,200
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... EUR 950 1,228,187
Willis North America, Inc., 2.95%, 09/15/29 .. USD 120 131,294
104,800,186
Interactive Media & Services — 0.1%
Adevinta ASA:
2.63%, 11/15/25 .................. EUR 265 330,859
3.00%, 11/15/27 .................. 399 503,719
Alphabet, Inc.:
1.90%, 08/15/40 .................. USD 730 716,467
2.05%, 08/15/50 .................. 435 415,177
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 3,232 3,386,166
Tencent Holdings Ltd., 2.39%, 06/03/30
(b)
... 4,967 5,086,519
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
....... 125 135,000
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 964 1,026,660
11,600,567
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.:
3.15%, 08/22/27 .................. 1,525 1,736,310
3.88%, 08/22/37 .................. 1,075 1,341,029
2.50%, 06/03/50 .................. 360 373,525
2.70%, 06/03/60 .................. 180 192,482
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 2,657 2,703,498
Booking Holdings, Inc., 4.10%, 04/13/25 .... 522 591,995
Expedia Group, Inc.
(b)
:
3.60%, 12/15/23 .................. 715 761,979
6.25%, 05/01/25 .................. 9,624 11,155,184
4.63%, 08/01/27 .................. 1,355 1,513,542
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
..................... 1,328 1,397,720
GrubHub Holdings, Inc., 5.50%, 07/01/27
(b)
.. 1,200 1,258,500
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 .................. 2,599 2,724,077
5.63%, 02/15/29 .................. 1,965 2,141,850
4.13%, 08/01/30 .................. 2,845 2,958,800
QVC, Inc.:
4.38%, 03/15/23 .................. 200 209,750
4.85%, 04/01/24 .................. 200 215,500
4.45%, 02/15/25 .................. 1,000 1,067,800
4.75%, 02/15/27 .................. 1,500 1,608,750
4.38%, 09/01/28 .................. 345 357,472
5.95%, 03/15/43 .................. 550 577,500
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 300 415,419
35,302,682
Security
Par (000)
Par (000) Value
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... USD 5,755 $ 5,870,100
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 1,306 1,322,586
6.13%, 12/01/28 .................. 358 369,707
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 544 567,800
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 720 916,531
9.75%, 09/01/26
(b)
................. USD 11,771 12,714,445
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,787 2,853,191
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
. 3,491 3,595,730
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 1,468 1,477,175
5.63%, 09/15/28 .................. 1,358 1,420,808
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 785 986,568
Cogent Communications Group, Inc., 5.38%,
03/01/22
(b)
..................... USD 210 216,037
Fidelity National Information Services, Inc.,
3.00%, 08/15/26 ................. 450 500,720
Fiserv, Inc.:
3.50%, 07/01/29 .................. 10 11,418
2.65%, 06/01/30 .................. 755 816,849
4.40%, 07/01/49 .................. 225 301,383
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. 2,984 3,148,120
3.75%, 10/01/30 .................. 3,215 3,387,838
Global Payments, Inc.:
3.80%, 04/01/21 .................. 165 165,908
3.20%, 08/15/29 .................. 1,300 1,438,502
4.15%, 08/15/49 .................. 475 585,719
International Business Machines Corp.:
4.00%, 06/20/42 .................. 25 30,982
4.25%, 05/15/49 .................. 1,930 2,534,348
KBR, Inc., 4.75%, 09/30/28
(b)
........... 1,079 1,124,858
Mastercard, Inc., 3.85%, 03/26/50 ........ 300 387,215
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 455 475,376
3.25%, 06/01/50 .................. 805 928,626
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 2,344 2,486,468
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ 2,440 2,586,400
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 1,215 1,290,938
6.75%, 06/01/25 .................. 6,593 6,814,195
Unisys Corp., 6.88%, 11/01/27
(b)
......... 1,775 1,939,188
United Group BV:
4.88%, 07/01/24 .................. EUR 866 1,079,108
4.00%, 11/15/27 .................. 1,143 1,393,218
VeriSign, Inc.:
4.63%, 05/01/23 .................. USD 500 504,375
5.25%, 04/01/25 .................. 350 397,688
4.75%, 07/15/27 .................. 2,690 2,885,899
WEX, Inc., 4.75%, 02/01/23
(b)
.......... 1,901 1,903,376
71,429,393
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. 3,622 3,822,912
5.88%, 12/15/27
(b)
................. 4,409 4,899,501
6.20%, 10/01/40 .................. 560 653,800
5.45%, 11/01/41 .................. 1,148 1,263,202
10,639,415
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.
(b)
:
5.50%, 04/01/26 .................. 350 366,590
4.25%, 05/01/28 .................. 1,754 1,837,315

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
76
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Syneos Health, Inc., 3.63%, 01/15/29
(b)
.... USD 4,482 $ 4,494,393
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29 700 766,432
7,464,730
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 382,500
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 1,089 1,108,057
Colfax Corp., 6.38%, 02/15/26
(b)
......... 2,457 2,622,847
Deere & Co., 3.75%, 04/15/50 .......... 325 421,114
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 593,938
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 1,243 1,256,984
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 3,167 3,214,505
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(i)
........... 2,313 2,515,387
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 1,637 1,677,925
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
465 481,856
Navistar International Corp.
(b)
:
9.50%, 05/01/25 .................. 975 1,094,438
6.63%, 11/01/25 .................. 2,525 2,645,316
Novafives SAS, 5.00%, 06/15/25 ........ EUR 787 836,452
Otis Worldwide Corp.:
3.11%, 02/15/40 .................. USD 253 274,743
3.36%, 02/15/50 .................. 10 11,568
Platin 1426 GmbH, 5.38%, 06/15/23 ...... EUR 288 349,518
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 4,026 4,101,487
Rebecca Bidco GmbH, 5.75%, 07/15/25 .... EUR 503 646,751
Sofima Holding SpA :
3.75%, 01/15/28 .................. 677 838,553
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 720,025
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 818 883,440
Terex Corp., 5.63%, 02/01/25
(b)
......... 1,462 1,506,043
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 4,187 4,354,480
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 1,981 2,159,290
Vertical Midco GmbH, 4.38%, 07/15/27 .... EUR 748 961,540
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. USD 6,365 6,746,900
42,405,657
Marine — 0.0%
CMA CGM SA:
6.50%, 07/15/22 .................. EUR 500 619,988
7.50%, 01/15/26 .................. 515 673,190
1,293,178
Media — 1.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... USD 1,103 1,166,423
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 1,003 1,181,204
7.50%, 05/15/26
(b)
................. USD 11,885 12,542,240
3.00%, 01/15/28 .................. EUR 676 793,983
5.00%, 01/15/28
(b)
................. USD 5,748 5,889,602
AMC Networks, Inc.:
4.75%, 12/15/22 .................. 333 333,416
5.00%, 04/01/24 .................. 670 680,887
4.75%, 08/01/25 .................. 1,561 1,612,045
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,257,630
Cable Onda SA, 4.50%, 01/30/30
(b)
....... 2,000 2,206,250
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 2,081 2,161,639
Charter Communications Operating LLC:
4.46%, 07/23/22 .................. 2,670 2,814,830
4.50%, 02/01/24 .................. 655 726,517
4.91%, 07/23/25 .................. 2,670 3,101,066
6.38%, 10/23/35 .................. 810 1,109,738
6.48%, 10/23/45 .................. 1,340 1,895,376
5.13%, 07/01/49 .................. 875 1,067,950
Security
Par (000)
Par (000) Value
Media (continued)
3.85%, 04/01/61 .................. USD 7,000 $ 7,057,032
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,481,360
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 4,545 4,601,813
5.13%, 08/15/27
(b)
................. 11,422 11,536,220
Comcast Corp.:
3.70%, 04/15/24 .................. 320 352,067
3.15%, 03/01/26 .................. 2,725 3,042,362
4.15%, 10/15/28 .................. 1,632 1,964,560
2.65%, 02/01/30 .................. 1,725 1,887,120
4.60%, 10/15/38 .................. 2,050 2,701,544
2.80%, 01/15/51 .................. 1,705 1,777,440
4.95%, 10/15/58 .................. 550 835,043
CSC Holdings LLC:
5.88%, 09/15/22 .................. 450 476,437
5.25%, 06/01/24 .................. 4,991 5,402,258
5.50%, 05/15/26
(b)
................. 850 884,000
5.50%, 04/15/27
(b)
................. 970 1,028,200
5.38%, 02/01/28
(b)
................. 4,003 4,273,203
6.50%, 02/01/29
(b)
................. 3,885 4,386,359
5.75%, 01/15/30
(b)
................. 2,705 2,965,356
4.13%, 12/01/30
(b)
................. 3,606 3,770,434
4.63%, 12/01/30
(b)
................. 12,095 12,624,156
3.38%, 02/15/31
(b)
................. 3,078 3,020,288
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
..................... 200 204,500
Diamond Sports Group LLC
(b)
:
5.38%, 08/15/26 .................. 4,061 3,299,562
6.63%, 08/15/27 .................. 500 302,500
Discovery Communications LLC:
4.90%, 03/11/26 .................. 600 707,572
4.00%, 09/15/55
(b)
................. 266 297,734
DISH DBS Corp.:
6.75%, 06/01/21 .................. 1,476 1,505,830
5.88%, 07/15/22 .................. 12,324 12,878,580
5.00%, 03/15/23 .................. 230 237,475
5.88%, 11/15/24 .................. 2,300 2,411,630
7.75%, 07/01/26 .................. 8,793 9,848,248
7.38%, 07/01/28 .................. 895 953,175
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 508 516,255
EW Scripps Co. (The), 5.13%, 05/15/25
(b)
... 700 714,514
Fox Corp.:
3.67%, 01/25/22 .................. 65 67,271
3.05%, 04/07/25 .................. 575 627,444
5.58%, 01/25/49 .................. 325 475,065
GCI LLC, 4.75%, 10/15/28
(b)
........... 1,233 1,315,056
Gray Television, Inc., 7.00%, 05/15/27
(b)
.... 505 552,975
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 700 882,875
iHeartCommunications , Inc.
(b)
:
5.25%, 08/15/27 .................. 214 224,700
4.75%, 01/15/28 .................. 175 179,594
Informa plc, 2.13%, 10/06/25 ........... EUR 700 900,495
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 .................. USD 300 307,518
5.40%, 10/01/48 .................. 200 274,033
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 993,925
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 3,713 3,996,116
Liberty Interactive LLC:
8.50%, 07/15/29 .................. 500 560,625
8.25%, 02/01/30 .................. 400 448,500
MDC Partners, Inc., 6.50%, 05/01/24
(b)
..... 1,010 1,023,887
Meredith Corp., 6.88%, 02/01/26 ........ 761 741,975

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... USD 554 $ 578,930
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
700 749,875
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
3,636 3,699,630
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,650,400
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 5,201 5,363,531
6.50%, 09/15/28 .................. 9,482 9,991,658
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 .................. 957 994,577
5.38%, 01/15/31 .................. 1,284 1,338,570
SES SA, (EUR Swap Annual 5 Year + 5.40%),
5.62%
(a)(j)
..................... EUR 1,015 1,360,411
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... USD 6,339 6,486,255
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 2,336 2,482,024
5.50%, 07/01/29 .................. 6,369 7,007,890
4.13%, 07/01/30 .................. 2,560 2,724,800
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 631 812,765
Summer BC Holdco B SARL, 5.75%, 10/31/26 2,600 3,345,427
Summer BidCo BV
( i )
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 425,337
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 754 949,276
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................. USD 73 74,186
4.75%, 03/15/26
(b)
................. 585 624,663
4.63%, 03/15/28
(b)
................. 750 766,875
5.00%, 09/15/29 .................. 250 264,105
Tele Columbus AG, 3.88%, 05/02/25 ...... EUR 200 244,769
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 3,600 3,839,400
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 3,637 4,009,793
Time Warner Cable LLC, 4.00%, 09/01/21 ... 850 862,065
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 832 871,379
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 4,563 4,597,223
6.63%, 06/01/27 .................. 2,784 2,990,155
UPC Holding BV:
5.50%, 01/15/28
(b)
................. 400 422,000
3.88%, 06/15/29 .................. EUR 100 125,219
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 990 1,252,368
ViacomCBS , Inc.
(a)
:
(LIBOR USD 3 Month + 3.90%), 5.87%,
02/28/57 ..................... USD 450 466,875
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57 ..................... 450 505,193
Videotron Ltd.:
5.00%, 07/15/22 .................. 450 473,067
5.38%, 06/15/24
(b)
................. 400 441,000
5.13%, 04/15/27
(b)
................. 569 603,851
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 567 790,880
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 5,418 5,634,720
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. 783 827,451
5.13%, 02/28/30 .................. 2,811 2,966,448
Ziggo BV:
4.25%, 01/15/27 .................. EUR 296 377,662
5.50%, 01/15/27
(b)
................. USD 5,742 5,993,213
4.88%, 01/15/30
(b)
................. 2,410 2,533,512
259,577,105
Security
Par (000)
Par (000) Value
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 .................. USD 6,909 $ 7,409,902
5.45%, 01/24/28 .................. 630 661,771
Alcoa Nederland Holding BV
(b)
:
6.75%, 09/30/24 .................. 500 520,775
7.00%, 09/30/26 .................. 450 479,250
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(d)
................. 2,253 2,465,548
5.88%, 12/01/27 .................. 25 26,313
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,332,150
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,553,475
ArcelorMittal SA:
3.60%, 07/16/24 .................. 600 647,489
4.55%, 03/11/26 .................. 1,950 2,190,914
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 1,922 2,051,735
6.13%, 02/15/28 .................. 2,612 2,816,063
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 250 364,635
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 286 420,685
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 6,562 7,086,960
China Hongqiao Group Ltd., 7.13%, 07/22/22 . 1,955 1,878,022
Commercial Metals Co.:
5.75%, 04/15/26 .................. 746 770,245
5.38%, 07/15/27 .................. 104 109,460
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 695 709,192
6.63%, 03/01/25 .................. 3,374 3,445,697
5.88%, 02/15/26 .................. 7,037 7,248,110
5.63%, 06/15/28 .................. 1,468 1,581,770
FMG Resources Pty. Ltd.
(b)
:
4.75%, 05/15/22 .................. 555 570,956
5.13%, 03/15/23 .................. 360 380,250
5.13%, 05/15/24 .................. 545 591,325
4.50%, 09/15/27 .................. 595 661,039
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 .................. 3,038 3,227,875
4.63%, 08/01/30 .................. 6,229 6,836,328
5.45%, 03/15/43 .................. 10,625 13,228,125
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 3,378,075
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,733,167
Hudbay Minerals, Inc.
(b)
:
7.63%, 01/15/25 .................. 310 322,012
6.13%, 04/01/29 .................. 300 323,250
IAMGOLD Corp., 5.75%, 10/15/28
(b)
...... 385 390,775
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 2,124,013
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 2,368 2,681,760
JSW Steel Ltd., 5.95%, 04/18/24 ........ 630 667,603
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 .................. 1,512 1,617,840
4.63%, 03/01/28 .................. 244 253,150
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. 615 680,344
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 3,750 4,143,750
Newmont Corp.:
3.70%, 03/15/23 .................. 220 232,681
2.80%, 10/01/29 .................. 235 256,523
5.45%, 06/09/44 .................. 300 425,234
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 5,239 5,831,662
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 4,721 4,933,445
4.75%, 01/30/30 .................. 6,768 7,291,606

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
78
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Nucor Corp.:
2.00%, 06/01/25 .................. USD 205 $ 217,099
2.98%, 12/15/55
(b)
................. 75 78,033
Periama Holdings LLC, 5.95%, 04/19/26 .... 3,520 3,740,000
Southern Copper Corp., 5.88%, 04/23/45 ... 150 216,656
Steel Dynamics, Inc.:
2.40%, 06/15/25 .................. 95 100,973
1.65%, 10/15/27 .................. 535 551,387
SunCoke Energy Partners LP, 7.50%,
06/15/25
(b)
..................... 350 347,445
thyssenkrupp AG:
1.88%, 03/06/23 .................. EUR 637 776,694
2.88%, 02/22/24 .................. 3,476 4,268,749
2.50%, 02/25/25 .................. 100 121,890
United States Steel Corp., 12.00%, 06/01/25
(b)
USD 4,328 4,998,840
Vale Overseas Ltd.:
6.25%, 08/10/26 .................. 367 454,850
3.75%, 07/08/30 .................. 2,790 3,099,516
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. 6,094 5,096,107
13.88%, 01/21/24
(b)
................ 653 686,058
13.88%, 01/21/24 ................. 2,425 2,547,766
9.25%, 04/23/26 .................. 552 408,480
Vedanta Resources Ltd.:
7.13%, 05/31/23 .................. 10,330 8,386,669
147,650,161
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 100,500
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 1,943 1,975,584
5.50%, 11/01/23
(b)
................. 217 226,765
4.75%, 03/15/25 .................. 350 358,750
2,661,599
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ....... 1,000 846,562
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... 630 636,300
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 3,931 4,365,375
Marks & Spencer plc, 4.50%, 07/10/27
(d)
.... GBP 1,200 1,701,573
Nordstrom, Inc.:
8.75%, 05/15/25
(b)
................. USD 738 826,598
4.00%, 03/15/27 .................. 175 173,451
6.95%, 03/15/28 .................. 50 56,874
4.38%, 04/01/30 .................. 75 73,868
5.00%, 01/15/44 .................. 550 517,712
9,198,313
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 898,338
CenterPoint Energy, Inc., 3.60%, 11/01/21 ... 465 477,397
Consumers Energy Co., 3.25%, 08/15/46 ... 875 997,438
Dominion Energy, Inc.:
2.72%, 08/15/21
(d)
................. 365 369,504
Series B, 2.75%, 09/15/22 ........... 1,210 1,252,576
3.90%, 10/01/25 .................. 1,120 1,272,516
DTE Energy Co.:
Series B, 2.60%, 06/15/22 ........... 180 185,635
2.25%, 11/01/22 .................. 200 206,603
NiSource, Inc.:
3.60%, 05/01/30 .................. 400 462,870
3.95%, 03/30/48 .................. 550 675,619
Sempra Energy:
3.40%, 02/01/28 .................. 1,075 1,224,340
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.80%, 02/01/38 .................. USD 1,025 $ 1,187,259
9,210,095
Oil, Gas & Consumable Fuels — 3.8%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 600 663,562
Aker BP ASA, 5.88%, 03/31/25
(b)
........ 350 362,568
Antero Midstream Partners LP:
5.38%, 09/15/24 .................. 450 438,750
7.88%, 05/15/26
(b)
................. 2,436 2,515,365
5.75%, 03/01/27
(b)
................. 118 115,935
5.75%, 01/15/28
(b)
................. 1,750 1,680,350
Antero Resources Corp.:
5.13%, 12/01/22 .................. 605 603,487
5.63%, 06/01/23 .................. 300 294,000
8.38%, 07/15/26
(b)
................. 611 623,642
Apache Corp.:
4.63%, 11/15/25 .................. 305 322,391
4.88%, 11/15/27 .................. 1,709 1,811,540
4.38%, 10/15/28 .................. 1,650 1,717,617
5.10%, 09/01/40 .................. 2,310 2,463,038
5.25%, 02/01/42 .................. 330 355,687
4.75%, 04/15/43 .................. 4,090 4,240,778
4.25%, 01/15/44 .................. 767 756,745
5.35%, 07/01/49 .................. 736 755,158
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 .................. 1,810 2,009,100
8.25%, 12/31/28 .................. 1,004 1,001,490
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 630 670,556
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
. 180 153,000
Blue Racer Midstream LLC
(b)
:
6.13%, 11/15/22 .................. 500 500,100
7.63%, 12/15/25 .................. 1,273 1,355,745
BP Capital Markets America, Inc.:
3.19%, 04/06/25 .................. 730 802,991
3.02%, 01/16/27 .................. 582 642,449
3.63%, 04/06/30 .................. 830 966,918
1.75%, 08/10/30 .................. 560 563,432
BP Capital Markets plc
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 12,000 12,840,600
(EUR Swap Annual 5 Year + 3.88%), 3.25% EUR 550 715,581
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25% .... GBP 500 733,322
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... USD 11,025 12,300,593
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 1,167 1,181,587
3.95%, 12/01/26 .................. 395 400,135
4.50%, 03/01/28
(b)
................. 1,667 1,717,010
5.85%, 11/15/43 .................. 1,337 1,315,528
5.60%, 10/15/44 .................. 978 940,103
Calumet Specialty Products Partners LP:
7.75%, 04/15/23 .................. 500 487,500
11.00%, 04/15/25
(b)
................ 500 505,000
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 637,579
Cenovus Energy, Inc.:
3.00%, 08/15/22 .................. 1,526 1,559,296
3.80%, 09/15/23 .................. 293 304,347
5.38%, 07/15/25 .................. 2,516 2,836,664
4.25%, 04/15/27 .................. 1,100 1,201,225
6.75%, 11/15/39 .................. 1,100 1,454,304
5.40%, 06/15/47 .................. 827 970,820

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... USD 844 $ 605,570
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 550 640,078
5.13%, 06/30/27 .................. 1,485 1,756,722
Cheniere Energy Partners LP:
5.25%, 10/01/25 .................. 110 112,888
5.63%, 10/01/26 .................. 4,820 5,012,800
4.50%, 10/01/29 .................. 3,421 3,618,665
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 9,391 9,860,550
Chevron Corp., 1.55%, 05/11/25 ......... 1,435 1,492,371
Cimarex Energy Co., 3.90%, 05/15/27 ..... 1,025 1,129,691
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
.. 1,719 1,714,702
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 .................. 3,149 3,369,430
6.00%, 01/15/29 .................. 2,220 2,274,357
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. 4,878 4,997,950
9.75%, 08/15/26 .................. 3,783 4,074,835
Concho Resources, Inc.:
3.75%, 10/01/27 .................. 2,000 2,285,823
4.30%, 08/15/28 .................. 585 691,608
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 3,848 3,853,772
4.50%, 04/15/23 .................. 374 385,631
4.38%, 01/15/28 .................. 690 707,388
5.75%, 01/15/31
(b)
................. 2,119 2,352,048
4.90%, 06/01/44 .................. 1,857 1,836,592
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(d)
................. 570 571,425
5.75%, 04/01/25 .................. 75 76,312
5.63%, 05/01/27
(b)
................. 2,401 2,376,990
CrownRock LP, 5.63%, 10/15/25
(b)
....... 8,578 8,760,111
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 .................. 1,100 1,061,500
5.75%, 02/15/28 .................. 576 545,760
DCP Midstream Operating LP:
3.88%, 03/15/23 .................. 300 309,000
5.38%, 07/15/25 .................. 1,157 1,271,335
5.63%, 07/15/27 .................. 1,700 1,887,000
6.45%, 11/03/36
(b)
................. 1,578 1,704,240
6.75%, 09/15/37
(b)
................. 5,096 5,503,680
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 322,500
5.60%, 04/01/44 .................. 350 360,927
Devon Energy Corp., 5.60%, 07/15/41 ..... 250 305,744
Diamondback Energy, Inc.:
2.88%, 12/01/24 .................. 875 919,757
4.75%, 05/31/25 .................. 1,575 1,773,117
3.50%, 12/01/29 .................. 4,531 4,840,538
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
..................... 1,885 1,998,816
Enbridge, Inc.:
4.00%, 10/01/23 .................. 500 543,858
2.50%, 01/15/25 .................. 1,040 1,114,571
3.70%, 07/15/27 .................. 2,579 2,939,344
3.13%, 11/15/29 .................. 425 467,304
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 14,598,063
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
.................... 13,910 15,212,985
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80
(a)
......... 8,265 9,304,902
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. USD 1,109 $ 1,186,630
5.50%, 01/30/26 .................. 4,452 4,568,420
5.75%, 01/30/28 .................. 4,819 5,198,255
Energy Transfer Operating LP:
5.88%, 01/15/24 .................. 3,740 4,204,079
4.90%, 02/01/24 .................. 245 268,154
5.25%, 04/15/29 .................. 270 315,241
5.80%, 06/15/38 .................. 610 700,770
6.50%, 02/01/42 .................. 483 589,253
5.15%, 03/15/45 .................. 1,536 1,664,552
6.13%, 12/15/45 .................. 435 513,864
6.00%, 06/15/48 .................. 1,526 1,798,135
6.25%, 04/15/49 .................. 2,543 3,075,907
5.00%, 05/15/50 .................. 5,332 5,773,987
Energy Transfer Partners LP, 5.00%, 10/01/22 300 318,350
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................. 1,837 1,874,107
5.38%, 06/01/29 .................. 1,230 1,196,175
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 1,979 1,952,818
4.15%, 06/01/25 .................. 1,283 1,250,925
4.85%, 07/15/26 .................. 1,039 1,014,417
5.60%, 04/01/44 .................. 1,050 842,625
5.05%, 04/01/45 .................. 156 124,315
5.45%, 06/01/47 .................. 600 483,162
ENN Clean Energy International Investment
Ltd., 7.50%, 02/27/21 .............. 200 200,500
Enterprise Products Operating LLC:
2.80%, 01/31/30 .................. 500 541,909
4.85%, 03/15/44 .................. 105 130,258
4.80%, 02/01/49 .................. 1,675 2,114,135
4.20%, 01/31/50 .................. 950 1,116,062
EOG Resources, Inc.:
4.38%, 04/15/30 .................. 300 364,607
4.95%, 04/15/50 .................. 70 94,881
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 1,589 1,739,955
4.13%, 12/01/26 .................. 178 179,335
6.50%, 07/01/27
(b)
................. 3,017 3,397,248
5.50%, 07/15/28 .................. 730 797,780
6.50%, 07/15/48 .................. 240 249,600
EQT Corp.:
7.88%, 02/01/25
(d)
................. 475 540,906
3.90%, 10/01/27 .................. 2,440 2,424,018
5.00%, 01/15/29 .................. 1,512 1,594,132
8.75%, 02/01/30
(d)
................. 1,749 2,142,525
Extraction Oil & Gas, Inc.
(b)(f)(k)
:
7.38%, 05/15/24 .................. 2,776 499,680
5.63%, 02/01/26 .................. 3,154 567,720
Exxon Mobil Corp., 3.45%, 04/15/51 ...... 45 51,430
Genesis Energy LP:
6.00%, 05/15/23 .................. 300 304,470
6.50%, 10/01/25 .................. 1,078 1,048,355
8.00%, 01/15/27 .................. 1,761 1,743,742
7.75%, 02/01/28 .................. 840 804,300
Global Partners LP, 6.88%, 01/15/29
(b)
..... 500 541,250
GNL Quintero SA, 4.63%, 07/31/29 ....... 7,171 7,953,087
Greenko Dutch BV, 5.25%, 07/24/24 ...... 630 653,625
Greenko Mauritius Ltd., 6.25%, 02/21/23 ... 930 964,875
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 630 647,325
5.95%, 07/29/26 .................. 6,630 7,133,466
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 1,790 1,904,112

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
80
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.:
4.30%, 04/01/27 .................. USD 925 $ 1,019,787
5.60%, 02/15/41 .................. 1,000 1,220,358
5.80%, 04/01/47 .................. 200 254,473
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. 1,418 1,474,720
5.13%, 06/15/28 .................. 981 1,025,449
Hilcorp Energy I LP
(b)
:
5.00%, 12/01/24 .................. 100 99,542
5.75%, 10/01/25 .................. 550 556,187
6.25%, 11/01/28 .................. 220 224,675
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 904,475
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. 1,760 1,828,750
5.25%, 04/28/27 .................. 700 723,625
India Green Energy Holdings:
5.38%, 04/29/24 .................. 1,945 2,044,681
5.38%, 04/29/24
(b)
................. 2,900 3,048,625
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
..................... 4,955 5,066,487
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
1,225 1,199,446
Jagged Peak Energy LLC, 5.88%, 05/01/26 .. 120 124,200
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,669,312
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21 .................. 3,000 3,064,820
6.95%, 01/15/38 .................. 286 391,336
6.38%, 03/01/41 .................. 75 99,163
5.00%, 03/01/43 .................. 1,000 1,174,781
5.40%, 09/01/44 .................. 850 1,065,513
Kinder Morgan, Inc.:
3.15%, 01/15/23 .................. 2,105 2,213,851
5.55%, 06/01/45 .................. 575 738,949
5.05%, 02/15/46 .................. 925 1,129,223
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 5,010 5,333,045
Marathon Oil Corp.:
2.80%, 11/01/22 .................. 628 645,502
4.40%, 07/15/27 .................. 2,075 2,306,635
Marathon Petroleum Corp.:
4.50%, 05/01/23 .................. 2,150 2,334,525
4.75%, 09/15/44 .................. 49 56,287
Matador Resources Co., 5.88%, 09/15/26 ... 5,115 5,012,700
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 2,890 3,094,106
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ...................... 3,648 3,825,840
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 .................. 5,435 5,489,350
6.50%, 01/15/25 .................. 5,351 5,511,798
7.13%, 02/01/27 .................. 2,374 2,451,155
Mongolian Mining Corp., 9.25%, 04/15/24 ... 4,000 3,648,750
MPLX LP:
Series B, (LIBOR USD 3 Month + 4.65%),
6.87%
(a)(j)
..................... 170 164,050
1.75%, 03/01/26 .................. 745 771,004
4.25%, 12/01/27 .................. 1,000 1,174,171
4.00%, 03/15/28 .................. 425 488,989
4.70%, 04/15/48 .................. 3,720 4,411,473
5.50%, 02/15/49 .................. 1,043 1,373,436
Murphy Oil Corp.:
4.95%, 12/01/22
(d)
................. 350 355,250
6.88%, 08/15/24 .................. 300 305,310
5.75%, 08/15/25 .................. 1,222 1,209,780
5.88%, 12/01/27 .................. 512 506,880
6.37%, 12/01/42
(d)
................. 150 132,187
Neerg Energy Ltd., 6.00%, 02/13/22 ...... 2,070 2,098,462
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
USD 1,568 $ 1,551,175
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 10,309 10,950,014
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 1,007 1,361,443
Noble Energy, Inc., 4.20%, 10/15/49 ...... 665 866,593
NuStar Logistics LP:
5.75%, 10/01/25 .................. 752 800,880
6.00%, 06/01/26 .................. 2,522 2,727,568
5.63%, 04/28/27 .................. 600 639,000
6.38%, 10/01/30 .................. 47 53,242
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 2,374 2,376,967
2.70%, 02/15/23 .................. 2,652 2,649,481
6.95%, 07/01/24 .................. 431 465,480
2.90%, 08/15/24 .................. 5,314 5,114,725
5.50%, 12/01/25 .................. 1,411 1,471,123
3.40%, 04/15/26 .................. 348 331,785
3.20%, 08/15/26 .................. 114 106,590
3.00%, 02/15/27 .................. 30 26,700
8.50%, 07/15/27 .................. 380 438,539
6.38%, 09/01/28 .................. 705 743,775
3.50%, 08/15/29 .................. 1,750 1,601,547
8.88%, 07/15/30 .................. 885 1,038,769
6.13%, 01/01/31 .................. 1,914 2,048,363
6.45%, 09/15/36 .................. 2,325 2,434,275
4.30%, 08/15/39 .................. 2,678 2,264,303
6.20%, 03/15/40 .................. 2,833 2,804,670
4.50%, 07/15/44 .................. 2,020 1,711,950
4.63%, 06/15/45 .................. 4,189 3,651,258
6.60%, 03/15/46 .................. 450 456,604
4.40%, 04/15/46 .................. 4,378 3,815,274
4.10%, 02/15/47 .................. 320 261,584
4.20%, 03/15/48 .................. 2,022 1,647,930
4.40%, 08/15/49 .................. 2,317 1,952,767
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 .................. 657 682,394
5.63%, 07/01/24 .................. 425 455,232
5.38%, 01/01/26 .................. 2,175 2,334,097
Ovintiv , Inc.:
8.13%, 09/15/30 .................. 25 30,528
7.20%, 11/01/31 .................. 50 59,176
7.38%, 11/01/31 .................. 75 89,051
6.50%, 08/15/34 .................. 925 1,071,187
6.63%, 08/15/37 .................. 50 55,790
6.50%, 02/01/38 .................. 150 167,499
Parkland Corp.
(b)
:
6.00%, 04/01/26 .................. 330 346,500
5.88%, 07/15/27 .................. 2,224 2,404,656
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 .................. 1,750 1,799,700
5.25%, 08/15/25 .................. 99 103,108
5.63%, 10/15/27 .................. 2,327 2,546,902
4.13%, 02/15/28 .................. 3,356 3,523,800
PBF Holding Co. LLC:
9.25%, 05/15/25
(b)
................. 2,976 2,934,039
7.25%, 06/15/25 .................. 890 576,929
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 1,560 1,603,072
6.25%, 12/01/25 .................. 1,742 1,720,225
5.75%, 05/15/26 .................. 2,733 2,821,822
Petrobras Global Finance BV:
4.38%, 05/20/23 .................. 2,579 2,746,635
5.30%, 01/27/25 .................. 13,605 15,365,147
7.38%, 01/17/27 .................. 1,740 2,157,600
Plains All American Pipeline LP:
3.55%, 12/15/29 .................. 422 441,625

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.80%, 09/15/30 .................. USD 785 $ 843,915
6.65%, 01/15/37 .................. 1,305 1,593,019
5.15%, 06/01/42 .................. 515 552,836
4.30%, 01/31/43 .................. 954 938,640
4.70%, 06/15/44 .................. 895 928,033
4.90%, 02/15/45 .................. 1,462 1,551,613
Puma International Financing SA
(b)
:
5.13%, 10/06/24 .................. 350 347,375
5.00%, 01/24/26 .................. 550 525,937
QEP Resources, Inc.:
5.38%, 10/01/22 .................. 1,626 1,693,073
5.25%, 05/01/23 .................. 2,844 2,993,310
5.63%, 03/01/26 .................. 1,695 1,858,652
Range Resources Corp.:
5.88%, 07/01/22 .................. 140 140,000
5.00%, 08/15/22 .................. 2,947 2,917,530
5.00%, 03/15/23 .................. 1,595 1,555,125
4.88%, 05/15/25 .................. 922 870,912
9.25%, 02/01/26 .................. 1,000 1,045,000
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 1,464 1,546,350
ReNew Power Ltd., 6.45%, 09/27/22 ...... 3,330 3,454,875
ReNew Power Pvt Ltd., 5.88%, 03/05/27 .... 4,485 4,755,502
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................. 630 664,453
6.67%, 03/12/24 .................. 4,901 5,169,024
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(j)
...................... EUR 550 720,368
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(j)
...................... 325 440,214
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 401,646
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 1,313 1,708,930
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. USD 975 1,114,710
5.63%, 03/01/25 .................. 1,525 1,778,641
4.50%, 05/15/30
(b)
................. 3,965 4,699,626
Santos Finance Ltd., 5.25%, 03/13/29 ..... 1,100 1,230,903
Seven Generations Energy Ltd., 5.38%,
09/30/25
(b)
..................... 495 503,662
Sinopec Group Overseas Development 2018
Ltd., 2.15%, 05/13/25
(b)
............. 1,460 1,495,031
SM Energy Co.:
6.13%, 11/15/22 .................. 1,556 1,501,540
10.00%, 01/15/25
(b)
................ 5,564 5,981,300
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 1,750 1,758,750
6.45%, 01/23/25
(d)
................. 1,637 1,702,480
7.50%, 04/01/26 .................. 1,377 1,444,473
7.75%, 10/01/27 .................. 350 377,895
8.38%, 09/15/28 .................. 1,264 1,371,440
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 .................. 1,215 1,312,961
5.35%, 05/15/45 .................. 446 491,318
5.40%, 10/01/47 .................. 2,562 2,862,611
Sunoco LP:
4.88%, 01/15/23 .................. 1,832 1,855,083
5.50%, 02/15/26 .................. 1,194 1,223,850
6.00%, 04/15/27 .................. 1,260 1,339,405
5.88%, 03/15/28 .................. 436 470,880
4.50%, 05/15/29
(b)
................. 2,544 2,645,760
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 1,493 1,519,127
7.50%, 10/01/25 .................. 1,062 1,146,525
5.50%, 01/15/28 .................. 295 301,269
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 12/31/30 .................. USD 1,925 $ 1,980,921
Targa Resources Partners LP:
4.25%, 11/15/23 .................. 569 571,845
5.13%, 02/01/25 .................. 1,692 1,734,300
5.88%, 04/15/26 .................. 3,333 3,533,713
5.38%, 02/01/27 .................. 1,036 1,088,183
6.50%, 07/15/27 .................. 400 434,000
5.00%, 01/15/28 .................. 4,494 4,743,687
6.88%, 01/15/29 .................. 1,844 2,076,805
5.50%, 03/01/30 .................. 1,328 1,441,810
4.88%, 02/01/31
(b)
................. 1,937 2,110,536
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 584 603,710
5.00%, 01/31/28 .................. 1,080 1,213,542
4.75%, 01/15/30 .................. 986 1,055,020
TOTAL SE, Series FP, 0.50%, 12/02/22
(h)
... 600 613,920
Transcanada Trust, Series 16-A, (LIBOR USD 3
Month + 4.64%), 5.87%, 08/15/76
(a)
..... 31,704 35,349,960
UGI International LLC, 3.25%, 11/01/25 .... EUR 500 627,501
Valero Energy Corp.:
2.70%, 04/15/23 .................. USD 425 443,535
1.20%, 03/15/24 .................. 1,250 1,261,505
2.85%, 04/15/25 .................. 625 665,651
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 1,695 1,771,275
Western Midstream Operating LP:
3.95%, 06/01/25 .................. 884 901,680
4.75%, 08/15/28 .................. 256 266,240
5.05%, 02/01/30
(d)
................. 1,900 2,127,639
5.45%, 04/01/44 .................. 1,420 1,436,004
5.30%, 03/01/48 .................. 4,568 4,526,705
5.50%, 08/15/48 .................. 517 507,482
6.25%, 02/01/50
(d)
................. 5,389 5,927,900
Williams Cos., Inc. (The):
3.60%, 03/15/22 .................. 1,000 1,032,255
3.70%, 01/15/23 .................. 960 1,016,952
4.55%, 06/24/24 .................. 1,425 1,595,081
5.10%, 09/15/45 .................. 840 1,038,203
WPX Energy, Inc.:
8.25%, 08/01/23 .................. 2,610 2,970,493
5.25%, 09/15/24 .................. 1,485 1,617,566
5.75%, 06/01/26 .................. 1,038 1,091,198
5.25%, 10/15/27 .................. 432 457,756
5.88%, 06/15/28 .................. 1,742 1,898,832
4.50%, 01/15/30 .................. 1,336 1,416,160
645,349,605
Paper & Forest Products — 0.0%
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 1,288 1,394,260
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. 775 802,125
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 195,509
Mercer International, Inc., 7.38%, 01/15/25 .. 500 520,320
Norbord, Inc.
(b)
:
6.25%, 04/15/23 .................. 173 187,705
5.75%, 07/15/27 .................. 730 784,764
Resolute Forest Products, Inc., 5.88%,
05/15/23 ...................... 450 448,875
WEPA Hygieneprodukte GmbH, (EURIBOR 3
Month + 2.88%), 2.88%, 12/15/26
(a)
..... EUR 397 485,236
4,818,794
Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23 .................. 900 1,055,510
4.75%, 04/15/26 .................. 600 684,818
6.50%, 04/15/26
(b)
................. USD 500 486,210

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
82
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Personal Products (continued)
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
USD 895 $ 961,856
3,188,394
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 800 892,000
8.50%, 01/31/27 .................. 3,125 3,475,531
Bausch Health Cos., Inc.
(b)
:
7.00%, 03/15/24 .................. 1,130 1,162,487
6.13%, 04/15/25 .................. 2,028 2,090,179
5.50%, 11/01/25 .................. 1,125 1,165,826
9.00%, 12/15/25 .................. 6,400 7,065,280
5.75%, 08/15/27 .................. 2,758 2,957,955
7.00%, 01/15/28 .................. 1,604 1,763,117
5.00%, 01/30/28 .................. 757 780,119
5.00%, 02/15/29 .................. 3,942 4,053,164
6.25%, 02/15/29 .................. 4,887 5,308,504
7.25%, 05/30/29 .................. 4,897 5,504,767
5.25%, 01/30/30 .................. 2,423 2,544,150
5.25%, 02/15/31 .................. 2,403 2,510,462
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,743,198
Bristol-Myers Squibb Co., 3.40%, 07/26/29 .. 150 174,624
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................. 3,091 3,264,529
2.38%, 03/01/28 .................. EUR 2,407 2,953,802
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 .................. 786 962,618
4.38%, 01/15/28 .................. 450 562,958
5.50%, 01/15/28
(b)
................. USD 2,050 2,142,250
Diocle Spa, (EURIBOR 3 Month + 3.88%),
3.87%, 06/30/26
(a)
................ EUR 278 339,095
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
USD 680 802,400
Endo DAC
(b)
:
5.88%, 10/15/24 .................. 400 405,000
9.50%, 07/31/27 .................. 3,831 4,276,354
6.00%, 06/30/28 .................. 785 667,250
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... 1,150 1,256,375
HLF Financing SARL LLC, 7.25%, 08/15/26
(b)
. 300 318,280
Johnson & Johnson, 3.55%, 03/01/36 ..... 820 1,012,665
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 1,300 1,365,000
Merck & Co., Inc., 3.40%, 03/07/29 ....... 425 494,433
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 800 986,976
7.25%, 09/30/25 .................. 374 472,888
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 1,911 2,323,891
P&L Development LLC, 7.75%, 11/15/25
(b)
... USD 1,473 1,583,475
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 9,815 10,649,275
Pfizer, Inc.:
3.45%, 03/15/29 .................. 240 280,506
4.30%, 06/15/43 .................. 325 426,607
2.70%, 05/28/50 .................. 1,150 1,235,454
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 243,108
6.75%, 10/30/25 .................. 1,212 1,576,882
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. USD 25 27,967
Takeda Pharmaceutical Co. Ltd.:
4.00%, 11/26/21 .................. 1,000 1,028,914
4.40%, 11/26/23 .................. 1,088 1,204,824
3.18%, 07/09/50 .................. 1,420 1,514,109
Teva Pharmaceutical Finance Netherlands II
BV:
3.25%, 04/15/22 .................. EUR 200 247,155
6.00%, 01/31/25 .................. 200 264,793
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.50%, 03/01/25 .................. EUR 200 $ 252,271
1.88%, 03/31/27 .................. 300 332,480
1.63%, 10/15/28 .................. 300 322,057
88,988,004
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
:
4.63%, 10/01/27 .................. USD 85 89,044
4.00%, 04/15/29 .................. 786 803,685
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,406 1,462,240
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 3,607 3,877,525
10.25%, 02/15/27 ................. 2,172 2,448,930
House of Finance NV (The), 4.38%, 07/15/26 . EUR 300 364,945
Intertrust Group BV, 3.38%, 11/15/25 ...... 1,711 2,131,567
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 .................. USD 4,102 4,326,010
5.00%, 06/15/28 .................. 4,412 4,709,810
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 965 1,003,600
21,217,356
Real Estate Management & Development — 3.7%
ADLER Group SA:
3.25%, 08/05/25 .................. EUR 1,100 1,398,777
2.75%, 11/13/26 .................. 400 500,263
ADLER Real Estate AG, 3.00%, 04/27/26 ... 700 899,110
Agile Group Holdings Ltd.:
8.50%, 07/18/21 .................. USD 1,758 1,801,950
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(j)
..................... 1,058 1,083,127
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(j)
..................... 3,884 4,064,849
5.75%, 01/02/25 .................. 7,642 7,813,945
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(j)
..................... 2,282 2,356,165
6.05%, 10/13/25 .................. 4,265 4,374,291
Alam Sutera Realty Tbk. PT, 0.00%, (0.00%
Cash or 6.25% PIK), 05/02/24
(i)
........ 607 445,892
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(j)
................ EUR 1,500 1,914,936
ATF Netherlands BV, (EUR Swap Annual 5 Year
+ 4.38%), 3.75%
(a)(j)
............... 500 634,494
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 359,023
Central China Real Estate Ltd.:
6.50%, 03/05/21 .................. 2,540 2,546,502
6.75%, 11/08/21 .................. 2,050 2,071,320
6.88%, 08/08/22 .................. 630 644,175
7.25%, 04/24/23 .................. 2,630 2,689,175
7.90%, 11/07/23 .................. 1,930 1,978,250
7.25%, 07/16/24 .................. 2,118 2,128,590
7.25%, 08/13/24 .................. 4,868 4,864,958
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21 .................. 1,695 1,664,278
6.92%, 06/16/22 .................. 4,911 4,453,663
6.90%, 01/13/23 .................. 6,858 5,960,031
8.60%, 04/08/24 .................. 2,833 2,443,462
China Aoyuan Group Ltd.:
4.80%, 02/18/21 .................. 3,100 3,092,250
7.50%, 05/10/21 .................. 5,030 5,080,099
7.95%, 09/07/21 .................. 1,978 2,015,088
8.50%, 01/23/22 .................. 3,028 3,096,130
5.38%, 09/13/22 .................. 400 404,356
7.95%, 02/19/23 .................. 10,122 10,716,667

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.35%, 02/08/24 .................. USD 7,738 $ 8,076,537
5.98%, 08/18/25 .................. 2,400 2,463,000
China Evergrande Group:
8.25%, 03/23/22 .................. 1,145 1,076,300
9.50%, 04/11/22 .................. 630 598,894
11.50%, 01/22/23 ................. 9,095 8,643,092
4.25%, 02/14/23
(h)
................. HKD 54,000 6,839,023
10.00%, 04/11/23 ................. USD 7,174 6,573,177
7.50%, 06/28/23 .................. 2,500 2,150,781
12.00%, 01/22/24 ................. 6,281 5,961,062
10.50%, 04/11/24 ................. 1,930 1,744,841
China SCE Group Holdings Ltd.:
7.45%, 04/17/21 .................. 3,000 3,029,820
5.88%, 03/10/22 .................. 1,171 1,188,295
7.25%, 04/19/23 .................. 5,710 5,984,794
7.38%, 04/09/24 .................. 6,549 6,952,173
7.00%, 05/02/25 .................. 4,685 4,925,106
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 .................. 2,100 2,131,500
7.63%, 02/28/23 .................. 1,500 1,572,187
6.55%, 03/28/24 .................. 2,810 3,007,578
6.45%, 11/07/24 .................. 3,264 3,515,940
6.00%, 07/16/25 .................. 4,272 4,556,355
5.95%, 10/20/25 .................. 5,340 5,733,825
5.25%, 05/13/26 .................. 6,015 6,270,638
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(j)
................ EUR 800 972,189
Consus Real Estate AG, 9.63%, 05/15/24 ... 1,371 1,795,876
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. USD 2,719 2,929,723
6.15%, 09/17/25 .................. 4,561 5,057,009
4.20%, 02/06/26 .................. 8,332 8,743,392
5.63%, 12/15/26 .................. 800 895,250
5.13%, 01/14/27 .................. 630 677,250
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 400 475,656
Easy Tactic Ltd.:
8.75%, 01/10/21 .................. USD 630 629,118
7.00%, 04/25/21 .................. 800 790,000
9.13%, 07/28/22 .................. 3,153 3,026,880
8.13%, 02/27/23 .................. 4,580 4,167,800
8.63%, 02/27/24 .................. 4,785 4,221,267
8.63%, 03/05/24 .................. 1,457 1,288,990
8.13%, 07/11/24 .................. 4,330 3,719,741
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 9.34%), 7.00%
(a)(j)
............... 4,800 4,848,384
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21 .................. 1,730 1,737,028
15.00%, 12/18/21 ................. 1,735 1,864,041
11.75%, 04/17/22 ................. 2,039 2,148,596
7.95%, 07/05/22 .................. 1,650 1,656,187
12.25%, 10/18/22 ................. 3,269 3,498,852
10.88%, 01/09/23 ................. 1,345 1,410,148
11.88%, 06/01/23 ................. 1,500 1,605,938
9.25%, 07/28/23 .................. 3,540 3,565,444
9.88%, 10/19/23 .................. 2,640 2,682,900
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
4,450 4,710,548
Global Prime Capital Pte. Ltd.:
7.25%, 04/26/21 .................. 3,000 3,022,590
5.50%, 10/18/23 .................. 630 634,725
5.95%, 01/23/25 .................. 6,156 6,186,780
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.10%,
09/26/21
(a)
.................... 3,600 3,476,250
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.25%, 03/12/22 .................. USD 630 $ 619,369
6.75%, 06/25/22 .................. 520 506,837
5.60%, 11/13/22 .................. 4,563 4,310,609
6.25%, 12/16/22 .................. 4,547 4,467,428
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 1,645 1,676,255
Heimstaden Bostad AB
(a)(j)
:
(EUR Swap Annual 5 Year + 3.67%), 3.25% EUR 450 564,860
(EUR Swap Annual 5 Year + 3.91%), 3.37% 450 570,677
Hopson Capital International Group Co. Ltd.,
6.00%, 02/17/21 ................. USD 3,100 3,100,000
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... 6,890 7,025,647
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 .................. 1,634 1,685,063
5.38%, 08/01/28 .................. 1,204 1,294,902
Hunt Cos., Inc., 6.25%, 02/15/26
(b)
....... 540 553,500
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(f)(k)
. 2,500 1,025,000
Jingrui Holdings Ltd., 9.45%, 04/23/21 ..... 1,200 1,187,250
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21 .................. 2,140 2,140,000
11.25%, 04/09/22 ................. 1,145 1,193,305
8.50%, 06/30/22 .................. 2,382 2,437,084
11.95%, 10/22/22 ................. 3,345 3,538,383
11.50%, 01/30/23 ................. 3,413 3,570,851
10.88%, 07/23/23 ................. 6,871 7,165,165
9.75%, 09/28/23 .................. 5,565 5,653,692
11.95%, 11/12/23 ................. 4,610 4,888,040
9.38%, 06/30/24 .................. 5,944 5,756,393
Kennedy-Wilson, Inc., 5.88%, 04/01/24 .... 585 593,775
KWG Group Holdings Ltd.:
7.88%, 08/09/21 .................. 1,144 1,171,170
7.88%, 09/01/23 .................. 7,914 8,289,915
7.40%, 03/05/24 .................. 1,718 1,834,502
5.88%, 11/10/24 .................. 1,287 1,321,990
5.95%, 08/10/25 .................. 7,356 7,457,145
Logan Group Co. Ltd.:
6.88%, 04/24/21 .................. 2,000 2,019,840
6.50%, 07/16/23 .................. 5,918 6,147,323
6.90%, 06/09/24 .................. 1,718 1,836,112
5.75%, 01/14/25 .................. 3,322 3,506,786
5.25%, 10/19/25 .................. 5,545 5,766,800
Modern Land China Co. Ltd., 12.85%, 10/25/21 530 541,925
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(f)(k)
.................... 1,296 447,120
New Metro Global Ltd.:
6.50%, 04/23/21 .................. 3,445 3,467,599
6.50%, 05/20/22 .................. 212 218,095
6.80%, 08/05/23 .................. 3,510 3,709,631
4.80%, 12/15/24 .................. 7,280 7,361,900
Peach Property Finance GmbH:
3.50%, 02/15/23 .................. EUR 592 737,681
4.38%, 11/15/25 .................. 423 539,199
Powerlong Real Estate Holdings Ltd.:
6.95%, 04/17/21 .................. USD 500 504,770
7.13%, 11/08/22 .................. 2,608 2,722,100
6.95%, 07/23/23 .................. 895 935,275
6.25%, 08/10/24 .................. 5,612 5,790,882
Realogy Group LLC, 7.63%, 06/15/25
(b)
.... 242 262,744
Redsun Properties Group Ltd.:
11.50%, 03/04/21 ................. 3,100 3,134,875
9.95%, 04/11/22 .................. 4,542 4,757,745
10.50%, 10/03/22 ................. 4,559 4,848,212
9.70%, 04/16/23 .................. 484 510,620

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. USD 4,980 $ 5,264,794
6.00%, 09/04/25 .................. 8,840 9,113,509
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................. 1,325 1,376,344
10.50%, 03/01/22 ................. 1,150 1,211,453
8.75%, 10/25/22 .................. 5,685 5,880,422
8.95%, 01/22/23 .................. 6,059 6,322,188
8.10%, 06/09/23 .................. 1,145 1,181,855
7.35%, 12/15/23 .................. 3,927 3,989,586
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 6,977 6,464,626
13.00%, 11/06/22 ................. 5,888 5,694,800
12.00%, 10/24/23 ................. 10,432 9,721,320
13.75%, 11/06/23 ................. 464 428,764
Seazen Group Ltd.:
7.50%, 01/22/21 .................. 1,500 1,504,219
6.45%, 06/11/22 .................. 300 308,625
6.15%, 04/15/23 .................. 1,145 1,184,717
6.00%, 08/12/24 .................. 4,566 4,748,640
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 2,150 2,211,812
5.60%, 07/15/26 .................. 1,145 1,250,913
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 600 609,000
5.75%, 11/12/23 .................. 1,718 1,745,917
6.15%, 08/24/24 .................. 9,795 10,039,875
5.50%, 03/03/25 .................. 1,000 997,500
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................. 209 232,774
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ...................... 302 315,024
Summit Properties Ltd., 2.00%, 01/31/25 ... EUR 273 326,517
Sunac China Holdings Ltd.:
7.88%, 02/15/22 .................. USD 955 977,681
7.25%, 06/14/22 .................. 4,755 4,902,108
8.35%, 04/19/23 .................. 200 210,563
7.95%, 10/11/23 .................. 3,927 4,169,983
7.50%, 02/01/24 .................. 6,446 6,812,616
6.65%, 08/03/24 .................. 7,244 7,506,595
7.00%, 07/09/25 .................. 4,573 4,755,920
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 .................. 3,924 3,959,561
6.75%, 10/31/26 .................. 630 595,153
Times China Holdings Ltd.:
5.75%, 04/26/22 .................. 289 293,393
6.75%, 07/16/23 .................. 5,197 5,435,737
6.75%, 07/08/25 .................. 9,310 9,880,237
6.20%, 03/22/26 .................. 4,600 4,775,375
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 .......... GBP 666 939,224
Series N, 6.46%, 03/30/32
(d)
.......... 1,000 1,330,725
VLL International, Inc.:
7.38%, 06/18/22 .................. USD 2,000 2,092,500
5.75%, 11/28/24 .................. 2,000 2,005,000
Wanda Group Overseas Ltd., 7.50%, 07/24/22 4,935 4,799,288
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 1,000 1,029,375
Yango Justice International Ltd.:
6.80%, 03/11/21 .................. 3,070 3,070,000
10.00%, 02/12/23 ................. 1,811 1,955,314
9.25%, 04/15/23 .................. 4,560 4,840,725
8.25%, 11/25/23 .................. 4,554 4,766,046
7.50%, 04/15/24 .................. 2,975 3,049,375
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. USD 7,745 $ 8,054,800
6.80%, 02/27/24 .................. 4,480 4,719,400
Yuzhou Group Holdings Co. Ltd.:
6.38%, 03/06/21 .................. 1,392 1,398,737
8.63%, 01/23/22 .................. 630 656,775
8.50%, 02/04/23 .................. 2,043 2,201,333
6.00%, 10/25/23 .................. 2,995 3,065,195
8.50%, 02/26/24 .................. 6,145 6,644,281
8.38%, 10/30/24 .................. 2,145 2,327,995
7.70%, 02/20/25 .................. 4,562 4,888,468
8.30%, 05/27/25 .................. 1,700 1,832,813
7.38%, 01/13/26 .................. 3,220 3,429,300
7.85%, 08/12/26 .................. 2,280 2,432,475
Zhenro Properties Group Ltd.:
5.60%, 02/28/21 .................. 1,260 1,260,000
9.15%, 03/08/22 .................. 2,055 2,124,356
8.70%, 08/03/22 .................. 4,930 5,145,687
8.65%, 01/21/23 .................. 3,268 3,416,081
9.15%, 05/06/23 .................. 1,145 1,216,563
8.30%, 09/15/23 .................. 2,338 2,456,361
8.35%, 03/10/24 .................. 1,155 1,214,555
7.88%, 04/14/24 .................. 3,400 3,540,250
7.35%, 02/05/25 .................. 1,590 1,646,147
634,244,587
Road & Rail — 0.2%
Algeco Global Finance plc, 8.00%, 02/15/23
(b)
415 422,781
Burlington Northern Santa Fe LLC:
4.90%, 04/01/44 .................. 200 282,020
4.15%, 12/15/48 .................. 425 568,333
3.55%, 02/15/50 .................. 425 523,810
CSX Corp.:
3.80%, 03/01/28 .................. 150 174,870
4.30%, 03/01/48 .................. 480 616,243
Loxam SAS:
3.50%, 04/15/22 .................. EUR 109 134,159
3.50%, 05/03/23 .................. 720 883,986
4.25%, 04/15/24 .................. 300 372,029
3.25%, 01/14/25 .................. 708 863,847
3.75%, 07/15/26 .................. 673 832,653
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(j)
................ GBP 400 559,854
Norfolk Southern Corp.:
2.55%, 11/01/29 .................. USD 1,010 1,094,174
4.15%, 02/28/48 .................. 750 952,838
3.05%, 05/15/50 .................. 43 46,848
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 5,000 5,353,233
Penske Truck Leasing Co. LP, 4.00%,
07/15/25
(b)
..................... 2,915 3,305,654
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 2,900 3,067,656
Ryder System, Inc., 2.50%, 09/01/24 ...... 1,150 1,221,752
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 4,577 4,944,167
8.00%, 11/01/26 .................. 2,274 2,481,775
7.50%, 09/15/27 .................. 4,143 4,557,300
6.25%, 01/15/28 .................. 1,156 1,257,150
Union Pacific Corp.:
3.55%, 08/15/39 .................. 375 434,066
4.05%, 03/01/46 .................. 25 30,553
3.95%, 08/15/59 .................. 775 955,001
3.84%, 03/20/60 .................. 1,906 2,359,316
38,296,068

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. USD 1,100 $ 1,193,500
ams AG:
6.00%, 07/31/25 .................. EUR 1,891 2,445,399
2.13%, 11/03/27
(h)
................. 1,800 2,196,243
Analog Devices, Inc., 2.95%, 04/01/25 ..... USD 850 927,728
Applied Materials, Inc., 3.30%, 04/01/27 .... 1,200 1,359,060
Broadcom Corp., 2.65%, 01/15/23 ....... 700 728,323
Broadcom, Inc.:
4.70%, 04/15/25 .................. 3,545 4,062,456
4.25%, 04/15/26 .................. 610 698,594
3.46%, 09/15/26 .................. 417 462,686
4.75%, 04/15/29 .................. 1,325 1,580,356
Entegris , Inc.
(b)
:
4.63%, 02/10/26 .................. 400 415,000
4.38%, 04/15/28 .................. 860 916,975
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.88%
(a)(j)
............ EUR 800 1,012,533
Intel Corp.:
4.75%, 03/25/50 .................. USD 590 823,382
3.10%, 02/15/60 .................. 20 22,019
KLA Corp.:
4.10%, 03/15/29 .................. 1,026 1,229,622
3.30%, 03/01/50 .................. 850 959,182
Lam Research Corp., 4.88%, 03/15/49 ..... 275 397,502
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
8,708 9,212,570
NVIDIA Corp.:
2.85%, 04/01/30 .................. 595 669,337
3.50%, 04/01/40 .................. 1,055 1,266,969
3.50%, 04/01/50 .................. 610 739,984
NXP BV
(b)
:
4.30%, 06/18/29 .................. 1,875 2,234,665
3.40%, 05/01/30 .................. 190 215,463
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 2,984,940
Qorvo , Inc.:
4.38%, 10/15/29 .................. 1,935 2,128,926
3.38%, 04/01/31
(b)
................. 1,688 1,742,860
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 791,831
43,418,105
Software — 0.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 190,350
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 6,977 7,175,877
Autodesk, Inc., 3.50%, 06/15/27 ......... 18 20,290
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 2,080 2,682,720
7.13%, 10/02/25
(b)
................. USD 3,375 3,663,385
9.13%, 03/01/26
(b)
................. 5,305 5,702,875
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. 2,645 2,691,288
4.25%, 01/31/26 .................. 4,589 4,703,725
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 6,152 6,421,150
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 2,352 2,352,000
CDK Global, Inc.:
5.88%, 06/15/26 .................. 545 571,754
4.88%, 06/01/27 .................. 1,384 1,460,120
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 9,262 9,447,240
Fair Isaac Corp.
(b)
:
5.25%, 05/15/26 .................. 225 255,937
4.00%, 06/15/28 .................. 2,158 2,271,295
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 1,440 1,519,200
LogMeIn, Inc., 5.50%, 09/01/27
(b)
........ 605 633,738
Microsoft Corp.:
3.45%, 08/08/36 .................. 750 924,845
4.10%, 02/06/37 .................. 754 989,577
Security
Par (000)
Par (000) Value
Software (continued)
3.70%, 08/08/46 .................. USD 1,025 $ 1,299,684
2.53%, 06/01/50 .................. 956 1,008,145
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 1,240 1,264,800
Nuance Communications, Inc., 5.63%, 12/15/26 4,573 4,838,783
Open Text Corp., 3.88%, 02/15/28
(b)
...... 2,412 2,508,480
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 2,886 3,070,127
Oracle Corp.:
2.95%, 04/01/30 .................. 1,660 1,856,108
3.85%, 07/15/36 .................. 850 1,026,429
5.38%, 07/15/40 .................. 650 932,916
4.13%, 05/15/45 .................. 375 462,900
4.00%, 07/15/46 .................. 350 429,611
4.00%, 11/15/47 .................. 150 185,233
3.60%, 04/01/50 .................. 1,390 1,619,466
3.85%, 04/01/60 .................. 190 233,646
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 760 781,305
4.00%, 02/15/28 .................. 1,628 1,706,347
Solera LLC, 10.50%, 03/01/24
(b)
......... 10,246 10,617,418
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 10,496 11,209,938
TeamSystem SpA, (EURIBOR 3 Month +
4.00%), 4.00%, 04/15/23
(a)
........... EUR 700 856,294
Veritas US, Inc.
(b)
:
7.50%, 02/01/23 .................. USD 1,901 1,905,562
7.50%, 09/01/25 .................. 7,162 7,350,003
108,840,561
Specialty Retail — 0.4%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 900 1,000,125
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 234 243,945
4.75%, 03/01/30 .................. 731 783,997
Dufry One BV:
2.50%, 10/15/24 .................. EUR 400 467,843
2.00%, 02/15/27 .................. 870 993,486
eG Global Finance plc:
4.38%, 02/07/25 .................. 453 543,446
6.75%, 02/07/25
(b)
................. USD 2,238 2,305,140
6.25%, 10/30/25 .................. EUR 2,401 3,012,073
8.50%, 10/30/25
(b)
................. USD 2,845 3,029,925
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 1,736 2,013,760
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 1,384 1,426,600
Home Depot, Inc. (The):
4.20%, 04/01/43 .................. 125 162,595
4.50%, 12/06/48 .................. 815 1,144,091
3.35%, 04/15/50 .................. 625 743,796
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 739,440
L Brands, Inc.:
5.63%, 10/15/23 .................. 325 350,188
6.88%, 07/01/25
(b)
................. 3,598 3,906,636
9.38%, 07/01/25
(b)
................. 150 184,500
7.50%, 06/15/29 .................. 600 667,500
6.63%, 10/01/30
(b)
................. 2,124 2,362,950
6.88%, 11/01/35 .................. 4,379 4,915,428
6.75%, 07/01/36 .................. 369 411,112
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 1,509 1,558,043
Lithia Motors, Inc., 4.38%, 01/15/31
(b)
...... 730 782,925
Lowe's Cos., Inc.:
4.65%, 04/15/42 .................. 450 592,881
3.70%, 04/15/46 .................. 735 871,523
3.00%, 10/15/50 .................. 675 721,990
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 500 525,804
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
.... USD 485 497,125
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 1,648 1,753,060

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. USD 1,178 $ 1,197,142
5.50%, 05/15/26 .................. 320 332,400
PetSmart, Inc.
(b)
:
7.13%, 03/15/23 .................. 2,315 2,315,000
5.88%, 06/01/25 .................. 6,430 6,606,825
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 919,612
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 3,653 3,871,230
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 6,987 7,423,687
Staples, Inc., 7.50%, 04/15/26
(b)
......... 7,400 7,727,598
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 255 285,820
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 304,283
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... USD 3,774 4,024,027
73,719,551
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.20%, 09/11/29 .................. 1,800 1,943,505
4.50%, 02/23/36 .................. 75 100,966
3.45%, 02/09/45 .................. 225 273,062
3.85%, 08/04/46 .................. 1,100 1,414,561
2.65%, 05/11/50 .................. 990 1,050,733
Dell International LLC
(b)
:
7.13%, 06/15/24 .................. 1,575 1,633,472
6.02%, 06/15/26 .................. 1,189 1,450,515
8.35%, 07/15/46 .................. 365 552,178
Dell, Inc., 6.50%, 04/15/38 ............ 675 838,687
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 1,083 1,212,960
EMC Corp., 3.38%, 06/01/23 ........... 650 681,168
HP, Inc., 2.20%, 06/17/25 ............. 2,175 2,302,757
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 550 814,927
NCR Corp.
(b)
:
5.75%, 09/01/27 .................. USD 1,330 1,413,125
5.00%, 10/01/28 .................. 633 667,815
6.13%, 09/01/29 .................. 999 1,106,393
5.25%, 10/01/30 .................. 644 690,690
Nuoxi Capital Ltd., 7.50%, 01/28/22
(f)(k)
..... 664 174,507
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
.. 710 757,038
Xerox Corp., 4.80%, 03/01/35 .......... 1,315 1,324,863
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
... 750 795,863
21,199,785
Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(h)
................ EUR 1,300 1,040,712
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
.. USD 250 272,500
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... 170 179,863
Levi Strauss & Co., 5.00%, 05/01/25 ...... 163 167,075
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 2,783 473,110
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 402,500
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,483,900
5,019,660
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
........... 1,575 1,664,545
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 200 248,593
Freedom Mortgage Corp.
(b)
:
8.25%, 04/15/25 .................. USD 830 867,350
7.63%, 05/01/26 .................. 883 933,949
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... 4,551 4,926,458
Ladder Capital Finance Holdings LLLP
(b)
:
5.25%, 03/15/22 .................. 700 703,500
4.25%, 02/01/27 .................. 2,344 2,302,980
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
LD Holdings Group LLC, 6.50%, 11/01/25
(b)
.. USD 386 $ 406,265
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,057 1,130,990
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22 .................. 3,600 3,578,625
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 4,460 4,733,175
5.50%, 08/15/28 .................. 2,857 2,999,850
5.13%, 12/15/30 .................. 2,549 2,664,266
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(j)
................ GBP 1,400 2,055,560
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.12%
(a)(j)
............ EUR 1,200 1,542,944
PennyMac Financial Services, Inc., 5.38%,
10/15/25
(b)
..................... USD 895 946,463
Radian Group, Inc.:
6.63%, 03/15/25 .................. 1,135 1,285,387
4.88%, 03/15/27 .................. 1,400 1,537,480
34,528,380
Tobacco — 0.1%
Altria Group, Inc.:
3.49%, 02/14/22 .................. 170 175,841
5.95%, 02/14/49 .................. 1,822 2,552,547
BAT Capital Corp.:
3.46%, 09/06/29 .................. 1,350 1,472,559
4.39%, 08/15/37 .................. 675 758,237
3.73%, 09/25/40 .................. 420 438,077
4.54%, 08/15/47 .................. 688 763,991
4.76%, 09/06/49 .................. 165 191,294
Vector Group Ltd., 6.13%, 02/01/25
(b)
...... 3,450 3,507,857
9,860,403
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
2.50%, 03/01/21 .................. 1,300 1,303,959
3.50%, 01/15/22 .................. 2,040 2,099,384
2.88%, 01/15/26 .................. 1,065 1,126,913
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. 660 705,375
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.75%, 03/15/22 .................. 279 279,697
6.50%, 10/01/25 .................. 2,261 2,362,994
9.75%, 08/01/27 .................. 2,788 3,195,745
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 2,215 2,238,701
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 2,061 2,184,660
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 1,234 1,306,436
5.50%, 05/15/27 .................. 3,386 3,623,020
3.88%, 11/15/27 .................. 99 103,703
4.88%, 01/15/28 .................. 635 676,275
5.25%, 01/15/30 .................. 6 6,660
4.00%, 07/15/30 .................. 96 101,040
3.88%, 02/15/31 .................. 130 136,376
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 2,698 2,967,341
7.25%, 06/15/28 .................. 5,327 6,058,344
30,476,623
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(j)
.. EUR 600 759,561
Autostrade per l'Italia SpA :
6.25%, 06/09/22 .................. GBP 300 432,994
5.88%, 06/09/24 .................. EUR 1,000 1,392,681
4.38%, 09/16/25 .................. 400 546,078

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
1.88%, 11/04/25 .................. EUR 300 $ 365,579
1.75%, 06/26/26 .................. 200 242,077
1.75%, 02/01/27 .................. 500 605,939
2.00%, 12/04/28 .................. 1,695 2,075,873
Getlink SE, 3.50%, 10/30/25 ........... 1,099 1,383,999
Royal Capital BV
(j)
:
5.88% ......................... USD 1,014 1,034,597
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.93%),
4.88%
(a)
...................... 508 517,194
9,356,572
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ...................... GBP 633 874,197
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV:
3.13%, 07/16/22 .................. USD 300 311,906
3.63%, 04/22/29 .................. 1,300 1,477,644
4.38%, 04/22/49 .................. 250 321,094
C&W Senior Financing DAC
(b)
:
7.50%, 10/15/26 .................. 625 664,919
6.88%, 09/15/27 .................. 985 1,062,687
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 14,349 15,456,743
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 1,589 1,701,406
Hughes Satellite Systems Corp.:
5.25%, 08/01/26 .................. 2,112 2,331,120
6.63%, 08/01/26 .................. 250 282,867
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(i)
.......... 2,510 2,368,778
Matterhorn Telecom SA, 4.00%, 11/15/27 ... EUR 1,400 1,750,502
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 .................. USD 5,600 5,943,000
4.50%, 04/27/31 .................. 3,715 4,004,073
Rogers Communications, Inc., 3.70%, 11/15/49 176 208,061
SoftBank Group Corp.:
4.00%, 04/20/23 .................. EUR 726 924,434
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
........................... USD 1,200 1,169,700
4.75%, 09/19/24 .................. 500 523,761
4.50%, 04/20/25 .................. EUR 200 261,433
4.75%, 07/30/25 .................. 1,783 2,370,537
3.13%, 09/19/25 .................. 1,400 1,752,384
5.00%, 04/15/28 .................. 1,300 1,768,399
4.00%, 09/19/29 .................. 231 298,930
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 811,875
Sprint Corp.:
7.88%, 09/15/23 .................. 3,035 3,513,923
7.13%, 06/15/24 .................. 1,874 2,192,580
7.63%, 02/15/25 .................. 850 1,016,460
7.63%, 03/01/26 .................. 3,097 3,843,981
Telefonica Europe BV
(a)(j)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,500 2,059,244
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 2,120,776
T-Mobile USA, Inc.:
5.13%, 04/15/25 .................. USD 150 153,586
6.50%, 01/15/26 .................. 1,055 1,091,925
4.50%, 02/01/26 .................. 460 470,274
5.38%, 04/15/27 .................. 250 269,665
4.75%, 02/01/28 .................. 6,092 6,548,230
3.88%, 04/15/30
(b)
................. 575 665,965
4.38%, 04/15/40
(b)
................. 475 579,676
3.00%, 02/15/41
(b)
................. 225 233,262
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.50%, 04/15/50
(b)
................. USD 689 $ 849,802
3.30%, 02/15/51
(b)
................. 925 951,668
United States Cellular Corp., 6.70%, 12/15/33 199 258,203
VEON Holdings BV
(b)
:
4.00%, 04/09/25 .................. 4,695 4,964,963
3.38%, 11/25/27 .................. 3,230 3,326,900
Vmed O2 UK Financing I plc, 3.25%, 01/31/31 EUR 931 1,166,921
Vodafone Group plc:
5.25%, 05/30/48 .................. USD 1,037 1,444,488
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)
.................... EUR 932 1,291,284
(EUR Swap Annual 5 Year + 2.67%), 3.10%,
01/03/79
(a)
.................... 400 506,483
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 18,156,688
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
1,263 1,344,306
106,787,506
Total Corporate Bonds — 35.8%
(Cost: $5,805,541,681) ............................ 6,161,984,704
Equity-Linked Notes — 13.8%
Aerospace & Defense — 0.0%
Barclays Bank plc (L3Harris Technologies, Inc.),
14.82%, 02/01/21 ................. 32 6,035,912
Automobiles — 0.1%
Merrill Lynch International & Co. (Ford Motor
Co.), 18.37%, 02/04/21 .............. 561 4,835,717
Merrill Lynch International & Co. (Tesla, Inc.),
29.44%, 01/07/21 ................. 18 9,333,545
14,169,262
Banks — 0.4%
Bank of Montreal (Bank of America Corp.),
15.91%, 01/13/21
(b)
................ 356 9,338,245
Bank of Montreal ( Truist Financial Corp.),
15.26%, 01/13/21
(b)
................ 102 4,711,455
Bank of Montreal (Wells Fargo & Co.),
15.87%, 01/13/21
(b)
................ 227 6,009,826
Barclays Bank plc (Citigroup Capital XIII),
14.66%, 01/15/21 ................. 122 6,012,762
Barclays Bank plc (JPMorgan Chase & Co.):
15.63%, 01/13/21 ................. 105 11,437,980
20.80%, 01/15/21
(b)
................ 102 12,426,613
12.06%, 02/25/21 ................. 53 5,826,910
12.71%, 03/05/21
(b)
................ 49 6,127,840
Barclays Bank plc (US BanCorp ),
14.79%, 01/14/21 ................. 83 3,575,472
Royal Bank of Canada (First Republic Bank),
11.34%, 01/13/21
(b)
................ 26 3,483,441
Royal Bank of Canada (GMAC Capital Trust I),
18.57%, 01/15/21
(b)
................ 74 2,391,311
71,341,855
Beverages — 0.2%
Royal Bank of Canada (Coca-Cola Co. (The))
(b)
:
6.38%, 02/26/21 .................. 155 8,485,768
8.44%, 03/05/21 .................. 225 12,128,695
Societe Generale SA (PepsiCo., Inc.),
8.98%, 02/12/21 .................. 81 12,032,043
32,646,506
Biotechnology — 0.3%
(b)
Bank of Montreal (Amgen, Inc.),
8.10%, 01/28/21 .................. 89 20,552,080
Citigroup Global Markets Holdings, Inc.
(AbbVie, Inc.), 14.45%, 02/04/21 ....... 57 6,017,552

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Biotechnology (continued)
JPMorgan Structured Products BV (Gilead
Sciences, Inc.), 13.77%, 02/01/21 ...... USD 250 $ 14,716,810
Royal Bank of Canada (Vertex
Pharmaceuticals, Inc.), 14.01%, 01/29/21 . 16 3,638,758
44,925,200
Building Products — 0.2%
Barclays Bank plc (Johnson Controls
International plc), 11.42%, 02/01/21 ..... 205 9,451,216
Credit Suisse AG (Masco Corp.):
9.73%, 02/04/21
(b)
................. 146 8,006,596
11.20%, 02/10/21 ................. 45 2,424,750
Credit Suisse AG (Owens Corning),
12.15%, 03/01/21 ................. 68 5,144,156
Merrill Lynch International & Co. (Fortune
Brands Home & Security, Inc.),
10.63%, 01/25/21 ................. 69 5,876,664
30,903,382
Capital Markets — 0.4%
Bank of Montreal (Goldman Sachs Group, Inc.
(The)), 12.40%, 01/14/21
(b)
........... 25 5,886,598
Citigroup Global Markets Holdings, Inc. (MSCI,
Inc.), 13.00%, 03/01/21
(b)
............ 27 11,760,625
JPMorgan Structured Products BV (S&P
Global, Inc.)
(b)
:
12.90%, 02/04/21 ................. 7 2,314,742
8.99%, 03/01/21 .................. 64 20,920,212
Merrill Lynch International & Co. (Bank of New
York Mellon Corp. (The)), 12.55%, 01/15/21 56 2,322,059
Merrill Lynch International & Co. (Morgan
Stanley), 14.45%, 01/15/21 ........... 166 9,417,814
Merrill Lynch International & Co. (State Street
Corp.), 15.76%, 01/15/21 ............ 32 2,306,344
Societe Generale SA (Nasdaq, Inc.),
13.50%, 01/28/21 ................. 47 6,180,475
61,108,869
Chemicals — 0.4%
Barclays Bank plc (Dow, Inc.):
19.25%, 01/07/21 ................. 185 9,927,128
17.71%, 01/28/21 ................. 69 3,764,914
Barclays Bank plc (PPG Industries, Inc.),
13.66%, 01/14/21 ................. 41 5,829,046
Citigroup Global Markets Holdings, Inc. (DuPont
de Nemours, Inc.), 14.01%, 01/29/21
(b)
... 79 5,103,611
Credit Suisse AG (CF Industries Holdings, Inc.),
19.25%, 02/11/21 ................. 188 5,742,711
JPMorgan Structured Products BV (Air Products
and Chemicals, Inc.), 9.20%, 01/22/21
(b)
.. 18 5,051,971
Royal Bank of Canada (Sherwin-Williams Co.,
(The)):
9.42%, 03/01/21
(b)
................. 28 20,745,737
8.90%, 12/03/21 .................. 22 15,679,798
71,844,916
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Waste Management, Inc.):
8.30%, 02/10/21 .................. 77 9,034,700
8.95%, 02/11/21
(b)
................. 21 2,488,672
Credit Suisse AG (Republic Services, Inc.),
8.25%, 02/12/21 .................. 23 2,256,292
13,779,664
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
Credit Suisse AG ( Ciena Corp.),
14.25%, 03/03/21 ................. USD 134 $ 6,756,345
Toronto-Dominion Bank (The) (Cisco Systems,
Inc.), 12.52%, 02/11/21 .............. 388 15,906,560
22,662,905
Construction & Engineering — 0.0%
Royal Bank of Canada (Balfour Beatty plc),
14.76%, 02/25/21
(b)
................ 21 2,108,251
Construction Materials — 0.1%
Credit Suisse AG (Vulcan Materials Co.),
12.70%, 02/11/21 ................. 60 8,682,315
Merrill Lynch International & Co. (Martin
Marietta Materials, Inc.), 13.25%, 02/10/21 13 3,633,894
12,316,209
Diversified Telecommunication Services — 0.2%
Royal Bank of Canada (AT&T, Inc.),
10.97%, 01/27/21
(b)
................ 326 9,274,581
Royal Bank of Canada (Verizon
Communications, Inc.):
11.81%, 01/26/21 ................. 273 16,013,040
8.43%, 03/05/21
(b)
................. 154 9,103,733
34,391,354
Electric Utilities — 0.1%
Bank of Montreal (NRG Energy, Inc.),
13.83%, 03/12/21
(b)
................ 190 6,826,465
Societe Generale SA (NextEra Energy Capital
Holdings, Inc.), 13.32%, 01/26/21 ....... 163 12,406,247
19,232,712
Electrical Equipment — 0.1%
Royal Bank of Canada (Emerson Electric Co.),
13.29%, 03/01/21
(b)
................ 223 17,962,803
Electronic Equipment, Instruments & Components — 0.1%
Barclays Bank plc (Corning, Inc.):
13.03%, 01/29/21
(b)
................ 66 2,368,878
11.63%, 03/01/21 ................. 283 10,211,974
Societe Generale SA (Amphenol Corp.),
15.80%, 01/25/21 ................. 45 5,942,497
18,523,349
Energy Equipment & Services — 2.1%
Barclays Bank plc (Real Time Measurements,
Inc.):
7.10%, 01/13/21 - 01/20/21 ........... 41 73,494,537
7.15%, 01/14/21 .................. 20 36,745,199
7.20%, 01/15/21 .................. 20 36,736,512
7.05%, 01/19/21 .................. 20 36,747,381
4.73%, 02/18/21 .................. 17 34,365,974
4.77%, 02/19/21 .................. 17 34,378,243
4.71%, 02/22/21 .................. 17 34,372,949
4.70%, 02/23/21 .................. 17 34,359,205
4.91%, 02/24/21 .................. 17 34,361,321
355,561,321
Entertainment — 0.3%
Bank of Montreal (Electronic Arts, Inc.),
11.81%, 02/01/21
(b)
................ 120 16,378,554
Credit Suisse AG (Take-Two Interactive
Software, Inc.), 11.10%, 02/04/21 ....... 50 8,801,602
Merrill Lynch International & Co. (Walt Disney
Co. (The)), 10.49%, 02/11/21 .......... 81 11,408,200
Toronto-Dominion Bank (The) (Netflix, Inc.),
15.87%, 01/21/21 ................. 17 8,903,977
45,492,333

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Barclays Bank plc (American Tower Corp.),
9.27%, 02/23/21 .................. USD 11 $ 2,484,906
Merrill Lynch International & Co. (Sun
Communities, Inc.), 15.62%, 01/07/21 .... 54 8,066,743
10,551,649
Food & Staples Retailing — 0.4%
Barclays Bank plc (Albertsons Cos, Inc.),
17.72%, 01/12/21 ................. 449 7,420,047
Citigroup Global Markets Holdings, Inc.
(Walgreens Boots Alliance, Inc.),
12.47%, 01/14/21
(b)
................ 87 3,437,874
Credit Suisse AG (Walmart, Inc.):
11.60%, 02/18/21 ................. 75 10,911,188
10.12%, 03/05/21 ................. 128 18,529,578
Royal Bank of Canada (Costco Wholesale
Corp.), 8.83%, 03/03/21
(b)
............ 75 28,297,090
68,595,777
Food Products — 0.2%
Citigroup Global Markets Holdings,
Inc. ( Mondelez International, Inc.),
8.53%, 01/27/21
(b)
................. 162 9,303,659
Credit Suisse AG ( Conagra Brands, Inc.),
14.05%, 03/03/21 ................. 216 7,789,900
Credit Suisse AG (Hershey Co. (The)),
7.15%, 01/28/21 .................. 15 2,353,398
Royal Bank of Canada (Tyson Foods, Inc.),
14.85%, 03/10/21
(b)
................ 184 12,023,777
31,470,734
Health Care Equipment & Supplies — 0.5%
Merrill Lynch International & Co. (Danaher
Corp.):
13.13%, 01/07/21 ................. 48 10,638,729
12.67%, 02/18/21 ................. 24 5,358,313
Royal Bank of Canada (Abbott Laboratories):
11.23%, 01/21/21
(b)
................ 54 5,951,868
14.67%, 01/21/21 ................. 75 8,253,796
12.49%, 03/01/21 ................. 224 24,278,822
Societe Generale SA (IDEXX Laboratories,
Inc.), 13.49%, 02/01/21 .............. 5 2,494,372
Toronto-Dominion Bank (The) (Boston Scientific
Corp.), 9.75%, 02/03/21 ............. 115 4,043,176
UBS AG (Medtronic plc), 8.70%, 02/22/21 ... 203 23,703,385
84,722,461
Health Care Providers & Services — 0.4%
Bank of Montreal (UnitedHealth Group, Inc.):
9.87%, 01/14/21
(b)
................. 33 11,379,312
7.78%, 02/25/21
(b)
................. 16 5,641,822
8.67%, 02/26/21 .................. 26 9,288,919
11.54%, 03/05/21 ................. 17 5,959,801
BNP Paribas SA (Quest Diagnostics, Inc.):
12.07%, 01/07/21 ................. 36 4,242,681
12.56%, 02/18/21 ................. 36 4,274,692
Citigroup Global Markets Holdings, Inc.
(McKesson Corp.), 14.98%, 02/04/21
(b)
... 20 3,452,102
Credit Suisse AG (Anthem, Inc.),
12.75%, 02/25/21 ................. 38 12,125,886
Royal Bank of Canada (Cardinal Health, Inc.),
14.86%, 02/05/21
(b)
................ 44 2,352,636
Royal Bank of Canada (Laboratory Corp. of
America Holdings):
11.21%, 02/11/21
(b)
................. 18 3,616,260
11.38%, 02/12/21 ................. 12 2,354,635
64,688,746
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.2%
Credit Suisse AG (Hilton Worldwide Holdings,
Inc.), 14.70%, 02/10/21 .............. USD 34 $ 3,753,606
Merrill Lynch International & Co. (Marriott
International, Inc.), 12.31%, 02/01/21 .... 78 9,986,421
Nomura Bank International plc (McDonald's
Corp.):
11.57%, 01/29/21 ................. 28 5,948,548
10.65%, 03/05/21 ................. 56 12,013,442
31,702,017
Household Durables — 0.2%
Citigroup Global Markets Holdings, Inc. (Lennar
Corp.), 14.31%, 01/06/21
(b)
........... 119 9,096,317
Citigroup Global Markets Holdings, Inc. ( Tempur
Sealy International, Inc.):
16.95%, 02/12/21 ................. 24 2,468,670
19.65%, 02/12/21
(b)
................ 25 2,473,733
Credit Suisse AG (DR Horton, Inc.),
13.30%, 01/27/21 ................. 16 1,100,452
Credit Suisse AG (KB Home), 19.05%, 01/11/21 71 2,380,557
Credit Suisse AG (Meritage Homes Corp.),
17.10%, 01/28/21 ................. 26 2,197,999
Merrill Lynch International & Co. (PulteGroup,
Inc.), 14.54%, 01/28/21 .............. 205 8,917,630
28,635,358
Household Products — 0.2%
Bank of Montreal (Procter & Gamble Co. (The)),
8.96%, 01/22/21
(b)
................. 235 32,837,905
Barclays Bank plc (Colgate-Palmolive Co.),
11.55%, 01/28/21 ................. 71 6,021,859
Royal Bank of Canada (Kimberly-Clark Corp.),
10.25%, 01/20/21
(b)
................ 34 4,563,067
43,422,831
Industrial Conglomerates — 0.1%
Bank of Montreal (Honeywell International,
Inc.), 10.47%, 03/12/21
(b)
............ 97 20,525,895
Insurance — 0.0%
(b)
Bank of Montreal (Progressive Corp. (The)),
12.25%, 01/14/21 ................. 32 3,000,782
Royal Bank of Canada (Aon plc),
11.55%, 01/28/21 ................. 29 6,095,914
9,096,696
Interactive Media & Services — 0.6%
Citigroup Global Markets Holdings, Inc.
(Alphabet, Inc.):
13.10%, 01/11/21 ................. 14 24,603,554
10.29%, 02/03/21
(b)
................ 7 11,625,013
11.81%, 02/16/21 ................. 14 24,388,442
Societe Generale SA (Facebook, Inc.):
12.91%, 01/11/21 ................. 66 18,159,702
14.45%, 02/16/21 ................. 66 17,975,632
96,752,343
Internet & Direct Marketing Retail — 0.3%
Societe Generale SA (Amazon.com, Inc.):
14.50%, 01/11/21 ................. 7 24,423,545
14.93%, 02/16/21 ................. 7 24,215,333
48,638,878
IT Services — 0.4%
Barclays Bank plc (Fiserv, Inc.),
8.40%, 03/01/21 .................. 180 20,604,897
Barclays Bank plc (Global Payments, Inc.),
12.50%, 02/10/21
(b)
................ 33 6,768,107

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
Barclays Bank plc ( Mastercard , Inc.),
17.08%, 01/29/21 ................. USD 36 $ 12,575,894
Nomura Bank International plc (PayPal
Holdings, Inc.), 16.48%, 01/29/21 ....... 101 22,437,931
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 10.90%, 02/05/21
(b)
.... 31 2,453,868
64,840,697
Leisure Products — 0.0%
Royal Bank of Canada (Polaris, Inc.),
13.43%, 01/27/21
(b)
................ 25 2,382,962
Life Sciences Tools & Services — 0.2%
Merrill Lynch International & Co. (Charles River
Laboratories International, Inc.):
12.06%, 02/10/21
(b)
................ 10 2,474,660
11.04%, 02/11/21 .................. 10 2,431,680
Royal Bank of Canada ( Thermo Fisher
Scientific, Inc.):
11.37%, 01/29/21
(b)
................ 13 5,918,796
13.10%, 02/01/21 ................. 51 23,696,486
34,521,622
Machinery — 0.2%
Barclays Bank plc (Deere & Co.),
14.26%, 01/08/21 ................. 67 14,353,604
Barclays Bank plc (Dover Corp.),
9.10%, 03/01/21 .................. 58 7,326,769
Royal Bank of Canada (PACCAR, Inc.),
12.33%, 01/22/21
(b)
................ 99 8,631,500
Royal Bank of Canada (Stanley Black & Decker,
Inc.), 12.40%, 01/25/21
(b)
............ 50 9,003,784
39,315,657
Media — 0.2%
Merrill Lynch International & Co. (DISH Network
Corp.), 15.08%, 02/17/21 ............ 186 5,951,739
Nomura Bank International plc (Charter
Communications, Inc.), 11.91%, 01/28/21 . 13 8,446,751
Toronto-Dominion Bank (The) (Comcast Corp.),
13.51%, 01/20/21 ................. 394 18,436,664
32,835,154
Metals & Mining — 0.1%
Barclays Bank plc (Steel Dynamics, Inc.),
16.79%, 01/22/21 ................. 174 6,034,597
Royal Bank of Canada (Kinross Gold Corp.),
8.14%, 02/05/21
(b)
................. 54 3,368,766
9,403,363
Multiline Retail — 0.2%
Barclays Bank plc (Dollar Tree, Inc.),
10.77%, 03/02/21 ................. 22 2,383,570
Barclays Bank plc (Kohl's Corp.),
25.96%, 03/02/21 ................. 107 3,953,081
Credit Suisse AG (Target Corp.),
11.55%, 03/03/21 ................. 112 19,610,409
Nomura Bank International plc (Dollar General
Corp.), 8.63%, 03/05/21 ............. 78 16,418,434
42,365,494
Oil, Gas & Consumable Fuels — 0.2%
Bank of Montreal (Chevron Corp.),
17.15%, 03/12/21
(b)
................ 277 23,724,697
Toronto-Dominion Bank (The) (Pioneer Natural
Resources Co.), 17.08%, 02/17/21 ...... 90 8,615,465
32,340,162
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.6%
Bank of Montreal (Bristol-Myers Squibb Co.),
10.86%, 03/12/21
(b)
................ USD 331 $ 20,631,099
Credit Suisse AG (Zoetis, Inc.):
8.45%, 02/11/21 .................. 37 6,092,917
11.38%, 02/11/21 .................. 60 10,050,515
Nomura Bank International plc (Merck & Co.,
Inc.), 9.56%, 03/12/21 .............. 315 25,862,634
Royal Bank of Canada (Johnson & Johnson)
(b)
:
8.13%, 01/26/21 .................. 107 16,694,360
12.22%, 03/05/21 ................. 40 6,112,145
Royal Bank of Canada (Pfizer, Inc.),
15.03%, 01/28/21
(b)
................ 325 11,983,447
97,427,117
Professional Services — 0.0%
Barclays Bank plc (TransUnion):
11.32%, 02/17/21 ................. 27 2,587,509
15.51%, 03/01/21
(b)
................ 65 6,405,837
8,993,346
Real Estate Management & Development — 0.0%
Royal Bank of Canada (Sirius Real Estate Ltd.),
14.70%, 02/26/21
(b)
................ 28 3,561,095
Road & Rail — 0.2%
Barclays Bank plc (Union Pacific Corp.),
10.56%, 03/01/21 ................. 127 26,160,095
Royal Bank of Canada (Kansas City Southern),
13.47%, 01/20/21
(b)
................ 13 2,500,306
Royal Bank of Canada (Knight-Swift
Transportation Holdings, Inc.),
10.72%, 01/28/21
(b)
................ 57 2,393,849
31,054,250
Semiconductors & Semiconductor Equipment — 0.4%
Bank of Montreal (QUALCOMM, Inc.),
11.95%, 02/01/21 ................. 163 25,010,246
Credit Suisse AG (Broadcom, Inc.),
15.70%, 03/10/21 ................. 62 26,703,873
Royal Bank of Canada (Analog Devices, Inc.),
12.35%, 02/18/21
(b)
................ 35 4,969,266
Toronto-Dominion Bank (The) (NVIDIA Corp.),
19.42%, 02/10/21 ................. 31 16,466,916
73,150,301
Software — 1.3%
Barclays Bank plc (Microsoft Corp.):
11.00%, 01/27/21 ................. 159 35,098,824
10.58%, 02/26/21 ................. 109 24,063,320
12.70%, 03/26/21 ................. 265 58,684,778
JPMorgan Structured Products BV (Workday,
Inc.), 14.95%, 02/23/21
(b)
............ 16 3,715,551
Merrill Lynch International & Co. (Adobe, Inc.),
13.64%, 03/10/21 ................. 66 32,645,517
Merrill Lynch International & Co. (Cadence
Design Systems, Inc.), 11.11%, 01/13/21 .. 108 13,415,055
Merrill Lynch International & Co. ( ServiceNow ,
Inc.):
10.81%, 01/28/21 ................. 18 9,761,670
14.48%, 01/29/21
(b)
................ 18 9,805,565
Royal Bank of Canada (Fair Isaac Corp.),
11.23%, 01/28/21
(b)
................ 5 2,501,480
Royal Bank of Canada (Fortinet, Inc.),
18.47%, 02/05/21
(b)
................ 46 6,370,039
Royal Bank of Canada (Intuit, Inc.),
11.18%, 02/23/21
(b)
................ 17 6,220,568
Royal Bank of Canada (Oracle Corp.),
9.19%, 03/10/21
(b)
................. 315 19,906,266

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Software (continued)
Toronto-Dominion Bank (The) (Autodesk, Inc.),
12.77%, 02/25/21 ................. USD 22 $ 6,344,223
228,532,856
Specialty Retail — 0.4%
Credit Suisse AG (Home Depot, Inc. (The)):
11.30%, 02/23/21 ................. 42 11,125,897
10.97%, 02/24/21
(b)
................ 43 11,675,002
JPMorgan Structured Products BV (Ross
Stores, Inc.), 13.54%, 03/02/21
(b)
....... 59 6,774,181
JPMorgan Structured Products BV (TJX Cos,
Inc. (The)), 11.85%, 02/25/21
(b)
........ 103 6,718,184
Merrill Lynch International & Co. (Advance Auto
Parts, Inc.):
10.98%, 02/17/21 ................. 43 6,834,521
10.31%, 02/18/21
(b)
................ 8 1,220,036
Merrill Lynch International & Co. (AutoZone,
Inc.), 15.00%, 01/12/21 .............. 8 8,946,843
Merrill Lynch International & Co. (O'Reilly
Automotive, Inc.):
5.57%, 01/28/21
(b)
................. 5 2,425,796
7.20%, 02/05/21 .................. 13 5,774,443
Royal Bank of Canada (Tractor Supply Co.)
(b)
:
10.25%, 01/28/21 ................. 18 2,479,966
13.44%, 01/29/21 ................. 17 2,399,871
Royal Bank of Canada (Williams-Sonoma, Inc.),
15.66%, 03/22/21
(b)
................ 21 2,195,547
68,570,287
Technology Hardware, Storage & Peripherals — 0.7%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.):
14.06%, 01/08/21
(b)
................ 45 23,841,527
15.64%, 01/27/21
(b)
................ 298 36,296,311
14.70%, 03/05/21
(b)
................ 338 43,585,941
14.78%, 12/17/21 ................. 174 22,063,527
125,787,306
Textiles, Apparel & Luxury Goods — 0.3%
Barclays Bank plc ( EssilorLuxottica SA),
11.49%, 01/08/21 ................. 77 16,853,739
Credit Suisse AG ( Deckers Outdoor Corp.),
12.30%, 01/28/21 ................. 9 2,521,783
Merrill Lynch International & Co. ( Kering SA),
12.00%, 02/18/21 ................. EUR 16 11,813,914
Royal Bank of Canada (LVMH Moet Hennessy
Louis Vuitton SE), 7.53%, 01/28/21
(b)
.... 40 24,635,509
55,824,945
Tobacco — 0.0%
Royal Bank of Canada (Altria Group, Inc.),
18.67%, 01/28/21
(b)
................ USD 57 2,366,394
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (United Rentals, Inc.),
14.78%, 01/29/21
(b)
................ 13 2,617,515
Total Equity-Linked Notes — 13.8%
(Cost: $2,295,364,776) ............................ 2,369,700,711
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 5.3%
Aerospace & Defense — 0.1%
(a)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 .................. USD 5,413 $ 5,142,233
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 .................. 2,910 2,764,642
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23
(c)
................. 1,965 1,974,987
TransDigm , Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 12/09/25 ...... 5,588 5,468,433
TransDigm , Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 08/22/24 ...... 4,393 4,302,021
19,652,316
Airlines — 0.1%
(a)
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.15%, 04/28/23 ................ 1,882 1,690,824
(LIBOR USD 1 Month + 2.00%),
2.16%, 12/15/23 ................ 3,634 3,256,195
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 1,026 1,052,789
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 5,211 4,986,646
10,986,454
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 04/30/26 . 9,084 9,036,608
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 02/05/26 .................. 3,771 3,712,553
12,749,161
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%
,
 01/01/38
(a)
..... 5,475 5,424,981
Building Products — 0.1%
(a)
CP Atlas Buyer, Inc., Term Loan B1, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 1,097 1,098,622
CP Atlas Buyer, Inc., Term Loan B2, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 366 366,207
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 05/05/24 . 1,424 1,421,417
MI Windows and Doors LLC, Term Loan,
12/18/27
(l)
....................... 676 676,845
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ...... 5,471 5,474,636
9,037,727
Capital Markets — 0.0%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.40%
,
 04/12/24 ..... 1,533 1,513,599
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.19%
,
 06/03/26 ..... 1,857 1,841,250
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 .................. 1,152 1,155,281
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.25%
,
 05/29/26 ............ 2,514 1,696,243
6,206,373

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 01/31/24 ...... USD 6,168 $ 6,140,882
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 6 Month + 0.00%),
4.75%
,
 11/24/27 .................. 960 958,800
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 5.25%),
6.25%
,
 08/27/26 .................. 4,513 4,524,601
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.00%
,
 06/01/24 ............ 2,410 2,388,629
Chemours Co. (The), Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/03/25 . 1,479 1,447,666
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 791 770,473
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27 ..... 3,788 3,786,136
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/28/25 . 703 689,530
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.75%
,
 01/01/38 .................. 3,484 3,454,462
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.40%
,
 05/15/24 ............ 1,606 1,581,621
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 10/14/24 .................. 3,741 3,691,125
29,433,925
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%
,
 07/10/26 .................. 3,883 3,863,233
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.65%
,
 09/07/27 . 2,738 2,743,285
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 5,375 5,230,893
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.21%
,
 09/06/24 ...... 2,793 2,748,943
Intrado Corp., Term Loan B, (LIBOR USD 3
Month + 4.00%), 5.00%
,
 10/10/24 ...... 1,895 1,832,210
Intrado Corp., Term Loan B1, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 10/10/24 ...... 1,173 1,128,285
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%
,
 09/19/26
(c)
................. 959 942,436
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
3.25%), 4.25%
,
 09/23/26 ............ 2,764 2,770,557
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.50%
,
 07/30/25 .................. —
(m)
437
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 8,528 8,458,702
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%
,
 11/02/27 .................. 3,200 3,211,613
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
US Ecology Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 11/02/26 .................. USD 576 $ 575,218
33,505,812
Construction & Engineering — 0.0%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.15%
,
 07/24/26 ............ 692 689,506
Ply Gem Midco , Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.90%
,
 04/12/25 ..... 573 571,837
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 05/23/25 ..... 4,222 4,149,862
5,411,205
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.15%
,
 01/15/27 ............ 4,281 4,237,058
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 5,677 5,644,338
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 1,985 1,985,151
Potters Industries LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 12/14/27
(c)
859 859,000
12,725,547
Containers & Packaging — 0.1%
(a)
Berry Global, Inc., Term Loan W, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 10/01/22 ...... 1,295 1,293,159
Berry Global, Inc., Term Loan Y, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 07/01/26 ...... 747 742,202
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.48%
,
 04/03/24 ...... 4,895 4,717,443
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. 5,797 5,819,998
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 12/29/23 . 3,035 3,014,715
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.90%
,
 02/05/23 . 3,496 3,478,565
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 02/05/26 . 1,016 1,007,110
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 08/18/27 .................. 1,201 1,204,507
21,277,699
Distributors — 0.0%
Pai Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
1,351 1,351,000
Diversified Consumer Services — 0.1%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.65%
,
 04/04/24 ...... 3,407 3,365,017
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 01/29/27 ............ 687 683,975
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 ..... 836 837,301
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50% - 4.00%
,
 11/07/23 ............. 5,604 5,543,432
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 3,694 3,839,470

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. USD 1,547 $ 1,518,915
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ...... 6,895 6,912,358
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 . 1,767 1,757,070
24,457,538
Diversified Financial Services — 0.7%
(a)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/31/26 .................. 1,609 1,592,057
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 08/05/27
(c)
1,204 1,207,010
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.46%
,
 10/30/26 ...... 2,111 2,105,789
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.40%
,
 11/18/24 .................. 519 519,898
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 0.00%), 3.05%
,
 05/15/21
(c)
..... 9,600 8,736,000
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26 ..... 9,598 9,620,176
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 5,596 5,597,220
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 4,527 4,522,292
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 779 783,869
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 07/11/25 .................. 2,240 2,165,949
Houston Center, Term Loan, 12/09/22
(c)(l)
.... 37,412 37,377,860
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(l)
....................... 910 909,146
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(l)
............... 202 202,033
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 06/28/24
(c)
41 32,858
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.15%
,
 06/30/25 . 377 244,149
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 .. 1,348 1,351,708
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 3,565 3,559,046
Park Avenue Tower, Term Loan, 03/09/24
(c)(l)
.. 31,329 31,272,584
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(l)
.................. 159 158,920
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 0.00%), 4.75%
,
 12/16/27 . 829 826,385
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.65% -
2.71%
,
 01/23/25 .................. 3,016 2,832,293
Travelport Finance (Luxembourg) SARL, Term
Loan, 02/28/25
(l)
.................. 2,049 2,017,061
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.89%
,
 12/20/24 . 2,077 2,039,704
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/28/27 ...... 3,383 3,361,942
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 1,316 1,314,355
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Ziggo Finance Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.66%
,
 04/30/28 .................. USD 2,902 $ 2,881,135
127,231,439
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan:
 07/15/25
(l)
...................... 962 939,721
(LIBOR USD 1 Month + 2.75%),
2.90%, 01/31/26 ................ 3,079 3,006,967
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%
,
 08/14/26 ..... 3,420 3,400,176
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 0.00%), 3.75%
,
 11/30/27 .. 786 783,791
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 .................. 1,855 1,861,250
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. 1,723 1,728,393
GCI LLC, Term Loan B, 10/15/25
(l)
........ 1,632 1,623,245
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 11/04/26 ..... 1,546 1,552,461
MTN Infrastructure TopCo , Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 3,016 3,005,931
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.65%
,
 04/30/27 .................. 1,309 1,310,762
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(l)
....................... 2,990 2,985,156
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/09/27 . 12,278 12,186,302
34,384,155
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 01/15/25 .................. 1,605 1,582,904
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 12/13/25 . 1,603 1,567,678
Vistra Operations Co. LLC, Term Loan,
(LIBOR USD 1 Month + 1.75%), 1.90% -
1.90%
,
 12/31/25 .................. 5 4,750
3,155,332
Electrical Equipment — 0.0%
(a)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 02/12/25 . 1,186 1,183,924
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 09/13/24 . 5,655 5,571,908
6,755,832
Entertainment — 0.1%
(a)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 11/27/26 .................. 1,617 1,595,513
Live Nation Entertainment, Inc., Term Loan B4,
(LIBOR USD 1 Month + 1.75%), 1.88% -
1.94%
,
 10/19/26 .................. 3,304 3,204,555
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/30/25 .................. 88 85,939

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Entertainment (continued)
UFC Holdings LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 04/29/26 .................. USD 987 $ 983,101
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.90%
,
 05/18/25 ...... 3,647 3,348,941
9,218,049
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.83%
,
 05/23/25 ..... 1,363 1,337,222
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.15%
,
 05/23/25 . 1,548 1,523,421
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 06/27/23 ...... 3,830 3,768,367
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 09/13/26 ...... 2,428 2,384,715
9,013,725
Food Products — 0.1%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 11/19/26 .................. 2,756 2,713,698
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.65%
,
 10/01/25 .................. 2,102 2,094,984
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.65%
,
 10/10/26 ...... 218 217,832
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,810 3,797,113
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/29/27 .................. 8,726 8,630,162
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.90%
,
 01/31/28
(c)
................. 279 280,395
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 1,690 1,679,467
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.41%
,
 05/15/24 .................. 500 492,900
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%
,
 03/31/27 .................. 1,462 1,459,677
Pathway Vet Alliance LLC, Delayed Draw 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.15% - 4.15%
,
 03/31/27 ....... 119 119,228
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 09/23/27 .................. 888 887,500
22,372,956
Health Care Equipment & Supplies — 0.0%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%
,
 12/11/26
(a)
................. 5,586 5,602,593
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 . 1,078 1,080,408
Azalea TopCo , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.71%
,
 07/24/26 . 2,825 2,786,390
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. USD 2,862 $ 2,840,556
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 10/10/25 . 2,911 2,419,040
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 .................. 2,338 2,273,092
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 .................. 550 534,396
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%
,
 07/02/25 .................. 2,844 2,824,380
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. 1,418 1,409,558
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 08/06/26 . 2,726 2,720,789
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 06/30/25 .................. 5,724 5,635,015
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(c)(l)
.............. 323 323,383
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/18/27
(c)
................. 2,479 2,479,271
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 2,110 2,113,236
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.50%
,
 08/13/26 . 2,468 2,462,872
31,902,386
Health Care Technology — 0.0%
(a)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 .................. 3,192 3,174,815
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.90%
,
 10/10/25 ..... 3,815 3,784,636
6,959,451
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/02/26 .................. 508 478,661
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 1,532 1,535,181
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 12/23/24 .................. 6,446 6,316,160
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.65%
,
 07/21/25 .................. 5,142 5,143,706
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.40%
,
 04/18/24 . 523 514,901
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.75%
,
 07/10/25 . 1,592 1,596,867
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 11/30/23 .................. 1,968 1,952,284
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 352,658

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 .................. USD 2,959 $ 2,850,560
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 0.00%),
3.50%
,
 04/01/24
(c)
................. 14,250 12,967,500
IRB Holding Corp., Term Loan, 12/15/27
(l)
... 4,524 4,525,402
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 2,700 2,673,924
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.91%
,
 04/03/25 ...... 2,940 2,914,975
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 608 556,417
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%
,
 12/10/24 . 2,233 2,243,748
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/14/24 .................. 1,531 1,493,453
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 2,427 2,387,128
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.90%
,
 07/31/26 ...... 2,354 2,329,980
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 05/30/25 .................. 978 970,098
Zaxby's Operating Co. LP, 1st Lien Term Loan,
12/28/27
(l)
....................... 1,480 1,480,000
Zaxby's Operating Co. LP, 2nd Lien Term Loan,
12/28/28
(c)(l)
...................... 327 330,270
55,613,873
Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23
(a)
............... 1,946 1,856,419
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27
(a)
................. 1,606 1,606,803
3,463,222
Independent Power and Renewable Electricity Producers — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR
USD 1 Month + 0.00%), 3.75%
,
 12/15/27
(a)
1,601 1,598,599
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 03/31/25 ..... 997 985,665
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 1,808 1,808,468
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 03/02/27 ...... 7,790 7,735,407
10,529,540
Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 05/09/25
(a)
............... 6,384 6,276,155
AssuredPartners , Inc., Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ................ 1,712 1,684,453
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 1,086 1,086,479
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%
,
 08/04/25
(a)
2,304 2,318,735
Security
Par (000)
Par (000) Value
Insurance (continued)
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 11/03/23
(a)
..... USD 2,952 $ 2,921,515
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 11/03/24
(a)
..... 2,704 2,679,269
Asurion LLC, Term Loan B8, 12/23/26
(a)(l)
.... 2,411 2,383,727
HUB International Ltd., Term Loan, (LIBOR
USD 2 Month + 2.75%), 2.94% -
2.96%
,
 04/25/25
(a)
................. 1,923 1,886,127
HUB International Ltd., Term Loan B2, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 04/25/25
(a)
4,773 4,780,194
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27
(a)
2,297 2,288,628
Sedgwick Claims Management Services, Inc.,
Term Loan:
(a)
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ................ 4,237 4,164,928
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ................ 2,009 2,000,248
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 1,884 1,895,307
USI, Inc., Term Loan:
(a)
(LIBOR USD 3 Month + 3.00%),
3.25%, 05/16/24 ................ 5,155 5,076,954
(LIBOR USD 3 Month + 4.00%),
4.25%, 12/02/26 ................ 257 256,597
41,699,316
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, 10/22/27
(l)
1,359 1,357,147
Arches Buyer Inc., Term Loan, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 12/06/27 ...... 2,707 2,708,353
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 5,601 5,595,735
9,661,235
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 3,105 3,099,659
IT Services — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 09/19/24 .................. 4,737 4,731,051
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%
,
 09/19/25 .................. 736 738,760
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 10/02/25 . 1,106 1,100,309
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 10/30/26 .................. 6,590 6,554,118
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 5,017 4,998,540
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,083,387
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%
,
 07/30/27 . 5,316 5,341,496
Go Daddy Operating Co. LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 08/10/27 .................. 2,997 3,005,691

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
96
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 .................. USD 2,963 $ 2,953,815
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 0.03%), 0.00% -
3.40%
,
 11/29/24 .................. 2,781 2,727,396
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 12/01/25 .................. 1,077 1,038,983
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.48%
,
 08/01/25 .................. 1,409 881,879
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%
,
 01/22/27 . 954 949,738
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 02/12/27 ............ 4,410 4,196,939
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............. 675 673,726
Sabre GLBL, Inc., Term Loan B, 12/17/27
(l)
... 1,288 1,289,610
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.90%
,
 03/03/23 ........... 559 554,350
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 7,171 7,176,091
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 .................. 2,291 2,258,608
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.90%
,
 11/16/26 ..... 1,602 1,594,297
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ...... 11,972 11,927,267
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/27/25 . 3,831 3,823,629
Virtusa Corp., Term Loan, 12/09/27
(l)
....... 1,363 1,352,778
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 05/15/26 ...... 4,333 4,299,902
77,252,360
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24 .. 1,284 1,283,609
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 11/08/27 .. 2,605 2,606,641
eResearchTechnology , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 5,088 5,031,185
Iqvia , Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.90%
,
 03/07/24 ........... 2,095 2,081,793
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27
(c)
................. 1,715 1,729,829
12,733,057
Machinery — 0.1%
(a)
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%
,
 04/01/24 ..... 2,222 2,213,728
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 03/01/27 .................. 1,718 1,693,457
Terex Corp., Term Loan, (LIBOR USD 1 Month
+ 2.75%), 3.50%
,
 01/31/24
(c)
.......... 417 412,414
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 10,529 10,245,676
Security
Par (000)
Par (000) Value
Machinery (continued)
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57% - 4.57%
,
 06/30/27 USD 2,644 $ 2,653,337
17,218,612
Media — 0.3%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 1,244 1,236,693
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 03/03/25
(a)
................. 8,518 7,234,877
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(n)
................ 2,435 2,788,303
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/30/25
(a)
................. 3,380 3,364,653
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(a)
................. 9,488 9,114,920
CSC Holdings LLC, Term Loan:
(a)
(LIBOR USD 1 Month + 2.25%),
2.41%, 07/17/25 ................ 2,111 2,076,565
(LIBOR USD 1 Month + 2.50%),
2.66%, 04/15/27 ................ 1,715 1,697,038
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 1,759 1,755,711
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. 494 503,221
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 310 313,875
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.16%
,
 10/15/26
(a)
1,523 1,527,127
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 6,396 5,753,764
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 03/24/25
(a)
................. 1,810 1,780,327
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 08/15/26
(a)
................. 1,195 1,189,548
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 09/18/26
(a)
................. 863 855,951
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
3,005 3,006,570
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/03/24
(a)
................. 686 676,541
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 12/17/26
(a)
3,204 3,203,070
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 4,660 4,625,342
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.66%
,
 01/31/28
(a)
................. 1,717 1,699,810
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%
,
 12/31/28
(a)
................. 2,985 2,985,746
57,389,652

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Metals & Mining — 0.0%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.73%
,
 07/31/25 .................. USD 1,957 $ 1,916,955
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 4,798 4,283,394
6,200,349
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan,
(LIBOR USD 3 Month + 12.00%),
13.00%
,
 09/25/25
(a)
................ 288 305,498
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 2,183 2,366,213
Chesapeake Energy Corp., Term Loan
A, (LIBOR USD 1 Month + 8.00%),
0.14%
,
 06/24/24
(c)(f)(k)
............... 3,302 2,741,040
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.25%
,
 02/07/25 . 2,189 2,160,664
7,267,917
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.00%),
4.25%
,
 10/01/26
(a)
................. 7,953 7,967,772
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.69%
,
 05/04/25 .................. 2,942 2,862,148
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 06/02/25 . 6,402 6,374,456
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%
,
 05/18/26 .................. 2,956 2,952,703
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.10%
,
 11/15/27 .................. 1,621 1,606,082
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 08/18/22 . 6,667 6,660,747
20,456,136
Professional Services — 0.1%
(a)
Dun & Bradstreet Corp. (The), Term Loan:
 02/06/26
(l)
...................... 2,188 2,187,081
(LIBOR USD 1 Month + 3.75%),
3.90%, 02/06/26 ................ 9,764 9,759,646
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.15%
,
 10/04/23 . —
(m)
88
STG-Fairway Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 01/31/27 .................. 2,659 2,612,114
14,558,929
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 282 276,324
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 07/13/23
(a)
4,237 4,226,472
Security
Par (000)
Par (000) Value
Software — 0.5%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................. USD 3,234 $ 3,224,193
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
3,242 3,233,789
Cloudera, Inc., Term Loan, 12/22/27
(a)(l)
..... 588 586,530
Cornerstone OnDemand , Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.39%
,
 04/22/27
(a)
................. 1,675 1,680,323
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
..... 1,725 1,537,007
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. 8,417 8,424,425
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(n)
................. 2,696 2,738,462
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/25/27
(a)
..... 10,181 10,085,834
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.90%
,
 09/30/24
(a)
..... 3,622 3,618,863
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(a)
1,980 1,972,338
Netsmart , Inc.,1st Lien Term Loan, (LIBOR USD
3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
.... 1,616 1,612,299
Planview Parent, Inc., 1st Lien Term Loan,
12/17/27
(a)(c)(l)
..................... 1,864 1,859,776
Planview Parent, Inc., Delayed Draw 1st Lien
Term Loan, 12/17/27
(a)(c)(l)
............ 436 434,527
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 10/01/25
(a)
12,727 12,700,063
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 08/01/25
(a)
................. 5,138 5,067,326
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 02/05/24
(a)
................. 2,164 2,062,697
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25
(a)
................. 1,772 1,747,623
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 03/03/28
(a)
................. 5,559 5,605,243
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ................ 5,396 5,387,532
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ................ 6,651 6,680,796
Ultimate Software Group, Inc. (The), 2nd Lien
Term Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(a)
................. 2,831 2,905,314
83,164,960
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/13/25 .. 1,317 1,313,827
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/07/24 .. 1,557 1,552,958
IAA, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.44%
,
 06/28/26 ............ 475 470,400
MED ParentCo LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.39% - 4.40%
,
 08/31/26 ............ 417 409,795

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
98
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
MED ParentCo . LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 08/31/26 . USD 1,663 $ 1,634,155
Midas Intermediate Holdco II LLC, Term Loan,
08/18/21
(l)
....................... 1,638 1,658,239
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22 ....... 6,480 6,461,967
Woof Holdings, Inc., 1st Lien Term Loan,
12/21/27
(l)
....................... 699 697,546
14,198,887
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/29/23
(a)
909 907,185
Trading Companies & Distributors — 0.0%
(a)(c)
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 1,567 1,504,403
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 5,200 4,055,686
5,560,089
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 .................. 2,143 1,954,536
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 05/16/24 .................. 3,378 3,376,779
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/11/25 .. 1,706 1,684,804
7,016,119
Total Floating Rate Loan Interests — 5.3%
(Cost: $915,619,059) .............................. 911,181,418
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Programme Co. SPC,
6.25%
,
11/14/24
(b)
................. 868 956,970
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 1,175 1,335,094
Empresa de Transporte de Pasajeros Metro
SA
(b)
:
3.65%, 05/07/30 .................. 455 510,738
5.00%, 01/25/47 .................. 3,365 4,279,859
6,125,691
China — 0.0%
Chengdu Xingcheng Investment Group Co.
Ltd., 2.50%
,
03/20/21 ............... EUR 1,800 2,189,350
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(j)
................ USD 520 527,312
Guangxi Financial Investment Group Co. Ltd.,
5.75%
,
01/23/21 .................. 1,100 1,096,906
3,813,568
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26 .......... 4,642 5,336,849
France — 0.1%
Electricite de France SA
(a)(j)
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 600 934,139
(EUR Swap Annual 5 Year + 3.37%), 2.88% EUR 600 769,640
Security
Par (000)
Par (000) Value
France (continued)
(EUR Swap Annual 5 Year + 3.20%), 3.00% EUR 1,000 $ 1,299,403
(EUR Swap Annual 5 Year + 4.00%), 3.37% 3,000 3,989,298
6,992,480
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk . PT,
4.20%
,
01/23/25 .................. USD 3,283 3,335,323
Pertamina Persero PT, 3.10%
,
08/27/30 .... 4,972 5,295,180
Perusahaan Listrik Negara PT:
6.15%, 05/21/48 .................. 2,900 3,804,437
4.88%, 07/17/49 .................. 1,800 2,050,875
14,485,815
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA :
3.63%, 09/24/24 .................. EUR 100 128,626
2.63%, 04/28/25 .................. 725 908,012
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 200 244,941
1,281,579
Mexico — 0.1%
Petroleos Mexicanos :
6.84%, 01/23/30 .................. USD 5,358 5,577,678
5.95%, 01/28/31 .................. 6,552 6,535,620
6.35%, 02/12/48 .................. 2,084 1,872,344
7.69%, 01/23/50 .................. 2,900 2,923,925
6.95%, 01/28/60 .................. 6,371 5,980,139
22,889,706
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,960 3,026,600
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
...................... 1,865 1,888,313
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
:
1.25%, 11/24/23 .................. 330 334,125
2.25%, 11/24/30 .................. 4,020 4,075,275
4,409,400
Total Foreign Agency Obligations — 0.4%
(Cost: $64,273,682) ............................... 71,206,971
Foreign Government Obligations — 1.7%
Bahrain — 0.0%
Kingdom of Bahrain, 7.00%
,
01/26/26 ...... 4,889 5,684,990
Brazil — 0.1%
Federative Republic of Brazil:
4.88%, 01/22/21 .................. 4,643 4,643,000
4.63%, 01/13/28 .................. 6,631 7,435,009
12,078,009
Chile — 0.1%
Republic of Chile:
3.24%, 02/06/28 .................. 7,228 8,190,228
2.45%, 01/31/31 .................. 4,187 4,480,090
3.50%, 01/25/50 .................. 4,200 4,815,562
17,485,880

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Colombia — 0.2%
Republic of Colombia:
4.00%, 02/26/24 .................. USD 1,712 $ 1,848,960
8.13%, 05/21/24 .................. 10,300 12,607,200
4.50%, 01/28/26 .................. 9,363 10,618,227
3.88%, 04/25/27 .................. 2,562 2,847,663
4.50%, 03/15/29 .................. 3,308 3,820,740
4.13%, 05/15/51 .................. 1,110 1,233,210
32,976,000
Dominican Republic — 0.1%
Dominican Republic Government Bond:
6.88%, 01/29/26 .................. 3,450 4,155,094
5.95%, 01/25/27 .................. 2,355 2,747,254
4.88%, 09/23/32
(b)
................. 4,650 5,125,172
12,027,520
Egypt — 0.2%
Arab Republic of Egypt:
6.13%, 01/31/22
(b)
................. 1,915 1,995,789
6.13%, 01/31/22 .................. 1,155 1,203,727
5.75%, 05/29/24
(b)
................. 2,510 2,688,837
5.88%, 06/11/25 .................. 3,568 3,864,590
5.25%, 10/06/25
(b)
................. 4,455 4,733,437
7.60%, 03/01/29 .................. 4,215 4,840,664
6.38%, 04/11/31
(b)
................. EUR 4,285 5,619,199
24,946,243
Hungary — 0.0%
Hungary Government Bond, 5.75%
,
11/22/23 . USD 4,402 5,005,886
Indonesia — 0.1%
Republic of Indonesia:
3.75%, 04/25/22 .................. 4,394 4,571,133
4.75%, 01/08/26 .................. 6,864 8,015,865
3.50%, 01/11/28 .................. 1,220 1,364,875
4.10%, 04/24/28 .................. 4,070 4,726,287
4.75%, 02/11/29 .................. 1,527 1,849,579
20,527,739
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 4,315 4,750,545
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 ..... 2,585 2,209,367
Mexico — 0.1%
United Mexican States:
4.50%, 04/22/29 .................. 5,024 5,890,640
4.35%, 01/15/47 .................. 8,830 10,066,200
15,956,840
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ....... 4,517 5,243,955
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 960 972,000
4.00%, 12/15/50 .................. 2,050 2,108,938
3,080,938
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24 .................. 9,720 10,737,563
3.88%, 03/17/28 .................. 1,187 1,362,453
Security
Par (000)
Par (000) Value
Panama (continued)
4.50%, 04/01/56 .................. USD 2,640 $ 3,405,600
15,505,616
Paraguay — 0.1%
Republic of Paraguay:
4.95%, 04/28/31
(b)
................. 5,265 6,357,487
5.40%, 03/30/50 .................. 2,075 2,619,039
5.40%, 03/30/50
(b)
................. 4,031 5,087,878
14,064,404
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 2,600 2,624,700
Republic of Peru:
7.35%, 07/21/25 .................. 3,876 4,967,337
2.39%, 01/23/26 .................. 3,358 3,572,912
4.13%, 08/25/27 .................. 3,060 3,588,806
14,753,755
Philippines — 0.1%
Republic of Philippines:
3.75%, 01/14/29 .................. 5,221 6,098,781
2.95%, 05/05/45 .................. 4,573 4,824,515
10,923,296
Qatar — 0.1%
State of Qatar:
4.50%, 04/23/28 .................. 4,627 5,610,238
4.00%, 03/14/29
(b)
................. 12,805 15,189,931
20,800,169
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
4,944 5,291,625
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 4,400 5,084,200
4.25%, 06/23/27 .................. 4,600 5,255,500
10,339,700
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 .................. 3,327 3,706,486
3.63%, 03/04/28 .................. 2,470 2,772,575
4.38%, 04/16/29
(b)
................. 7,447 8,824,695
15,303,756
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
6.25%, 07/27/21 .................. 473 407,815
5.75%, 01/18/22 .................. 1,750 1,351,328
5.75%, 04/18/23 .................. 591 375,101
6.85%, 03/14/24 .................. 4,947 2,994,481
6.35%, 06/28/24 .................. 6,862 4,140,788
7.85%, 03/14/29 .................. 6,918 3,936,774
7.55%, 03/28/30 .................. 6,984 3,963,420
17,169,707
Ukraine — 0.0%
Ukraine Government Bond:
8.99%, 02/01/24 .................. 3,160 3,570,800
7.75%, 09/01/27 .................. 1,112 1,262,120
9.75%, 11/01/28 .................. 522 642,060
7.25%, 03/15/33
(b)
................. 1,905 2,076,450
7,551,430

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
100
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 USD 4,449 $ 5,259,129
Total Foreign Government Obligations — 1.7%
(Cost: $278,548,856) .............................. 298,936,499
Shares
Shares
Investment Companies — 2.3%*
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(e)
..................... 810,949 44,740,056
iShares Core Dividend Growth ETF ....... 7,756,980 347,667,844
Total Investment Companies — 2.3%
(Cost: $386,019,531) .............................. 392,407,900
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 4.8%
Collateralized Mortgage Obligations — 1.7%
Adjustable Rate Mortgage Trust
(a)
:
Series 2005-8, Class 2A1, 3.43%, 11/25/35 2,343 2,124,965
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.71%, 11/25/35 .... 1,335 1,303,248
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.69%, 11/25/35 .... 1,115 1,107,088
Alternative Loan Trust:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.25%, 06/25/35
(a)
.... 516 481,243
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.77%, 08/25/35
(a)
... 1,624 1,428,860
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.67%, 12/25/35
(a)
... 251 231,407
Series 2005-63, Class 3A3, 2.88%,
11/25/35
(a)
.................... 2,628 2,246,890
Series 2005-63, Class 5A1, 3.24%,
12/25/35
(a)
.................... 125 119,467
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 74 73,499
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.75%, 01/25/36
(a)
... 2,912 2,695,479
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.61%,
02/25/36
(a)
.................... 5,511 5,106,190
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 807 632,850
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,191 898,077
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 566 384,113
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 878 578,576
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 3,188 2,091,054
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 2,061 1,511,544
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 990 768,553
Series 2006-9T1, Class A7, 6.00%, 05/25/36 391 266,829
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 2.00%, 11/20/46
(a)
......... 4,959 3,573,608
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,463 930,565
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.34%,
11/25/46
(a)
.................... USD 7,046 $ 5,896,966
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.19%), 0.34%, 11/25/46
(a)
.. 6,017 5,330,370
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.46%,
11/25/46
(a)
.................... 10,240 8,964,253
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.19%), 0.34%, 10/25/46
(a)
... 424 400,556
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.57%, 05/20/46
(a)
... 1,744 1,450,482
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.57%, 05/25/36
(a)
... 10,120 8,993,538
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 07/25/46
(a)
... 13,367 11,833,778
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 2,155 1,509,112
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 478 344,362
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 317 267,134
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 289 247,120
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,389 1,017,070
Series 2007-19, Class 1A8, 6.00%, 08/25/37 676 494,845
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,599 2,491,846
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 560 362,505
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,440 2,095,732
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 591 359,739
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.40%, 06/25/37
(a)
... 7,294 5,645,113
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,672 883,808
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.99%,
11/25/47
(a)
.................... 2,110 1,839,955
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 04/25/47
(a)
... 12,444 11,318,808
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.32%, 05/25/47
(a)
... 4,727 4,371,908
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.33%, 06/25/47
(a)
... 11,300 8,681,880
Alternative Loan Trust Resecuritization , Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,261 1,015,485
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.58%, 10/25/46
(a)
.... 12,793 12,464,416
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.55%,
10/25/46
(a)
.................... 5,893 4,798,427
Series 2007-3, Class 22A1, 6.25%,
06/25/37
(d)
.................... 889 823,120
Banc of America Funding Trust
(a)
:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 498 488,832
Series 2006-D, Class 6A1, 3.31%, 05/20/36 377 371,898
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.57%, 06/20/47 .... 1,472 1,306,889

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 3.17%, 01/25/35
(a)
........ USD 8 $ 7,375
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.59%, 04/25/36
(a)
................. 6,537 7,736,271
Bear Stearns Asset-Backed Securities I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 875 794,215
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 1,070 920,932
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.32%, 03/25/37 .... 1,518 1,385,173
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 2,205 2,014,244
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.35%, 09/25/47 .... 2,652 2,519,083
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.42%, 04/25/35
(a)
... 1,279 1,202,500
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.75%, 05/25/35
(a)
... 3,533 2,980,541
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.57%,
04/25/46
(a)
.................... 2,872 1,203,437
Series 2007-21, Class 1A1, 6.25%, 02/25/38 198 154,305
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 724 436,238
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,105 666,139
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 92 92,611
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21 .......... —
(m)
339
CSMC Trust
(b)
:
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 ..................... 653 625,177
Series 2011-4R, Class 1A2, (LIBOR USD 1
Month + 1.50%), 1.65%, 09/27/37
(a)
... 6,991 6,441,480
Series 2019-JR1, Class A1, 4.10%,
09/27/66
(a)
.................... 4,134 4,158,336
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 08/25/47
(a)
..... 14,576 13,095,663
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.31%,
02/25/37
(a)
...................... 1,538 1,164,596
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.66%, 05/25/35
(a)
...... 51 50,045
GreenPoint Mortgage Funding Trust
(a)
:
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.32%, 02/25/36 ... 4,789 4,530,124
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.61%,
03/25/36 ..................... 1,753 1,699,001
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36 4 19,884
Series 2006-OA1, Class 1A1, (LIBOR USD 1
Month + 0.44%), 0.59%, 08/25/46
(a)
... 27,085 9,281,997
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.65%,
10/25/35
(a)
...................... 2,058 1,986,548
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 790 767,051
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,218 1,168,231
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR15, Class 1A1, 3.26%,
08/25/37 ..................... USD 132 $ 117,086
Series 2007-AR15, Class 2A1, 3.30%,
08/25/37 ..................... 618 517,357
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.30%,
12/25/37
(a)
...................... 10,771 10,819,058
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2005-A9, Class 2A1E, 2.76%,
12/25/35 ..................... 704 676,478
Series 2006-1, Class 2A1, 2.43%, 02/25/36 410 421,275
Octagon Investment Partners 26 Ltd., Series
2016-1, Class AR, 2.04%, 04/20/31
(a)
.... 2,250 2,182,163
Prima Capital CRE Securitization Ltd.
(b)(c)
:
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,120,120
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,412,550
Prime Mortgage Trust
(b)
:
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 2 1,829
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 485 405,771
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 222 213,835
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 339 195,765
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 52 49,132
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.86%,
04/25/47
(a)
...................... 272 178,441
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.61%, 02/25/36 .... 1,217 1,078,808
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 06/25/36 .... 8,940 8,179,377
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 07/25/46 .... 12,849 10,248,343
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.33%, 09/25/47 ... 2,644 2,622,368
WaMu Mortgage Pass-Through Certificates
Trust
(a)
:
Series 2007-OA4, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.77%), 1.38%,
05/25/47 ..................... 1,996 1,805,347
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 1.36%,
06/25/47 ..................... 7,220 6,728,090
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 1.42%,
07/25/47 ..................... 3,918 3,368,884
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-8, Class A5, 4.25%, 10/25/36
(d)
1,222 636,795
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.59%,
06/25/46
(a)
.................... 5,374 3,835,880
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.46%,
10/25/46
(a)
.................... 6,280 5,560,717

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
102
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 1.33%,
12/25/46
(a)
.................... USD 5,465 $ 4,651,768
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 1.45%,
05/25/47
(a)
.................... 3,688 3,366,418
289,119,243
Commercial Mortgage-Backed Securities — 3.0%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... 9,251 8,840,656
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.28%, 09/15/34
(a)(b)
.......... 29,015 27,996,367
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.26%, 04/15/35
(a)(b)
................ 3,467 3,167,803
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.11%, 12/15/36 .... 11,310 9,382,465
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.21%, 12/15/36 .... 1,490 1,076,682
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2016-ISQ, Class E, 3.61%, 08/14/34 12,987 12,379,445
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.66%, 11/15/32 .... 3,225 2,770,339
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.16%, 11/15/32 .... 3,965 3,261,768
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.86%, 09/15/34 .... 11,982 11,341,332
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,694,697
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.61%, 08/25/35 .... 3,835 3,593,495
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.63%, 11/25/35 .... 863 813,495
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.37%, 03/25/37 .... 5,309 4,956,549
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.44%, 07/25/37 .... 4,752 4,296,276
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.60%, 09/25/37 .... 1,302 1,213,748
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.65%, 12/25/37 .... 2,150 2,058,825
Bayview Commercial Mortgage Pass-Through
Trust, Series 2006-SP1, Class M3, (LIBOR
USD 1 Month + 0.86%), 1.00%, 04/25/36
(a)(b)
213 213,193
BBCMS Mortgage Trust
(a)(b)
:
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 1,750 1,210,642
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.61%, 03/15/37 .... 2,000 1,921,105
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 2,672 2,162,486
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-PW18, Class B, 6.48%,
06/11/50
(a)(b)
..................... 2,239 2,270,633
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.06%, 04/10/51
(b)
1,250 1,144,027
Series 2018-B7, Class C, 4.86%, 05/15/53 . 4,770 5,172,622
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.86%, 10/15/35
(a)(b)
3,600 3,604,753
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class D, 3.63%, 03/10/33 USD 3,600 $ 3,768,723
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,068,271
Series 2015-1740, Class E, 4.45%,
01/10/35
(a)
.................... 951 885,601
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.21%, 11/15/35 .... 10,150 10,140,560
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.16%, 11/15/35 .... 11,550 11,506,767
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.46%, 10/15/36 .... 7,120 7,062,327
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.81%, 10/15/36 .... 11,543 11,343,163
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.66%, 12/15/36 .... 7,453 7,286,883
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.76%, 11/15/32 .... 6,525 6,549,835
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 6,800 7,207,427
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 10,985 11,176,962
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.04%, 04/15/44
(a)
(b)
.......................... 3,027 3,051,418
Series 2016-C4, Class C, 4.87%, 05/10/58
(a)
3,330 3,500,638
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,732,712
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,125,389
CGDBB Commercial Mortgage Trust
(a)(b)
:
Series 2017-BIOC, Class D, (LIBOR USD 1
Month + 1.60%), 1.76%, 07/15/32 .... 6,596 6,611,876
Series 2017-BIOC, Class E, (LIBOR USD 1
Month + 2.15%), 2.31%, 07/15/32 .... 4,722 4,710,579
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 2,278 2,434,571
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
.................... 2,267 2,365,111
Series 2016-C1, Class C, 4.95%, 05/10/49
(a)
2,870 3,015,222
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 980 876,829
Series 2016-GC37, Class C, 4.93%,
04/10/49
(a)
.................... 2,640 2,633,873
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 2,640,442
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,271,960
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 4,104,554
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
................... 3,000 3,109,227
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 5,000 3,417,850
Series 2014-CR15, Class C, 4.74%,
02/10/47
(a)
.................... 2,050 2,208,815
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 10,366,711
Series 2015-LC19, Class A4, 3.18%,
02/10/48 ..................... 1,735 1,894,538
Series 2015-LC19, Class C, 4.24%,
02/10/48
(a)
.................... 6,513 6,808,221
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 1,580 1,460,141

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... USD 6,010 $ 5,990,716
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 3,200 3,129,848
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 709 612,312
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.56%, 09/15/33
(a)(b)
.. 2,500 2,351,005
CSAIL Commercial Mortgage Trust
(a)
:
Series 2016-C6, Class C, 4.95%, 01/15/49 3,950 4,090,612
Series 2018-C14, Class D, 4.89%,
11/15/51
(b)
.................... 5,030 4,698,769
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 5.02%,
10/15/37
(a)(b)
..................... 4,661 4,684,352
DBUBS Mortgage Trust
(a)(b)
:
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 .... 10,428 10,639,340
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ..................... 2,890 2,882,509
GRACE Mortgage Trust, Series 2014-GRCE,
Class F, 3.59%, 06/10/28
(a)(b)
.......... 10,256 10,247,599
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,585,870
GS Mortgage Securities Corp. Trust
(a)(b)
:
Series 2017-500K, Class D, (LIBOR USD 1
Month + 1.30%), 1.46%, 07/15/32 .... 1,130 1,125,022
Series 2017-500K, Class E, (LIBOR USD 1
Month + 1.50%), 1.66%, 07/15/32 .... 1,650 1,641,690
Series 2017-500K, Class F, (LIBOR USD 1
Month + 1.80%), 1.96%, 07/15/32 .... 3,000 2,981,269
Series 2017-500K, Class G, (LIBOR USD 1
Month + 2.50%), 2.66%, 07/15/32 .... 3,466 3,420,346
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 1,075 1,134,956
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,025,333
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,364,333
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 1,260 991,007
Harvest Commercial Capital Loan Trust
(a)(b)
:
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 2,860,775
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,849,246
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 1,898 1,820,938
JPMCC Commercial Mortgage Securities
Trust
(a)
:
Series 2017-JP5, Class C, 3.87%, 03/15/50 5,137 5,421,835
Series 2017-JP5, Class D, 4.62%,
03/15/50
(b)
.................... 7,320 6,813,309
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,435,813
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.22%, 01/15/49 5,750 5,134,426
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
.................... 666 636,517
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
.................... 2,800 2,854,049
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.96%, 05/15/36
(a)(b)
................ 12,751 12,688,109
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LCCM Mortgage Trust, Series 2014-909, Class
E, 3.90%, 05/15/31
(a)(b)
.............. USD 2,500 $ 2,476,480
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
.... 3,375 3,308,520
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
.............. 3,305 3,376,272
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47 106 105,686
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 727 711,928
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,125,189
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,703,026
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,198,044
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 5.99%,
10/15/42
(a)
.................... 2,670 2,657,030
Series 2014-CPT, Class E, 3.45%,
07/13/29
(a)(b)
................... 950 957,106
Series 2014-CPT, Class F, 3.45%, 07/13/29
(a)
(b)
.......................... 5,625 5,667,075
Series 2014-CPT, Class G, 3.45%,
07/13/29
(a)(b)
................... 3,392 3,417,372
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 7,725 6,701,247
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.11%, 11/15/34
(a)(b)
.. 3,998 3,980,404
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.76%, 11/15/34
(a)(b)
.. 7,904 7,904,938
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 5,577,703
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,570 1,287,400
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
2,880 3,194,859
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 2,930 2,345,914
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.71%, 07/15/35
(a)(b)
.. 4,040 3,802,097
Series 2019-L2, Class A4, 4.07%, 03/15/52 5,892 6,974,169
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 8,300 7,281,949
USDC, Series 2018, Class F, 4.49%, 05/13/38
(a)
(b)
............................ 2,550 1,883,068
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 15,364 15,336,686
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 7.99%, 09/25/44
(a)(b)
... 2,945 2,974,158
VNDO Mortgage Trust, Series 2012-6AVE,
Class E, 3.34%, 11/15/30
(a)(b)
.......... 3,000 3,045,563
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
.................... 1,600 1,767,715
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 485,630
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
.................... 2,803 2,969,237
Series 2016-LC25, Class C, 4.42%,
12/15/59
(a)
.................... 8,320 8,327,608
Series 2016-NXS5, Class B, 4.96%,
01/15/59
(a)
.................... 1,875 2,155,759
Series 2016-NXS5, Class D, 4.99%,
01/15/59
(a)
.................... 2,160 2,201,490
Series 2016-NXS6, Class C, 4.31%,
11/15/49
(a)
.................... 4,783 4,725,707
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,419,930

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
104
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... USD 1,690 $ 1,442,360
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 375,295
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 2,346 2,352,514
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,844,549
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,255,001
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
... 1,300 1,264,240
514,573,422
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
:
Series 2015-SRCH, Class XA, 0.95%,
08/10/35 ..................... 77,310 3,745,667
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 444,150
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.12%, 11/10/49 .... 62,905 3,339,355
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
.................... 12,675 327,522
Series 2015-CR25, Class XA, 0.83%,
08/10/48 ..................... 13,005 418,933
GS Mortgage Securities Trust, Series 2014-
GC20, Class XA, 1.04%, 04/10/47 ...... 642 16,363
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/47 ....................... 6,806 173,120
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 1,481,341
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.99%, 03/10/50
(b)
..... 42,664 1,329,401
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C15, Class XB, 0.34%,
04/15/47
(b)
.................... 80,982 854,093
Series 2015-C26, Class XD, 1.34%,
10/15/48
(b)
.................... 12,675 745,036
Series 2016-C32, Class XA, 0.70%,
12/15/49 ..................... 31,552 1,049,987
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/49
(b)
..... 13,600 1,011,976
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2017-75B, Class XA, 0.20%,
04/10/37 ..................... 40,610 554,501
Series 2017-75B, Class XB, 0.03%,
04/10/37 ..................... 27,000 94,254
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
.................... 11,784 695,609
Series 2016-LC25, Class XA, 0.97%,
12/15/59 ..................... 22,106 835,935
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.57%,
05/15/47 ..................... 57,079 1,088,132
Series 2014-LC14, Class XA, 1.26%,
03/15/47 ..................... 26,284 855,920
19,061,295
Total Non-Agency Mortgage-Backed Securities — 4.8%
(Cost: $811,913,438) .............................. 822,753,960
Security
Par (000)
Par (000) Value
Preferred Securities — 3.1%
Capital Trusts — 2.0%
Banks — 1.0%
(a)(j)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ....................... USD 20,485 $ 22,729,388
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... 7,382 8,433,935
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 25,088 28,425,958
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.32% ....................... 1,785 1,776,075
Series V, (SOFR + 3.23%), 4.70% ...... 13,170 13,533,360
Fifth Third Bancorp, Series J, (LIBOR USD 3
Month + 3.13%), 3.38% ............. 11,800 11,269,000
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% ................... 2,000 2,160,000
JPMorgan Chase & Co.:
Series V, (LIBOR USD 3 Month + 3.32%),
3.55% ....................... 2,955 2,903,110
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ....................... 1,785 1,781,349
Series FF, (SOFR + 3.38%), 5.00% ..... 18,180 19,125,916
Series X, (LIBOR USD 3 Month + 3.33%),
6.10% ....................... 2,015 2,209,974
Series HH, (SOFR + 3.13%), 4.60% ..... 23,515 24,279,238
Lloyds Banking Group plc, (LIBOR USD 3
Month + 1.27%), 6.66%
(b)
............ 3,000 3,810,000
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 36,100 38,311,125
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 1,321 1,497,684
182,246,112
Capital Markets — 0.1%
(a)(j)
Goldman Sachs Group, Inc. (The), Series M,
(LIBOR USD 3 Month + 3.92%), 4.13% ... 12,395 12,369,962
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............. 8,509 8,447,735
20,817,697
Consumer Finance — 0.4%
(a)(j)
Capital One Financial Corp., Series E, (LIBOR
USD 3 Month + 3.80%), 4.03% ........ 30,363 30,098,842
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 10,775 11,529,250
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ....................... 4,000 4,160,000
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ....................... 6,165 6,796,912
52,585,004
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(j)
............. 16,815 17,781,863
Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%
(b)(j)
.... 146 148,920

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Insurance — 0.1%
(a)(j)
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85% .................. USD 3,150 $ 3,323,250
Progressive Corp. (The), Series B, (LIBOR USD
3 Month + 2.54%), 5.38% ............ 9,110 9,497,175
12,820,425
Multi-Utilities — 0.1%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(j)
....................... 16,650 17,794,688
Oil, Gas & Consumable Fuels — 0.2%
(a)(j)
Energy Transfer Operating LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 6,875 5,809,375
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 22,050 20,947,500
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 5,530,318
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% ... 11,370 9,238,125
41,525,318
Total Capital Trusts — 2.0%
(Cost: $337,847,788) .............................. 345,720,027
Shares
Shares
Preferred Stocks — 1.0%
Automobiles — 0.0%
Volkswagen AG (Preference) ............ 1,908 356,575
Banks — 0.2%
(j)
KeyCorp, Series E, (LIBOR USD 3 Month +
3.89%), 6.13%
(a)
.................. 312,088 9,134,816
Truist Bank, 9.00%
(b)(c)
................ 15 1,571,250
US Bancorp, Series F, (LIBOR USD 3 Month +
4.47%), 6.50%
(a)
.................. 442,000 11,783,720
22,489,786
Capital Markets — 0.1%
Morgan Stanley, Series K, (LIBOR USD 3
Month + 3.49%), 5.85%
(a)(j)
........... 714,500 20,613,325
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.92%
(a)(j)
................. 136,000 7,208,000
Electric Utilities — 0.0%
Entergy Arkansas LLC, 4.88%, 09/01/66 .... 93,168 2,453,113
Entergy Louisiana LLC, 4.88%, 09/01/66 .... 32,274 867,525
Entergy Mississippi LLC, 4.90%, 10/01/66 ... 94,932 2,555,569
5,876,207
Equity Real Estate Investment Trusts (REITs)
— 0.0%
Firstar Realty LLC, 8.88%
(b)(j)
............ 5,000 5,300,000
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(j)
..... 735,000 20,543,250
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer Operating LP, Series E,
(LIBOR USD 3 Month + 5.16%), 7.60%
(a)(j)
. 625,000 14,093,750
Petroleo Brasileiro SA (Preference) ........ 1,670,351 9,068,101
23,161,851
Personal Products — 0.0%
LG Household & Health Care Ltd. (Preference) 235 155,456
Security
Shares
Shares Value
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. , Ltd. (Preference) .. 858,808 $ 58,258,927
Total Preferred Stocks — 1.0%
(Cost: $134,136,501) .............................. 163,963,377
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.23%, 12/21/65
(a)(b)
................ 16,872,000 11,304,240
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.48%, 12/21/65
(a)(b)
.......... 11,944,000 8,258,201
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) ............................... 19,562,441
Total Preferred Securities — 3.1%
(Cost: $499,879,218) .............................. 529,245,845
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR (Expires
03/31/21)
(f)
...................... 6,087 4,201
Total Rights — 0.0%
(Cost: $12,965) ................................. 4,201
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2018-K732, Class B, 4.06%, 05/25/25 USD 1,500 1,659,038
Series 2018-KHG1, Class C,
3.81%, 12/25/27 ................ 4,112 3,715,602
5,374,640
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K055, Class X1,
1.36%, 03/25/26 .................. 22,153 1,361,916
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.67%, 04/17/51 .................. 17,984 790,563
2,152,479
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $7,962,319) ............................... 7,527,119
Shares
Shares
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(f)
..... 720 246
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
..... 1,489 5,956

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
106
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Road & Rail — 0.0%
BTS Group Holdings PCL (Issued/exercisable
02/17/20, 100 shares for 1 warrant, Expires
02/16/21, Strike Price THB 14.00)
(f)
...... 17,650 $ 6
Total Warrants — 0.0% .............................. 6,208
Total Long-Term Investments — 97.9%
(Cost: $15,707,416,522) ............................ 16,854,848,259
Short-Term Securities — 1.2%
(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
.................... 195,163,486 195,163,486
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 631,773 631,773
Security
Shares
Shares Value
Short-Term Securities (continued)
SL Liquidity Series, LLC, Money Market Series,
0.17%
(p)*
........................ 21,745,955 $ 21,752,479
Total Short-Term Securities — 1.2%
(Cost: $217,547,656) .............................. 217,547,738
Total Options Purchased — 0.0%
(Cost: $2,144,275) ............................... 929,597
Total Investments Before Options Written — 99.1%
(Cost: $15,927,108,453 ) ............................ 17,073,325,594
Total Options Written — (0.0)%
(Premium Received — $933,201) ..................... (298,775)
Total Investments Net of Options Written — 99.1%
(Cost: $15,926,175,252 ) ............................ 17,073,026,819
Other Assets Less Liabilities — 0.9% .................... 149,570,760
Net Assets — 100.0% ............................... $ 17,222,597,579
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
All or a portion of this security is on loan.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Amount is less than 500.
(n)
Fixed rate.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,409,220,735 $ — $ (1,214,057,249) $ — $ — $ 195,163,486 195,163,486 $ 90,701 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,444,008 20,333,693 — (25,200) (22) 21,752,479 21,745,955 54,290
(b)
—
iShares Core Dividend Growth
ETF .................. — 476,136,837 (136,561,737) 2,952,897 5,139,847 347,667,844 7,756,980 217,329 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 249,742,182 151,429,035 (409,624,750) 15,473,163 (7,019,630) — — 6,064,127 —
iShares MBS ETF
(c)
......... 110,134,024 — (110,062,024) 2,829,965 (2,901,965) — — 198,592 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 87,380,975 — (42,721,761) 1,070,423 (989,581) 44,740,056 810,949 927,988 —
$ 22,301,248 $ (5,771,351) $ 609,323,865 $ 7,553,027 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2020
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
108
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 03/19/21 $ 117,052 $ 1,576,205
MSCI Emerging Markets E-Mini Index ............................................ 3,267 03/19/21 210,427 5,771,745
S&P 500 E-Mini Index ...................................................... 164 03/19/21 30,740 176,975
U.S. Treasury 10 Year Ultra Note ............................................... 5 03/22/21 782 (4,024)
7,520,901
Short Contracts
GBP Currency ............................................................ 3,368 03/15/21 287,522 (8,991,379)
JPY Currency ............................................................ 614 03/15/21 74,363 (457,779)
U.S. Treasury 10 Year Note ................................................... 4,699 03/22/21 648,829 (1,014,144)
U.S. Treasury Long Bond .................................................... 95 03/22/21 16,453 87,866
U.S. Treasury Ultra Bond .................................................... 854 03/22/21 182,382 2,217,883
U.S. Treasury 2 Year Note .................................................... 47 03/31/21 10,386 (9,054)
U.S. Treasury 5 Year Note .................................................... 3,919 03/31/21 494,437 (1,165,756)
(9,332,363)
$ (1,811,462)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 35,000 USD 39,514 Bank of America NA 01/22/21 $ 42
EUR 100,000 USD 122,158 Morgan Stanley & Co. International plc 01/22/21 61
USD 1,482,528 EUR 1,210,000 Bank of New York 01/22/21 3,682
HKD 26,120,611 USD 3,369,771 Morgan Stanley & Co. International plc 03/17/21 154
3,939
USD 1,361,581 EUR 1,142,000 Goldman Sachs International 01/06/21 (33,584)
USD 1,367,655 EUR 1,142,000 UBS AG 01/06/21 (27,510)
EUR 4,510,000 USD 5,531,402 Natwest Markets plc 01/22/21 (19,339)
USD 116,567,971 EUR 95,760,000 BNP Paribas SA 01/22/21 (468,653)
USD 232,263,282 EUR 190,810,000 Natwest Markets plc 01/22/21 (942,213)
USD 28,501,814 GBP 21,330,000 BNP Paribas SA 01/22/21 (671,348)
USD 121,609 GBP 90,000 Morgan Stanley & Co. International plc 01/22/21 (1,485)
USD 22,742,093 GBP 17,020,000 Standard Chartered Bank 01/22/21 (536,257)
USD 8,314,440 EUR 6,843,106 Bank of America NA 03/17/21 (58,983)
USD 9,004,048 HKD 69,799,020 Bank of America NA 03/17/21 (1,003)
(2,760,375)
$ (2,756,436)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 92 03/19/21 EUR 3,800.00 EUR 3,268 $ 31,020
EURO STOXX Bank Index ..................... 934 03/19/21 EUR 80.00 EUR 3,445 148,333
STOXX Europe 600 Telecommunications Index ....... 378 06/18/21 EUR 230.00 EUR 3,888 23,089
202,442

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Russell 2000 Index .......................... 1,017 01/15/21 USD 1,810.00 USD 200,843 $ 727,155
$ 929,597
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ...................... 934 03/19/21 EUR 90.00 EUR 3,445 $ (47,067)
Put
Russell 2000 Index ........................... 1,017 01/15/21 USD 1,710.00 USD 200,843 (251,708)
$ (298,775)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.35.V1 ................... 1.00 % Quarterly 12/20/25 USD 6,640 $ (164,717) $ (165,356) $ 639
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Credit Suisse
International 06/20/25 B EUR 450 $ 49,935 $ 46,447 $ 3,488
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 210 (20,437) (33,861) 13,424
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 460 (44,817) (74,256) 29,439
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 116 (11,324) (15,297) 3,973
GKN Holdings Ltd. ..... 1.00 Quarterly Citibank NA 12/20/25 BB+ EUR 370 (18,952) (19,262) 310
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 (119,849) (107,910) (11,939)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 (444,132) (360,860) (83,272)
$ (609,576) $ (564,999) $ (44,577)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
110
Schedule of Investments
(unaudited) (continued)
December 31, 2020
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
(d)
Amount includes $(4,531) of net dividends and financing fees.
i
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
( a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 17 $ 1 $ 18 0.0%
Monthly
JPMorgan Chase
Bank NA
(c)
02/08/23 8,499,237 (21,944)
(d)
8,481,824 0.0
$ (21,943) $ 8,481,842
(b) (c)
Range: 60 basis points 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD 1 Month USD 1 Month
USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of
December 31, 2020, expiration date 02/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
United Kingdom
Prudential plc ............ 1 $ 18 100.0%
Total Reference Entity — Long ............ 18
Net Value of Reference Entity — HSBC Bank plc $ 18
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of December 31, 2020, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International .... 835,581 $ 3,155,974 37.2%
Russia
X5 Retail Group NV, GDR ... 61,502 2,220,784 26.2
United Kingdom
Prudential plc ............ 168,864 3,105,066 36.6
Total Reference Entity — Long ............ 8,481,824
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 8,481,824

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Glossary of Terms Used in this Report
Currency Abbreviations
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
THB Thai Baht
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
FDR Fiduciary Depositary Receipt
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
112
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,517,850,028 $ 24,732,068 $ 1,542,582,096
Common Stocks:
Aerospace & Defense .................................... 35,921,001 20,632,488 — 56,553,489
Air Freight & Logistics .................................... 7,913,963 15,773,632 — 23,687,595
Airlines .............................................. 9,770,369 8,003,328 — 17,773,697
Auto Components ...................................... 4,339,308 1,685,831 — 6,025,139
Automobiles .......................................... 6,747,457 37,295,862 — 44,043,319
Banks ............................................... 66,013,395 174,607,545 — 240,620,940
Beverages ........................................... 25,386,239 7,742,706 — 33,128,945
Biotechnology ......................................... 29,657,926 5,334,239 — 34,992,165
Building Products ....................................... 18,523,317 365,762 — 18,889,079
Capital Markets ........................................ 11,126,746 1,428,892 — 12,555,638
Chemicals ............................................ 22,411,768 29,506,501 — 51,918,269
Commercial Services & Supplies ............................. 2,692,627 1,366,718 73,164 4,132,509
Communications Equipment ................................ 17,372,529 592,249 — 17,964,778
Construction & Engineering ................................ 400,144 15,741,766 — 16,141,910
Construction Materials .................................... 409,547 11,115,010 — 11,524,557
Consumer Finance ...................................... 12,160,172 3,952,883 — 16,113,055
Containers & Packaging .................................. 12,950,252 7,313,094 — 20,263,346
Distributors ........................................... 7,954,344 — — 7,954,344
Diversified Consumer Services .............................. 1,832,311 566,105 — 2,398,416
Diversified Financial Services ............................... 4,889,906 — — 4,889,906
Diversified Telecommunication Services ........................ 35,062,155 41,108,867 — 76,171,022
Electric Utilities ........................................ 96,156,919 64,137,247 — 160,294,166
Electrical Equipment ..................................... 12,546,168 21,660,936 — 34,207,104
Electronic Equipment, Instruments & Components ................. 2,026,824 25,985,232 — 28,012,056
Energy Equipment & Services .............................. 754,099 115,147 — 869,246
Entertainment ......................................... 19,614,113 2,397,410 — 22,011,523
Equity Real Estate Investment Trusts (REITs) .................... 409,023,205 189,334,277 — 598,357,482
Food & Staples Retailing .................................. 42,980,204 12,965,593 — 55,945,797
Food Products ......................................... 6,385,276 59,389,524 — 65,774,800
Gas Utilities ........................................... 5,403,247 28,009,643 — 33,412,890
Health Care Equipment & Supplies ........................... 29,350,775 18,437,308 — 47,788,083

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 32,634,783 $ 17,395,898 $ — $ 50,030,681
Health Care Technology .................................. 2,123,826 — — 2,123,826
Hotels, Restaurants & Leisure .............................. 19,005,857 13,669,978 — 32,675,835
Household Durables ..................................... 3,149,072 19,679,595 — 22,828,667
Household Products ..................................... 24,712,092 19,434,233 — 44,146,325
Independent Power and Renewable Electricity Producers ............ 252,403 2,757,611 — 3,010,014
Industrial Conglomerates .................................. 8,559,673 1,547,224 — 10,106,897
Insurance ............................................ 35,155,276 108,563,586 — 143,718,862
Interactive Media & Services ............................... 25,814,489 58,512,521 — 84,327,010
Internet & Direct Marketing Retail ............................ 33,169,440 3,380,394 — 36,549,834
IT Services ........................................... 93,190,305 33,613,296 — 126,803,601
Leisure Products ....................................... 18,845,784 — — 18,845,784
Life Sciences Tools & Services .............................. 10,953,916 15,038,997 — 25,992,913
Machinery ............................................ 35,049,744 43,530,987 — 78,580,731
Marine .............................................. — 3,964,626 — 3,964,626
Media ............................................... 31,918,410 1,600,236 — 33,518,646
Metals & Mining ........................................ 7,879,236 14,200,012 — 22,079,248
Multiline Retail ......................................... 2,223,117 — — 2,223,117
Multi-Utilities .......................................... 72,204,324 14,792,504 — 86,996,828
Oil, Gas & Consumable Fuels ............................... 54,916,515 58,967,314 — 113,883,829
Paper & Forest Products .................................. — 11,993,802 — 11,993,802
Personal Products ...................................... 1,837,510 26,316,021 — 28,153,531
Pharmaceuticals ....................................... 51,648,123 93,371,582 — 145,019,705
Professional Services .................................... 3,500,806 31,340,011 — 34,840,817
Real Estate Management & Development ....................... 289,648 121,200,757 — 121,490,405
Road & Rail ........................................... 32,055,039 10,040,125 — 42,095,164
Semiconductors & Semiconductor Equipment .................... 54,410,597 117,506,274 — 171,916,871
Software ............................................. 80,074,539 622,816 — 80,697,355
Specialty Retail ........................................ 11,382,684 22,210,665 — 33,593,349
Technology Hardware, Storage & Peripherals .................... 35,487,974 23,284,138 — 58,772,112
Textiles, Apparel & Luxury Goods ............................ 10,723,092 16,088,241 — 26,811,333
Thrifts & Mortgage Finance ................................ — 16,773,602 — 16,773,602
Tobacco ............................................. 26,427,844 24,280,571 — 50,708,415
Trading Companies & Distributors ............................ 3,512,547 27,427,355 — 30,939,902
Transportation Infrastructure ............................... 17,271,659 107,966,760 — 125,238,419
Water Utilities ......................................... 10,296,456 4,961,393 — 15,257,849
Wireless Telecommunication Services ......................... 5,412,331 40,773,126 — 46,185,457
Corporate Bonds ........................................ — 6,161,984,704 — 6,161,984,704
Equity-Linked Notes ...................................... — 2,369,700,711 — 2,369,700,711
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 17,677,329 1,974,987 19,652,316
Airlines .............................................. — 10,986,454 — 10,986,454
Auto Components ...................................... — 12,749,161 — 12,749,161
Automobiles .......................................... — 5,424,981 — 5,424,981
Building Products ....................................... — 9,037,727 — 9,037,727
Capital Markets ........................................ — 6,206,373 — 6,206,373
Chemicals ............................................ — 29,433,925 — 29,433,925
Commercial Services & Supplies ............................. — 32,563,376 942,436 33,505,812
Construction & Engineering ................................ — 5,411,205 — 5,411,205
Construction Materials .................................... — 11,866,547 859,000 12,725,547
Containers & Packaging .................................. — 21,277,699 — 21,277,699
Distributors ........................................... — 1,351,000 — 1,351,000
Diversified Consumer Services .............................. — 24,457,538 — 24,457,538
Diversified Financial Services ............................... — 48,605,127 78,626,312 127,231,439
Diversified Telecommunication Services ........................ — 34,384,155 — 34,384,155
Electric Utilities ........................................ — 3,155,332 — 3,155,332
Electrical Equipment ..................................... — 6,755,832 — 6,755,832
Entertainment ......................................... — 9,218,049 — 9,218,049
Food & Staples Retailing .................................. — 9,013,725 — 9,013,725
Food Products ......................................... — 22,092,561 280,395 22,372,956
Health Care Equipment & Supplies ........................... — 5,602,593 — 5,602,593
Health Care Providers & Services ............................ — 29,099,732 2,802,654 31,902,386
Health Care Technology .................................. — 6,959,451 — 6,959,451
Hotels, Restaurants & Leisure .............................. — 41,963,445 13,650,428 55,613,873
Household Durables ..................................... — 3,463,222 — 3,463,222
Independent Power and Renewable Electricity Producers ............ — 1,598,599 — 1,598,599

2020
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
114
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ — $ 10,529,540 $ — $ 10,529,540
Insurance ............................................ — 41,699,316 — 41,699,316
Interactive Media & Services ............................... — 9,661,235 — 9,661,235
Internet & Direct Marketing Retail ............................ — 3,099,659 — 3,099,659
IT Services ........................................... — 77,252,360 — 77,252,360
Life Sciences Tools & Services .............................. — 11,003,228 1,729,829 12,733,057
Machinery ............................................ — 16,806,198 412,414 17,218,612
Media ............................................... — 52,764,310 4,625,342 57,389,652
Metals & Mining ........................................ — 6,200,349 — 6,200,349
Multiline Retail ......................................... — 305,498 — 305,498
Oil, Gas & Consumable Fuels ............................... — 4,526,877 2,741,040 7,267,917
Personal Products ...................................... — 7,967,772 — 7,967,772
Pharmaceuticals ....................................... — 20,456,136 — 20,456,136
Professional Services .................................... — 14,558,929 — 14,558,929
Real Estate Management & Development ....................... — 276,324 — 276,324
Road & Rail ........................................... — 4,226,472 — 4,226,472
Software ............................................. — 80,870,657 2,294,303 83,164,960
Specialty Retail ........................................ — 14,198,887 — 14,198,887
Technology Hardware, Storage & Peripherals .................... — 907,185 — 907,185
Trading Companies & Distributors ............................ — — 5,560,089 5,560,089
Wireless Telecommunication Services ......................... — 7,016,119 — 7,016,119
Foreign Agency Obligations ................................. — 71,206,971 — 71,206,971
Foreign Government Obligations .............................. — 298,936,499 — 298,936,499
Investment Companies .................................... 392,407,900 — — 392,407,900
Non-Agency Mortgage-Backed Securities ........................ — 801,933,890 20,820,070 822,753,960
Preferred Securities:
Automobiles .......................................... — 356,575 — 356,575
Banks ............................................... 20,918,536 182,246,112 1,571,250 204,735,898
Capital Markets ........................................ 20,613,325 20,817,697 — 41,431,022
Commercial Services & Supplies ............................. — 11,304,240 — 11,304,240
Consumer Finance ...................................... 7,208,000 60,843,205 — 68,051,205
Diversified Financial Services ............................... — 17,781,863 — 17,781,863
Electric Utilities ........................................ 5,876,207 — — 5,876,207
Entertainment ......................................... — 148,920 — 148,920
Equity Real Estate Investment Trusts (REITs) .................... 5,300,000 — — 5,300,000
Insurance ............................................ 20,543,250 12,820,425 — 33,363,675
Multi-Utilities .......................................... — 17,794,688 — 17,794,688
Oil, Gas & Consumable Fuels ............................... 14,093,750 50,593,419 — 64,687,169
Personal Products ...................................... — 155,456 — 155,456
Technology Hardware, Storage & Peripherals .................... — 58,258,927 — 58,258,927
Rights ................................................ 4,201 — — 4,201
U.S. Government Sponsored Agency Securities .................... — 7,527,119 — 7,527,119
Warrants .............................................. 5,956 252 — 6,208
Short-Term Securities ....................................... 195,795,259 — — 195,795,259
Options Purchased:
Equity contracts .......................................... 929,597 — — 929,597
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (10,436) (10,436)
Subtotal ....................................................
$ 2,497,561,398 $ 14,390,315,936 $ 163,685,345 $ 17,051,562,679
Investments valued at NAV
(b)
...................................... 21,752,479
$ —
Total Investments .............................................. $ 17,073,315,158
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 51,273 $ — $ 51,273
Equity contracts ........................................... 7,524,925 1 — 7,524,926
Foreign currency exchange contracts ............................ — 3,939 — 3,939
Interest rate contracts ....................................... 2,305,749 — — 2,305,749
Liabilities:
Credit contracts ........................................... — (95,211) — (95,211)
Equity contracts ........................................... (298,775) (21,944) — (320,719)
Foreign currency exchange contracts ............................ (9,449,158) (2,760,375) — (12,209,533)
Interest rate contracts ....................................... (2,192,978) — — (2,192,978)
$ (2,110,237) $ (2,822,317) $ — $ (4,932,554)

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2020
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
(unaudited)
December 31, 2020
2020
BlackRock Annual Report to Shareholders
116
See notes to financial statements.
BlackRock
Multi-Asset
Income
Portfolio
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $21,726,040) (cost — $15,324,173,039) ....................................... $ 16,464,001,729
Investments at value — affiliated (cost — $602,935,414) ............................................................................... 609,323,865
Cash ................................................................................................................. 6,704,539
Cash pledged: –
Collateral — OTC derivatives ................................................................................................ 1,250,000
Futures contracts ........................................................................................................ 63,842,000
Centrally cleared swaps .................................................................................................... 100,000
Foreign currency at value (cost — $29,568,109) ..................................................................................... 29,679,168
Receivables: –
Investments sold ........................................................................................................ 18,168,498
Securities lending income — affiliated .......................................................................................... 12,147
Swaps   .............................................................................................................. 48,928
Capital shares sold ....................................................................................................... 28,930,102
Dividends — affiliated ..................................................................................................... 10,329
Dividends — unaffiliated ................................................................................................... 5,553,930
Interest — unaffiliated ..................................................................................................... 121,150,830
From the Manager ....................................................................................................... 179,992
Variation margin on futures contracts ........................................................................................... 227,130
Swap premiums paid ....................................................................................................... 46,447
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 3,939
OTC swaps ............................................................................................................ 50,635
Prepaid expenses ......................................................................................................... 111,575
Total assets .............................................................................................................
17,349,395,783
LIABILITIES
Collateral on securities loaned at value ........................................................................................... 21,726,040
Options written at value (premium received $933,201) ................................................................................. 298,775
Payables: –
Investments purchased .................................................................................................... 34,060,930
Administration fees ....................................................................................................... 480,593
Capital shares redeemed ................................................................................................... 37,034,576
Deferred foreign capital gain tax .............................................................................................. 3,158,339
Income dividend distributions ................................................................................................ 8,352,562
Investment advisory fees .................................................................................................. 6,548,707
Trustees' and Officer's fees ................................................................................................. 229,772
Other affiliate fees ....................................................................................................... 32,045
Service and distribution fees ................................................................................................. 2,433,290
Variation margin on futures contracts ........................................................................................... 2,579,365
Variation margin on centrally cleared swaps ...................................................................................... 7,041
Other accrued expenses ................................................................................................... 6,356,756
Swap premiums received .................................................................................................... 611,446
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 2,760,375
OTC swaps ............................................................................................................ 117,155
Unfunded floating rate loan interests ........................................................................................... 10,437
Total liabilities ............................................................................................................
126,798,204
NET ASSETS ............................................................................................................
$ 17,222,597,579
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 17,204,347,711
Accumulated earnings ...................................................................................................... 18,249,868
NET ASSETS ............................................................................................................
$ 17,222,597,579

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2020
117
Financial Statements
BlackRock
Multi-Asset
Income
Portfolio
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 9,697,019,331
Shares outstanding .................................................................................................
867,465,109
Net asset value ....................................................................................................
$ 11.18
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 4,877,373,632
Shares outstanding .................................................................................................
436,808,442
Net asset value ....................................................................................................
$ 11.17
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 1,670,369,294
Shares outstanding .................................................................................................
149,779,061
Net asset value ....................................................................................................
$ 11.15
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 977,835,322
Shares outstanding .................................................................................................
87,520,607
Net asset value ....................................................................................................
$ 11.17
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
See notes to financial statements.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
RETINC-12/31-AR

Item 2 –           Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –           Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$40,596	$40,596	$0	$38	$20,300	$20,200	$0	$0
BlackRock Retirement Income 2030 Fund	$20,700	N/A	$0	N/A	$0	N/A	$0	N/A
BlackRock Retirement Income 2040 Fund	$20,700	N/A	$0	N/A	$0	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

 (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$20,300	$20,238
BlackRock Retirement Income 2030 Fund	$0	N/A
BlackRock Retirement Income 2040 Fund	$0	N/A

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 5, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 5, 2021